Jackson National Separate Account I

Financial Statements

December 31, 2025

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$1,339,154,769	$15,586,928	$21,122,275	$522,757,414	$8,243,642	$3,257,867	$2,591,959,593
Receivables:
Investments in Fund shares sold	236,910	—	7,648	363,421	119	1,305	912,386
Investment Division units sold	66,635	—	—	224,486	—	—	173,775
Total assets	1,339,458,314	15,586,928	21,129,923	523,345,321	8,243,761	3,259,172	2,593,045,754

Liabilities
Payables:
Investments in Fund shares purchased	66,635	—	—	224,486	—	—	173,775
Investment Division units redeemed	190,473	—	7,432	346,569	22	1,271	819,580
Insurance fees due to Jackson	46,437	—	216	16,852	97	34	92,806
Total liabilities	303,545	—	7,648	587,907	119	1,305	1,086,161
Net assets	$1,339,154,769	$15,586,928	$21,122,275	$522,757,414	$8,243,642	$3,257,867	$2,591,959,593
Maximum Unit Value	31.486200	30.354363	20.137014	16.373014	15.993963	17.629419	31.209356
Minimum Unit Value	19.412141	23.836587	9.094710	11.565441	15.559935	10.877448	17.499988

Investments in Funds, shares outstanding	55,336,974	628,505	2,110,117	33,169,887	510,442	282,801	108,178,614
Investments in Funds, at cost	$836,147,562	$10,910,378	$19,860,779	$450,202,500	$7,333,285	$2,527,637	$1,684,093,144

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	17,014,696	67,602	67,716	6,000,483	36,153	10,102	34,458,768
Total expenses	17,014,696	67,602	67,716	6,000,483	36,153	10,102	34,458,768
Net investment income (loss)	(17,014,696)	(67,602)	(67,716)	(6,000,483)	(36,153)	(10,102)	(34,458,768)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	118,992,459	992,080	141,074	17,243,775	459,146	111,997	198,529,234
Net change in unrealized appreciation
(depreciation) on investments in Funds	76,474,603	1,321,147	1,083,249	27,997,704	339,226	621,078	160,922,755
Net realized and unrealized gain (loss)	195,467,062	2,313,227	1,224,323	45,241,479	798,372	733,075	359,451,989

Net change in net assets
from operations	$178,452,366	$2,245,625	$1,156,607	$39,240,996	$762,219	$722,973	$324,993,221

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments in Funds, at fair value	$22,988,239	$348,128,935	$9,579,099	$14,562,084	$12,065,482	$1,734,625,745	$9,437,515
Receivables:
Investments in Fund shares sold	9,172	40,433	1,255	4,086	2,795	666,627	297
Investment Division units sold	—	46,435	—	—	—	277,680	—
Total assets	22,997,411	348,215,803	9,580,354	14,566,170	12,068,277	1,735,570,052	9,437,812

Liabilities
Payables:
Investments in Fund shares purchased	—	46,435	—	—	—	277,680	—
Investment Division units redeemed	8,906	29,867	1,141	3,937	2,671	605,360	185
Insurance fees due to Jackson	266	10,566	114	149	124	61,267	112
Total liabilities	9,172	86,868	1,255	4,086	2,795	944,307	297
Net assets	$22,988,239	$348,128,935	$9,579,099	$14,562,084	$12,065,482	$1,734,625,745	$9,437,515
Maximum Unit Value	30.106841	30.485024	29.810222	44.763999	82.319000	20.998555	20.526235
Minimum Unit Value	23.654598	21.532484	25.418061	12.988553	11.720468	14.426709	19.417529

Investments in Funds, shares outstanding	935,622	20,158,016	551,156	1,177,210	935,309	88,186,362	467,899
Investments in Funds, at cost	$16,430,943	$312,712,494	$8,741,736	$12,054,396	$10,117,839	$1,271,142,282	$7,449,218

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Investment Income
Dividends	$—	$4,990,126	$160,610	$315,397	$—	$—	$—
Expenses
Asset-based charges	94,949	3,543,704	41,909	47,521	41,020	22,909,840	39,871
Total expenses	94,949	3,543,704	41,909	47,521	41,020	22,909,840	39,871
Net investment income (loss)	(94,949)	1,446,422	118,701	267,876	(41,020)	(22,909,840)	(39,871)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	25,045,092	684,952	232,771	—	—	—
Sales of investments in Funds	600,576	11,109,681	406,749	327,562	181,921	93,993,289	371,593
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,572,590	8,327,695	279,960	2,568,975	626,374	87,441,182	574,892
Net realized and unrealized gain (loss)	3,173,166	44,482,468	1,371,661	3,129,308	808,295	181,434,471	946,485

Net change in net assets
from operations	$3,078,217	$45,928,890	$1,490,362	$3,397,184	$767,275	$158,524,631	$906,614

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments in Funds, at fair value	$194,929,798	$9,688,138	$3,187,388,184	$13,630,763	$317,463,563	$6,999,587	$183,752,921
Receivables:
Investments in Fund shares sold	539,006	—	1,217,964	1,771	73,310	—	154,043
Investment Division units sold	284,466	57,056	62,013	—	19,256	925	45,412
Total assets	195,753,270	9,745,194	3,188,668,161	13,632,534	317,556,129	7,000,512	183,952,376

Liabilities
Payables:
Investments in Fund shares purchased	284,466	57,056	62,013	—	19,256	925	45,412
Investment Division units redeemed	532,972	—	1,104,788	1,605	63,520	—	148,564
Insurance fees due to Jackson	6,034	—	113,176	166	9,790	—	5,479
Total liabilities	823,472	57,056	1,279,977	1,771	92,566	925	199,455
Net assets	$194,929,798	$9,688,138	$3,187,388,184	$13,630,763	$317,463,563	$6,999,587	$183,752,921
Maximum Unit Value	19.726793	19.310311	28.734069	27.718544	25.173920	24.612665	14.354493
Minimum Unit Value	14.627954	17.554761	16.116647	22.114646	18.538938	21.753525	11.347234

Investments in Funds, shares outstanding	14,971,567	738,988	142,294,115	593,416	21,464,744	471,353	12,995,256
Investments in Funds, at cost	$186,159,476	$9,486,568	$2,046,700,291	$10,347,211	$294,478,129	$6,701,092	$147,324,451

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$4,478,611	$243,203	$—	$—	$5,960,464	$158,670	$—
Expenses
Asset-based charges	2,038,272	35,987	42,365,949	59,902	3,339,001	31,340	1,982,271
Total expenses	2,038,272	35,987	42,365,949	59,902	3,339,001	31,340	1,982,271
Net investment income (loss)	2,440,339	207,216	(42,365,949)	(59,902)	2,621,463	127,330	(1,982,271)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	6,378,232	310,372	—	—	21,251,059	494,313	—
Sales of investments in Funds	2,020,741	31,142	220,443,353	363,299	5,308,813	104,263	7,875,438
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,747,318	413,201	166,674,249	1,203,799	8,204,336	227,319	8,635,714
Net realized and unrealized gain (loss)	16,146,291	754,715	387,117,602	1,567,098	34,764,208	825,895	16,511,152

Net change in net assets
from operations	$18,586,630	$961,931	$344,751,653	$1,507,196	$37,385,671	$953,225	$14,528,881

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Assets
Investments in Funds, at fair value	$6,826,572	$542,750,144	$9,262,377	$842,650,759	$18,731,238	$374,271,149	$5,768,661
Receivables:
Investments in Fund shares sold	623	528,214	1,916	356,790	107,206	284,152	1,082
Investment Division units sold	—	43,677	—	146,760	—	5,583	—
Total assets	6,827,195	543,322,035	9,264,293	843,154,309	18,838,444	374,560,884	5,769,743

Liabilities
Payables:
Investments in Fund shares purchased	—	43,677	—	146,760	—	5,583	—
Investment Division units redeemed	542	509,090	1,807	327,389	106,981	271,022	1,013
Insurance fees due to Jackson	81	19,124	109	29,401	225	13,130	69
Total liabilities	623	571,891	1,916	503,550	107,206	289,735	1,082
Net assets	$6,826,572	$542,750,144	$9,262,377	$842,650,759	$18,731,238	$374,271,149	$5,768,661
Maximum Unit Value	14.297196	20.256542	20.624930	17.061138	16.614184	18.254987	18.188889
Minimum Unit Value	13.628840	11.916843	18.138344	11.212681	14.066170	14.962216	17.594240

Investments in Funds, shares outstanding	471,774	50,347,880	857,628	61,017,434	1,326,575	27,499,717	419,234
Investments in Funds, at cost	$5,951,683	$453,784,764	$8,096,200	$704,486,207	$16,880,577	$356,228,883	$5,147,362

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Investment Income
Dividends	$—	$4,062,059	$93,412	$—	$—	$7,204,550	$126,899
Expenses
Asset-based charges	28,766	6,828,590	37,980	11,701,884	83,250	4,967,922	26,302
Total expenses	28,766	6,828,590	37,980	11,701,884	83,250	4,967,922	26,302
Net investment income (loss)	(28,766)	(2,766,531)	55,432	(11,701,884)	(83,250)	2,236,628	100,597

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	355,459	12,660,896	177,627	45,822,349	565,668	(2,443,481)	181,978
Net change in unrealized appreciation
(depreciation) on investments in Funds	247,727	97,865,130	1,663,872	(12,209,443)	177,530	82,981,890	1,130,787
Net realized and unrealized gain (loss)	603,186	110,526,026	1,841,499	33,612,906	743,198	80,538,409	1,312,765

Net change in net assets
from operations	$574,420	$107,759,495	$1,896,931	$21,911,022	$659,948	$82,775,037	$1,413,362

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Assets
Investments in Funds, at fair value	$386,177,975	$11,098,051	$1,587,964,259	$32,639,411	$1,142,776,071	$21,273,370	$77,306,082
Receivables:
Investments in Fund shares sold	117,858	771	1,177,204	45,545	506,230	888	58,328
Investment Division units sold	63,641	17,547	267,610	57,112	931,890	65,403	200,896
Total assets	386,359,474	11,116,369	1,589,409,073	32,742,068	1,144,214,191	21,339,661	77,565,306

Liabilities
Payables:
Investments in Fund shares purchased	63,641	17,547	267,610	57,112	931,890	65,403	200,896
Investment Division units redeemed	104,613	637	1,120,919	45,155	465,218	633	55,762
Insurance fees due to Jackson	13,245	134	56,285	390	41,012	255	2,566
Total liabilities	181,499	18,318	1,444,814	102,657	1,438,120	66,291	259,224
Net assets	$386,177,975	$11,098,051	$1,587,964,259	$32,639,411	$1,142,776,071	$21,273,370	$77,306,082
Maximum Unit Value	21.868494	21.717732	120.213239	124.960031	43.911288	44.816237	18.830001
Minimum Unit Value	17.098619	20.856921	49.203909	101.745156	24.622998	39.104698	17.440474

Investments in Funds, shares outstanding	18,710,173	525,974	36,131,155	690,781	51,685,937	940,883	4,105,474
Investments in Funds, at cost	$328,156,067	$9,688,038	$1,301,668,169	$29,755,004	$905,464,280	$17,909,127	$70,240,497

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,091,847	52,046	21,373,402	142,082	15,345,167	91,595	994,230
Total expenses	5,091,847	52,046	21,373,402	142,082	15,345,167	91,595	994,230
Net investment income (loss)	(5,091,847)	(52,046)	(21,373,402)	(142,082)	(15,345,167)	(91,595)	(994,230)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	17,075,190	559,244	72,566,837	577,526	56,805,293	868,961	1,298,858
Net change in unrealized appreciation
(depreciation) on investments in Funds	(9,817,424)	(365,049)	(15,549,667)	655,629	(27,625,983)	(219,674)	7,174,246
Net realized and unrealized gain (loss)	7,257,766	194,195	57,017,170	1,233,155	29,179,310	649,287	8,473,104

Net change in net assets
from operations	$2,165,919	$142,149	$35,643,768	$1,091,073	$13,834,143	$557,692	$7,478,874

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$1,399,509	$540,926,066	$9,208,205	$15,083,082	$613,681	$3,341,103,335	$56,231,945
Receivables:
Investments in Fund shares sold	—	739,417	1,532	12,003	—	1,420,135	384,600
Investment Division units sold	—	331,128	—	40,546	—	2,682,412	23,859
Total assets	1,399,509	541,996,611	9,209,737	15,135,631	613,681	3,345,205,882	56,640,404

Liabilities
Payables:
Investments in Fund shares purchased	—	331,128	—	40,546	—	2,682,412	23,859
Investment Division units redeemed	—	733,127	1,437	11,536	—	1,305,462	383,917
Insurance fees due to Jackson	—	6,290	95	467	—	114,673	683
Total liabilities	—	1,070,545	1,532	52,549	—	4,102,547	408,459
Net assets	$1,399,509	$540,926,066	$9,208,205	$15,083,082	$613,681	$3,341,103,335	$56,231,945
Maximum Unit Value	18.793409	30.230609	64.718257	12.140015	12.100425	40.523015	41.819584
Minimum Unit Value	18.764039	29.006806	10.648359	11.111165	11.945271	20.263184	35.052072

Investments in Funds, shares outstanding	73,542	17,454,859	785,683	1,242,428	49,974	158,797,687	2,527,278
Investments in Funds, at cost	$1,297,951	$364,643,760	$7,872,736	$13,694,524	$557,111	$2,335,098,904	$40,907,168

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,187	2,141,175	31,416	146,261	2,990	39,359,612	254,472
Total expenses	5,187	2,141,175	31,416	146,261	2,990	39,359,612	254,472
Net investment income (loss)	(5,187)	(2,141,175)	(31,416)	(146,261)	(2,990)	(39,359,612)	(254,472)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(122,319)	48,373,028	133,362	390,254	8,788	175,267,454	5,133,854
Net change in unrealized appreciation
(depreciation) on investments in Funds	107,383	35,872,348	409,154	402,080	26,696	275,471,748	3,433,769
Net realized and unrealized gain (loss)	(14,936)	84,245,376	542,516	792,334	35,484	450,739,202	8,567,623

Net change in net assets
from operations	$(20,123)	$82,104,201	$511,100	$646,073	$32,494	$411,379,590	$8,313,151

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Assets
Investments in Funds, at fair value	$460,107,639	$16,579,649	$515,242,914	$12,263,541	$284,249,626	$5,056,172	$1,026,130,328
Receivables:
Investments in Fund shares sold	316,938	917	187,057	8,697	277,948	76	813,924
Investment Division units sold	157,039	1,787	354,526	—	69,311	2,637	493,030
Total assets	460,581,616	16,582,353	515,784,497	12,272,238	284,596,885	5,058,885	1,027,437,282

Liabilities
Payables:
Investments in Fund shares purchased	157,039	1,787	354,526	—	69,311	2,637	493,030
Investment Division units redeemed	301,902	720	169,788	8,552	267,748	16	780,148
Insurance fees due to Jackson	15,036	197	17,269	145	10,200	60	33,776
Total liabilities	473,977	2,704	541,583	8,697	347,259	2,713	1,306,954
Net assets	$460,107,639	$16,579,649	$515,242,914	$12,263,541	$284,249,626	$5,056,172	$1,026,130,328
Maximum Unit Value	9.939923	9.906287	17.467228	17.477745	11.861158	12.014514	36.578949
Minimum Unit Value	8.841726	9.709458	14.683874	16.845400	7.770850	10.914113	25.926695

Investments in Funds, shares outstanding	46,335,110	1,646,440	29,645,737	689,738	26,491,111	457,572	31,000,916
Investments in Funds, at cost	$433,029,256	$15,376,576	$389,135,891	$9,136,660	$283,963,886	$4,961,621	$698,975,811

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,265,219	72,028	5,726,337	45,879	3,799,181	20,140	11,529,861
Total expenses	5,265,219	72,028	5,726,337	45,879	3,799,181	20,140	11,529,861
Net investment income (loss)	(5,265,219)	(72,028)	(5,726,337)	(45,879)	(3,799,181)	(20,140)	(11,529,861)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	5,670,821	378,127	21,926,993	288,308	(2,305,360)	(14,113)	69,532,718
Net change in unrealized appreciation
(depreciation) on investments in Funds	22,448,898	790,500	61,430,933	1,643,892	26,736,464	398,400	115,127,401
Net realized and unrealized gain (loss)	28,119,719	1,168,627	83,357,926	1,932,200	24,431,104	384,287	184,660,119

Net change in net assets
from operations	$22,854,500	$1,096,599	$77,631,589	$1,886,321	$20,631,923	$364,147	$173,130,258

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Assets
Investments in Funds, at fair value	$26,039,178	$551,279,461	$10,817,326	$4,001,597,069	$55,209,841	$8,038,199,129	$160,902,183
Receivables:
Investments in Fund shares sold	33,862	269,726	28,560	1,825,680	384,979	4,850,646	610,926
Investment Division units sold	—	166,415	—	2,483,125	354,135	4,705,623	280,654
Total assets	26,073,040	551,715,602	10,845,886	4,005,905,874	55,948,955	8,047,755,398	161,793,763

Liabilities
Payables:
Investments in Fund shares purchased	—	166,415	—	2,483,125	354,135	4,705,623	280,654
Investment Division units redeemed	33,549	250,043	28,430	1,686,389	384,313	4,579,684	609,008
Insurance fees due to Jackson	313	19,683	130	139,291	666	270,962	1,918
Total liabilities	33,862	436,141	28,560	4,308,805	739,114	9,556,269	891,580
Net assets	$26,039,178	$551,279,461	$10,817,326	$4,001,597,069	$55,209,841	$8,038,199,129	$160,902,183
Maximum Unit Value	35.917578	26.832535	27.145291	34.392972	33.644376	80.247117	78.454974
Minimum Unit Value	33.471505	16.639623	24.649479	24.289667	31.852911	50.713107	74.209747

Investments in Funds, shares outstanding	768,117	25,475,021	482,701	121,703,074	1,637,303	103,358,610	2,017,329
Investments in Funds, at cost	$18,748,962	$435,133,508	$9,480,409	$2,577,184,749	$40,300,905	$5,127,176,606	$108,200,537

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	106,707	7,116,661	45,679	48,160,610	229,277	86,741,563	652,279
Total expenses	106,707	7,116,661	45,679	48,160,610	229,277	86,741,563	652,279
Net investment income (loss)	(106,707)	(7,116,661)	(45,679)	(48,160,610)	(229,277)	(86,741,563)	(652,279)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,233,278	23,857,300	171,828	279,507,397	4,560,511	577,509,751	16,707,789
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,587,963	48,086,383	1,287,205	360,601,543	4,498,723	695,955,516	11,680,592
Net realized and unrealized gain (loss)	4,821,241	71,943,683	1,459,033	640,108,940	9,059,234	1,273,465,267	28,388,381

Net change in net assets
from operations	$4,714,534	$64,827,022	$1,413,354	$591,948,330	$8,829,957	$1,186,723,704	$27,736,102

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$11,610,352,249	$171,434,344	$1,338,732,605	$21,951,334	$59,985,052	$430,730	$2,301,074,194
Receivables:
Investments in Fund shares sold	7,987,600	441,408	1,260,224	58,876	12,218	—	479,410
Investment Division units sold	3,118,900	—	480,595	66,871	—	—	448,169
Total assets	11,621,458,749	171,875,752	1,340,473,424	22,077,081	59,997,270	430,730	2,302,001,773

Liabilities
Payables:
Investments in Fund shares purchased	3,118,900	—	480,595	66,871	—	—	448,169
Investment Division units redeemed	7,586,622	439,360	1,213,273	58,614	10,242	—	398,177
Insurance fees due to Jackson	400,978	2,048	46,951	262	1,976	—	81,233
Total liabilities	11,106,500	441,408	1,740,819	125,747	12,218	—	927,579
Net assets	$11,610,352,249	$171,434,344	$1,338,732,605	$21,951,334	$59,985,052	$430,730	$2,301,074,194
Maximum Unit Value	62.559543	63.231940	23.052105	23.332043	11.109916	11.096868	27.249854
Minimum Unit Value	37.306772	57.419784	13.745181	21.188714	10.873715	11.090247	19.097723

Investments in Funds, shares outstanding	199,627,790	2,846,801	65,656,332	1,041,829	5,399,195	38,630	88,062,541
Investments in Funds, at cost	$6,226,071,697	$110,566,775	$971,992,768	$17,474,250	$57,044,313	$423,834	$1,470,416,693

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	140,369,519	717,264	16,206,205	82,674	329,913	446	29,291,779
Total expenses	140,369,519	717,264	16,206,205	82,674	329,913	446	29,291,779
Net investment income (loss)	(140,369,519)	(717,264)	(16,206,205)	(82,674)	(329,913)	(446)	(29,291,779)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,201,142,951	16,282,448	62,653,510	685,555	361,111	9	155,645,252
Net change in unrealized appreciation
(depreciation) on investments in Funds	612,460,307	11,028,645	233,168,782	3,841,394	2,975,449	6,896	185,907,984
Net realized and unrealized gain (loss)	1,813,603,258	27,311,093	295,822,292	4,526,949	3,336,560	6,905	341,553,236

Net change in net assets
from operations	$1,673,233,739	$26,593,829	$279,616,087	$4,444,275	$3,006,647	$6,459	$312,261,457

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Assets
Investments in Funds, at fair value	$25,270,862	$1,368,803,625	$32,575,842	$3,892,920,576	$62,266,477	$363,274,500	$9,818,911
Receivables:
Investments in Fund shares sold	1,931	1,135,088	32,764	2,219,411	1,431	188,779	58,003
Investment Division units sold	20,040	562,339	87,114	942,600	25,891	124,044	—
Total assets	25,292,833	1,370,501,052	32,695,720	3,896,082,587	62,293,799	363,587,323	9,876,914

Liabilities
Payables:
Investments in Fund shares purchased	20,040	562,339	87,114	942,600	25,891	124,044	—
Investment Division units redeemed	1,623	1,086,488	32,375	2,081,432	686	176,098	57,886
Insurance fees due to Jackson	308	48,600	389	137,979	745	12,681	117
Total liabilities	21,971	1,697,427	119,878	3,162,011	27,322	312,823	58,003
Net assets	$25,270,862	$1,368,803,625	$32,575,842	$3,892,920,576	$62,266,477	$363,274,500	$9,818,911
Maximum Unit Value	26.648733	26.064925	26.384411	52.985936	53.577017	19.229991	19.167577
Minimum Unit Value	25.229798	16.419332	23.959210	35.541382	48.652318	16.229623	19.043000

Investments in Funds, shares outstanding	943,295	60,916,939	1,404,737	78,533,802	1,213,298	18,891,030	500,709
Investments in Funds, at cost	$17,913,414	$915,850,647	$24,282,368	$2,139,784,345	$42,829,205	$276,937,836	$8,135,676

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	110,589	16,709,865	128,153	48,937,240	269,609	4,785,061	37,384
Total expenses	110,589	16,709,865	128,153	48,937,240	269,609	4,785,061	37,384
Net investment income (loss)	(110,589)	(16,709,865)	(128,153)	(48,937,240)	(269,609)	(4,785,061)	(37,384)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,011,424	92,659,297	1,817,861	400,082,371	6,499,048	32,320,118	563,276
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,869,180	220,492,066	5,401,811	183,206,800	3,330,237	14,423,263	476,688
Net realized and unrealized gain (loss)	3,880,604	313,151,363	7,219,672	583,289,171	9,829,285	46,743,381	1,039,964

Net change in net assets
from operations	$3,770,015	$296,441,498	$7,091,519	$534,351,931	$9,559,676	$41,958,320	$1,002,580

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Assets
Investments in Funds, at fair value	$2,445,613,429	$20,095,787	$680,679,313	$8,089,688	$3,552,044,830	$53,837,555	$1,274,726,106
Receivables:
Investments in Fund shares sold	1,681,945	4,524	439,295	5,825	2,129,256	251,344	551,634
Investment Division units sold	450,733	—	11,396	—	596,478	8,254	1,450,011
Total assets	2,447,746,107	20,100,311	681,130,004	8,095,513	3,554,770,564	54,097,153	1,276,727,751

Liabilities
Payables:
Investments in Fund shares purchased	450,733	—	11,396	—	596,478	8,254	1,450,011
Investment Division units redeemed	1,594,734	4,285	415,314	5,729	2,002,291	250,689	507,028
Insurance fees due to Jackson	87,211	239	23,981	96	126,965	655	44,606
Total liabilities	2,132,678	4,524	450,691	5,825	2,725,734	259,598	2,001,645
Net assets	$2,445,613,429	$20,095,787	$680,679,313	$8,089,688	$3,552,044,830	$53,837,555	$1,274,726,106
Maximum Unit Value	25.744800	25.987579	18.373460	18.001040	237.397349	249.631693	47.282655
Minimum Unit Value	16.182034	23.682206	11.060533	16.529619	51.627685	201.083670	19.859283

Investments in Funds, shares outstanding	114,656,044	914,692	42,330,803	488,508	34,779,642	494,558	53,514,950
Investments in Funds, at cost	$1,511,501,921	$14,044,157	$483,090,323	$6,232,299	$2,024,529,859	$37,976,772	$1,068,361,549

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$19,346,677
Expenses
Asset-based charges	31,947,450	84,492	8,572,210	38,743	47,670,403	255,868	12,008,682
Total expenses	31,947,450	84,492	8,572,210	38,743	47,670,403	255,868	12,008,682
Net investment income (loss)	(31,947,450)	(84,492)	(8,572,210)	(38,743)	(47,670,403)	(255,868)	7,337,995

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	80,883,366
Sales of investments in Funds	195,202,966	913,005	40,012,682	514,443	519,011,839	8,836,130	53,350,745
Net change in unrealized appreciation
(depreciation) on investments in Funds	225,679,989	2,447,307	131,160,332	1,716,358	(123,796,663)	(2,114,465)	163,579,596
Net realized and unrealized gain (loss)	420,882,955	3,360,312	171,173,014	2,230,801	395,215,176	6,721,665	297,813,707

Net change in net assets
from operations	$388,935,505	$3,275,820	$162,600,804	$2,192,058	$347,544,773	$6,465,797	$305,151,702

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Assets
Investments in Funds, at fair value	$35,692,839	$715,948,950	$34,854,284	$69,467,395	$3,211,450	$559,940,694	$30,386,085
Receivables:
Investments in Fund shares sold	21,349	662,258	673	5,611	91	194,122	1,478
Investment Division units sold	74,885	155,533	97,226	35,955	—	684,535	17,348
Total assets	35,789,073	716,766,741	34,952,183	69,508,961	3,211,541	560,819,351	30,404,911

Liabilities
Payables:
Investments in Fund shares purchased	74,885	155,533	97,226	35,955	—	684,535	17,348
Investment Division units redeemed	20,923	638,245	259	3,294	54	175,282	1,123
Insurance fees due to Jackson	426	24,013	414	2,317	37	18,840	355
Total liabilities	96,234	817,791	97,899	41,566	91	878,657	18,826
Net assets	$35,692,839	$715,948,950	$34,854,284	$69,467,395	$3,211,450	$559,940,694	$30,386,085
Maximum Unit Value	44.941755	30.597018	30.456107	14.208840	14.145459	18.420061	18.413616
Minimum Unit Value	37.024027	24.272975	29.343197	12.122967	13.683350	15.345587	17.880680

Investments in Funds, shares outstanding	1,440,970	23,397,025	1,111,779	7,390,148	338,404	36,789,796	1,979,550
Investments in Funds, at cost	$29,631,046	$517,275,928	$23,480,129	$77,951,195	$3,447,631	$463,603,415	$24,601,844

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Investment Income
Dividends	$574,834	$—	$—	$2,631,913	$131,065	$7,199,086	$457,245
Expenses
Asset-based charges	125,974	9,180,234	156,672	972,979	14,293	5,060,799	128,538
Total expenses	125,974	9,180,234	156,672	972,979	14,293	5,060,799	128,538
Net investment income (loss)	448,860	(9,180,234)	(156,672)	1,658,934	116,772	2,138,287	328,707

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	2,179,554	—	—	—	—	—	—
Sales of investments in Funds	2,078,982	82,514,688	3,353,538	(3,979,871)	(46,181)	19,310,118	3,329,062
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,319,233	(19,970,417)	(68,895)	3,413,482	21,804	90,812,289	5,477,192
Net realized and unrealized gain (loss)	9,577,769	62,544,271	3,284,643	(566,389)	(24,377)	110,122,407	8,806,254

Net change in net assets
from operations	$10,026,629	$53,364,037	$3,127,971	$1,092,545	$92,395	$112,260,694	$9,134,961

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$1,174,643,666	$40,195,126	$639,895,775	$28,228,125	$1,468,775,273	$26,945,590	$117,193,599
Receivables:
Investments in Fund shares sold	385,112	4,827	229,442	507	705,872	731	58,966
Investment Division units sold	105,161	22,179	691,838	8,153	493,031	16,782	217,775
Total assets	1,175,133,939	40,222,132	640,817,055	28,236,785	1,469,974,176	26,963,103	117,470,340

Liabilities
Payables:
Investments in Fund shares purchased	105,161	22,179	691,838	8,153	493,031	16,782	217,775
Investment Division units redeemed	344,553	4,354	207,955	177	653,158	423	54,987
Insurance fees due to Jackson	40,559	473	21,487	330	52,714	308	3,979
Total liabilities	490,273	27,006	921,280	8,660	1,198,903	17,513	276,741
Net assets	$1,174,643,666	$40,195,126	$639,895,775	$28,228,125	$1,468,775,273	$26,945,590	$117,193,599
Maximum Unit Value	116.116441	121.224559	35.019375	34.453557	31.177001	32.294912	13.632918
Minimum Unit Value	40.544170	98.703624	24.126534	18.231918	13.337065	26.604461	10.393027

Investments in Funds, shares outstanding	35,011,734	1,101,538	45,576,622	1,967,117	105,743,360	1,762,301	8,844,800
Investments in Funds, at cost	$658,563,042	$27,623,271	$535,082,320	$24,294,617	$1,366,787,488	$24,989,677	$101,932,937

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	14,934,297	169,363	7,292,162	125,518	19,921,827	112,763	1,455,471
Total expenses	14,934,297	169,363	7,292,162	125,518	19,921,827	112,763	1,455,471
Net investment income (loss)	(14,934,297)	(169,363)	(7,292,162)	(125,518)	(19,921,827)	(112,763)	(1,455,471)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	142,906,166	3,734,894	20,196,399	1,501,750	15,223,288	464,523	3,512,563
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,933,567	1,878,759	19,223,836	342,610	89,647,724	1,473,019	6,016,826
Net realized and unrealized gain (loss)	164,839,733	5,613,653	39,420,235	1,844,360	104,871,012	1,937,542	9,529,389

Net change in net assets
from operations	$149,905,436	$5,444,290	$32,128,073	$1,718,842	$84,949,185	$1,824,779	$8,073,918

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Assets
Investments in Funds, at fair value	$3,756,385	$1,275,678,852	$25,348,560	$635,481,922	$17,017,673	$2,199,859,010	$76,124,683
Receivables:
Investments in Fund shares sold	69	837,630	22,187	474,350	461	8,252,874	57,777
Investment Division units sold	—	897,135	1,000	179,407	12,817	5,005,566	236,031
Total assets	3,756,454	1,277,413,617	25,371,747	636,135,679	17,030,951	2,213,117,450	76,418,491

Liabilities
Payables:
Investments in Fund shares purchased	—	897,135	1,000	179,407	12,817	5,005,566	236,031
Investment Division units redeemed	25	793,686	21,884	453,128	259	8,179,271	56,914
Insurance fees due to Jackson	44	43,944	303	21,222	202	73,603	863
Total liabilities	69	1,734,765	23,187	653,757	13,278	13,258,440	293,808
Net assets	$3,756,385	$1,275,678,852	$25,348,560	$635,481,922	$17,017,673	$2,199,859,010	$76,124,683
Maximum Unit Value	13.485255	34.667951	34.208010	12.749131	12.517574	19.022940	19.526156
Minimum Unit Value	13.305491	25.351849	32.267743	9.036069	11.875676	7.858658	15.729008

Investments in Funds, shares outstanding	282,435	44,918,269	872,284	54,688,634	1,434,880	2,199,859,010	76,124,683
Investments in Funds, at cost	$3,315,752	$875,038,737	$19,291,287	$598,557,936	$15,783,757	$2,199,861,085	$76,124,543

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$87,007,463	$2,633,795
Expenses
Asset-based charges	14,898	17,310,983	112,961	7,877,374	74,246	28,861,474	276,079
Total expenses	14,898	17,310,983	112,961	7,877,374	74,246	28,861,474	276,079
Net investment income (loss)	(14,898)	(17,310,983)	(112,961)	(7,877,374)	(74,246)	58,145,989	2,357,716

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	163,466	133,724,103	2,344,421	5,287,583	235,409	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	128,056	(15,553,199)	(48,881)	41,805,137	1,059,650	—	—
Net realized and unrealized gain (loss)	291,522	118,170,904	2,295,540	47,092,720	1,295,059	—	—

Net change in net assets
from operations	$276,624	$100,859,921	$2,182,579	$39,215,346	$1,220,813	$58,145,989	$2,357,716

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Assets
Investments in Funds, at fair value	$739,291,469	$13,890,212	$414,960,483	$3,922,885	$1,276,841,219	$7,850,475	$4,504,118,302
Receivables:
Investments in Fund shares sold	398,573	67,037	192,083	17,550	613,055	997	2,094,288
Investment Division units sold	655,724	10,547	330,910	—	684,910	1,792	1,526,640
Total assets	740,345,766	13,967,796	415,483,476	3,940,435	1,278,139,184	7,853,264	4,507,739,230

Liabilities
Payables:
Investments in Fund shares purchased	655,724	10,547	330,910	—	684,910	1,792	1,526,640
Investment Division units redeemed	372,603	66,873	177,748	17,504	567,537	903	1,933,853
Insurance fees due to Jackson	25,970	164	14,335	46	45,518	94	160,435
Total liabilities	1,054,297	77,584	522,993	17,550	1,297,965	2,789	3,620,928
Net assets	$739,291,469	$13,890,212	$414,960,483	$3,922,885	$1,276,841,219	$7,850,475	$4,504,118,302
Maximum Unit Value	42.082495	43.806386	26.000790	26.177279	29.304779	29.852614	63.001027
Minimum Unit Value	18.118844	35.288325	16.935951	25.473211	16.083776	26.253897	36.299048

Investments in Funds, shares outstanding	56,607,310	1,025,865	19,417,898	178,882	70,504,761	444,283	93,796,716
Investments in Funds, at cost	$688,791,292	$12,907,562	$312,378,023	$3,221,948	$913,343,519	$6,400,332	$2,205,427,592

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,582,728	58,518	5,636,167	19,260	16,736,304	30,151	58,802,386
Total expenses	9,582,728	58,518	5,636,167	19,260	16,736,304	30,151	58,802,386
Net investment income (loss)	(9,582,728)	(58,518)	(5,636,167)	(19,260)	(16,736,304)	(30,151)	(58,802,386)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	8,093,552	279,827	39,110,079	431,988	71,282,749	307,447	578,602,155
Net change in unrealized appreciation
(depreciation) on investments in Funds	45,172,053	739,284	33,864,545	352,665	73,739,696	499,064	117,574,927
Net realized and unrealized gain (loss)	53,265,605	1,019,111	72,974,624	784,653	145,022,445	806,511	696,177,082

Net change in net assets
from operations	$43,682,877	$960,593	$67,338,457	$765,393	$128,286,141	$776,360	$637,374,696

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Assets
Investments in Funds, at fair value	$38,592,052	$378,452,548	$17,023,757	$364,347,219	$9,634,736	$1,222,217,129	$17,587,898
Receivables:
Investments in Fund shares sold	847	448,637	341	465,211	898	830,065	499
Investment Division units sold	70,619	161,129	3,568	442,707	—	89,431	70,667
Total assets	38,663,518	379,062,314	17,027,666	365,255,137	9,635,634	1,223,136,625	17,659,064

Liabilities
Payables:
Investments in Fund shares purchased	70,619	161,129	3,568	442,707	—	89,431	70,667
Investment Division units redeemed	389	435,801	139	452,796	783	784,727	292
Insurance fees due to Jackson	458	12,836	202	12,415	115	45,338	207
Total liabilities	71,466	609,766	3,909	907,918	898	919,496	71,166
Net assets	$38,592,052	$378,452,548	$17,023,757	$364,347,219	$9,634,736	$1,222,217,129	$17,587,898
Maximum Unit Value	60.899296	16.419466	16.423862	19.564300	19.493352	66.405003	68.361478
Minimum Unit Value	47.432432	13.027347	15.759238	15.845010	19.332848	31.288160	63.753453

Investments in Funds, shares outstanding	783,913	23,146,945	1,015,737	19,196,376	495,359	36,106,858	500,509
Investments in Funds, at cost	$26,860,309	$332,770,889	$14,599,952	$271,323,547	$7,117,597	$704,446,332	$12,355,822

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	154,447	4,873,874	75,467	4,384,982	46,020	16,848,146	73,549
Total expenses	154,447	4,873,874	75,467	4,384,982	46,020	16,848,146	73,549
Net investment income (loss)	(154,447)	(4,873,874)	(75,467)	(4,384,982)	(46,020)	(16,848,146)	(73,549)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,874,773	11,298,333	670,109	18,947,576	1,679,044	136,257,974	1,191,810
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,849,247	26,556,392	1,109,491	31,312,220	(118,146)	40,658,813	1,349,401
Net realized and unrealized gain (loss)	5,724,020	37,854,725	1,779,600	50,259,796	1,560,898	176,916,787	2,541,211

Net change in net assets
from operations	$5,569,573	$32,980,851	$1,704,133	$45,874,814	$1,514,878	$160,068,641	$2,467,662

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Assets
Investments in Funds, at fair value	$1,427,261,167	$20,234,681	$831,049,681	$2,029,583	$753,380,643	$33,992,054	$1,885,748,170
Receivables:
Investments in Fund shares sold	851,487	7,435	188,657	84	567,991	684	1,248,769
Investment Division units sold	438,862	7,833	6,903	—	273,339	—	107,545
Total assets	1,428,551,516	20,249,949	831,245,241	2,029,667	754,221,973	33,992,738	1,887,104,484

Liabilities
Payables:
Investments in Fund shares purchased	438,862	7,833	6,903	—	273,339	—	107,545
Investment Division units redeemed	801,333	7,193	157,887	59	542,772	285	1,178,977
Insurance fees due to Jackson	50,154	242	30,770	25	25,219	399	69,792
Total liabilities	1,290,349	15,268	195,560	84	841,330	684	1,356,314
Net assets	$1,427,261,167	$20,234,681	$831,049,681	$2,029,583	$753,380,643	$33,992,054	$1,885,748,170
Maximum Unit Value	72.283383	74.306233	18.075229	17.854867	18.580306	18.563355	70.278740
Minimum Unit Value	37.182470	63.031955	12.657785	17.768902	15.109953	18.358871	34.168884

Investments in Funds, shares outstanding	35,275,857	470,246	48,542,622	115,910	41,971,066	1,861,558	41,435,908
Investments in Funds, at cost	$1,114,952,100	$17,468,802	$563,326,149	$1,571,660	$581,371,061	$26,810,115	$1,003,186,114

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	18,807,697	87,765	11,479,262	9,350	9,397,829	145,566	26,011,190
Total expenses	18,807,697	87,765	11,479,262	9,350	9,397,829	145,566	26,011,190
Net investment income (loss)	(18,807,697)	(87,765)	(11,479,262)	(9,350)	(9,397,829)	(145,566)	(26,011,190)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	79,800,807	748,776	52,613,905	155,900	48,032,669	2,250,451	199,206,781
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,173,194)	482,993	65,094,511	143,995	3,691,085	157,977	65,778,482
Net realized and unrealized gain (loss)	78,627,613	1,231,769	117,708,416	299,895	51,723,754	2,408,428	264,985,263

Net change in net assets
from operations	$59,819,916	$1,144,004	$106,229,154	$290,545	$42,325,925	$2,262,862	$238,974,073

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Assets
Investments in Funds, at fair value	$14,034,694	$584,634,143	$2,479,563	$3,595,360,520	$22,412,017	$1,456,392,279	$4,098,088
Receivables:
Investments in Fund shares sold	255	178,523	—	1,856,319	330,438	442,152	1,017
Investment Division units sold	—	77,778	—	32,956	330,545	78,672	—
Total assets	14,034,949	584,890,444	2,479,563	3,597,249,795	23,073,000	1,456,913,103	4,099,105

Liabilities
Payables:
Investments in Fund shares purchased	—	77,778	—	32,956	330,545	78,672	—
Investment Division units redeemed	85	156,599	—	1,721,133	330,169	387,402	966
Insurance fees due to Jackson	170	21,924	—	135,186	269	54,750	51
Total liabilities	255	256,301	—	1,889,275	660,983	520,824	1,017
Net assets	$14,034,694	$584,634,143	$2,479,563	$3,595,360,520	$22,412,017	$1,456,392,279	$4,098,088
Maximum Unit Value	66.239409	22.705865	21.719804	64.837553	61.097382	30.157693	26.548372
Minimum Unit Value	44.956401	12.683474	17.169293	27.824706	35.890595	15.776438	22.535978

Investments in Funds, shares outstanding	300,786	33,561,087	139,145	98,936,723	601,665	63,820,871	175,207
Investments in Funds, at cost	$10,096,474	$467,963,584	$2,179,214	$1,826,622,123	$16,072,070	$920,856,947	$3,299,897

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	61,695	8,424,605	11,658	50,483,772	99,943	20,801,074	16,859
Total expenses	61,695	8,424,605	11,658	50,483,772	99,943	20,801,074	16,859
Net investment income (loss)	(61,695)	(8,424,605)	(11,658)	(50,483,772)	(99,943)	(20,801,074)	(16,859)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	999,513	28,520,381	65,686	392,842,248	1,147,553	113,232,288	29,753
Net change in unrealized appreciation
(depreciation) on investments in Funds	994,827	26,270,966	182,900	86,308,923	1,855,324	42,478,155	372,042
Net realized and unrealized gain (loss)	1,994,340	54,791,347	248,586	479,151,171	3,002,877	155,710,443	401,795

Net change in net assets
from operations	$1,932,645	$46,366,742	$236,928	$428,667,399	$2,902,934	$134,909,369	$384,936

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Assets
Investments in Funds, at fair value	$3,288,845,420	$6,662,795	$2,854,067,946	$49,491,407	$41,012,045	$2,211,483	$828,998,113
Receivables:
Investments in Fund shares sold	1,741,413	250	1,646,367	2,663	5,680	369	552,017
Investment Division units sold	43,504	448	904,593	28,334	242,588	—	63,104
Total assets	3,290,630,337	6,663,493	2,856,618,906	49,522,404	41,260,313	2,211,852	829,613,234

Liabilities
Payables:
Investments in Fund shares purchased	43,504	448	904,593	28,334	242,588	—	63,104
Investment Division units redeemed	1,617,010	171	1,547,241	2,075	4,347	343	523,593
Insurance fees due to Jackson	124,403	79	99,126	588	1,333	26	28,424
Total liabilities	1,784,917	698	2,550,960	30,997	248,268	369	615,121
Net assets	$3,288,845,420	$6,662,795	$2,854,067,946	$49,491,407	$41,012,045	$2,211,483	$828,998,113
Maximum Unit Value	50.546529	47.633625	172.552487	178.157230	11.210003	11.203085	31.930090
Minimum Unit Value	21.995242	29.116612	48.190640	143.509771	10.932409	11.189724	13.132632

Investments in Funds, shares outstanding	111,561,921	220,476	37,902,629	624,970	3,658,523	196,576	59,045,450
Investments in Funds, at cost	$1,777,774,226	$5,344,067	$2,052,639,357	$39,979,242	$37,946,095	$2,132,452	$798,883,595

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	46,807,113	29,224	36,976,697	223,002	357,943	3,630	10,642,352
Total expenses	46,807,113	29,224	36,976,697	223,002	357,943	3,630	10,642,352
Net investment income (loss)	(46,807,113)	(29,224)	(36,976,697)	(223,002)	(357,943)	(3,630)	(10,642,352)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	308,402,484	464,817	236,504,197	3,628,636	346,415	9,091	2,716,084
Net change in unrealized appreciation
(depreciation) on investments in Funds	83,847,020	324,919	(23,327,540)	784,406	3,035,576	76,729	49,176,970
Net realized and unrealized gain (loss)	392,249,504	789,736	213,176,657	4,413,042	3,381,991	85,820	51,893,054

Net change in net assets
from operations	$345,442,391	$760,512	$176,199,960	$4,190,040	$3,024,048	$82,190	$41,250,702

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Assets
Investments in Funds, at fair value	$20,680,065	$914,422,713	$23,569,302	$123,859,673	$4,760,770	$485,748,502	$9,943,967
Receivables:
Investments in Fund shares sold	483	540,522	1,393	392,744	101	818,611	22,377
Investment Division units sold	4,841	577,228	92,596	412,626	1,731	2,872	3,068
Total assets	20,685,389	915,540,463	23,663,291	124,665,043	4,762,602	486,569,985	9,969,412

Liabilities
Payables:
Investments in Fund shares purchased	4,841	577,228	92,596	412,626	1,731	2,872	3,068
Investment Division units redeemed	240	507,838	1,113	388,849	45	801,143	22,259
Insurance fees due to Jackson	243	32,684	280	3,895	56	17,468	118
Total liabilities	5,324	1,117,750	93,989	805,370	1,832	821,483	25,445
Net assets	$20,680,065	$914,422,713	$23,569,302	$123,859,673	$4,760,770	$485,748,502	$9,943,967
Maximum Unit Value	33.204049	30.854272	31.402003	20.708591	20.298782	23.816526	23.821036
Minimum Unit Value	26.746642	17.306687	27.773190	15.667575	18.731230	19.004016	23.559149

Investments in Funds, shares outstanding	1,371,357	43,481,822	1,086,143	8,391,577	320,807	23,545,734	472,847
Investments in Funds, at cost	$19,572,394	$606,105,654	$17,615,262	$127,672,732	$5,001,314	$372,634,553	$8,797,436

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$1,189,959	$58,637	$—	$—
Expenses
Asset-based charges	93,704	11,772,445	99,522	1,400,616	21,576	6,215,009	41,661
Total expenses	93,704	11,772,445	99,522	1,400,616	21,576	6,215,009	41,661
Net investment income (loss)	(93,704)	(11,772,445)	(99,522)	(210,657)	37,061	(6,215,009)	(41,661)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	13,551,127	511,801	29,673,365	603,370
Sales of investments in Funds	381,509	71,043,480	1,404,474	2,495,702	105,079	47,824,689	618,049
Net change in unrealized appreciation
(depreciation) on investments in Funds	979,228	46,002,774	1,575,390	(4,416,125)	(98,354)	(4,324,248)	224,148
Net realized and unrealized gain (loss)	1,360,737	117,046,254	2,979,864	11,630,704	518,526	73,173,806	1,445,567

Net change in net assets
from operations	$1,267,033	$105,273,809	$2,880,342	$11,420,047	$555,587	$66,958,797	$1,403,906

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Assets
Investments in Funds, at fair value	$471,794,203	$24,553,476	$922,578,264	$23,745,030	$1,031,200,068	$16,771,828	$1,200,556,360
Receivables:
Investments in Fund shares sold	70,491	319	477,374	2,501	940,297	563	582,870
Investment Division units sold	183,364	30,663	387,133	19,469	495,159	33,435	570,885
Total assets	472,048,058	24,584,458	923,442,771	23,767,000	1,032,635,524	16,805,826	1,201,710,115

Liabilities
Payables:
Investments in Fund shares purchased	183,364	30,663	387,133	19,469	495,159	33,435	570,885
Investment Division units redeemed	55,095	30	448,318	2,219	904,220	365	540,594
Insurance fees due to Jackson	15,396	289	29,056	282	36,077	198	42,276
Total liabilities	253,855	30,982	864,507	21,970	1,435,456	33,998	1,153,755
Net assets	$471,794,203	$24,553,476	$922,578,264	$23,745,030	$1,031,200,068	$16,771,828	$1,200,556,360
Maximum Unit Value	11.682240	11.651782	19.794182	20.348529	36.887018	38.111902	100.123970
Minimum Unit Value	9.964598	11.358065	9.997955	19.030792	18.601760	31.733117	44.608032

Investments in Funds, shares outstanding	46,851,460	2,419,062	74,945,432	1,823,735	29,700,463	506,702	22,520,284
Investments in Funds, at cost	$477,802,769	$25,023,663	$896,780,100	$22,700,820	$719,363,725	$12,595,024	$764,926,497

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Investment Income
Dividends	$20,979,128	$1,134,774	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,453,791	90,203	10,789,763	98,796	10,539,040	60,151	16,289,837
Total expenses	5,453,791	90,203	10,789,763	98,796	10,539,040	60,151	16,289,837
Net investment income (loss)	15,525,337	1,044,571	(10,789,763)	(98,796)	(10,539,040)	(60,151)	(16,289,837)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	851,034	38,620	514,271	109,121	110,748,008	2,775,433	157,293,071
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,862,077	70,183	57,895,045	1,430,795	118,452,677	1,144,123	(103,895,542)
Net realized and unrealized gain (loss)	4,713,111	108,803	58,409,316	1,539,916	229,200,685	3,919,556	53,397,529

Net change in net assets
from operations	$20,238,448	$1,153,374	$47,619,553	$1,441,120	$218,661,645	$3,859,405	$37,107,692

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Assets
Investments in Funds, at fair value	$13,681,666	$317,276,529	$9,193,689	$1,196,263,377	$23,666,002	$835,593,077	$20,023,934
Receivables:
Investments in Fund shares sold	45,904	269,842	565	555,959	29,314	331,801	6,634
Investment Division units sold	1,424	156,594	6,928	653,562	4,045	825,004	1,989
Total assets	13,728,994	317,702,965	9,201,182	1,197,472,898	23,699,361	836,749,882	20,032,557

Liabilities
Payables:
Investments in Fund shares purchased	1,424	156,594	6,928	653,562	4,045	825,004	1,989
Investment Division units redeemed	45,741	258,837	454	513,635	29,035	302,308	6,395
Insurance fees due to Jackson	163	11,005	111	42,324	279	29,493	239
Total liabilities	47,328	426,436	7,493	1,209,521	33,359	1,156,805	8,623
Net assets	$13,681,666	$317,276,529	$9,193,689	$1,196,263,377	$23,666,002	$835,593,077	$20,023,934
Maximum Unit Value	103.825846	17.540008	17.525657	60.269987	60.281148	17.278513	17.466869
Minimum Unit Value	86.450020	14.324564	16.885595	28.704995	57.226591	11.819526	16.029870

Investments in Funds, shares outstanding	245,587	18,088,742	509,628	19,848,405	381,402	55,118,277	1,289,371
Investments in Funds, at cost	$10,881,371	$289,027,241	$8,620,715	$743,151,533	$17,380,367	$639,207,088	$15,760,592

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	63,819	4,518,702	37,329	15,219,390	101,801	9,729,147	81,116
Total expenses	63,819	4,518,702	37,329	15,219,390	101,801	9,729,147	81,116
Net investment income (loss)	(63,819)	(4,518,702)	(37,329)	(15,219,390)	(101,801)	(9,729,147)	(81,116)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,873,426	20,659,692	568,885	115,649,928	2,633,782	42,289,715	1,226,208
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,179,557)	(18,915,899)	(382,088)	40,111,125	629,461	156,744,934	3,816,388
Net realized and unrealized gain (loss)	693,869	1,743,793	186,797	155,761,053	3,263,243	199,034,649	5,042,596

Net change in net assets
from operations	$630,050	$(2,774,909)	$149,468	$140,541,663	$3,161,442	$189,305,502	$4,961,480

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Assets
Investments in Funds, at fair value	$1,320,519,885	$18,272,896	$1,386,536,915	$24,737,002	$2,497,271,374	$33,697,761	$352,638,529
Receivables:
Investments in Fund shares sold	1,346,705	419	1,648,313	69,866	1,481,144	24,498	167,810
Investment Division units sold	137,382	6,705	724,658	35,424	445,933	3,978	372,308
Total assets	1,322,003,972	18,280,020	1,388,909,886	24,842,292	2,499,198,451	33,726,237	353,178,647

Liabilities
Payables:
Investments in Fund shares purchased	137,382	6,705	724,658	35,424	445,933	3,978	372,308
Investment Division units redeemed	1,299,559	202	1,599,453	69,574	1,392,533	24,096	155,690
Insurance fees due to Jackson	47,146	217	48,860	292	88,611	402	12,120
Total liabilities	1,484,087	7,124	2,372,971	105,290	1,927,077	28,476	540,118
Net assets	$1,320,519,885	$18,272,896	$1,386,536,915	$24,737,002	$2,497,271,374	$33,697,761	$352,638,529
Maximum Unit Value	68.649109	71.234186	47.623844	49.414689	81.194106	84.142376	24.420314
Minimum Unit Value	27.716296	59.312346	21.218281	41.166965	36.173954	70.056466	19.614154

Investments in Funds, shares outstanding	32,637,664	433,110	47,927,304	831,775	49,647,542	650,159	14,440,562
Investments in Funds, at cost	$1,039,869,284	$16,284,099	$936,864,625	$18,572,545	$1,723,365,994	$27,980,641	$283,813,145

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	18,750,463	80,288	18,090,284	106,973	32,415,080	136,024	3,821,569
Total expenses	18,750,463	80,288	18,090,284	106,973	32,415,080	136,024	3,821,569
Net investment income (loss)	(18,750,463)	(80,288)	(18,090,284)	(106,973)	(32,415,080)	(136,024)	(3,821,569)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	115,660,587	1,189,436	181,117,191	3,275,357	205,578,975	1,209,792	19,950,509
Net change in unrealized appreciation
(depreciation) on investments in Funds	(26,330,875)	(85,277)	25,754,946	274,657	123,899,336	2,970,660	27,302,201
Net realized and unrealized gain (loss)	89,329,712	1,104,159	206,872,137	3,550,014	329,478,311	4,180,452	47,252,710

Net change in net assets
from operations	$70,579,249	$1,023,871	$188,781,853	$3,443,041	$297,063,231	$4,044,428	$43,431,141

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Assets
Investments in Funds, at fair value	$9,585,110	$6,813,440,744	$126,514,841	$2,750,879,935	$70,811,191	$146,027,101	$5,199,080
Receivables:
Investments in Fund shares sold	508	2,958,813	360,885	1,521,021	91,039	67,678	241
Investment Division units sold	33,435	3,149,293	69,854	905,030	—	106	—
Total assets	9,619,053	6,819,548,850	126,945,580	2,753,305,986	70,902,230	146,094,885	5,199,321

Liabilities
Payables:
Investments in Fund shares purchased	33,435	3,149,293	69,854	905,030	—	106	—
Investment Division units redeemed	393	2,719,054	359,389	1,426,202	90,193	62,642	179
Insurance fees due to Jackson	115	239,759	1,496	94,819	846	5,036	62
Total liabilities	33,943	6,108,106	430,739	2,426,051	91,039	67,784	241
Net assets	$9,585,110	$6,813,440,744	$126,514,841	$2,750,879,935	$70,811,191	$146,027,101	$5,199,080
Maximum Unit Value	24.403757	112.210673	116.405501	43.653140	44.896642	18.309996	18.293052
Minimum Unit Value	23.512384	50.002897	96.923680	21.524121	38.149382	14.706445	18.142733

Investments in Funds, shares outstanding	381,573	90,604,265	1,607,558	132,063,367	3,198,337	7,975,265	276,106
Investments in Funds, at cost	$8,083,599	$3,453,514,961	$79,206,147	$2,067,650,271	$53,608,023	$128,226,172	$4,629,716

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	37,805	81,830,306	515,396	30,977,514	268,519	1,713,526	18,357
Total expenses	37,805	81,830,306	515,396	30,977,514	268,519	1,713,526	18,357
Net investment income (loss)	(37,805)	(81,830,306)	(515,396)	(30,977,514)	(268,519)	(1,713,526)	(18,357)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	970,566	1,000,746,882	18,613,145	135,097,086	4,021,170	4,537,060	119,682
Net change in unrealized appreciation
(depreciation) on investments in Funds	441,293	215,302,028	4,801,838	516,250,319	12,624,646	14,086,992	486,757
Net realized and unrealized gain (loss)	1,411,859	1,216,048,910	23,414,983	651,347,405	16,645,816	18,624,052	606,439

Net change in net assets
from operations	$1,374,054	$1,134,218,604	$22,899,587	$620,369,891	$16,377,297	$16,910,526	$588,082

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Assets
Investments in Funds, at fair value	$8,582,597,874	$175,341,974	$166,577,013	$8,648,895	$2,899,607,344	$77,619,404	$15,545,722,690
Receivables:
Investments in Fund shares sold	5,221,161	206,142	66,581	6,839	1,150,609	55,181	6,038,121
Investment Division units sold	4,350,133	150,658	128,349	12,876	1,768,087	2,043	4,498,001
Total assets	8,592,169,168	175,698,774	166,771,943	8,668,610	2,902,526,040	77,676,628	15,556,258,812

Liabilities
Payables:
Investments in Fund shares purchased	4,350,133	150,658	128,349	12,876	1,768,087	2,043	4,498,001
Investment Division units redeemed	4,923,560	204,047	61,015	6,736	1,049,950	54,256	5,506,512
Insurance fees due to Jackson	297,601	2,095	5,566	103	100,659	925	531,609
Total liabilities	9,571,294	356,800	194,930	19,715	2,918,696	57,224	10,536,122
Net assets	$8,582,597,874	$175,341,974	$166,577,013	$8,648,895	$2,899,607,344	$77,619,404	$15,545,722,690
Maximum Unit Value	146.389871	144.823676	14.406895	14.348817	81.665606	83.718979	82.548923
Minimum Unit Value	56.983483	116.046411	11.442995	13.824676	39.325588	71.137883	10.907511

Investments in Funds, shares outstanding	94,159,055	2,858,060	11,559,820	585,572	75,806,728	1,946,324	285,294,966
Investments in Funds, at cost	$4,907,702,706	$117,644,659	$159,644,249	$8,120,856	$1,948,756,271	$61,015,765	$9,020,192,830

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	100,289,577	690,160	2,041,567	42,408	37,548,184	334,464	182,254,464
Total expenses	100,289,577	690,160	2,041,567	42,408	37,548,184	334,464	182,254,464
Net investment income (loss)	(100,289,577)	(690,160)	(2,041,567)	(42,408)	(37,548,184)	(334,464)	(182,254,464)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	939,443,140	19,506,945	2,542,286	454,638	241,228,082	6,098,054	1,415,934,172
Net change in unrealized appreciation
(depreciation) on investments in Funds	539,542,728	11,042,697	2,969,673	(100,993)	(47,613,303)	(672,904)	928,844,052
Net realized and unrealized gain (loss)	1,478,985,868	30,549,642	5,511,959	353,645	193,614,779	5,425,150	2,344,778,224

Net change in net assets
from operations	$1,378,696,291	$29,859,482	$3,470,392	$311,237	$156,066,595	$5,090,686	$2,162,523,760

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Assets
Investments in Funds, at fair value	$2,101,468,684	$55,844,357	$4,387,230,281	$68,848,204	$691,564,025	$14,786,047	$827,597,413
Receivables:
Investments in Fund shares sold	879,190	55,639	3,246,508	74,179	563,258	49,194	489,470
Investment Division units sold	971,425	7,542	626,432	2,301	780,012	33,435	1,265,589
Total assets	2,103,319,299	55,907,538	4,391,103,221	68,924,684	692,907,295	14,868,676	829,352,472

Liabilities
Payables:
Investments in Fund shares purchased	971,425	7,542	626,432	2,301	780,012	33,435	1,265,589
Investment Division units redeemed	805,892	54,973	3,089,634	73,355	539,567	49,018	460,914
Insurance fees due to Jackson	73,298	666	156,874	824	23,691	176	28,556
Total liabilities	1,850,615	63,181	3,872,940	76,480	1,343,270	82,629	1,755,059
Net assets	$2,101,468,684	$55,844,357	$4,387,230,281	$68,848,204	$691,564,025	$14,786,047	$827,597,413
Maximum Unit Value	64.168415	65.792997	28.669987	28.756990	30.881553	30.401691	66.858986
Minimum Unit Value	31.646118	55.905364	22.325219	28.345752	20.978879	27.015171	10.951865

Investments in Funds, shares outstanding	70,119,075	1,787,591	153,025,123	2,340,184	26,711,627	556,075	15,535,900
Investments in Funds, at cost	$1,563,030,577	$45,354,932	$2,766,955,655	$44,715,388	$576,652,639	$12,567,633	$586,881,168

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	26,781,182	247,023	57,472,157	292,406	7,829,855	61,636	8,732,292
Total expenses	26,781,182	247,023	57,472,157	292,406	7,829,855	61,636	8,732,292
Net investment income (loss)	(26,781,182)	(247,023)	(57,472,157)	(292,406)	(7,829,855)	(61,636)	(8,732,292)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	121,551,436	3,898,640	396,595,093	6,940,403	42,699,595	1,221,460	52,272,778
Net change in unrealized appreciation
(depreciation) on investments in Funds	(11,912,319)	(707,594)	277,808,870	3,644,689	55,280,008	1,157,349	104,603,716
Net realized and unrealized gain (loss)	109,639,117	3,191,046	674,403,963	10,585,092	97,979,603	2,378,809	156,876,494

Net change in net assets
from operations	$82,857,935	$2,944,023	$616,931,806	$10,292,686	$90,149,748	$2,317,173	$148,144,202

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Assets
Investments in Funds, at fair value	$21,034,780	$1,586,425,563	$26,429,342	$9,296,726	$14,591,975	$523,438	$369,307,821
Receivables:
Investments in Fund shares sold	530	830,044	11,393	25,904	15,272	—	277,553
Investment Division units sold	—	463,552	12,969	738	447	—	5,111
Total assets	21,035,310	1,587,719,159	26,453,704	9,323,368	14,607,694	523,438	369,590,485

Liabilities
Payables:
Investments in Fund shares purchased	—	463,552	12,969	738	447	—	5,111
Investment Division units redeemed	282	773,289	11,077	25,702	14,787	—	265,234
Insurance fees due to Jackson	248	56,755	316	202	485	—	12,319
Total liabilities	530	1,293,596	24,362	26,642	15,719	—	282,664
Net assets	$21,034,780	$1,586,425,563	$26,429,342	$9,296,726	$14,591,975	$523,438	$369,307,821
Maximum Unit Value	66.930235	53.496971	54.638988	13.960006	11.429995	11.422914	30.613666
Minimum Unit Value	55.725128	20.451662	47.667042	13.110213	10.961603	11.403852	24.851755

Investments in Funds, shares outstanding	387,310	71,946,738	1,165,829	665,955	1,276,638	45,556	12,363,837
Investments in Funds, at cost	$15,812,495	$1,084,069,472	$20,550,000	$8,259,510	$14,057,215	$499,502	$276,602,070

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	73,142	21,353,913	118,473	68,400	117,358	1,126	4,769,496
Total expenses	73,142	21,353,913	118,473	68,400	117,358	1,126	4,769,496
Net investment income (loss)	(73,142)	(21,353,913)	(118,473)	(68,400)	(117,358)	(1,126)	(4,769,496)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,283,102	122,958,393	1,696,235	572,410	43,427	(1,310)	40,025,645
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,607,708	(30,876,305)	(75,162)	(409,404)	582,746	25,824	8,393,181
Net realized and unrealized gain (loss)	3,890,810	92,082,088	1,621,073	163,006	626,173	24,514	48,418,826

Net change in net assets
from operations	$3,817,668	$70,728,175	$1,502,600	$94,606	$508,815	$23,388	$43,649,330

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments in Funds, at fair value	$18,137,657	$593,282,118	$15,393,743	$41,173,115	$109,426,005	$908,061,705	$17,559,427
Receivables:
Investments in Fund shares sold	300	149,811	302	4,010	10,233	279,524	1,976
Investment Division units sold	383	208,155	—	53,021	50,737	238,831	13,240
Total assets	18,138,340	593,640,084	15,394,045	41,230,146	109,486,975	908,580,060	17,574,643

Liabilities
Payables:
Investments in Fund shares purchased	383	208,155	—	53,021	50,737	238,831	13,240
Investment Division units redeemed	90	129,467	119	3,016	7,501	248,141	1,772
Insurance fees due to Jackson	210	20,344	183	994	2,732	31,383	204
Total liabilities	683	357,966	302	57,031	60,970	518,355	15,216
Net assets	$18,137,657	$593,282,118	$15,393,743	$41,173,115	$109,426,005	$908,061,705	$17,559,427
Maximum Unit Value	30.558182	25.001599	24.919818	12.393669	21.319973	16.309147	16.438527
Minimum Unit Value	30.306611	20.554530	24.728010	10.585387	20.099131	10.386029	15.167050

Investments in Funds, shares outstanding	591,574	56,773,408	1,442,713	2,086,828	5,132,552	64,954,342	1,223,653
Investments in Funds, at cost	$13,363,229	$669,655,560	$17,392,627	$34,675,376	$76,746,876	$802,391,653	$15,600,115

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$—	$11,967,912	$360,029	$—	$—	$—	$—
Expenses
Asset-based charges	74,336	7,751,049	67,298	339,458	707,150	10,231,694	66,251
Total expenses	74,336	7,751,049	67,298	339,458	707,150	10,231,694	66,251
Net investment income (loss)	(74,336)	4,216,863	292,731	(339,458)	(707,150)	(10,231,694)	(66,251)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	149,640,269	3,770,861	—	—	—	—
Sales of investments in Funds	1,265,872	7,351,368	303,707	1,205,956	9,143,182	21,483,492	419,778
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,019,588	(97,587,332)	(2,506,038)	4,937,802	27,616,626	50,664,659	1,013,277
Net realized and unrealized gain (loss)	2,285,460	59,404,305	1,568,530	6,143,758	36,759,808	72,148,151	1,433,055

Net change in net assets
from operations	$2,211,124	$63,621,168	$1,861,261	$5,804,300	$36,052,658	$61,916,457	$1,366,804

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments in Funds, at fair value	$2,741,125,155	$62,139,598	$1,203,574,119	$47,864,124	$428,839,490	$17,674,940	$849,910,393
Receivables:
Investments in Fund shares sold	1,745,356	194,394	758,413	902	703,117	17,693	348,571
Investment Division units sold	928,679	4,219	1,126,140	69,250	184,187	—	379,507
Total assets	2,743,799,190	62,338,211	1,205,458,672	47,934,276	429,726,794	17,692,633	850,638,471

Liabilities
Payables:
Investments in Fund shares purchased	928,679	4,219	1,126,140	69,250	184,187	—	379,507
Investment Division units redeemed	1,652,042	193,663	718,108	345	688,906	17,493	318,300
Insurance fees due to Jackson	93,314	731	40,305	557	14,211	200	30,271
Total liabilities	2,674,035	198,613	1,884,553	70,152	887,304	17,693	728,078
Net assets	$2,741,125,155	$62,139,598	$1,203,574,119	$47,864,124	$428,839,490	$17,674,940	$849,910,393
Maximum Unit Value	56.044342	55.551040	13.455899	13.466375	15.434286	15.292884	20.232648
Minimum Unit Value	38.500748	42.793127	10.678777	12.920535	9.754631	14.036821	12.127163

Investments in Funds, shares outstanding	68,734,332	1,521,910	92,298,629	3,582,644	32,146,888	1,298,673	68,485,930
Investments in Funds, at cost	$2,029,538,191	$45,961,956	$1,050,026,031	$41,905,120	$396,727,093	$16,194,790	$786,714,411

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	30,334,700	255,614	13,056,318	193,650	5,278,783	70,735	11,378,401
Total expenses	30,334,700	255,614	13,056,318	193,650	5,278,783	70,735	11,378,401
Net investment income (loss)	(30,334,700)	(255,614)	(13,056,318)	(193,650)	(5,278,783)	(70,735)	(11,378,401)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	129,001,680	5,389,315	30,497,555	1,931,593	7,551,405	248,171	15,169,447
Net change in unrealized appreciation
(depreciation) on investments in Funds	297,146,893	5,179,491	79,925,182	2,967,202	26,893,985	1,161,560	49,459,229
Net realized and unrealized gain (loss)	426,148,573	10,568,806	110,422,737	4,898,795	34,445,390	1,409,731	64,628,676

Net change in net assets
from operations	$395,813,873	$10,313,192	$97,366,419	$4,705,145	$29,166,607	$1,338,996	$53,250,275

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$13,260,610	$1,040,566,054	$15,260,971	$14,756,816	$641,028	$504,803,859	$11,667,044
Receivables:
Investments in Fund shares sold	2,034	328,525	215	868	—	274,756	1,889
Investment Division units sold	27,454	213,475	1,460	4,572	—	86,199	—
Total assets	13,290,098	1,041,108,054	15,262,646	14,762,256	641,028	505,164,814	11,668,933

Liabilities
Payables:
Investments in Fund shares purchased	27,454	213,475	1,460	4,572	—	86,199	—
Investment Division units redeemed	1,877	291,844	36	410	—	257,699	1,752
Insurance fees due to Jackson	157	36,681	179	458	—	17,057	137
Total liabilities	29,488	542,000	1,675	5,440	—	360,955	1,889
Net assets	$13,260,610	$1,040,566,054	$15,260,971	$14,756,816	$641,028	$504,803,859	$11,667,044
Maximum Unit Value	20.615496	40.850312	42.343446	11.160008	11.164426	22.369064	21.683478
Minimum Unit Value	19.670609	19.008425	34.881287	10.774642	11.145780	14.497925	13.912702

Investments in Funds, shares outstanding	1,035,176	57,777,127	707,837	1,322,295	57,082	36,686,327	832,171
Investments in Funds, at cost	$12,249,716	$837,704,761	$12,879,969	$14,333,485	$616,756	$472,089,477	$10,852,805

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	66,503	13,868,920	64,938	84,694	1,643	6,433,241	49,926
Total expenses	66,503	13,868,920	64,938	84,694	1,643	6,433,241	49,926
Net investment income (loss)	(66,503)	(13,868,920)	(64,938)	(84,694)	(1,643)	(6,433,241)	(49,926)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	455,591	51,128,754	586,958	65,562	490	5,819,912	209,767
Net change in unrealized appreciation
(depreciation) on investments in Funds	757,087	35,217,463	678,194	435,551	26,939	28,108,886	579,800
Net realized and unrealized gain (loss)	1,212,678	86,346,217	1,265,152	501,113	27,429	33,928,798	789,567

Net change in net assets
from operations	$1,146,175	$72,477,297	$1,200,214	$416,419	$25,786	$27,495,557	$739,641

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Assets
Investments in Funds, at fair value	$349,165,977	$4,986,635	$1,891,106,315	$14,625,489	$541,292,347	$6,591,960	$342,249,086
Receivables:
Investments in Fund shares sold	225,161	1,147	1,555,604	—	96,288	—	207,364
Investment Division units sold	341,649	—	229,185	—	423,186	—	487,314
Total assets	349,732,787	4,987,782	1,892,891,104	14,625,489	541,811,821	6,591,960	342,943,764

Liabilities
Payables:
Investments in Fund shares purchased	341,649	—	229,185	—	423,186	—	487,314
Investment Division units redeemed	212,929	1,088	1,482,181	—	79,616	—	196,025
Insurance fees due to Jackson	12,232	59	73,423	—	16,672	—	11,339
Total liabilities	566,810	1,147	1,784,789	—	519,474	—	694,678
Net assets	$349,165,977	$4,986,635	$1,891,106,315	$14,625,489	$541,292,347	$6,591,960	$342,249,086
Maximum Unit Value	33.331446	33.975278	56.023986	57.196953	21.430013	21.333813	11.359998
Minimum Unit Value	20.322575	32.454726	28.999171	54.078341	16.573018	21.056325	11.025806

Investments in Funds, shares outstanding	33,670,779	483,201	67,108,102	508,536	25,258,626	300,180	30,127,560
Investments in Funds, at cost	$275,468,063	$4,122,426	$955,006,929	$10,191,241	$378,840,423	$5,267,513	$315,349,759

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,570,666	22,358	27,232,133	55,843	5,787,298	26,789	2,649,993
Total expenses	4,570,666	22,358	27,232,133	55,843	5,787,298	26,789	2,649,993
Net investment income (loss)	(4,570,666)	(22,358)	(27,232,133)	(55,843)	(5,787,298)	(26,789)	(2,649,993)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	20,023,597	370,629	218,276,106	661,955	26,780,995	394,912	3,218,560
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,459,606	(28,720)	70,619,689	1,478,755	48,265,561	545,672	27,812,326
Net realized and unrealized gain (loss)	22,483,203	341,909	288,895,795	2,140,710	75,046,556	940,584	31,030,886

Net change in net assets
from operations	$17,912,537	$319,551	$261,663,662	$2,084,867	$69,259,258	$913,795	$28,380,893

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Assets
Investments in Funds, at fair value	$8,589,202	$13,421,475,741	$282,003,820	$7,756,164,846	$110,845,523	$3,996,675,827	$51,546,542
Receivables:
Investments in Fund shares sold	26,433	6,868,232	13,296	4,407,314	7,449	1,595,755	8,186
Investment Division units sold	22,179	5,225,774	178,412	1,680,803	—	1,343,660	8,241
Total assets	8,637,814	13,433,569,747	282,195,528	7,762,252,963	110,852,972	3,999,615,242	51,562,969

Liabilities
Payables:
Investments in Fund shares purchased	22,179	5,225,774	178,412	1,680,803	—	1,343,660	8,241
Investment Division units redeemed	26,330	6,421,392	9,953	4,133,679	6,138	1,451,132	7,566
Insurance fees due to Jackson	103	446,840	3,343	273,635	1,311	144,623	620
Total liabilities	48,612	12,094,006	191,708	6,088,117	7,449	2,939,415	16,427
Net assets	$8,589,202	$13,421,475,741	$282,003,820	$7,756,164,846	$110,845,523	$3,996,675,827	$51,546,542
Maximum Unit Value	11.345682	34.298894	34.062739	274.232924	285.477567	278.297676	289.812294
Minimum Unit Value	11.338916	23.573831	31.814553	68.788237	229.960746	65.075153	233.454704

Investments in Funds, shares outstanding	753,439	431,142,812	8,851,344	73,150,663	989,427	48,521,013	583,898
Investments in Funds, at cost	$7,856,923	$9,190,394,822	$205,917,130	$4,173,654,576	$69,774,461	$2,680,722,957	$42,002,794

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	24,531	160,373,177	1,218,706	100,415,542	471,038	55,615,458	236,345
Total expenses	24,531	160,373,177	1,218,706	100,415,542	471,038	55,615,458	236,345
Net investment income (loss)	(24,531)	(160,373,177)	(1,218,706)	(100,415,542)	(471,038)	(55,615,458)	(236,345)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	123,601	826,974,012	19,366,531	995,423,468	9,179,731	349,974,992	2,580,732
Net change in unrealized appreciation
(depreciation) on investments in Funds	766,628	595,445,333	11,920,547	105,760,827	6,889,548	(228,224,874)	(717,878)
Net realized and unrealized gain (loss)	890,229	1,422,419,345	31,287,078	1,101,184,295	16,069,279	121,750,118	1,862,854

Net change in net assets
from operations	$865,698	$1,262,046,168	$30,068,372	$1,000,768,753	$15,598,241	$66,134,660	$1,626,509

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$993,711,908	$28,633,181	$182,575,659	$5,709,878	$2,646,988,192	$56,031,184	$1,892,555,217
Receivables:
Investments in Fund shares sold	573,260	2,001	22,829	277	1,539,221	756	715,049
Investment Division units sold	116,623	8,348	83,871	13,445	637,933	8,885	740,215
Total assets	994,401,791	28,643,530	182,682,359	5,723,600	2,649,165,346	56,040,825	1,894,010,481

Liabilities
Payables:
Investments in Fund shares purchased	116,623	8,348	83,871	13,445	637,933	8,885	740,215
Investment Division units redeemed	541,133	1,669	16,765	210	1,447,109	89	648,913
Insurance fees due to Jackson	32,127	332	6,064	67	92,112	667	66,136
Total liabilities	689,883	10,349	106,700	13,722	2,177,154	9,641	1,455,264
Net assets	$993,711,908	$28,633,181	$182,575,659	$5,709,878	$2,646,988,192	$56,031,184	$1,892,555,217
Maximum Unit Value	14.547011	14.829304	14.540203	14.383747	83.386275	85.952118	19.080000
Minimum Unit Value	8.384099	13.041013	11.636367	14.040145	38.109682	72.042810	15.135586

Investments in Funds, shares outstanding	85,517,376	2,390,082	13,584,498	419,535	83,898,199	1,660,183	99,190,525
Investments in Funds, at cost	$907,143,268	$26,114,002	$158,307,290	$5,043,227	$1,778,004,967	$41,526,841	$1,405,234,135

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	12,113,949	129,192	2,211,375	21,905	34,901,363	251,166	23,701,207
Total expenses	12,113,949	129,192	2,211,375	21,905	34,901,363	251,166	23,701,207
Net investment income (loss)	(12,113,949)	(129,192)	(2,211,375)	(21,905)	(34,901,363)	(251,166)	(23,701,207)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	29,321,904	1,084,276	6,869,804	215,992	233,696,000	5,074,983	80,850,044
Net change in unrealized appreciation
(depreciation) on investments in Funds	23,843,248	595,984	5,990,141	167,651	75,187,199	1,774,664	196,381,173
Net realized and unrealized gain (loss)	53,165,152	1,680,260	12,859,945	383,643	308,883,199	6,849,647	277,231,217

Net change in net assets
from operations	$41,051,203	$1,551,068	$10,648,570	$361,738	$273,981,836	$6,598,481	$253,530,010

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Assets
Investments in Funds, at fair value	$58,526,469	$503,064,377	$22,330,484	$877,755,098	$34,542,730	$5,678,387	$963,299,026
Receivables:
Investments in Fund shares sold	338,409	353,223	400	347,123	1,916	1,030	1,537,001
Investment Division units sold	335,109	440,560	—	61,426	—	9,401	291,139
Total assets	59,199,987	503,858,160	22,330,884	878,163,647	34,544,646	5,688,818	965,127,166

Liabilities
Payables:
Investments in Fund shares purchased	335,109	440,560	—	61,426	—	9,401	291,139
Investment Division units redeemed	337,712	336,947	139	318,224	1,508	888	1,504,146
Insurance fees due to Jackson	697	16,276	261	28,899	408	142	32,855
Total liabilities	673,518	793,783	400	408,549	1,916	10,431	1,828,140
Net assets	$58,526,469	$503,064,377	$22,330,484	$877,755,098	$34,542,730	$5,678,387	$963,299,026
Maximum Unit Value	19.196550	14.930001	15.028906	16.949997	17.059249	10.460085	30.277598
Minimum Unit Value	18.571787	12.447105	14.905142	14.190092	16.918834	9.952332	20.811402

Investments in Funds, shares outstanding	2,961,866	33,694,868	1,443,470	51,784,962	1,967,126	542,867	58,809,464
Investments in Funds, at cost	$42,630,953	$406,696,786	$18,075,843	$664,843,541	$26,224,436	$5,720,747	$977,484,875

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$3,503,383
Expenses
Asset-based charges	242,364	5,847,446	92,937	10,296,143	144,536	44,190	11,118,150
Total expenses	242,364	5,847,446	92,937	10,296,143	144,536	44,190	11,118,150
Net investment income (loss)	(242,364)	(5,847,446)	(92,937)	(10,296,143)	(144,536)	(44,190)	(7,614,767)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	58,071,874
Sales of investments in Funds	2,777,974	15,958,758	672,629	34,606,060	1,655,318	(169,278)	8,680,724
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,810,725	38,658,529	1,678,033	77,984,682	2,940,542	(34,352)	74,107,741
Net realized and unrealized gain (loss)	8,588,699	54,617,287	2,350,662	112,590,742	4,595,860	(203,630)	140,860,339

Net change in net assets
from operations	$8,346,335	$48,769,841	$2,257,725	$102,294,599	$4,451,324	$(247,820)	$133,245,572

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$27,218,265	$42,401,534	$1,784,403	$492,500,667	$13,244,403	$8,643,801,147	$85,451,579
Receivables:
Investments in Fund shares sold	49,769	2,683	72	363,746	10,307	4,780,532	314,701
Investment Division units sold	4,219	9,221	—	37,814	—	669,276	180,766
Total assets	27,272,253	42,413,438	1,784,475	492,902,227	13,254,710	8,649,250,955	85,947,046

Liabilities
Payables:
Investments in Fund shares purchased	4,219	9,221	—	37,814	—	669,276	180,766
Investment Division units redeemed	49,444	1,314	51	346,289	10,149	4,480,216	313,690
Insurance fees due to Jackson	325	1,369	21	17,457	158	300,316	1,011
Total liabilities	53,988	11,904	72	401,560	10,307	5,449,808	495,467
Net assets	$27,218,265	$42,401,534	$1,784,403	$492,500,667	$13,244,403	$8,643,801,147	$85,451,579
Maximum Unit Value	29.974105	15.287582	15.077826	43.545600	46.227951	127.741758	132.913841
Minimum Unit Value	28.295305	11.330809	14.695313	19.331708	37.236820	43.371382	121.030716

Investments in Funds, shares outstanding	1,627,887	3,011,473	124,958	36,836,250	918,475	196,316,174	1,839,646
Investments in Funds, at cost	$27,324,700	$37,253,477	$1,584,052	$453,588,116	$12,414,459	$5,290,001,282	$58,575,978

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Investment Income
Dividends	$158,795	$—	$—	$2,871,140	$109,678	$—	$—
Expenses
Asset-based charges	111,092	507,926	7,012	6,357,141	53,645	107,473,163	345,390
Total expenses	111,092	507,926	7,012	6,357,141	53,645	107,473,163	345,390
Net investment income (loss)	47,703	(507,926)	(7,012)	(3,486,001)	56,033	(107,473,163)	(345,390)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	1,643,007	—	—	—	—	—	—
Sales of investments in Funds	435,668	1,501,988	69,892	(1,267,072)	24,224	648,768,262	4,479,134
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,259,165	1,502,107	50,877	101,006,782	2,487,870	583,666,025	7,439,696
Net realized and unrealized gain (loss)	4,337,840	3,004,095	120,769	99,739,710	2,512,094	1,232,434,287	11,918,830

Net change in net assets
from operations	$4,385,543	$2,496,169	$113,757	$96,253,709	$2,568,127	$1,124,961,124	$11,573,440

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2025

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments in Funds, at fair value	$643,551,927	$19,990,192	$491,398,402	$4,018,165	$661,750,534	$7,732,246
Receivables:
Investments in Fund shares sold	474,284	58,672	225,621	120	250,388	1,485
Investment Division units sold	8,089	—	152,804	2,211	131,193	—
Total assets	644,034,300	20,048,864	491,776,827	4,020,496	662,132,115	7,733,731

Liabilities
Payables:
Investments in Fund shares purchased	8,089	—	152,804	2,211	131,193	—
Investment Division units redeemed	452,488	58,435	207,942	73	226,368	1,392
Insurance fees due to Jackson	21,796	237	17,679	47	24,020	93
Total liabilities	482,373	58,672	378,425	2,331	381,581	1,485
Net assets	$643,551,927	$19,990,192	$491,398,402	$4,018,165	$661,750,534	$7,732,246
Maximum Unit Value	22.410000	22.414288	25.130732	24.575327	92.222486	94.622323
Minimum Unit Value	18.206966	21.506543	10.463545	24.072537	46.443381	80.856152

Investments in Funds, shares outstanding	28,717,177	869,139	44,350,036	349,406	16,371,859	181,892
Investments in Funds, at cost	$430,955,924	$13,318,917	$437,898,286	$3,582,425	$433,194,118	$5,594,916

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2025

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	7,903,885	88,023	6,824,742	17,530	8,748,029	31,158
Total expenses	7,903,885	88,023	6,824,742	17,530	8,748,029	31,158
Net investment income (loss)	(7,903,885)	(88,023)	(6,824,742)	(17,530)	(8,748,029)	(31,158)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—
Sales of investments in Funds	50,609,249	1,910,540	8,967,547	68,188	50,919,642	249,120
Net change in unrealized appreciation
(depreciation) on investments in Funds	48,032,310	1,309,912	36,500,259	307,715	39,033,594	778,554
Net realized and unrealized gain (loss)	98,641,559	3,220,452	45,467,806	375,903	89,953,236	1,027,674

Net change in net assets
from operations	$90,737,674	$3,132,429	$38,643,064	$358,373	$81,205,207	$996,516

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(17,014,696)	$(67,602)	$(67,716)	$(6,000,483)	$(36,153)	$(10,102)	$(34,458,768)
Net realized gain (loss) on investments in Funds	118,992,459	992,080	141,074	17,243,775	459,146	111,997	198,529,234
Net change in unrealized appreciation
(depreciation) on investments in Funds	76,474,603	1,321,147	1,083,249	27,997,704	339,226	621,078	160,922,755
Net change in net assets
from operations	178,452,366	2,245,625	1,156,607	39,240,996	762,219	722,973	324,993,221

Contract transactions
Purchase payments	58,868,170	541,010	2,534,831	27,158,690	507,061	573,586	60,816,535
Surrenders and terminations	(175,446,290)	(1,171,997)	(869,783)	(74,106,050)	(1,379,547)	(135,655)	(364,055,792)
Transfers between Investment Divisions	(29,015,872)	(1,851,781)	3,058,606	27,851,976	622,846	(172,995)	(85,040,314)
Contract owner charges	(16,549,712)	(231,687)	(2,241)	(4,458,824)	(62,545)	(238)	(33,073,776)
Net change in net assets
from contract transactions	(162,143,704)	(2,714,455)	4,721,413	(23,554,208)	(312,185)	264,698	(421,353,347)

Net change in net assets	16,308,662	(468,830)	5,878,020	15,686,788	450,034	987,671	(96,360,126)

Net assets beginning of year	1,322,846,107	16,055,758	15,244,255	507,070,626	7,793,608	2,270,196	2,688,319,719

Net assets end of year	$1,339,154,769	$15,586,928	$21,122,275	$522,757,414	$8,243,642	$3,257,867	$2,591,959,593

Contract unit transactions
Units outstanding at beginning of year	61,216,899	734,228	1,371,444	39,471,270	539,996	229,866	125,147,619
Units issued	6,911,909	42,469	590,039	8,901,816	261,117	98,706	7,764,045
Units redeemed	(14,054,205)	(160,925)	(306,009)	(10,710,117)	(277,242)	(74,884)	(26,494,944)
Units outstanding at end of year	54,074,603	615,772	1,655,474	37,662,969	523,871	253,688	106,416,720
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$162,059,130	$1,000,999	$7,797,741	$119,152,150	$3,920,375	$1,085,372	$181,704,688
Proceeds from sales	$341,217,530	$3,783,056	$3,144,044	$148,706,841	$4,268,713	$830,776	$637,516,803

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(94,949)	$1,446,422	$118,701	$267,876	$(41,020)	$(22,909,840)	$(39,871)
Net realized gain (loss) on investments in Funds	600,576	36,154,773	1,091,701	560,333	181,921	93,993,289	371,593
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,572,590	8,327,695	279,960	2,568,975	626,374	87,441,182	574,892
Net change in net assets
from operations	3,078,217	45,928,890	1,490,362	3,397,184	767,275	158,524,631	906,614

Contract transactions
Purchase payments	351,968	49,075,571	1,298,107	1,633,012	1,300,557	46,998,316	307,507
Surrenders and terminations	(1,881,232)	(29,234,536)	(814,642)	(505,198)	(328,220)	(246,477,578)	(1,940,938)
Transfers between Investment Divisions	(1,225)	(9,831,766)	(1,623,278)	(281,452)	(74,472)	(27,591,602)	877,637
Contract owner charges	(199,201)	(2,443,591)	(102,867)	(1,215)	(1,477)	(22,573,834)	(97,463)
Net change in net assets
from contract transactions	(1,729,690)	7,565,678	(1,242,680)	845,147	896,388	(249,644,698)	(853,257)

Net change in net assets	1,348,527	53,494,568	247,682	4,242,331	1,663,663	(91,120,067)	53,357

Net assets beginning of year	21,639,712	294,634,367	9,331,417	10,319,753	10,401,819	1,825,745,812	9,384,158

Net assets end of year	$22,988,239	$348,128,935	$9,579,099	$14,562,084	$12,065,482	$1,734,625,745	$9,437,515

Contract unit transactions
Units outstanding at beginning of year	1,022,257	13,047,002	404,591	694,540	544,397	114,176,901	528,761
Units issued	28,433	3,490,109	80,203	181,466	157,791	7,340,266	74,341
Units redeemed	(106,276)	(3,197,064)	(124,505)	(163,575)	(96,835)	(22,334,255)	(125,377)
Units outstanding at end of year	944,414	13,340,047	360,289	712,431	605,353	99,182,912	477,725
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$669,346	$115,566,632	$2,823,865	$3,733,820	$2,324,749	$124,475,460	$1,407,732
Proceeds from sales	$2,493,985	$81,509,440	$3,262,892	$2,388,026	$1,469,381	$397,029,998	$2,300,860

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$2,440,339	$207,216	$(42,365,949)	$(59,902)	$2,621,463	$127,330	$(1,982,271)
Net realized gain (loss) on investments in Funds	8,398,973	341,514	220,443,353	363,299	26,559,872	598,576	7,875,438
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,747,318	413,201	166,674,249	1,203,799	8,204,336	227,319	8,635,714
Net change in net assets
from operations	18,586,630	961,931	344,751,653	1,507,196	37,385,671	953,225	14,528,881

Contract transactions
Purchase payments	23,151,162	1,102,290	33,358,043	347,119	26,486,456	235,928	6,961,806
Surrenders and terminations	(18,821,481)	(657,829)	(453,559,045)	(633,737)	(30,712,983)	(1,250,269)	(27,225,072)
Transfers between Investment Divisions	2,861,926	801,031	(44,961,920)	(1,230,755)	4,673,531	287,289	8,670,774
Contract owner charges	(1,473,848)	(66,117)	(40,951,459)	(169,655)	(2,019,173)	(97,297)	(839,265)
Net change in net assets
from contract transactions	5,717,759	1,179,375	(506,114,381)	(1,687,028)	(1,572,169)	(824,349)	(12,431,757)

Net change in net assets	24,304,389	2,141,306	(161,362,728)	(179,832)	35,813,502	128,876	2,097,124

Net assets beginning of year	170,625,409	7,546,832	3,348,750,912	13,810,595	281,650,061	6,870,711	181,655,797

Net assets end of year	$194,929,798	$9,688,138	$3,187,388,184	$13,630,763	$317,463,563	$6,999,587	$183,752,921

Contract unit transactions
Units outstanding at beginning of year	11,360,368	477,325	165,330,216	687,844	14,815,938	360,457	15,380,908
Units issued	2,760,326	150,218	5,927,720	23,273	2,537,374	38,405	2,512,325
Units redeemed	(2,444,270)	(89,326)	(29,904,027)	(109,628)	(2,615,128)	(78,459)	(3,511,640)
Units outstanding at end of year	11,676,424	538,217	141,353,909	601,489	14,738,184	320,403	14,381,593
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$55,540,693	$3,206,284	$129,260,238	$505,051	$77,987,969	$1,509,342	$30,550,439
Proceeds from sales	$41,004,363	$1,509,321	$677,740,568	$2,251,981	$55,687,616	$1,712,048	$44,964,467

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(28,766)	$(2,766,531)	$55,432	$(11,701,884)	$(83,250)	$2,236,628	$100,597
Net realized gain (loss) on investments in Funds	355,459	12,660,896	177,627	45,822,349	565,668	(2,443,481)	181,978
Net change in unrealized appreciation
(depreciation) on investments in Funds	247,727	97,865,130	1,663,872	(12,209,443)	177,530	82,981,890	1,130,787
Net change in net assets
from operations	574,420	107,759,495	1,896,931	21,911,022	659,948	82,775,037	1,413,362

Contract transactions
Purchase payments	1,383,087	11,407,369	766,023	20,640,380	814,595	7,597,122	302,733
Surrenders and terminations	(610,243)	(73,815,560)	(1,287,849)	(139,775,940)	(1,767,597)	(53,594,647)	(727,362)
Transfers between Investment Divisions	370,338	(8,226,415)	(264,631)	(50,868,298)	3,723,575	(30,186,359)	(767,901)
Contract owner charges	(80,409)	(6,203,101)	(95,252)	(10,217,390)	(144,708)	(4,708,825)	(60,525)
Net change in net assets
from contract transactions	1,062,773	(76,837,707)	(881,709)	(180,221,248)	2,625,865	(80,892,709)	(1,253,055)

Net change in net assets	1,637,193	30,921,788	1,015,222	(158,310,226)	3,285,813	1,882,328	160,307

Net assets beginning of year	5,189,379	511,828,356	8,247,155	1,000,960,985	15,445,425	372,388,821	5,608,354

Net assets end of year	$6,826,572	$542,750,144	$9,262,377	$842,650,759	$18,731,238	$374,271,149	$5,768,661

Contract unit transactions
Units outstanding at beginning of year	400,665	40,068,949	508,342	72,907,478	1,089,559	27,812,110	388,976
Units issued	283,568	4,260,953	107,108	7,613,028	689,613	2,740,244	64,712
Units redeemed	(202,417)	(9,750,088)	(154,893)	(20,737,034)	(490,903)	(8,013,516)	(134,529)
Units outstanding at end of year	481,816	34,579,814	460,557	59,783,472	1,288,269	22,538,838	319,159
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,858,512	$66,013,216	$2,050,295	$106,922,942	$9,724,079	$48,853,596	$1,167,416
Proceeds from sales	$2,824,505	$145,617,454	$2,876,572	$298,846,074	$7,181,464	$127,509,677	$2,319,874

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Operations
Net investment income (loss)	$(5,091,847)	$(52,046)	$(21,373,402)	$(142,082)	$(15,345,167)	$(91,595)	$(994,230)
Net realized gain (loss) on investments in Funds	17,075,190	559,244	72,566,837	577,526	56,805,293	868,961	1,298,858
Net change in unrealized appreciation
(depreciation) on investments in Funds	(9,817,424)	(365,049)	(15,549,667)	655,629	(27,625,983)	(219,674)	7,174,246
Net change in net assets
from operations	2,165,919	142,149	35,643,768	1,091,073	13,834,143	557,692	7,478,874

Contract transactions
Purchase payments	20,100,445	882,286	60,409,827	1,739,493	44,830,488	1,067,164	17,184,233
Surrenders and terminations	(45,190,392)	(1,939,569)	(214,600,382)	(4,190,225)	(147,331,278)	(2,959,358)	(8,535,495)
Transfers between Investment Divisions	(9,774,948)	(621,893)	(7,100,342)	1,625,976	251,002	1,088,194	51,542,529
Contract owner charges	(5,096,992)	(135,228)	(21,752,821)	(399,362)	(14,554,929)	(260,693)	(950,922)
Net change in net assets
from contract transactions	(39,961,887)	(1,814,404)	(183,043,718)	(1,224,118)	(116,804,717)	(1,064,693)	59,240,345

Net change in net assets	(37,795,968)	(1,672,255)	(147,399,950)	(133,045)	(102,970,574)	(507,001)	66,719,219

Net assets beginning of year	423,973,943	12,770,306	1,735,364,209	32,772,456	1,245,746,645	21,780,371	10,586,863

Net assets end of year	$386,177,975	$11,098,051	$1,587,964,259	$32,639,411	$1,142,776,071	$21,273,370	$77,306,082

Contract unit transactions
Units outstanding at beginning of year	21,929,871	602,342	21,645,893	279,100	37,828,538	508,188	667,109
Units issued	3,730,800	132,417	3,050,807	60,102	5,232,982	119,064	11,939,396
Units redeemed	(5,811,779)	(219,997)	(5,372,282)	(70,255)	(8,898,419)	(143,918)	(8,342,000)
Units outstanding at end of year	19,848,892	514,762	19,324,418	268,947	34,163,101	483,334	4,264,505
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$71,677,008	$2,805,453	$245,648,896	$7,066,447	$170,153,532	$4,990,372	$197,364,589
Proceeds from sales	$116,730,742	$4,671,903	$450,066,016	$8,432,647	$302,303,416	$6,146,660	$139,118,474

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$(5,187)	$(2,141,175)	$(31,416)	$(146,261)	$(2,990)	$(39,359,612)	$(254,472)
Net realized gain (loss) on investments in Funds	(122,319)	48,373,028	133,362	390,254	8,788	175,267,454	5,133,854
Net change in unrealized appreciation
(depreciation) on investments in Funds	107,383	35,872,348	409,154	402,080	26,696	275,471,748	3,433,769
Net change in net assets
from operations	(20,123)	82,104,201	511,100	646,073	32,494	411,379,590	8,313,151

Contract transactions
Purchase payments	901,143	62,190,034	1,173,772	2,128,045	252,500	262,690,470	4,806,006
Surrenders and terminations	(203,100)	(65,278,273)	(364,592)	(623,350)	(61,200)	(340,834,355)	(10,816,147)
Transfers between Investment Divisions	509,308	(7,532,806)	(211,310)	1,529,445	60,011	60,416,383	(2,812,549)
Contract owner charges	(16,471)	(4,902,303)	(1,661)	(138,580)	(8,062)	(38,841,478)	(720,397)
Net change in net assets
from contract transactions	1,190,880	(15,523,348)	596,209	2,895,560	243,249	(56,568,980)	(9,543,087)

Net change in net assets	1,170,757	66,580,853	1,107,309	3,541,633	275,743	354,810,610	(1,229,936)

Net assets beginning of year	228,752	474,345,213	8,100,896	11,541,449	337,938	2,986,292,725	57,461,881

Net assets end of year	$1,399,509	$540,926,066	$9,208,205	$15,083,082	$613,681	$3,341,103,335	$56,231,945

Contract unit transactions
Units outstanding at beginning of year	14,124	18,606,268	498,008	1,038,230	29,663	116,614,322	1,621,883
Units issued	214,063	5,414,028	122,210	599,141	37,354	20,233,133	296,184
Units redeemed	(153,652)	(5,931,064)	(108,856)	(341,910)	(16,136)	(22,851,200)	(545,040)
Units outstanding at end of year	74,535	18,089,232	511,362	1,295,461	50,881	113,996,255	1,373,027
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,701,236	$145,312,872	$1,989,781	$6,786,777	$428,431	$561,482,846	$11,104,077
Proceeds from sales	$2,515,543	$162,977,395	$1,424,988	$4,037,478	$188,172	$657,411,438	$20,901,636

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(5,265,219)	$(72,028)	$(5,726,337)	$(45,879)	$(3,799,181)	$(20,140)	$(11,529,861)
Net realized gain (loss) on investments in Funds	5,670,821	378,127	21,926,993	288,308	(2,305,360)	(14,113)	69,532,718
Net change in unrealized appreciation
(depreciation) on investments in Funds	22,448,898	790,500	61,430,933	1,643,892	26,736,464	398,400	115,127,401
Net change in net assets
from operations	22,854,500	1,096,599	77,631,589	1,886,321	20,631,923	364,147	173,130,258

Contract transactions
Purchase payments	53,489,522	1,636,547	45,777,634	797,103	9,063,299	411,741	75,236,143
Surrenders and terminations	(43,158,514)	(2,062,716)	(42,234,861)	(445,813)	(44,078,322)	(673,515)	(90,020,823)
Transfers between Investment Divisions	4,315,954	(1,373,694)	39,253,049	1,290,264	24,281,039	914,624	(51,211,158)
Contract owner charges	(4,835,032)	(114,947)	(5,394,320)	(119,602)	(3,952,018)	(41,470)	(9,911,275)
Net change in net assets
from contract transactions	9,811,930	(1,914,810)	37,401,502	1,521,952	(14,686,002)	611,380	(75,907,113)

Net change in net assets	32,666,430	(818,211)	115,033,091	3,408,273	5,945,921	975,527	97,223,145

Net assets beginning of year	427,441,209	17,397,860	400,209,823	8,855,268	278,303,705	4,080,645	928,907,183

Net assets end of year	$460,107,639	$16,579,649	$515,242,914	$12,263,541	$284,249,626	$5,056,172	$1,026,130,328

Contract unit transactions
Units outstanding at beginning of year	48,088,053	1,880,176	29,751,095	615,004	31,020,385	373,898	35,337,308
Units issued	17,582,727	529,068	9,184,156	179,269	6,800,224	198,181	5,888,069
Units redeemed	(16,676,446)	(729,121)	(6,611,670)	(83,062)	(8,432,029)	(144,990)	(8,654,183)
Units outstanding at end of year	48,994,334	1,680,123	32,323,581	711,211	29,388,580	427,089	32,571,194
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$161,733,661	$5,074,547	$135,236,371	$2,826,420	$65,364,765	$2,287,987	$169,905,143
Proceeds from sales	$157,186,950	$7,061,385	$103,561,206	$1,350,347	$83,849,948	$1,696,747	$257,342,117

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(106,707)	$(7,116,661)	$(45,679)	$(48,160,610)	$(229,277)	$(86,741,563)	$(652,279)
Net realized gain (loss) on investments in Funds	2,233,278	23,857,300	171,828	279,507,397	4,560,511	577,509,751	16,707,789
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,587,963	48,086,383	1,287,205	360,601,543	4,498,723	695,955,516	11,680,592
Net change in net assets
from operations	4,714,534	64,827,022	1,413,354	591,948,330	8,829,957	1,186,723,704	27,736,102

Contract transactions
Purchase payments	3,351,266	22,111,719	1,082,113	295,540,709	5,833,916	893,597,993	19,049,666
Surrenders and terminations	(2,921,893)	(75,159,126)	(1,390,784)	(448,046,157)	(8,982,455)	(653,726,481)	(21,027,772)
Transfers between Investment Divisions	(4,188,796)	(18,747,247)	(441,272)	11,869,739	2,288,055	431,902,032	2,072,156
Contract owner charges	(310,036)	(7,547,494)	(121,821)	(50,615,728)	(645,766)	(83,235,988)	(1,752,250)
Net change in net assets
from contract transactions	(4,069,459)	(79,342,148)	(871,764)	(191,251,437)	(1,506,250)	588,537,556	(1,658,200)

Net change in net assets	645,075	(14,515,126)	541,590	400,696,893	7,323,707	1,775,261,260	26,077,902

Net assets beginning of year	25,394,103	565,794,587	10,275,736	3,600,900,176	47,886,134	6,262,937,869	134,824,281

Net assets end of year	$26,039,178	$551,279,461	$10,817,326	$4,001,597,069	$55,209,841	$8,038,199,129	$160,902,183

Contract unit transactions
Units outstanding at beginning of year	906,777	29,196,082	438,882	146,053,737	1,735,684	109,933,615	2,090,251
Units issued	195,902	3,613,002	86,309	22,846,547	563,590	35,166,679	762,857
Units redeemed	(336,684)	(7,583,005)	(119,999)	(30,431,830)	(612,350)	(26,113,131)	(770,280)
Units outstanding at end of year	765,995	25,226,079	405,192	138,468,454	1,686,924	118,987,163	2,082,828
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,019,310	$73,504,052	$2,091,831	$616,896,537	$16,998,390	$2,172,324,722	$52,442,531
Proceeds from sales	$10,195,476	$159,962,861	$3,009,274	$856,308,584	$18,733,917	$1,670,528,729	$54,753,010

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(140,369,519)	$(717,264)	$(16,206,205)	$(82,674)	$(329,913)	$(446)	$(29,291,779)
Net realized gain (loss) on investments in Funds	1,201,142,951	16,282,448	62,653,510	685,555	361,111	9	155,645,252
Net change in unrealized appreciation
(depreciation) on investments in Funds	612,460,307	11,028,645	233,168,782	3,841,394	2,975,449	6,896	185,907,984
Net change in net assets
from operations	1,673,233,739	26,593,829	279,616,087	4,444,275	3,006,647	6,459	312,261,457

Contract transactions
Purchase payments	819,938,159	14,319,640	52,586,969	2,330,512	24,981,217	134,798	72,131,106
Surrenders and terminations	(1,372,285,380)	(18,617,409)	(170,778,789)	(1,642,862)	(3,450,757)	—	(292,776,399)
Transfers between Investment Divisions	(213,161,496)	(7,712,300)	(14,195,341)	177,530	32,133,709	290,280	(9,441,228)
Contract owner charges	(141,145,218)	(2,145,675)	(15,637,086)	(232,560)	(243,340)	(807)	(28,619,696)
Net change in net assets
from contract transactions	(906,653,935)	(14,155,744)	(148,024,247)	632,620	53,420,829	424,271	(258,706,217)

Net change in net assets	766,579,804	12,438,085	131,591,840	5,076,895	56,427,476	430,730	53,555,240

Net assets beginning of year	10,843,772,445	158,996,259	1,207,140,765	16,874,439	3,557,576	—	2,247,518,954

Net assets end of year	$11,610,352,249	$171,434,344	$1,338,732,605	$21,951,334	$59,985,052	$430,730	$2,301,074,194

Contract unit transactions
Units outstanding at beginning of year	245,909,976	3,007,376	79,895,326	923,782	363,169	—	113,060,328
Units issued	34,515,881	656,984	9,384,514	332,895	6,079,473	38,905	8,646,847
Units redeemed	(54,099,009)	(904,080)	(18,318,292)	(302,972)	(970,287)	(74)	(20,957,957)
Units outstanding at end of year	226,326,848	2,760,280	70,961,548	953,705	5,472,355	38,831	100,749,218
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,638,418,798	$36,518,986	$158,737,153	$6,691,402	$63,556,660	$425,079	$188,072,307
Proceeds from sales	$2,685,442,252	$51,391,994	$322,967,605	$6,141,456	$10,465,744	$1,254	$476,070,303

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(110,589)	$(16,709,865)	$(128,153)	$(48,937,240)	$(269,609)	$(4,785,061)	$(37,384)
Net realized gain (loss) on investments in Funds	1,011,424	92,659,297	1,817,861	400,082,371	6,499,048	32,320,118	563,276
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,869,180	220,492,066	5,401,811	183,206,800	3,330,237	14,423,263	476,688
Net change in net assets
from operations	3,770,015	296,441,498	7,091,519	534,351,931	9,559,676	41,958,320	1,002,580

Contract transactions
Purchase payments	979,108	51,372,992	2,982,535	217,272,091	5,800,386	15,571,504	1,187,023
Surrenders and terminations	(2,749,919)	(163,550,048)	(3,130,143)	(513,991,607)	(9,710,460)	(55,166,056)	(801,776)
Transfers between Investment Divisions	(188,147)	(10,177,247)	(1,815,369)	58,579,195	(2,029,013)	16,654,644	1,682,623
Contract owner charges	(271,645)	(17,499,378)	(332,443)	(47,904,743)	(702,565)	(4,382,011)	(94,086)
Net change in net assets
from contract transactions	(2,230,603)	(139,853,681)	(2,295,420)	(286,045,064)	(6,641,652)	(27,321,919)	1,973,784

Net change in net assets	1,539,412	156,587,817	4,796,099	248,306,867	2,918,024	14,636,401	2,976,364

Net assets beginning of year	23,731,450	1,212,215,808	27,779,743	3,644,613,709	59,348,453	348,638,099	6,842,547

Net assets end of year	$25,270,862	$1,368,803,625	$32,575,842	$3,892,920,576	$62,266,477	$363,274,500	$9,818,911

Contract unit transactions
Units outstanding at beginning of year	1,067,365	72,015,397	1,363,286	97,244,777	1,313,009	22,027,090	405,253
Units issued	66,720	9,814,776	312,933	14,063,764	310,040	6,599,425	276,744
Units redeemed	(154,533)	(17,441,533)	(422,545)	(21,404,390)	(443,939)	(8,096,372)	(167,030)
Units outstanding at end of year	979,552	64,388,640	1,253,674	89,904,151	1,179,110	20,530,143	514,967
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,580,141	$189,769,187	$7,337,152	$573,827,527	$15,084,344	$110,089,101	$5,035,707
Proceeds from sales	$3,921,333	$346,332,733	$9,760,725	$908,809,831	$21,995,605	$142,196,081	$3,099,307

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$(31,947,450)	$(84,492)	$(8,572,210)	$(38,743)	$(47,670,403)	$(255,868)	$7,337,995
Net realized gain (loss) on investments in Funds	195,202,966	913,005	40,012,682	514,443	519,011,839	8,836,130	134,234,111
Net change in unrealized appreciation
(depreciation) on investments in Funds	225,679,989	2,447,307	131,160,332	1,716,358	(123,796,663)	(2,114,465)	163,579,596
Net change in net assets
from operations	388,935,505	3,275,820	162,600,804	2,192,058	347,544,773	6,465,797	305,151,702

Contract transactions
Purchase payments	38,993,832	758,862	6,554,671	119,118	161,648,703	3,911,177	89,968,877
Surrenders and terminations	(354,834,295)	(2,389,318)	(91,341,862)	(1,306,925)	(489,179,018)	(11,501,146)	(124,797,201)
Transfers between Investment Divisions	(52,675,391)	(970,197)	(39,112,985)	(1,236,523)	(325,888,279)	(5,554,324)	420,792,682
Contract owner charges	(32,371,480)	(239,719)	(8,125,913)	(98,918)	(47,338,113)	(727,021)	(11,388,559)
Net change in net assets
from contract transactions	(400,887,334)	(2,840,372)	(132,026,089)	(2,523,248)	(700,756,707)	(13,871,314)	374,575,799

Net change in net assets	(11,951,829)	435,448	30,574,715	(331,190)	(353,211,934)	(7,405,517)	679,727,501

Net assets beginning of year	2,457,565,258	19,660,339	650,104,598	8,420,878	3,905,256,764	61,243,072	594,998,605

Net assets end of year	$2,445,613,429	$20,095,787	$680,679,313	$8,089,688	$3,552,044,830	$53,837,555	$1,274,726,106

Contract unit transactions
Units outstanding at beginning of year	136,477,228	926,323	57,977,603	618,901	27,160,683	284,819	27,944,926
Units issued	7,400,584	61,209	7,443,365	216,818	3,340,474	78,209	26,288,288
Units redeemed	(28,126,352)	(186,951)	(18,084,613)	(376,063)	(8,069,321)	(137,018)	(12,224,406)
Units outstanding at end of year	115,751,460	800,581	47,336,355	459,656	22,431,836	226,010	42,008,808
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$146,639,089	$1,373,555	$90,671,737	$3,102,631	$498,471,227	$16,964,151	$790,421,853
Proceeds from sales	$579,473,873	$4,298,419	$231,270,036	$5,664,622	$1,246,898,337	$31,091,333	$327,624,693

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Operations
Net investment income (loss)	$448,860	$(9,180,234)	$(156,672)	$1,658,934	$116,772	$2,138,287	$328,707
Net realized gain (loss) on investments in Funds	4,258,536	82,514,688	3,353,538	(3,979,871)	(46,181)	19,310,118	3,329,062
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,319,233	(19,970,417)	(68,895)	3,413,482	21,804	90,812,289	5,477,192
Net change in net assets
from operations	10,026,629	53,364,037	3,127,971	1,092,545	92,395	112,260,694	9,134,961

Contract transactions
Purchase payments	1,787,419	50,497,011	1,574,310	2,970,651	157,443	48,250,545	3,689,932
Surrenders and terminations	(3,659,323)	(79,233,761)	(3,658,381)	(7,433,076)	(336,240)	(44,159,992)	(12,757,801)
Transfers between Investment Divisions	6,831,545	(110,399,502)	(4,264,355)	(11,460,521)	(126,472)	165,244,495	9,553,032
Contract owner charges	(339,968)	(9,096,813)	(423,743)	(940,105)	(36,112)	(5,058,611)	(301,073)
Net change in net assets
from contract transactions	4,619,673	(148,233,065)	(6,772,169)	(16,863,051)	(341,381)	164,276,437	184,090

Net change in net assets	14,646,302	(94,869,028)	(3,644,198)	(15,770,506)	(248,986)	276,537,131	9,319,051

Net assets beginning of year	21,046,537	810,817,978	38,498,482	85,237,901	3,460,436	283,403,563	21,067,034

Net assets end of year	$35,692,839	$715,948,950	$34,854,284	$69,467,395	$3,211,450	$559,940,694	$30,386,085

Contract unit transactions
Units outstanding at beginning of year	687,788	31,573,731	1,386,537	6,685,318	253,304	22,275,579	1,554,333
Units issued	433,441	6,511,186	136,002	1,610,994	53,162	20,849,815	1,534,826
Units redeemed	(304,626)	(12,223,550)	(370,129)	(2,942,876)	(77,417)	(10,184,789)	(1,430,662)
Units outstanding at end of year	816,603	25,861,367	1,152,410	5,353,436	229,049	32,940,605	1,658,497
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$19,019,507	$168,066,129	$3,879,559	$23,804,192	$881,724	$322,663,878	$23,684,693
Proceeds from sales	$11,771,420	$325,479,428	$10,808,400	$39,008,309	$1,106,333	$156,249,154	$23,171,896

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(14,934,297)	$(169,363)	$(7,292,162)	$(125,518)	$(19,921,827)	$(112,763)	$(1,455,471)
Net realized gain (loss) on investments in Funds	142,906,166	3,734,894	20,196,399	1,501,750	15,223,288	464,523	3,512,563
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,933,567	1,878,759	19,223,836	342,610	89,647,724	1,473,019	6,016,826
Net change in net assets
from operations	149,905,436	5,444,290	32,128,073	1,718,842	84,949,185	1,824,779	8,073,918

Contract transactions
Purchase payments	41,465,792	3,372,900	45,381,121	2,491,418	37,030,706	1,775,030	5,163,238
Surrenders and terminations	(153,680,323)	(6,512,835)	(55,779,579)	(7,690,169)	(217,688,234)	(5,079,341)	(15,052,923)
Transfers between Investment Divisions	(77,498,050)	(1,243,482)	32,548,944	4,304,410	12,968,168	632,282	2,302,177
Contract owner charges	(13,261,981)	(386,036)	(6,735,248)	(277,830)	(17,947,388)	(195,122)	(1,222,150)
Net change in net assets
from contract transactions	(202,974,562)	(4,769,453)	15,415,238	(1,172,171)	(185,636,748)	(2,867,151)	(8,809,658)

Net change in net assets	(53,069,126)	674,837	47,543,311	546,671	(100,687,563)	(1,042,372)	(735,740)

Net assets beginning of year	1,227,712,792	39,520,289	592,352,464	27,681,454	1,569,462,836	27,987,962	117,929,339

Net assets end of year	$1,174,643,666	$40,195,126	$639,895,775	$28,228,125	$1,468,775,273	$26,945,590	$117,193,599

Contract unit transactions
Units outstanding at beginning of year	17,516,171	387,666	21,120,549	1,384,402	77,052,305	965,114	10,476,351
Units issued	1,814,553	85,018	6,363,074	761,009	7,826,561	243,691	1,853,631
Units redeemed	(4,645,974)	(130,119)	(5,947,303)	(829,563)	(16,941,037)	(341,372)	(2,624,126)
Units outstanding at end of year	14,684,750	342,565	21,536,320	1,315,848	67,937,829	867,433	9,705,856
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$133,928,382	$8,934,005	$179,242,152	$14,913,224	$169,606,156	$7,331,807	$21,953,469
Proceeds from sales	$351,837,241	$13,872,821	$171,119,076	$16,210,913	$375,164,731	$10,311,721	$32,218,598

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Operations
Net investment income (loss)	$(14,898)	$(17,310,983)	$(112,961)	$(7,877,374)	$(74,246)	$58,145,989	$2,357,716
Net realized gain (loss) on investments in Funds	163,466	133,724,103	2,344,421	5,287,583	235,409	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	128,056	(15,553,199)	(48,881)	41,805,137	1,059,650	—	—
Net change in net assets
from operations	276,624	100,859,921	2,182,579	39,215,346	1,220,813	58,145,989	2,357,716

Contract transactions
Purchase payments	249,325	48,990,014	1,404,954	24,152,379	1,232,715	507,029,136	19,856,686
Surrenders and terminations	(295,406)	(161,988,764)	(2,982,523)	(90,434,880)	(2,810,378)	(1,590,258,155)	(54,142,581)
Transfers between Investment Divisions	(710,882)	(128,883,140)	(1,622,143)	20,610,795	586,729	840,070,182	44,164,072
Contract owner charges	(33,669)	(17,128,885)	(304,637)	(6,746,530)	(198,568)	(36,818,601)	(745,883)
Net change in net assets
from contract transactions	(790,632)	(259,010,775)	(3,504,349)	(52,418,236)	(1,189,502)	(279,977,438)	9,132,294

Net change in net assets	(514,008)	(158,150,854)	(1,321,770)	(13,202,890)	31,311	(221,831,449)	11,490,010

Net assets beginning of year	4,270,393	1,433,829,706	26,670,330	648,684,812	16,986,362	2,421,690,459	64,634,673

Net assets end of year	$3,756,385	$1,275,678,852	$25,348,560	$635,481,922	$17,017,673	$2,199,859,010	$76,124,683

Contract unit transactions
Units outstanding at beginning of year	347,389	50,734,900	887,311	62,905,023	1,512,081	190,533,122	3,565,731
Units issued	73,860	5,484,127	202,697	11,497,099	342,370	184,998,783	5,996,540
Units redeemed	(139,144)	(14,291,913)	(315,969)	(16,533,314)	(444,349)	(206,937,001)	(5,461,142)
Units outstanding at end of year	282,105	41,927,114	774,039	57,868,808	1,410,102	168,594,904	4,101,129
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$968,014	$162,156,954	$6,426,498	$123,279,207	$4,000,352	$2,460,153,777	$111,854,980
Proceeds from sales	$1,773,544	$438,478,712	$10,043,808	$183,574,817	$5,264,100	$2,681,985,226	$100,364,970

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(9,582,728)	$(58,518)	$(5,636,167)	$(19,260)	$(16,736,304)	$(30,151)	$(58,802,386)
Net realized gain (loss) on investments in Funds	8,093,552	279,827	39,110,079	431,988	71,282,749	307,447	578,602,155
Net change in unrealized appreciation
(depreciation) on investments in Funds	45,172,053	739,284	33,864,545	352,665	73,739,696	499,064	117,574,927
Net change in net assets
from operations	43,682,877	960,593	67,338,457	765,393	128,286,141	776,360	637,374,696

Contract transactions
Purchase payments	31,420,804	905,175	5,440,960	311,122	36,476,126	327,596	115,434,688
Surrenders and terminations	(104,406,330)	(2,730,762)	(67,132,282)	(753,830)	(173,197,236)	(764,498)	(680,349,141)
Transfers between Investment Divisions	40,908,294	1,972,152	(27,563,042)	(707,369)	(2,489,487)	1,409,290	(134,576,846)
Contract owner charges	(9,382,248)	(106,221)	(5,362,164)	(43,427)	(15,094,289)	(83,999)	(50,691,864)
Net change in net assets
from contract transactions	(41,459,480)	40,344	(94,616,528)	(1,193,504)	(154,304,886)	888,389	(750,183,163)

Net change in net assets	2,223,397	1,000,937	(27,278,071)	(428,111)	(26,018,745)	1,664,749	(112,808,467)

Net assets beginning of year	737,068,072	12,889,275	442,238,554	4,350,996	1,302,859,964	6,185,726	4,616,926,769

Net assets end of year	$739,291,469	$13,890,212	$414,960,483	$3,922,885	$1,276,841,219	$7,850,475	$4,504,118,302

Contract unit transactions
Units outstanding at beginning of year	27,739,371	325,539	23,595,084	197,758	63,694,307	235,213	106,910,841
Units issued	5,076,877	114,408	4,025,689	72,514	5,312,114	102,274	8,182,425
Units redeemed	(6,779,012)	(113,052)	(8,596,891)	(118,501)	(12,625,603)	(69,117)	(24,660,042)
Units outstanding at end of year	26,037,236	326,895	19,023,882	151,771	56,380,818	268,370	90,433,224
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$144,570,341	$4,727,281	$82,116,116	$1,703,091	$115,728,378	$2,783,474	$379,011,096
Proceeds from sales	$195,612,549	$4,745,455	$182,368,811	$2,915,855	$286,769,568	$1,925,236	$1,187,996,645

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$(154,447)	$(4,873,874)	$(75,467)	$(4,384,982)	$(46,020)	$(16,848,146)	$(73,549)
Net realized gain (loss) on investments in Funds	2,874,773	11,298,333	670,109	18,947,576	1,679,044	136,257,974	1,191,810
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,849,247	26,556,392	1,109,491	31,312,220	(118,146)	40,658,813	1,349,401
Net change in net assets
from operations	5,569,573	32,980,851	1,704,133	45,874,814	1,514,878	160,068,641	2,467,662

Contract transactions
Purchase payments	3,516,236	27,529,723	1,085,813	20,013,733	601,094	23,833,038	729,300
Surrenders and terminations	(4,821,933)	(43,134,768)	(2,704,630)	(39,199,279)	(5,797,165)	(181,320,683)	(1,856,705)
Transfers between Investment Divisions	781,870	(44,770,576)	(12,385)	(142,647)	(297,037)	(54,893,596)	(304,649)
Contract owner charges	(463,947)	(4,895,287)	(196,719)	(4,336,728)	(137,186)	(15,660,232)	(214,537)
Net change in net assets
from contract transactions	(987,774)	(65,270,908)	(1,827,921)	(23,664,921)	(5,630,294)	(228,041,473)	(1,646,591)

Net change in net assets	4,581,799	(32,290,057)	(123,788)	22,209,893	(4,115,416)	(67,972,832)	821,071

Net assets beginning of year	34,010,253	410,742,605	17,147,545	342,137,326	13,750,152	1,290,189,961	16,766,827

Net assets end of year	$38,592,052	$378,452,548	$17,023,757	$364,347,219	$9,634,736	$1,222,217,129	$17,587,898

Contract unit transactions
Units outstanding at beginning of year	774,481	30,228,091	1,162,738	22,100,910	820,308	30,967,241	291,454
Units issued	201,798	6,199,914	308,205	3,813,295	117,777	2,416,750	46,728
Units redeemed	(215,857)	(10,887,471)	(423,066)	(5,269,314)	(438,162)	(7,646,872)	(72,641)
Units outstanding at end of year	760,422	25,540,534	1,047,877	20,644,891	499,923	25,737,119	265,541
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,339,779	$86,644,164	$4,662,553	$62,294,392	$2,079,868	$107,131,579	$2,828,642
Proceeds from sales	$10,482,000	$156,788,946	$6,565,941	$90,344,295	$7,756,182	$352,021,198	$4,548,782

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$(18,807,697)	$(87,765)	$(11,479,262)	$(9,350)	$(9,397,829)	$(145,566)	$(26,011,190)
Net realized gain (loss) on investments in Funds	79,800,807	748,776	52,613,905	155,900	48,032,669	2,250,451	199,206,781
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,173,194)	482,993	65,094,511	143,995	3,691,085	157,977	65,778,482
Net change in net assets
from operations	59,819,916	1,144,004	106,229,154	290,545	42,325,925	2,262,862	238,974,073

Contract transactions
Purchase payments	55,751,668	2,046,240	9,091,992	185,797	50,135,293	2,067,329	39,401,617
Surrenders and terminations	(198,961,858)	(2,529,922)	(121,777,195)	(771,491)	(86,755,531)	(3,115,433)	(242,979,622)
Transfers between Investment Divisions	(89,049,645)	(2,654,336)	(14,186,353)	28,700	(24,774,345)	(1,694,707)	(58,347,460)
Contract owner charges	(18,898,755)	(250,657)	(11,641,871)	(27,338)	(8,161,249)	(329,003)	(25,869,053)
Net change in net assets
from contract transactions	(251,158,590)	(3,388,675)	(138,513,427)	(584,332)	(69,555,832)	(3,071,814)	(287,794,518)

Net change in net assets	(191,338,674)	(2,244,671)	(32,284,273)	(293,787)	(27,229,907)	(808,952)	(48,820,445)

Net assets beginning of year	1,618,599,841	22,479,352	863,333,954	2,323,370	780,610,550	34,801,006	1,934,568,615

Net assets end of year	$1,427,261,167	$20,234,681	$831,049,681	$2,029,583	$753,380,643	$33,992,054	$1,885,748,170

Contract unit transactions
Units outstanding at beginning of year	32,136,543	328,768	63,451,526	149,261	48,704,456	2,024,424	45,399,313
Units issued	4,172,128	81,624	2,635,537	16,430	10,121,788	513,093	2,876,025
Units redeemed	(9,315,441)	(130,644)	(12,227,818)	(51,928)	(14,448,895)	(688,877)	(9,245,807)
Units outstanding at end of year	26,993,230	279,748	53,859,245	113,763	44,377,349	1,848,640	39,029,531
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$206,338,096	$5,446,652	$38,487,061	$276,028	$162,440,403	$8,877,552	$133,228,754
Proceeds from sales	$476,304,383	$8,923,092	$188,479,750	$869,710	$241,394,064	$12,094,932	$447,034,462

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(61,695)	$(8,424,605)	$(11,658)	$(50,483,772)	$(99,943)	$(20,801,074)	$(16,859)
Net realized gain (loss) on investments in Funds	999,513	28,520,381	65,686	392,842,248	1,147,553	113,232,288	29,753
Net change in unrealized appreciation
(depreciation) on investments in Funds	994,827	26,270,966	182,900	86,308,923	1,855,324	42,478,155	372,042
Net change in net assets
from operations	1,932,645	46,366,742	236,928	428,667,399	2,902,934	134,909,369	384,936

Contract transactions
Purchase payments	434,114	9,393,588	1,920	37,686,208	228,760	15,552,811	157,004
Surrenders and terminations	(1,745,466)	(92,955,345)	(385,595)	(511,604,548)	(2,111,214)	(221,783,583)	(58,724)
Transfers between Investment Divisions	1,102,476	3,829,308	137,226	(79,381,890)	(884,710)	(19,449,716)	688,978
Contract owner charges	(179,011)	(9,678,717)	(26,707)	(49,254,828)	(362,008)	(22,670,573)	(63,655)
Net change in net assets
from contract transactions	(387,887)	(89,411,166)	(273,156)	(602,555,058)	(3,129,172)	(248,351,061)	723,603

Net change in net assets	1,544,758	(43,044,424)	(36,228)	(173,887,659)	(226,238)	(113,441,692)	1,108,539

Net assets beginning of year	12,489,936	627,678,567	2,515,791	3,769,248,179	22,638,255	1,569,833,971	2,989,549

Net assets end of year	$14,034,694	$584,634,143	$2,479,563	$3,595,360,520	$22,412,017	$1,456,392,279	$4,098,088

Contract unit transactions
Units outstanding at beginning of year	311,619	39,834,935	152,797	95,664,075	653,043	76,298,368	146,540
Units issued	67,244	3,984,127	30,832	4,312,380	48,270	2,853,542	43,058
Units redeemed	(88,439)	(9,469,108)	(43,967)	(18,785,854)	(143,802)	(14,447,167)	(7,996)
Units outstanding at end of year	290,424	34,349,954	139,662	81,190,601	557,511	64,704,743	181,602
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,417,902	$65,740,627	$500,795	$183,920,355	$1,722,766	$62,627,050	$894,474
Proceeds from sales	$3,867,484	$163,576,398	$785,609	$836,959,185	$4,951,881	$331,779,185	$187,730

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Operations
Net investment income (loss)	$(46,807,113)	$(29,224)	$(36,976,697)	$(223,002)	$(357,943)	$(3,630)	$(10,642,352)
Net realized gain (loss) on investments in Funds	308,402,484	464,817	236,504,197	3,628,636	346,415	9,091	2,716,084
Net change in unrealized appreciation
(depreciation) on investments in Funds	83,847,020	324,919	(23,327,540)	784,406	3,035,576	76,729	49,176,970
Net change in net assets
from operations	345,442,391	760,512	176,199,960	4,190,040	3,024,048	82,190	41,250,702

Contract transactions
Purchase payments	21,725,127	335,776	157,475,498	4,192,766	10,251,547	370,642	39,952,439
Surrenders and terminations	(481,595,695)	(614,068)	(357,128,968)	(7,687,295)	(2,583,501)	(78,233)	(135,897,948)
Transfers between Investment Divisions	(52,755,864)	(278,773)	26,899,937	272,071	16,648,760	1,726,680	65,034,632
Contract owner charges	(46,353,342)	(87,785)	(34,473,788)	(576,689)	(362,735)	(5,711)	(10,794,865)
Net change in net assets
from contract transactions	(558,979,774)	(644,850)	(207,227,321)	(3,799,147)	23,954,071	2,013,378	(41,705,742)

Net change in net assets	(213,537,383)	115,662	(31,027,361)	390,893	26,978,119	2,095,568	(455,040)

Net assets beginning of year	3,502,382,803	6,547,133	2,885,095,307	49,100,514	14,033,926	115,915	829,453,153

Net assets end of year	$3,288,845,420	$6,662,795	$2,854,067,946	$49,491,407	$41,012,045	$2,211,483	$828,998,113

Contract unit transactions
Units outstanding at beginning of year	112,627,287	233,834	26,549,463	307,557	1,365,800	11,264	40,471,891
Units issued	3,147,256	48,384	5,377,309	91,928	4,141,090	229,092	13,341,928
Units redeemed	(20,250,437)	(88,529)	(7,387,665)	(112,203)	(1,795,840)	(42,769)	(15,606,829)
Units outstanding at end of year	95,524,106	193,689	24,539,107	287,282	3,711,050	197,587	38,206,990
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$105,338,376	$1,882,188	$616,919,601	$14,932,160	$42,503,760	$2,464,057	$287,971,088
Proceeds from sales	$711,125,263	$2,556,262	$861,123,619	$18,954,309	$18,907,632	$454,309	$340,319,182

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Operations
Net investment income (loss)	$(93,704)	$(11,772,445)	$(99,522)	$(210,657)	$37,061	$(6,215,009)	$(41,661)
Net realized gain (loss) on investments in Funds	381,509	71,043,480	1,404,474	16,046,829	616,880	77,498,054	1,221,419
Net change in unrealized appreciation
(depreciation) on investments in Funds	979,228	46,002,774	1,575,390	(4,416,125)	(98,354)	(4,324,248)	224,148
Net change in net assets
from operations	1,267,033	105,273,809	2,880,342	11,420,047	555,587	66,958,797	1,403,906

Contract transactions
Purchase payments	786,308	39,271,527	1,429,955	11,499,125	315,490	25,173,537	832,711
Surrenders and terminations	(1,842,625)	(118,117,848)	(1,477,981)	(12,353,470)	(650,566)	(67,615,733)	(1,642,393)
Transfers between Investment Divisions	(1,446,130)	13,025,451	(1,192,269)	(1,012,105)	(641,229)	54,848,687	2,955,770
Contract owner charges	(195,853)	(10,859,496)	(279,142)	(1,148,522)	(49,201)	(6,010,445)	(103,957)
Net change in net assets
from contract transactions	(2,698,300)	(76,680,366)	(1,519,437)	(3,014,972)	(1,025,506)	6,396,046	2,042,131

Net change in net assets	(1,431,267)	28,593,443	1,360,905	8,405,075	(469,919)	73,354,843	3,446,037

Net assets beginning of year	22,111,332	885,829,270	22,208,397	115,454,598	5,230,689	412,393,659	6,497,930

Net assets end of year	$20,680,065	$914,422,713	$23,569,302	$123,859,673	$4,760,770	$485,748,502	$9,943,967

Contract unit transactions
Units outstanding at beginning of year	736,369	41,485,838	818,024	7,117,816	302,189	22,143,192	323,229
Units issued	377,383	6,322,317	185,586	2,004,800	55,520	8,289,987	273,010
Units redeemed	(470,788)	(9,829,908)	(238,464)	(2,195,663)	(110,735)	(7,961,516)	(174,697)
Units outstanding at end of year	642,964	37,978,247	765,146	6,926,953	246,974	22,471,663	421,542
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$11,909,680	$143,225,312	$5,222,171	$49,881,313	$1,628,475	$198,391,403	$6,560,133
Proceeds from sales	$14,701,684	$231,678,123	$6,841,130	$39,555,815	$2,105,119	$168,537,001	$3,956,293

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Operations
Net investment income (loss)	$15,525,337	$1,044,571	$(10,789,763)	$(98,796)	$(10,539,040)	$(60,151)	$(16,289,837)
Net realized gain (loss) on investments in Funds	851,034	38,620	514,271	109,121	110,748,008	2,775,433	157,293,071
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,862,077	70,183	57,895,045	1,430,795	118,452,677	1,144,123	(103,895,542)
Net change in net assets
from operations	20,238,448	1,153,374	47,619,553	1,441,120	218,661,645	3,859,405	37,107,692

Contract transactions
Purchase payments	46,110,445	2,259,447	64,413,322	1,865,928	86,158,983	2,769,721	56,879,648
Surrenders and terminations	(106,026,907)	(1,681,684)	(112,923,727)	(2,120,243)	(100,570,075)	(3,154,214)	(179,301,269)
Transfers between Investment Divisions	102,884,108	5,380,987	20,990,039	882,165	36,143,682	176,403	(121,588,992)
Contract owner charges	(5,699,985)	(204,523)	(8,696,326)	(177,860)	(9,688,305)	(184,221)	(14,977,543)
Net change in net assets
from contract transactions	37,267,661	5,754,227	(36,216,692)	449,990	12,044,285	(392,311)	(258,988,156)

Net change in net assets	57,506,109	6,907,601	11,402,861	1,891,110	230,705,930	3,467,094	(221,880,464)

Net assets beginning of year	414,288,094	17,645,875	911,175,403	21,853,920	800,494,138	13,304,734	1,422,436,824

Net assets end of year	$471,794,203	$24,553,476	$922,578,264	$23,745,030	$1,031,200,068	$16,771,828	$1,200,556,360

Contract unit transactions
Units outstanding at beginning of year	39,724,514	1,610,313	64,889,855	1,173,922	40,271,829	475,957	20,787,665
Units issued	26,115,877	1,383,449	12,822,769	339,822	21,276,277	383,544	2,854,691
Units redeemed	(22,622,208)	(876,782)	(16,066,841)	(313,356)	(22,106,834)	(405,728)	(6,762,664)
Units outstanding at end of year	43,218,183	2,116,980	61,645,783	1,200,388	39,441,272	453,773	16,879,692
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$299,377,944	$16,845,025	$193,125,846	$6,472,151	$476,745,627	$12,149,644	$189,899,192
Proceeds from sales	$246,584,946	$10,046,227	$240,132,301	$6,120,957	$475,240,382	$12,602,106	$465,177,185

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Operations
Net investment income (loss)	$(63,819)	$(4,518,702)	$(37,329)	$(15,219,390)	$(101,801)	$(9,729,147)	$(81,116)
Net realized gain (loss) on investments in Funds	1,873,426	20,659,692	568,885	115,649,928	2,633,782	42,289,715	1,226,208
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,179,557)	(18,915,899)	(382,088)	40,111,125	629,461	156,744,934	3,816,388
Net change in net assets
from operations	630,050	(2,774,909)	149,468	140,541,663	3,161,442	189,305,502	4,961,480

Contract transactions
Purchase payments	1,231,109	21,961,204	642,838	53,634,433	1,481,981	27,732,196	1,077,707
Surrenders and terminations	(2,708,693)	(43,214,046)	(1,185,356)	(148,759,139)	(3,131,583)	(105,600,284)	(4,867,835)
Transfers between Investment Divisions	(1,930,235)	(8,586,496)	1,598,228	(29,037,690)	(1,963,932)	34,952,241	991,966
Contract owner charges	(155,991)	(4,598,490)	(100,006)	(13,494,533)	(267,076)	(9,426,086)	(220,492)
Net change in net assets
from contract transactions	(3,563,810)	(34,437,828)	955,704	(137,656,929)	(3,880,610)	(52,341,933)	(3,018,654)

Net change in net assets	(2,933,760)	(37,212,737)	1,105,172	2,884,734	(719,168)	136,963,569	1,942,826

Net assets beginning of year	16,615,426	354,489,266	8,088,517	1,193,378,643	24,385,170	698,629,508	18,081,108

Net assets end of year	$13,681,666	$317,276,529	$9,193,689	$1,196,263,377	$23,666,002	$835,593,077	$20,023,934

Contract unit transactions
Units outstanding at beginning of year	172,606	22,287,910	466,695	31,539,770	472,716	63,046,195	1,374,598
Units issued	67,477	7,728,845	321,470	4,536,160	137,759	14,536,954	330,087
Units redeemed	(104,170)	(9,908,065)	(259,419)	(8,096,835)	(207,983)	(19,338,834)	(540,105)
Units outstanding at end of year	135,913	20,108,690	528,746	27,979,095	402,492	58,244,315	1,164,580
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,299,480	$126,590,760	$5,626,182	$180,343,620	$7,302,998	$193,111,223	$5,210,005
Proceeds from sales	$9,927,109	$165,547,290	$4,707,807	$333,219,939	$11,285,409	$255,182,303	$8,309,775

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(18,750,463)	$(80,288)	$(18,090,284)	$(106,973)	$(32,415,080)	$(136,024)	$(3,821,569)
Net realized gain (loss) on investments in Funds	115,660,587	1,189,436	181,117,191	3,275,357	205,578,975	1,209,792	19,950,509
Net change in unrealized appreciation
(depreciation) on investments in Funds	(26,330,875)	(85,277)	25,754,946	274,657	123,899,336	2,970,660	27,302,201
Net change in net assets
from operations	70,579,249	1,023,871	188,781,853	3,443,041	297,063,231	4,044,428	43,431,141

Contract transactions
Purchase payments	56,599,290	926,327	81,796,238	1,768,747	81,245,333	1,846,503	30,103,008
Surrenders and terminations	(187,276,688)	(2,911,585)	(204,363,350)	(4,475,279)	(350,816,795)	(4,223,297)	(33,893,638)
Transfers between Investment Divisions	(117,575,594)	(878,557)	(40,892,451)	374,146	(113,876,183)	163,225	58,787,029
Contract owner charges	(17,782,173)	(216,679)	(16,654,669)	(272,848)	(30,353,745)	(369,180)	(3,672,242)
Net change in net assets
from contract transactions	(266,035,165)	(3,080,494)	(180,114,232)	(2,605,234)	(413,801,390)	(2,582,749)	51,324,157

Net change in net assets	(195,455,916)	(2,056,623)	8,667,621	837,807	(116,738,159)	1,461,679	94,755,298

Net assets beginning of year	1,515,975,801	20,329,519	1,377,869,294	23,899,195	2,614,009,533	32,236,082	257,883,231

Net assets end of year	$1,320,519,885	$18,272,896	$1,386,536,915	$24,737,002	$2,497,271,374	$33,697,761	$352,638,529

Contract unit transactions
Units outstanding at beginning of year	33,031,849	312,670	46,771,154	579,325	51,446,575	451,080	13,669,461
Units issued	6,316,474	148,309	12,585,166	259,796	7,020,942	129,287	8,619,132
Units redeemed	(12,110,071)	(197,193)	(18,392,924)	(320,462)	(15,073,500)	(167,460)	(6,263,862)
Units outstanding at end of year	27,238,252	263,786	40,963,396	518,659	43,394,017	412,907	16,024,731
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$306,470,203	$9,925,408	$397,258,903	$11,527,341	$370,985,801	$9,734,914	$175,494,087
Proceeds from sales	$591,255,831	$13,086,190	$595,463,419	$14,239,548	$817,202,271	$12,453,687	$127,991,499

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Operations
Net investment income (loss)	$(37,805)	$(81,830,306)	$(515,396)	$(30,977,514)	$(268,519)	$(1,713,526)	$(18,357)
Net realized gain (loss) on investments in Funds	970,566	1,000,746,882	18,613,145	135,097,086	4,021,170	4,537,060	119,682
Net change in unrealized appreciation
(depreciation) on investments in Funds	441,293	215,302,028	4,801,838	516,250,319	12,624,646	14,086,992	486,757
Net change in net assets
from operations	1,374,054	1,134,218,604	22,899,587	620,369,891	16,377,297	16,910,526	588,082

Contract transactions
Purchase payments	888,318	448,307,666	9,149,653	96,602,630	3,400,487	9,679,877	289,014
Surrenders and terminations	(1,561,157)	(843,069,104)	(17,241,849)	(331,945,199)	(6,851,550)	(15,869,594)	(720,797)
Transfers between Investment Divisions	705,881	(248,332,413)	(5,731,385)	546,337,839	5,330,338	11,896,628	1,337,646
Contract owner charges	(109,520)	(76,476,097)	(1,401,498)	(28,355,235)	(715,212)	(1,725,303)	(48,514)
Net change in net assets
from contract transactions	(76,478)	(719,569,948)	(15,225,079)	282,640,035	1,164,063	3,981,608	857,349

Net change in net assets	1,297,576	414,648,656	7,674,508	903,009,926	17,541,360	20,892,134	1,445,431

Net assets beginning of year	8,287,534	6,398,792,088	118,840,333	1,847,870,009	53,269,831	125,134,967	3,753,649

Net assets end of year	$9,585,110	$6,813,440,744	$126,514,841	$2,750,879,935	$70,811,191	$146,027,101	$5,199,080

Contract unit transactions
Units outstanding at beginning of year	403,357	95,936,658	1,271,489	74,751,711	1,596,586	8,574,687	236,390
Units issued	299,949	18,410,389	389,088	34,396,852	713,078	4,239,314	163,911
Units redeemed	(307,675)	(28,897,619)	(535,937)	(23,778,001)	(691,598)	(3,962,358)	(114,070)
Units outstanding at end of year	395,631	85,449,428	1,124,640	85,370,562	1,618,066	8,851,643	286,231
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,745,806	$1,301,438,556	$37,885,758	$970,836,976	$26,955,964	$65,278,917	$2,777,067
Proceeds from sales	$6,860,089	$2,102,838,810	$53,626,233	$719,174,455	$26,060,420	$63,010,835	$1,938,075

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(100,289,577)	$(690,160)	$(2,041,567)	$(42,408)	$(37,548,184)	$(334,464)	$(182,254,464)
Net realized gain (loss) on investments in Funds	939,443,140	19,506,945	2,542,286	454,638	241,228,082	6,098,054	1,415,934,172
Net change in unrealized appreciation
(depreciation) on investments in Funds	539,542,728	11,042,697	2,969,673	(100,993)	(47,613,303)	(672,904)	928,844,052
Net change in net assets
from operations	1,378,696,291	29,859,482	3,470,392	311,237	156,066,595	5,090,686	2,162,523,760

Contract transactions
Purchase payments	672,302,407	25,159,485	11,349,884	1,186,902	126,083,813	8,733,726	1,194,315,743
Surrenders and terminations	(960,948,963)	(25,523,810)	(16,697,491)	(4,322,234)	(384,998,424)	(15,331,137)	(1,763,734,615)
Transfers between Investment Divisions	(5,758,133)	1,171,543	(4,962,581)	384,889	(40,796,059)	2,738,730	75,145,338
Contract owner charges	(95,212,727)	(1,948,490)	(2,002,259)	(99,380)	(33,704,436)	(834,931)	(166,063,277)
Net change in net assets
from contract transactions	(389,617,416)	(1,141,272)	(12,312,447)	(2,849,823)	(333,415,106)	(4,693,612)	(660,336,811)

Net change in net assets	989,078,875	28,718,210	(8,842,055)	(2,538,586)	(177,348,511)	397,074	1,502,186,949

Net assets beginning of year	7,593,518,999	146,623,764	175,419,068	11,187,481	3,076,955,855	77,222,330	14,043,535,741

Net assets end of year	$8,582,597,874	$175,341,974	$166,577,013	$8,648,895	$2,899,607,344	$77,619,404	$15,545,722,690

Contract unit transactions
Units outstanding at beginning of year	80,943,727	1,437,016	13,807,762	810,755	54,243,091	1,011,657	267,096,193
Units issued	17,951,435	539,302	3,802,127	263,459	7,076,626	336,449	48,105,460
Units redeemed	(22,089,164)	(554,955)	(4,789,138)	(467,310)	(13,077,087)	(395,432)	(60,980,138)
Units outstanding at end of year	76,805,998	1,421,363	12,820,751	606,904	48,242,630	952,674	254,221,515
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,809,020,108	$60,641,829	$49,548,817	$3,748,468	$410,500,215	$25,671,562	$2,715,762,043
Proceeds from sales	$2,298,927,101	$62,473,261	$63,902,831	$6,640,699	$781,463,505	$30,699,638	$3,558,353,318

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$(26,781,182)	$(247,023)	$(57,472,157)	$(292,406)	$(7,829,855)	$(61,636)	$(8,732,292)
Net realized gain (loss) on investments in Funds	121,551,436	3,898,640	396,595,093	6,940,403	42,699,595	1,221,460	52,272,778
Net change in unrealized appreciation
(depreciation) on investments in Funds	(11,912,319)	(707,594)	277,808,870	3,644,689	55,280,008	1,157,349	104,603,716
Net change in net assets
from operations	82,857,935	2,944,023	616,931,806	10,292,686	90,149,748	2,317,173	148,144,202

Contract transactions
Purchase payments	84,923,479	4,771,427	84,578,991	6,706,050	61,748,553	1,336,164	31,714,464
Surrenders and terminations	(273,285,483)	(7,136,266)	(665,077,807)	(9,306,843)	(71,222,133)	(2,094,633)	(91,304,020)
Transfers between Investment Divisions	(23,559,013)	(10,561,578)	(205,793,222)	(5,943,763)	104,644,649	358,036	324,829,034
Contract owner charges	(23,875,445)	(643,063)	(51,950,260)	(837,963)	(7,114,276)	(173,913)	(6,534,814)
Net change in net assets
from contract transactions	(235,796,462)	(13,569,480)	(838,242,298)	(9,382,519)	88,056,793	(574,346)	258,704,664

Net change in net assets	(152,938,527)	(10,625,457)	(221,310,492)	910,167	178,206,541	1,742,827	406,848,866

Net assets beginning of year	2,254,407,211	66,469,814	4,608,540,773	67,938,037	513,357,484	13,043,220	420,748,547

Net assets end of year	$2,101,468,684	$55,844,357	$4,387,230,281	$68,848,204	$691,564,025	$14,786,047	$827,597,413

Contract unit transactions
Units outstanding at beginning of year	49,895,096	1,095,487	205,970,055	2,786,897	22,945,511	555,931	10,660,797
Units issued	6,655,978	217,793	14,997,999	502,066	14,239,134	301,703	11,039,160
Units redeemed	(12,060,848)	(440,366)	(50,691,508)	(864,023)	(10,875,585)	(326,226)	(4,372,285)
Units outstanding at end of year	44,490,226	872,914	170,276,546	2,424,940	26,309,060	531,408	17,327,672
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$297,445,655	$12,744,955	$353,210,431	$12,760,674	$355,018,450	$7,965,098	$448,727,172
Proceeds from sales	$560,023,299	$26,561,458	$1,248,924,886	$22,435,599	$274,791,512	$8,601,080	$198,754,800

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(73,142)	$(21,353,913)	$(118,473)	$(68,400)	$(117,358)	$(1,126)	$(4,769,496)
Net realized gain (loss) on investments in Funds	1,283,102	122,958,393	1,696,235	572,410	43,427	(1,310)	40,025,645
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,607,708	(30,876,305)	(75,162)	(409,404)	582,746	25,824	8,393,181
Net change in net assets
from operations	3,817,668	70,728,175	1,502,600	94,606	508,815	23,388	43,649,330

Contract transactions
Purchase payments	1,699,256	46,319,985	1,508,402	2,813,663	4,642,111	307,842	30,204,993
Surrenders and terminations	(2,542,374)	(207,161,098)	(3,257,158)	(567,393)	(1,174,592)	(30,864)	(50,228,574)
Transfers between Investment Divisions	7,127,031	(25,409,893)	(1,693,643)	(1,281,023)	8,976,350	165,730	(67,018,242)
Contract owner charges	(155,181)	(20,053,718)	(304,566)	(7,585)	(122,171)	(3,138)	(4,550,329)
Net change in net assets
from contract transactions	6,128,732	(206,304,724)	(3,746,965)	957,662	12,321,698	439,570	(91,592,152)

Net change in net assets	9,946,400	(135,576,549)	(2,244,365)	1,052,268	12,830,513	462,958	(47,942,822)

Net assets beginning of year	11,088,380	1,722,002,112	28,673,707	8,244,458	1,761,462	60,480	417,250,643

Net assets end of year	$21,034,780	$1,586,425,563	$26,429,342	$9,296,726	$14,591,975	$523,438	$369,307,821

Contract unit transactions
Units outstanding at beginning of year	204,826	44,254,756	571,577	626,542	165,137	5,627	17,006,434
Units issued	211,678	4,649,714	94,179	445,164	1,615,576	54,872	3,085,063
Units redeemed	(94,907)	(10,020,242)	(168,202)	(380,503)	(477,913)	(14,617)	(6,677,268)
Units outstanding at end of year	321,597	38,884,228	497,554	691,203	1,302,800	45,882	13,414,229
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$11,772,902	$184,178,086	$4,724,707	$5,837,906	$17,494,417	$594,831	$80,672,673
Proceeds from sales	$5,717,312	$411,836,723	$8,590,145	$4,948,644	$5,290,077	$156,387	$177,034,321

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(74,336)	$4,216,863	$292,731	$(339,458)	$(707,150)	$(10,231,694)	$(66,251)
Net realized gain (loss) on investments in Funds	1,265,872	156,991,637	4,074,568	1,205,956	9,143,182	21,483,492	419,778
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,019,588	(97,587,332)	(2,506,038)	4,937,802	27,616,626	50,664,659	1,013,277
Net change in net assets
from operations	2,211,124	63,621,168	1,861,261	5,804,300	36,052,658	61,916,457	1,366,804

Contract transactions
Purchase payments	1,911,852	24,465,515	353,602	3,850,836	9,830,248	34,399,985	1,844,337
Surrenders and terminations	(1,931,557)	(74,475,161)	(1,967,892)	(4,659,309)	(3,496,740)	(114,366,569)	(2,339,049)
Transfers between Investment Divisions	(90,598)	(131,616,332)	(3,366,050)	1,042,640	16,549,354	353,538,088	4,630,757
Contract owner charges	(142,593)	(7,609,086)	(168,893)	(19,783)	(28,957)	(9,073,583)	(122,485)
Net change in net assets
from contract transactions	(252,896)	(189,235,064)	(5,149,233)	214,384	22,853,905	264,497,921	4,013,560

Net change in net assets	1,958,228	(125,613,896)	(3,287,972)	6,018,684	58,906,563	326,414,378	5,380,364

Net assets beginning of year	16,179,429	718,896,014	18,681,715	35,154,431	50,519,442	581,647,327	12,179,063

Net assets end of year	$18,137,657	$593,282,118	$15,393,743	$41,173,115	$109,426,005	$908,061,705	$17,559,427

Contract unit transactions
Units outstanding at beginning of year	603,904	35,543,232	852,076	3,670,123	3,947,299	45,838,233	817,799
Units issued	163,228	3,965,389	88,215	1,115,772	3,684,836	35,925,064	543,758
Units redeemed	(169,806)	(13,125,973)	(317,294)	(1,110,413)	(2,324,094)	(15,563,914)	(280,845)
Units outstanding at end of year	597,326	26,382,648	622,997	3,675,482	5,308,041	66,199,383	1,080,712
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,669,636	$243,765,439	$6,089,263	$11,616,720	$61,525,818	$470,967,721	$8,397,749
Proceeds from sales	$4,996,868	$279,143,371	$7,174,904	$11,741,794	$39,379,063	$216,701,494	$4,450,440

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(30,334,700)	$(255,614)	$(13,056,318)	$(193,650)	$(5,278,783)	$(70,735)	$(11,378,401)
Net realized gain (loss) on investments in Funds	129,001,680	5,389,315	30,497,555	1,931,593	7,551,405	248,171	15,169,447
Net change in unrealized appreciation
(depreciation) on investments in Funds	297,146,893	5,179,491	79,925,182	2,967,202	26,893,985	1,161,560	49,459,229
Net change in net assets
from operations	395,813,873	10,313,192	97,366,419	4,705,145	29,166,607	1,338,996	53,250,275

Contract transactions
Purchase payments	239,450,567	6,257,176	78,018,417	3,719,540	23,913,380	1,204,037	29,471,656
Surrenders and terminations	(249,568,294)	(11,035,611)	(128,560,856)	(9,412,868)	(63,207,511)	(2,082,583)	(114,794,799)
Transfers between Investment Divisions	331,647,566	3,589,471	185,844,466	9,596,575	2,939,943	(159,964)	43,972,474
Contract owner charges	(27,162,355)	(625,899)	(11,129,595)	(353,206)	(4,775,973)	(108,816)	(10,711,735)
Net change in net assets
from contract transactions	294,367,484	(1,814,863)	124,172,432	3,550,041	(41,130,161)	(1,147,326)	(52,062,404)

Net change in net assets	690,181,357	8,498,329	221,538,851	8,255,186	(11,963,554)	191,670	1,187,871

Net assets beginning of year	2,050,943,798	53,641,269	982,035,268	39,608,938	440,803,044	17,483,270	848,722,522

Net assets end of year	$2,741,125,155	$62,139,598	$1,203,574,119	$47,864,124	$428,839,490	$17,674,940	$849,910,393

Contract unit transactions
Units outstanding at beginning of year	51,212,350	1,366,158	88,778,325	3,302,137	36,283,049	1,310,545	57,179,535
Units issued	19,847,899	511,860	34,436,992	1,642,801	9,332,313	291,943	14,297,369
Units redeemed	(12,893,419)	(523,803)	(24,173,653)	(1,349,181)	(12,740,277)	(380,422)	(17,788,118)
Units outstanding at end of year	58,166,830	1,354,215	99,041,664	3,595,757	32,875,085	1,222,066	53,688,786
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$850,097,643	$21,447,957	$403,292,037	$20,874,216	$118,694,999	$4,067,061	$223,079,420
Proceeds from sales	$586,064,859	$23,518,434	$292,175,923	$17,517,825	$165,103,943	$5,285,122	$286,520,225

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(66,503)	$(13,868,920)	$(64,938)	$(84,694)	$(1,643)	$(6,433,241)	$(49,926)
Net realized gain (loss) on investments in Funds	455,591	51,128,754	586,958	65,562	490	5,819,912	209,767
Net change in unrealized appreciation
(depreciation) on investments in Funds	757,087	35,217,463	678,194	435,551	26,939	28,108,886	579,800
Net change in net assets
from operations	1,146,175	72,477,297	1,200,214	416,419	25,786	27,495,557	739,641

Contract transactions
Purchase payments	869,400	38,215,913	1,123,270	6,283,746	28,425	17,453,373	1,633,186
Surrenders and terminations	(5,009,422)	(150,082,354)	(1,522,532)	(2,852,430)	(15,133)	(66,098,193)	(2,296,807)
Transfers between Investment Divisions	384,788	(23,215,243)	(917,355)	10,011,383	446,374	(1,331,962)	707,559
Contract owner charges	(133,119)	(11,865,727)	(123,243)	(77,018)	(4,353)	(5,742,473)	(94,945)
Net change in net assets
from contract transactions	(3,888,353)	(146,947,411)	(1,439,860)	13,365,681	455,313	(55,719,255)	(51,007)

Net change in net assets	(2,742,178)	(74,470,114)	(239,646)	13,782,100	481,099	(28,223,698)	688,634

Net assets beginning of year	16,002,788	1,115,036,168	15,500,617	974,716	159,929	533,027,557	10,978,410

Net assets end of year	$13,260,610	$1,040,566,054	$15,260,971	$14,756,816	$641,028	$504,803,859	$11,667,044

Contract unit transactions
Units outstanding at beginning of year	851,663	42,078,651	411,129	94,484	15,363	31,050,319	744,824
Units issued	207,226	4,820,383	78,360	1,642,612	44,018	4,570,632	259,069
Units redeemed	(403,077)	(10,338,680)	(116,589)	(389,467)	(1,898)	(7,784,826)	(273,398)
Units outstanding at end of year	655,812	36,560,354	372,900	1,347,629	57,483	27,836,125	730,495
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,071,115	$136,832,448	$3,083,640	$17,505,057	$475,928	$81,922,573	$4,247,586
Proceeds from sales	$8,025,971	$297,648,779	$4,588,438	$4,224,070	$22,258	$144,075,069	$4,348,519

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
Operations
Net investment income (loss)	$(4,570,666)	$(22,358)	$(27,232,133)	$(55,843)	$(5,787,298)	$(26,789)	$(2,649,993)
Net realized gain (loss) on investments in Funds	20,023,597	370,629	218,276,106	661,955	26,780,995	394,912	3,218,560
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,459,606	(28,720)	70,619,689	1,478,755	48,265,561	545,672	27,812,326
Net change in net assets
from operations	17,912,537	319,551	261,663,662	2,084,867	69,259,258	913,795	28,380,893

Contract transactions
Purchase payments	9,352,771	470,011	20,983,447	351,119	36,955,985	530,751	152,556,059
Surrenders and terminations	(50,326,598)	(652,114)	(282,410,291)	(951,146)	(56,582,626)	(319,014)	(17,680,387)
Transfers between Investment Divisions	(1,616,579)	(720,940)	(43,454,832)	89,265	7,839,806	(1,057,467)	111,131,335
Contract owner charges	(3,959,528)	(62,063)	(15,428,983)	(93,589)	(2,935,645)	(54,419)	(2,316,150)
Net change in net assets
from contract transactions	(46,549,934)	(965,106)	(320,310,659)	(604,351)	(14,722,480)	(900,149)	243,690,857

Net change in net assets	(28,637,397)	(645,555)	(58,646,997)	1,480,516	54,536,778	13,646	272,071,750

Net assets beginning of year	377,803,374	5,632,190	1,949,753,312	13,144,973	486,755,569	6,578,314	70,177,336

Net assets end of year	$349,165,977	$4,986,635	$1,891,106,315	$14,625,489	$541,292,347	$6,591,960	$342,249,086

Contract unit transactions
Units outstanding at beginning of year	15,269,414	180,060	53,871,988	270,589	29,588,269	359,883	7,099,512
Units issued	2,479,676	48,902	3,005,108	39,432	4,710,732	84,598	31,376,434
Units redeemed	(4,377,027)	(80,016)	(11,322,445)	(50,808)	(5,521,510)	(132,319)	(7,909,768)
Units outstanding at end of year	13,372,063	148,946	45,554,651	259,213	28,777,491	312,162	30,566,178
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$62,170,903	$1,541,098	$118,595,230	$1,981,744	$81,664,642	$1,657,277	$326,197,122
Proceeds from sales	$113,291,503	$2,528,562	$466,138,022	$2,641,938	$102,174,420	$2,584,215	$85,156,258

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(24,531)	$(160,373,177)	$(1,218,706)	$(100,415,542)	$(471,038)	$(55,615,458)	$(236,345)
Net realized gain (loss) on investments in Funds	123,601	826,974,012	19,366,531	995,423,468	9,179,731	349,974,992	2,580,732
Net change in unrealized appreciation
(depreciation) on investments in Funds	766,628	595,445,333	11,920,547	105,760,827	6,889,548	(228,224,874)	(717,878)
Net change in net assets
from operations	865,698	1,262,046,168	30,068,372	1,000,768,753	15,598,241	66,134,660	1,626,509

Contract transactions
Purchase payments	3,397,939	940,946,087	18,590,470	265,216,927	5,282,204	147,755,925	2,599,996
Surrenders and terminations	(151,777)	(1,450,104,485)	(32,508,308)	(1,071,648,868)	(10,899,292)	(561,981,888)	(6,510,702)
Transfers between Investment Divisions	2,250,883	(64,103,530)	(9,722,771)	(538,861,866)	(8,200,639)	(141,049,533)	(1,357,328)
Contract owner charges	(65,746)	(140,606,202)	(3,108,405)	(96,442,902)	(1,272,735)	(57,901,579)	(671,085)
Net change in net assets
from contract transactions	5,431,299	(713,868,130)	(26,749,014)	(1,441,736,709)	(15,090,462)	(613,177,075)	(5,939,119)

Net change in net assets	6,296,997	548,178,038	3,319,358	(440,967,956)	507,779	(547,042,415)	(4,312,610)

Net assets beginning of year	2,292,205	12,873,297,703	278,684,462	8,197,132,802	110,337,744	4,543,718,242	55,859,152

Net assets end of year	$8,589,202	$13,421,475,741	$282,003,820	$7,756,164,846	$110,845,523	$3,996,675,827	$51,546,542

Contract unit transactions
Units outstanding at beginning of year	231,268	480,849,561	9,600,685	50,781,565	464,780	25,052,364	205,429
Units issued	700,888	66,422,098	1,578,728	4,535,273	50,380	2,294,047	32,771
Units redeemed	(174,779)	(92,505,384)	(2,450,887)	(13,162,726)	(108,245)	(5,735,397)	(53,764)
Units outstanding at end of year	757,377	454,766,275	8,728,526	42,154,112	406,915	21,611,014	184,436
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,330,186	$1,881,728,321	$48,774,097	$772,182,184	$12,331,815	$419,908,222	$8,740,960
Proceeds from sales	$1,923,418	$2,755,969,628	$76,741,817	$2,314,334,435	$27,893,315	$1,088,700,755	$14,916,424

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(12,113,949)	$(129,192)	$(2,211,375)	$(21,905)	$(34,901,363)	$(251,166)	$(23,701,207)
Net realized gain (loss) on investments in Funds	29,321,904	1,084,276	6,869,804	215,992	233,696,000	5,074,983	80,850,044
Net change in unrealized appreciation
(depreciation) on investments in Funds	23,843,248	595,984	5,990,141	167,651	75,187,199	1,774,664	196,381,173
Net change in net assets
from operations	41,051,203	1,551,068	10,648,570	361,738	273,981,836	6,598,481	253,530,010

Contract transactions
Purchase payments	67,223,908	1,488,619	10,795,037	391,632	99,559,484	4,196,492	76,125,490
Surrenders and terminations	(185,794,478)	(3,322,807)	(23,820,014)	(537,415)	(335,745,883)	(7,261,444)	(221,395,214)
Transfers between Investment Divisions	67,825,408	(5,977,341)	9,407,645	513,168	(108,051,389)	(6,136,027)	(23,119,777)
Contract owner charges	(11,245,279)	(253,291)	(1,973,103)	(41,944)	(31,385,323)	(643,274)	(23,806,568)
Net change in net assets
from contract transactions	(61,990,441)	(8,064,820)	(5,590,435)	325,441	(375,623,111)	(9,844,253)	(192,196,069)

Net change in net assets	(20,939,238)	(6,513,752)	5,058,135	687,179	(101,641,275)	(3,245,772)	61,333,941

Net assets beginning of year	1,014,651,146	35,146,933	177,517,524	5,022,699	2,748,629,467	59,276,956	1,831,221,276

Net assets end of year	$993,711,908	$28,633,181	$182,575,659	$5,709,878	$2,646,988,192	$56,031,184	$1,892,555,217

Contract unit transactions
Units outstanding at beginning of year	92,463,121	2,544,696	14,620,833	384,043	50,722,684	792,484	122,365,079
Units issued	27,722,233	569,880	4,507,637	160,212	6,014,348	137,143	10,966,116
Units redeemed	(33,838,681)	(1,144,653)	(4,976,394)	(138,648)	(12,673,363)	(260,321)	(23,046,871)
Units outstanding at end of year	86,346,673	1,969,923	14,152,076	405,607	44,063,669	669,306	110,284,324
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$314,336,339	$8,013,853	$56,098,135	$2,214,459	$346,915,202	$10,779,321	$175,188,692
Proceeds from sales	$388,440,729	$16,207,865	$63,899,945	$1,910,923	$757,439,676	$20,874,740	$391,085,968

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(242,364)	$(5,847,446)	$(92,937)	$(10,296,143)	$(144,536)	$(44,190)	$(7,614,767)
Net realized gain (loss) on investments in Funds	2,777,974	15,958,758	672,629	34,606,060	1,655,318	(169,278)	66,752,598
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,810,725	38,658,529	1,678,033	77,984,682	2,940,542	(34,352)	74,107,741
Net change in net assets
from operations	8,346,335	48,769,841	2,257,725	102,294,599	4,451,324	(247,820)	133,245,572

Contract transactions
Purchase payments	2,937,847	36,435,452	585,818	48,609,810	2,915,450	1,482,499	90,675,143
Surrenders and terminations	(5,304,523)	(52,121,906)	(2,102,137)	(89,602,062)	(3,915,981)	(1,339,525)	(89,913,790)
Transfers between Investment Divisions	(426,783)	(7,649,287)	(125,174)	(9,145,297)	(1,556,639)	4,590,203	182,106,007
Contract owner charges	(685,973)	(5,537,763)	(215,372)	(10,222,794)	(281,336)	(3,361)	(10,817,857)
Net change in net assets
from contract transactions	(3,479,432)	(28,873,504)	(1,856,865)	(60,360,343)	(2,838,506)	4,729,816	172,049,503

Net change in net assets	4,866,903	19,896,337	400,860	41,934,256	1,612,818	4,481,996	305,295,075

Net assets beginning of year	53,659,566	483,168,040	21,929,624	835,820,842	32,929,912	1,196,391	658,003,951

Net assets end of year	$58,526,469	$503,064,377	$22,330,484	$877,755,098	$34,542,730	$5,678,387	$963,299,026

Contract unit transactions
Units outstanding at beginning of year	3,267,764	39,485,950	1,640,374	61,561,448	2,218,374	144,501	30,440,872
Units issued	428,910	5,391,438	287,218	6,955,338	324,868	1,626,250	19,950,705
Units redeemed	(626,722)	(7,688,436)	(432,216)	(11,245,656)	(504,795)	(1,209,281)	(13,303,996)
Units outstanding at end of year	3,069,952	37,188,952	1,495,376	57,271,130	2,038,447	561,470	37,087,581
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,730,617	$69,420,590	$3,949,240	$101,112,658	$5,147,991	$16,265,208	$569,231,388
Proceeds from sales	$11,452,413	$104,141,540	$5,899,042	$171,769,144	$8,131,033	$11,579,582	$346,724,778

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$47,703	$(507,926)	$(7,012)	$(3,486,001)	$56,033	$(107,473,163)	$(345,390)
Net realized gain (loss) on investments in Funds	2,078,675	1,501,988	69,892	(1,267,072)	24,224	648,768,262	4,479,134
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,259,165	1,502,107	50,877	101,006,782	2,487,870	583,666,025	7,439,696
Net change in net assets
from operations	4,385,543	2,496,169	113,757	96,253,709	2,568,127	1,124,961,124	11,573,440

Contract transactions
Purchase payments	2,291,331	1,654,982	117,342	9,685,124	316,206	369,277,777	5,025,398
Surrenders and terminations	(2,668,981)	(5,354,046)	(183,532)	(66,913,838)	(993,113)	(1,106,378,810)	(7,976,702)
Transfers between Investment Divisions	4,486,928	(973,384)	116,959	(14,127,091)	497,220	(149,223,407)	(1,695,100)
Contract owner charges	(272,432)	(459,751)	(11,660)	(5,758,572)	(150,435)	(105,072,857)	(906,540)
Net change in net assets
from contract transactions	3,836,846	(5,132,199)	39,109	(77,114,377)	(330,122)	(991,397,297)	(5,552,944)

Net change in net assets	8,222,389	(2,636,030)	152,866	19,139,332	2,238,005	133,563,827	6,020,496

Net assets beginning of year	18,995,876	45,037,564	1,631,537	473,361,335	11,006,398	8,510,237,320	79,431,083

Net assets end of year	$27,218,265	$42,401,534	$1,784,403	$492,500,667	$13,244,403	$8,643,801,147	$85,451,579

Contract unit transactions
Units outstanding at beginning of year	775,624	3,563,403	118,272	19,800,097	300,931	112,709,004	715,040
Units issued	468,764	732,717	47,272	1,855,516	86,388	9,207,685	94,600
Units redeemed	(328,464)	(1,138,120)	(45,244)	(4,797,670)	(92,130)	(21,875,543)	(143,595)
Units outstanding at end of year	915,924	3,158,000	120,300	16,857,943	295,189	100,041,146	666,045
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$15,176,977	$9,579,016	$683,481	$53,629,145	$3,632,640	$756,729,414	$11,144,822
Proceeds from sales	$9,649,421	$15,219,141	$651,384	$134,229,523	$3,906,729	$1,855,599,874	$17,043,156

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2025

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(7,903,885)	$(88,023)	$(6,824,742)	$(17,530)	$(8,748,029)	$(31,158)
Net realized gain (loss) on investments in Funds	50,609,249	1,910,540	8,967,547	68,188	50,919,642	249,120
Net change in unrealized appreciation
(depreciation) on investments in Funds	48,032,310	1,309,912	36,500,259	307,715	39,033,594	778,554
Net change in net assets
from operations	90,737,674	3,132,429	38,643,064	358,373	81,205,207	996,516

Contract transactions
Purchase payments	19,671,387	489,855	3,191,882	97,012	21,178,728	545,071
Surrenders and terminations	(76,259,454)	(2,481,003)	(78,964,766)	(447,612)	(84,176,912)	(678,186)
Transfers between Investment Divisions	(17,361,888)	(1,610,374)	(14,782,894)	(21,995)	(22,562,658)	156,803
Contract owner charges	(7,832,984)	(220,463)	(6,177,565)	(33,952)	(8,444,132)	(88,725)
Net change in net assets
from contract transactions	(81,782,939)	(3,821,985)	(96,733,343)	(406,547)	(94,004,974)	(65,037)

Net change in net assets	8,954,735	(689,556)	(58,090,279)	(48,174)	(12,799,767)	931,479

Net assets beginning of year	634,597,192	20,679,748	549,488,681	4,066,339	674,550,301	6,800,767

Net assets end of year	$643,551,927	$19,990,192	$491,398,402	$4,018,165	$661,750,534	$7,732,246

Contract unit transactions
Units outstanding at beginning of year	36,257,677	1,093,716	30,941,045	183,611	11,277,070	84,450
Units issued	4,483,497	122,108	1,825,613	30,206	999,331	11,961
Units redeemed	(8,856,188)	(308,056)	(7,140,203)	(47,563)	(2,507,506)	(12,523)
Units outstanding at end of year	31,884,986	907,768	25,626,455	166,254	9,768,895	83,888
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$83,727,510	$2,499,503	$33,988,980	$683,724	$64,311,128	$1,005,727
Proceeds from sales	$173,414,334	$6,409,511	$137,547,065	$1,107,801	$167,064,131	$1,101,922

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(17,670,109)	$(69,731)	$(43,700)	$(6,238,720)	$(31,097)	$(7,883)	$(36,951,802)
Net realized gain (loss) on investments in Funds	92,120,691	542,924	83,356	9,683,836	27,657	39,518	147,052,961
Net change in unrealized appreciation
(depreciation) on investments in Funds	61,735,240	1,280,551	1,328	18,722,209	378,250	70,764	136,922,789
Net change in net assets
from operations	136,185,822	1,753,744	40,984	22,167,325	374,810	102,399	247,023,948

Contract transactions
Purchase payments	42,135,930	1,063,723	6,102,118	22,472,916	180,455	680,991	55,873,546
Surrenders and terminations	(143,862,769)	(565,881)	(227,006)	(70,809,904)	(102,889)	(151,461)	(331,565,890)
Transfers between Investment Divisions	(41,295,009)	(277,719)	499,030	(1,457,963)	270,738	(52,533)	(50,201,683)
Contract owner charges	(17,614,342)	(241,186)	(1,612)	(4,611,971)	(45,260)	(85)	(36,776,187)
Net change in net assets
from contract transactions	(160,636,190)	(21,063)	6,372,530	(54,406,922)	303,044	476,912	(362,670,214)

Net change in net assets	(24,450,368)	1,732,681	6,413,514	(32,239,597)	677,854	579,311	(115,646,266)

Net assets beginning of year	1,347,296,475	14,323,077	8,830,741	539,310,223	7,115,754	1,690,885	2,803,965,985

Net assets end of year	$1,322,846,107	$16,055,758	$15,244,255	$507,070,626	$7,793,608	$2,270,196	$2,688,319,719

Contract unit transactions
Units outstanding at beginning of year	68,950,136	738,283	931,281	43,840,380	519,600	179,276	142,635,310
Units issued	5,474,733	132,517	810,602	5,721,286	60,047	104,745	7,566,818
Units redeemed	(13,207,970)	(136,572)	(370,439)	(10,090,396)	(39,651)	(54,155)	(25,054,509)
Units outstanding at end of year	61,216,899	734,228	1,371,444	39,471,270	539,996	229,866	125,147,619

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(86,637)	$1,578,539	$134,114	$339,987	$(30,067)	$(25,016,301)	$(46,362)
Net realized gain (loss) on investments in Funds	632,434	8,680,222	192,548	167,174	206,579	78,420,648	547,542
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,431,494	17,571,245	603,055	(432,947)	731,777	64,381,714	267,471
Net change in net assets
from operations	1,977,291	27,830,006	929,717	74,214	908,289	117,786,061	768,651

Contract transactions
Purchase payments	3,412,952	18,924,244	353,217	4,065,620	3,570,373	30,029,510	463,270
Surrenders and terminations	(1,429,634)	(29,587,501)	(564,450)	(421,673)	(146,173)	(257,290,522)	(476,206)
Transfers between Investment Divisions	(901,155)	(5,066,577)	666,432	(143,573)	93,118	(27,592,204)	(3,053,201)
Contract owner charges	(205,491)	(2,374,492)	(99,565)	(786)	(809)	(25,285,699)	(102,918)
Net change in net assets
from contract transactions	876,672	(18,104,326)	355,634	3,499,588	3,516,509	(280,138,915)	(3,169,055)

Net change in net assets	2,853,963	9,725,680	1,285,351	3,573,802	4,424,798	(162,352,854)	(2,400,404)

Net assets beginning of year	18,785,749	284,908,687	8,046,066	6,745,951	5,977,021	1,988,098,666	11,784,562

Net assets end of year	$21,639,712	$294,634,367	$9,331,417	$10,319,753	$10,401,819	$1,825,745,812	$9,384,158

Contract unit transactions
Units outstanding at beginning of year	974,391	13,877,543	398,389	500,953	419,859	132,041,639	707,618
Units issued	220,708	2,120,454	105,805	332,310	249,189	6,948,680	68,216
Units redeemed	(172,842)	(2,950,995)	(99,603)	(138,723)	(124,651)	(24,813,418)	(247,073)
Units outstanding at end of year	1,022,257	13,047,002	404,591	694,540	544,397	114,176,901	528,761

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$2,318,468	$187,668	$(46,018,993)	$(60,249)	$2,695,593	$125,941	$(2,001,960)
Net realized gain (loss) on investments in Funds	143,112	(20,673)	186,208,426	392,942	5,321,074	126,293	5,320,103
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,899,069	423,911	123,881,735	806,472	13,615,522	364,594	11,603,970
Net change in net assets
from operations	9,360,649	590,906	264,071,168	1,139,165	21,632,189	616,828	14,922,113

Contract transactions
Purchase payments	10,639,540	710,612	43,064,146	994,525	14,042,419	398,220	4,847,435
Surrenders and terminations	(14,373,737)	(555,727)	(445,505,248)	(1,151,788)	(32,557,667)	(626,957)	(22,637,114)
Transfers between Investment Divisions	(8,513,500)	(1,404,885)	(42,240,216)	109,056	(5,333,664)	(231,882)	(3,357,382)
Contract owner charges	(1,464,252)	(85,648)	(45,971,019)	(172,993)	(1,919,985)	(95,569)	(787,589)
Net change in net assets
from contract transactions	(13,711,949)	(1,335,648)	(490,652,337)	(221,200)	(25,768,897)	(556,188)	(21,934,650)

Net change in net assets	(4,351,300)	(744,742)	(226,581,169)	917,965	(4,136,708)	60,640	(7,012,537)

Net assets beginning of year	174,976,709	8,291,574	3,575,332,081	12,892,630	285,786,769	6,810,071	188,668,334

Net assets end of year	$170,625,409	$7,546,832	$3,348,750,912	$13,810,595	$281,650,061	$6,870,711	$181,655,797

Contract unit transactions
Units outstanding at beginning of year	12,300,562	557,014	190,493,444	700,429	16,223,257	385,839	17,324,603
Units issued	1,676,717	65,185	7,005,119	129,314	1,956,153	85,087	2,003,487
Units redeemed	(2,616,911)	(144,874)	(32,168,347)	(141,899)	(3,363,472)	(110,469)	(3,947,182)
Units outstanding at end of year	11,360,368	477,325	165,330,216	687,844	14,815,938	360,457	15,380,908

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(22,465)	$(1,392,332)	$81,593	$(13,823,785)	$(71,135)	$9,233,981	$203,665
Net realized gain (loss) on investments in Funds	127,103	(1,931,053)	(161,922)	49,219,234	894,370	(17,040,573)	(164,578)
Net change in unrealized appreciation
(depreciation) on investments in Funds	358,693	21,907,713	490,901	34,478,329	425,078	21,866,794	199,465
Net change in net assets
from operations	463,331	18,584,328	410,572	69,873,778	1,248,313	14,060,202	238,552

Contract transactions
Purchase payments	329,065	8,292,227	547,228	26,181,350	1,436,912	10,087,460	473,969
Surrenders and terminations	(588,211)	(67,684,262)	(1,573,169)	(151,095,984)	(2,041,889)	(43,630,392)	(374,886)
Transfers between Investment Divisions	142,409	(12,969,512)	109,102	(39,593,144)	(1,503,231)	(1,739,584)	76,927
Contract owner charges	(70,289)	(6,730,415)	(96,617)	(12,380,985)	(144,373)	(4,949,620)	(59,386)
Net change in net assets
from contract transactions	(187,026)	(79,091,962)	(1,013,456)	(176,888,763)	(2,252,581)	(40,232,136)	116,624

Net change in net assets	276,305	(60,507,634)	(602,884)	(107,014,985)	(1,004,268)	(26,171,934)	355,176

Net assets beginning of year	4,913,074	572,335,990	8,850,039	1,107,975,970	16,449,693	398,560,755	5,253,178

Net assets end of year	$5,189,379	$511,828,356	$8,247,155	$1,000,960,985	$15,445,425	$372,388,821	$5,608,354

Contract unit transactions
Units outstanding at beginning of year	415,040	46,289,076	568,289	86,302,567	1,256,793	30,860,195	382,151
Units issued	100,399	3,820,729	135,656	14,214,359	514,536	4,241,900	147,778
Units redeemed	(114,774)	(10,040,856)	(195,603)	(27,609,448)	(681,770)	(7,289,985)	(140,953)
Units outstanding at end of year	400,665	40,068,949	508,342	72,907,478	1,089,559	27,812,110	388,976

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(5,573,237)	$(60,828)	$(23,678,169)	$(144,017)	$(16,358,728)	$(92,612)	$(15,514)
Net realized gain (loss) on investments in Funds	18,335,187	783,804	71,411,256	197,424	66,588,248	1,289,830	7,970
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,370,924	206,278	93,598,562	2,961,555	43,554,971	595,493	(108,661)
Net change in net assets
from operations	24,132,874	929,254	141,331,649	3,014,962	93,784,491	1,792,711	(116,205)

Contract transactions
Purchase payments	21,145,018	539,664	49,024,358	1,792,126	31,061,163	1,845,698	502,944
Surrenders and terminations	(37,220,707)	(1,237,079)	(189,041,224)	(2,896,583)	(144,351,079)	(1,978,460)	(22,686)
Transfers between Investment Divisions	(24,316,841)	(2,368,062)	(66,859,564)	(1,258,465)	90,921,987	402,976	10,225,016
Contract owner charges	(5,703,073)	(161,243)	(24,597,108)	(419,923)	(16,206,611)	(267,132)	(2,206)
Net change in net assets
from contract transactions	(46,095,603)	(3,226,720)	(231,473,538)	(2,782,845)	(38,574,540)	3,082	10,703,068

Net change in net assets	(21,962,729)	(2,297,466)	(90,141,889)	232,117	55,209,951	1,795,793	10,586,863

Net assets beginning of year	445,936,672	15,067,772	1,825,506,098	32,540,339	1,190,536,694	19,984,578	—

Net assets end of year	$423,973,943	$12,770,306	$1,735,364,209	$32,772,456	$1,245,746,645	$21,780,371	$10,586,863

Contract unit transactions
Units outstanding at beginning of year	24,390,770	759,657	24,731,712	302,387	39,074,780	507,832	—
Units issued	3,495,524	133,742	3,260,594	63,217	8,430,103	183,659	719,620
Units redeemed	(5,956,423)	(291,057)	(6,346,413)	(86,504)	(9,676,345)	(183,303)	(52,511)
Units outstanding at end of year	21,929,871	602,342	21,645,893	279,100	37,828,538	508,188	667,109

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I(a)	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$(74)	$(1,823,422)	$(24,611)	$(118,198)	$(2,372)	$(36,212,664)	$(239,734)
Net realized gain (loss) on investments in Funds	2	28,608,978	106,076	406,684	29,716	118,424,207	2,677,218
Net change in unrealized appreciation
(depreciation) on investments in Funds	(5,825)	62,936,354	444,610	90,481	(10,005)	296,940,630	5,454,012
Net change in net assets
from operations	(5,897)	89,721,910	526,075	378,967	17,339	379,152,173	7,891,496

Contract transactions
Purchase payments	—	72,127,803	2,372,777	2,356,130	26,394	215,921,324	3,630,691
Surrenders and terminations	(199)	(33,247,580)	(215,667)	(481,941)	(464)	(240,121,784)	(5,388,493)
Transfers between Investment Divisions	235,142	(7,905,747)	381,481	2,881	(258,796)	66,936,416	3,944,169
Contract owner charges	(294)	(4,263,161)	(1,147)	(102,476)	(4,306)	(37,163,569)	(703,593)
Net change in net assets
from contract transactions	234,649	26,711,315	2,537,444	1,774,594	(237,172)	5,572,387	1,482,774

Net change in net assets	228,752	116,433,225	3,063,519	2,153,561	(219,833)	384,724,560	9,374,270

Net assets beginning of year	—	357,911,988	5,037,377	9,387,888	557,771	2,601,568,165	48,087,611

Net assets end of year	$228,752	$474,345,213	$8,100,896	$11,541,449	$337,938	$2,986,292,725	$57,461,881

Contract unit transactions
Units outstanding at beginning of year	—	17,462,462	360,142	886,648	51,923	116,774,966	1,561,992
Units issued	14,154	5,419,960	244,946	447,759	11,146	20,438,571	487,750
Units redeemed	(30)	(4,276,154)	(107,080)	(296,177)	(33,406)	(20,599,215)	(427,859)
Units outstanding at end of year	14,124	18,606,268	498,008	1,038,230	29,663	116,614,322	1,621,883

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(4,698,151)	$(66,576)	$(4,816,824)	$(37,389)	$(4,014,437)	$(18,429)	$(11,218,908)
Net realized gain (loss) on investments in Funds	1,621,694	84,210	10,473,577	263,995	(5,523,769)	(83,561)	46,377,287
Net change in unrealized appreciation
(depreciation) on investments in Funds	(3,560)	124,938	25,144,113	543,778	(4,398,928)	(37,757)	63,584,626
Net change in net assets
from operations	(3,080,017)	142,572	30,800,866	770,384	(13,937,134)	(139,747)	98,743,005

Contract transactions
Purchase payments	43,447,222	1,774,144	32,942,859	800,383	4,861,503	317,200	57,024,997
Surrenders and terminations	(30,021,067)	(981,526)	(25,522,605)	(480,337)	(39,874,025)	(435,718)	(69,752,451)
Transfers between Investment Divisions	91,073,548	3,910,709	8,299,075	(172)	12,231,542	87,087	20,582,315
Contract owner charges	(4,454,883)	(102,271)	(4,655,137)	(95,205)	(4,282,568)	(36,788)	(9,961,934)
Net change in net assets
from contract transactions	100,044,820	4,601,056	11,064,192	224,669	(27,063,548)	(68,219)	(2,107,073)

Net change in net assets	96,964,803	4,743,628	41,865,058	995,053	(41,000,682)	(207,966)	96,635,932

Net assets beginning of year	330,476,406	12,654,232	358,344,765	7,860,215	319,304,387	4,288,611	832,271,251

Net assets end of year	$427,441,209	$17,397,860	$400,209,823	$8,855,268	$278,303,705	$4,080,645	$928,907,183

Contract unit transactions
Units outstanding at beginning of year	37,068,999	1,377,899	28,895,867	598,354	33,972,191	379,224	35,439,618
Units issued	23,447,519	916,037	5,933,079	133,403	4,239,715	113,656	7,098,307
Units redeemed	(12,428,465)	(413,760)	(5,077,851)	(116,753)	(7,191,521)	(118,982)	(7,200,617)
Units outstanding at end of year	48,088,053	1,880,176	29,751,095	615,004	31,020,385	373,898	35,337,308

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(115,446)	$(7,893,526)	$(49,264)	$(46,253,990)	$(216,604)	$(68,570,669)	$(506,933)
Net realized gain (loss) on investments in Funds	1,467,228	19,852,781	(1,564)	204,194,715	2,402,343	364,045,823	8,813,958
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,722,362	(7,640,167)	272,067	222,146,564	3,549,810	1,099,618,721	22,317,394
Net change in net assets
from operations	3,074,144	4,319,088	221,239	380,087,289	5,735,549	1,395,093,875	30,624,419

Contract transactions
Purchase payments	2,241,545	17,161,137	833,959	202,868,196	3,044,717	466,802,326	14,434,443
Surrenders and terminations	(1,711,231)	(68,053,936)	(1,495,771)	(333,143,118)	(4,180,240)	(446,069,752)	(10,683,169)
Transfers between Investment Divisions	(1,176,081)	(882,486)	(202,258)	(15,364,590)	(5,117,352)	254,430,021	5,726,694
Contract owner charges	(325,031)	(8,607,178)	(134,455)	(50,417,552)	(636,232)	(68,225,541)	(1,392,573)
Net change in net assets
from contract transactions	(970,798)	(60,382,463)	(998,525)	(196,057,064)	(6,889,107)	206,937,054	8,085,395

Net change in net assets	2,103,346	(56,063,375)	(777,286)	184,030,225	(1,153,558)	1,602,030,929	38,709,814

Net assets beginning of year	23,290,757	621,857,962	11,053,022	3,416,869,951	49,039,692	4,660,906,940	96,114,467

Net assets end of year	$25,394,103	$565,794,587	$10,275,736	$3,600,900,176	$47,886,134	$6,262,937,869	$134,824,281

Contract unit transactions
Units outstanding at beginning of year	943,979	32,341,524	480,065	154,479,507	2,002,266	106,196,750	1,956,802
Units issued	234,037	4,298,658	176,946	19,928,938	215,265	25,776,392	714,761
Units redeemed	(271,239)	(7,444,100)	(218,129)	(28,354,708)	(481,847)	(22,039,527)	(581,312)
Units outstanding at end of year	906,777	29,196,082	438,882	146,053,737	1,735,684	109,933,615	2,090,251

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A(a)	JNL/American Funds Moderate Allocation Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(133,980,427)	$(664,616)	$(17,568,287)	$(78,992)	$(2,973)	$—	$(30,263,328)
Net realized gain (loss) on investments in Funds	959,863,726	13,802,098	47,177,040	487,186	(177)	—	115,920,282
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,238,804,626	18,573,783	(3,005,710)	72,571	(34,710)	—	98,898,361
Net change in net assets
from operations	2,064,687,925	31,711,265	26,603,043	480,765	(37,860)	—	184,555,315

Contract transactions
Purchase payments	614,166,392	19,575,283	32,249,710	2,000,053	1,287,208	—	55,738,522
Surrenders and terminations	(1,138,764,205)	(17,615,864)	(158,991,116)	(2,053,264)	(467)	—	(250,098,504)
Transfers between Investment Divisions	(160,086,619)	(6,011,069)	(23,125,184)	21,990	2,311,761	—	(35,903,891)
Contract owner charges	(137,232,024)	(2,099,747)	(17,532,443)	(227,894)	(3,066)	—	(30,782,317)
Net change in net assets
from contract transactions	(821,916,456)	(6,151,397)	(167,399,033)	(259,115)	3,595,436	—	(261,046,190)

Net change in net assets	1,242,771,469	25,559,868	(140,795,990)	221,650	3,557,576	—	(76,490,875)

Net assets beginning of year	9,601,000,976	133,436,391	1,347,936,755	16,652,789	—	—	2,324,009,829

Net assets end of year	$10,843,772,445	$158,996,259	$1,207,140,765	$16,874,439	$3,557,576	$—	$2,247,518,954

Contract unit transactions
Units outstanding at beginning of year	266,386,063	3,116,210	90,600,073	935,054	—	—	126,641,037
Units issued	32,785,516	880,818	8,415,718	296,809	365,596	—	7,130,801
Units redeemed	(53,261,603)	(989,652)	(19,120,465)	(308,081)	(2,427)	—	(20,711,510)
Units outstanding at end of year	245,909,976	3,007,376	79,895,326	923,782	363,169	—	113,060,328

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(101,440)	$(17,201,249)	$(130,756)	$(48,008,619)	$(240,335)	$(4,807,924)	$(31,123)
Net realized gain (loss) on investments in Funds	590,880	66,554,545	1,248,271	353,713,993	3,145,676	22,434,019	539,355
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,508,792	13,750,656	676,658	261,236,081	6,183,333	30,074,160	497,663
Net change in net assets
from operations	1,998,232	63,103,952	1,794,173	566,941,455	9,088,674	47,700,255	1,005,895

Contract transactions
Purchase payments	1,075,996	34,033,097	2,402,895	132,762,936	5,197,365	10,482,844	86,589
Surrenders and terminations	(1,091,435)	(141,035,834)	(2,446,944)	(449,116,437)	(5,561,357)	(47,303,034)	(794,030)
Transfers between Investment Divisions	346,915	(43,354,109)	(3,344,500)	885,321	4,595,399	(6,503,616)	(151,646)
Contract owner charges	(263,324)	(18,658,922)	(353,808)	(48,706,225)	(631,702)	(4,664,997)	(80,038)
Net change in net assets
from contract transactions	68,152	(169,015,768)	(3,742,357)	(364,174,405)	3,599,705	(47,988,803)	(939,125)

Net change in net assets	2,066,384	(105,911,816)	(1,948,184)	202,767,050	12,688,379	(288,548)	66,770

Net assets beginning of year	21,665,066	1,318,127,624	29,727,927	3,441,846,659	46,660,074	348,926,647	6,775,777

Net assets end of year	$23,731,450	$1,212,215,808	$27,779,743	$3,644,613,709	$59,348,453	$348,638,099	$6,842,547

Contract unit transactions
Units outstanding at beginning of year	1,067,881	82,094,204	1,546,147	107,667,751	1,221,178	25,106,512	462,245
Units issued	175,530	8,257,756	340,120	12,109,078	377,812	4,305,357	135,823
Units redeemed	(176,046)	(18,336,563)	(522,981)	(22,532,052)	(285,981)	(7,384,779)	(192,815)
Units outstanding at end of year	1,067,365	72,015,397	1,363,286	97,244,777	1,313,009	22,027,090	405,253

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$(34,232,273)	$(89,519)	$(9,882,148)	$(41,052)	$(49,253,967)	$(247,855)	$2,577,349
Net realized gain (loss) on investments in Funds	150,127,889	1,118,273	42,234,641	273,389	430,338,400	5,532,796	90,302,743
Net change in unrealized appreciation
(depreciation) on investments in Funds	88,265,013	800,988	(66,096,592)	(624,795)	559,328,350	9,297,379	(71,207,048)
Net change in net assets
from operations	204,160,629	1,829,742	(33,744,099)	(392,458)	940,412,783	14,582,320	21,673,044

Contract transactions
Purchase payments	27,832,885	522,453	13,586,605	538,222	133,276,903	3,826,717	19,271,337
Surrenders and terminations	(338,126,852)	(2,170,945)	(96,842,717)	(874,247)	(425,811,276)	(5,921,606)	(70,773,288)
Transfers between Investment Divisions	(49,183,194)	(340,446)	(63,106,722)	(1,273,560)	54,156,441	2,402,629	(96,287,665)
Contract owner charges	(35,987,063)	(259,493)	(9,534,995)	(111,694)	(50,288,031)	(704,318)	(8,337,216)
Net change in net assets
from contract transactions	(395,464,224)	(2,248,431)	(155,897,829)	(1,721,279)	(288,665,963)	(396,578)	(156,126,832)

Net change in net assets	(191,303,595)	(418,689)	(189,641,928)	(2,113,737)	651,746,820	14,185,742	(134,453,788)

Net assets beginning of year	2,648,868,853	20,079,028	839,746,526	10,534,615	3,253,509,944	47,057,330	729,452,393

Net assets end of year	$2,457,565,258	$19,660,339	$650,104,598	$8,420,878	$3,905,256,764	$61,243,072	$594,998,605

Contract unit transactions
Units outstanding at beginning of year	158,994,689	1,029,605	71,376,101	745,594	29,483,918	285,626	35,491,171
Units issued	6,714,874	185,652	9,455,445	193,726	5,663,331	106,841	4,621,359
Units redeemed	(29,232,335)	(288,934)	(22,853,943)	(320,419)	(7,986,566)	(107,648)	(12,167,604)
Units outstanding at end of year	136,477,228	926,323	57,977,603	618,901	27,160,683	284,819	27,944,926

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I
Operations
Net investment income (loss)	$342,177	$(9,229,279)	$(165,997)	$3,304,139	$175,418	$3,039,540	$462,265
Net realized gain (loss) on investments in Funds	3,235,061	82,987,159	3,719,679	(5,404,044)	(52,231)	3,809,153	411,358
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,674,048)	90,257,381	5,220,619	4,443,830	(4,937)	436,077	(267,705)
Net change in net assets
from operations	903,190	164,015,261	8,774,301	2,343,925	118,250	7,284,770	605,918

Contract transactions
Purchase payments	1,150,944	59,829,852	1,685,730	4,336,602	264,118	19,694,861	1,621,736
Surrenders and terminations	(1,399,000)	(62,991,951)	(2,911,270)	(8,339,731)	(245,957)	(21,244,186)	(1,434,659)
Transfers between Investment Divisions	(4,822,904)	71,779,964	(1,357,391)	(9,093,101)	(106,693)	12,960,304	2,771,226
Contract owner charges	(265,321)	(9,234,876)	(455,354)	(1,169,881)	(43,290)	(3,548,628)	(215,804)
Net change in net assets
from contract transactions	(5,336,281)	59,382,989	(3,038,285)	(14,266,111)	(131,822)	7,862,351	2,742,499

Net change in net assets	(4,433,091)	223,398,250	5,736,016	(11,922,186)	(13,572)	15,147,121	3,348,417

Net assets beginning of year	25,479,628	587,419,728	32,762,466	97,160,087	3,474,008	268,256,442	17,718,617

Net assets end of year	$21,046,537	$810,817,978	$38,498,482	$85,237,901	$3,460,436	$283,403,563	$21,067,034

Contract unit transactions
Units outstanding at beginning of year	866,437	28,839,184	1,502,664	7,869,163	265,484	21,667,444	1,357,923
Units issued	228,617	15,551,906	470,612	3,086,415	127,122	5,589,560	666,392
Units redeemed	(407,266)	(12,817,359)	(586,739)	(4,270,260)	(139,302)	(4,981,425)	(469,982)
Units outstanding at end of year	687,788	31,573,731	1,386,537	6,685,318	253,304	22,275,579	1,554,333

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(15,861,416)	$(162,345)	$(6,966,758)	$(103,518)	$(21,846,542)	$(118,167)	$(1,520,689)
Net realized gain (loss) on investments in Funds	137,182,101	2,579,075	20,923,434	1,025,920	(1,262,633)	74,964	2,172,722
Net change in unrealized appreciation
(depreciation) on investments in Funds	90,308,576	4,277,094	25,637,241	1,140,205	38,617,428	631,304	5,868,208
Net change in net assets
from operations	211,629,261	6,693,824	39,593,917	2,062,607	15,508,253	588,101	6,520,241

Contract transactions
Purchase payments	30,957,048	3,227,064	43,027,987	3,547,952	30,197,176	2,046,684	3,251,315
Surrenders and terminations	(142,704,945)	(2,163,362)	(46,516,611)	(1,061,288)	(227,029,063)	(1,811,005)	(14,545,293)
Transfers between Investment Divisions	(38,625,848)	71,172	25,576,437	2,120,648	78,334,838	760,341	6,391,102
Contract owner charges	(14,458,322)	(404,665)	(6,508,765)	(245,285)	(20,266,274)	(214,584)	(1,332,531)
Net change in net assets
from contract transactions	(164,832,067)	730,209	15,579,048	4,362,027	(138,763,323)	781,436	(6,235,407)

Net change in net assets	46,797,194	7,424,033	55,172,965	6,424,634	(123,255,070)	1,369,537	284,834

Net assets beginning of year	1,180,915,598	32,096,256	537,179,499	21,256,820	1,692,717,906	26,618,425	117,644,505

Net assets end of year	$1,227,712,792	$39,520,289	$592,352,464	$27,681,454	$1,569,462,836	$27,987,962	$117,929,339

Contract unit transactions
Units outstanding at beginning of year	20,072,565	377,120	20,687,752	1,231,958	83,982,270	938,324	11,034,793
Units issued	2,594,271	114,164	6,472,502	586,810	10,095,054	293,711	2,471,244
Units redeemed	(5,150,665)	(103,618)	(6,039,705)	(434,366)	(17,025,019)	(266,921)	(3,029,686)
Units outstanding at end of year	17,516,171	387,666	21,120,549	1,384,402	77,052,305	965,114	10,476,351

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I
Operations
Net investment income (loss)	$(17,141)	$(19,687,736)	$(123,870)	$(8,235,308)	$(70,004)	$87,762,721	$2,868,544
Net realized gain (loss) on investments in Funds	65,196	142,870,094	2,526,232	(3,042,790)	(12,731)	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	208,140	45,843,002	1,015,559	19,695,106	441,549	—	—
Net change in net assets
from operations	256,195	169,025,360	3,417,921	8,417,008	358,814	87,762,721	2,868,544

Contract transactions
Purchase payments	180,108	45,913,838	1,986,970	24,746,025	753,868	483,612,835	42,323,227
Surrenders and terminations	(250,195)	(158,627,185)	(3,051,573)	(76,447,957)	(1,528,272)	(1,471,819,802)	(46,854,643)
Transfers between Investment Divisions	978,378	(238,047,612)	(3,695,930)	24,389,832	1,859,711	769,502,688	6,601,761
Contract owner charges	(40,353)	(19,771,910)	(366,475)	(7,169,298)	(190,645)	(39,705,090)	(716,286)
Net change in net assets
from contract transactions	867,938	(370,532,869)	(5,127,008)	(34,481,398)	894,662	(258,409,369)	1,354,059

Net change in net assets	1,124,133	(201,507,509)	(1,709,087)	(26,064,390)	1,253,476	(170,646,648)	4,222,603

Net assets beginning of year	3,146,260	1,635,337,215	28,379,417	674,749,202	15,732,886	2,592,337,107	60,412,070

Net assets end of year	$4,270,393	$1,433,829,706	$26,670,330	$648,684,812	$16,986,362	$2,421,690,459	$64,634,673

Contract unit transactions
Units outstanding at beginning of year	273,702	64,687,445	1,071,290	66,340,031	1,440,343	211,723,794	3,445,202
Units issued	177,435	6,023,324	208,634	11,198,145	464,622	182,707,980	6,118,666
Units redeemed	(103,748)	(19,975,869)	(392,613)	(14,633,153)	(392,884)	(203,898,652)	(5,998,137)
Units outstanding at end of year	347,389	50,734,900	887,311	62,905,023	1,512,081	190,533,122	3,565,731

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(9,903,301)	$(52,181)	$(6,180,140)	$(20,927)	$(18,060,540)	$(29,943)	$(63,399,718)
Net realized gain (loss) on investments in Funds	(54,962)	70,133	20,362,510	198,593	66,204,457	366,525	572,357,184
Net change in unrealized appreciation
(depreciation) on investments in Funds	13,110,604	166,372	6,699,044	75,262	19,345,384	81,611	274,762,910
Net change in net assets
from operations	3,152,341	184,324	20,881,414	252,928	67,489,301	418,193	783,720,376

Contract transactions
Purchase payments	23,242,559	1,634,964	7,010,791	170,778	36,247,391	352,223	71,706,471
Surrenders and terminations	(99,917,736)	(1,790,315)	(66,247,194)	(361,541)	(167,132,432)	(1,242,923)	(701,188,175)
Transfers between Investment Divisions	79,048,358	1,663,774	(23,771,769)	(1,486,343)	(22,552,191)	(382,164)	(118,663,684)
Contract owner charges	(9,983,078)	(103,892)	(6,017,923)	(49,201)	(16,703,302)	(88,274)	(56,386,936)
Net change in net assets
from contract transactions	(7,609,897)	1,404,531	(89,026,095)	(1,726,307)	(170,140,534)	(1,361,138)	(804,532,324)

Net change in net assets	(4,457,556)	1,588,855	(68,144,681)	(1,473,379)	(102,651,233)	(942,945)	(20,811,948)

Net assets beginning of year	741,525,628	11,300,420	510,383,235	5,824,375	1,405,511,197	7,128,671	4,637,738,717

Net assets end of year	$737,068,072	$12,889,275	$442,238,554	$4,350,996	$1,302,859,964	$6,185,726	$4,616,926,769

Contract unit transactions
Units outstanding at beginning of year	28,119,662	290,042	28,429,967	278,689	72,242,763	287,123	126,499,567
Units issued	5,999,163	151,336	2,444,365	66,318	5,909,425	37,718	8,926,092
Units redeemed	(6,379,454)	(115,839)	(7,279,248)	(147,249)	(14,457,881)	(89,628)	(28,514,818)
Units outstanding at end of year	27,739,371	325,539	23,595,084	197,758	63,694,307	235,213	106,910,841

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$(142,516)	$(5,564,588)	$(79,693)	$(4,464,237)	$(63,327)	$(18,606,795)	$(69,526)
Net realized gain (loss) on investments in Funds	2,993,352	29,474,908	1,174,272	16,676,808	660,850	124,736,472	802,941
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,712,020	(15,641,692)	(314,356)	24,801,862	1,100,333	75,315,144	1,503,286
Net change in net assets
from operations	5,562,856	8,268,628	780,223	37,014,433	1,697,856	181,444,821	2,236,701

Contract transactions
Purchase payments	3,106,036	31,326,028	914,665	15,623,973	145,983	23,461,379	987,065
Surrenders and terminations	(4,268,805)	(38,370,658)	(1,211,315)	(31,033,704)	(1,357,529)	(157,641,244)	(1,019,475)
Transfers between Investment Divisions	155,628	81,287,995	1,016,769	(23,722,478)	(1,035,175)	(44,005,591)	430,212
Contract owner charges	(440,714)	(5,706,391)	(207,491)	(4,425,557)	(193,189)	(17,761,581)	(202,870)
Net change in net assets
from contract transactions	(1,447,855)	68,536,974	512,628	(43,557,766)	(2,439,910)	(195,947,037)	194,932

Net change in net assets	4,115,001	76,805,602	1,292,851	(6,543,333)	(742,054)	(14,502,216)	2,431,633

Net assets beginning of year	29,895,252	333,937,003	15,854,694	348,680,659	14,492,206	1,304,692,177	14,335,194

Net assets end of year	$34,010,253	$410,742,605	$17,147,545	$342,137,326	$13,750,152	$1,290,189,961	$16,766,827

Contract unit transactions
Units outstanding at beginning of year	828,317	25,476,887	1,127,155	25,069,974	971,300	35,842,280	287,359
Units issued	229,923	19,942,708	515,277	4,033,169	84,168	3,168,612	67,885
Units redeemed	(283,759)	(15,191,504)	(479,694)	(7,002,233)	(235,160)	(8,043,651)	(63,790)
Units outstanding at end of year	774,481	30,228,091	1,162,738	22,100,910	820,308	30,967,241	291,454

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$(20,846,717)	$(96,423)	$(12,643,455)	$(11,352)	$(9,369,632)	$(140,175)	$(27,859,032)
Net realized gain (loss) on investments in Funds	81,012,302	406,683	44,648,190	93,396	37,753,244	1,697,749	197,712,728
Net change in unrealized appreciation
(depreciation) on investments in Funds	158,233,005	2,872,947	32,307,783	131,072	83,769,826	3,674,898	65,348,752
Net change in net assets
from operations	218,398,590	3,183,207	64,312,518	213,116	112,153,438	5,232,472	235,202,448

Contract transactions
Purchase payments	45,366,103	1,300,807	6,583,862	15,000	44,949,003	1,832,012	35,161,151
Surrenders and terminations	(200,997,334)	(1,545,272)	(126,706,918)	(444,277)	(81,520,153)	(2,114,336)	(246,016,956)
Transfers between Investment Divisions	33,229,454	(50,741)	(16,546,423)	66,971	22,047,709	1,783,984	(72,227,977)
Contract owner charges	(21,221,593)	(270,634)	(13,166,017)	(35,380)	(8,410,744)	(309,507)	(28,333,607)
Net change in net assets
from contract transactions	(143,623,370)	(565,840)	(149,835,496)	(397,686)	(22,934,185)	1,192,153	(311,417,389)

Net change in net assets	74,775,220	2,617,367	(85,522,978)	(184,570)	89,219,253	6,424,625	(76,214,941)

Net assets beginning of year	1,543,824,621	19,861,985	948,856,932	2,507,940	691,391,297	28,376,381	2,010,783,556

Net assets end of year	$1,618,599,841	$22,479,352	$863,333,954	$2,323,370	$780,610,550	$34,801,006	$1,934,568,615

Contract unit transactions
Units outstanding at beginning of year	35,410,693	337,586	74,626,447	174,347	50,249,844	1,942,997	52,970,348
Units issued	6,702,245	129,086	2,728,820	20,748	11,703,547	689,105	3,251,812
Units redeemed	(9,976,395)	(137,904)	(13,903,741)	(45,834)	(13,248,935)	(607,678)	(10,822,847)
Units outstanding at end of year	32,136,543	328,768	63,451,526	149,261	48,704,456	2,024,424	45,399,313

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(53,870)	$(9,438,732)	$(11,132)	$(55,040,683)	$(101,598)	$(23,236,937)	$(13,681)
Net realized gain (loss) on investments in Funds	814,540	23,576,314	17,995	396,182,348	1,140,779	103,684,086	82,435
Net change in unrealized appreciation
(depreciation) on investments in Funds	712,467	8,188,950	105,687	73,793,934	1,561,463	14,029,776	127,312
Net change in net assets
from operations	1,473,137	22,326,532	112,550	414,935,599	2,600,644	94,476,925	196,066

Contract transactions
Purchase payments	823,698	9,589,099	16,640	28,818,184	773,760	10,931,974	49,964
Surrenders and terminations	(681,279)	(99,378,249)	(174,602)	(510,727,091)	(2,157,391)	(230,686,214)	(526,941)
Transfers between Investment Divisions	(619,060)	(14,766,694)	319,175	(108,429,475)	(541,569)	(17,864,953)	192,132
Contract owner charges	(160,997)	(10,977,051)	(26,815)	(55,426,560)	(358,014)	(25,734,609)	(56,390)
Net change in net assets
from contract transactions	(637,638)	(115,532,895)	134,398	(645,764,942)	(2,283,214)	(263,353,802)	(341,235)

Net change in net assets	835,499	(93,206,363)	246,948	(230,829,343)	317,430	(168,876,877)	(145,169)

Net assets beginning of year	11,654,437	720,884,930	2,268,843	4,000,077,522	22,320,825	1,738,710,848	3,134,718

Net assets end of year	$12,489,936	$627,678,567	$2,515,791	$3,769,248,179	$22,638,255	$1,569,833,971	$2,989,549

Contract unit transactions
Units outstanding at beginning of year	330,779	47,282,464	149,066	112,625,110	758,982	89,323,652	164,299
Units issued	73,140	3,476,655	36,737	5,263,465	96,257	2,695,261	15,133
Units redeemed	(92,300)	(10,924,184)	(33,006)	(22,224,500)	(202,196)	(15,720,545)	(32,892)
Units outstanding at end of year	311,619	39,834,935	152,797	95,664,075	653,043	76,298,368	146,540

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Operations
Net investment income (loss)	$(51,350,702)	$(30,015)	$(36,881,905)	$(208,202)	$(16,047)	$(74)	$(10,812,010)
Net realized gain (loss) on investments in Funds	298,351,954	312,849	183,024,565	2,244,576	7,317	1,120	(8,699,589)
Net change in unrealized appreciation
(depreciation) on investments in Funds	50,274,817	358,529	187,524,170	4,044,548	30,374	2,302	17,620,202
Net change in net assets
from operations	297,276,069	641,363	333,666,830	6,080,922	21,644	3,348	(1,891,397)

Contract transactions
Purchase payments	29,130,144	156,441	117,880,499	4,363,676	2,100,588	—	36,768,585
Surrenders and terminations	(487,800,201)	(441,437)	(293,046,547)	(3,563,880)	(437,134)	(58,957)	(114,912,205)
Transfers between Investment Divisions	(48,588,176)	(1,091,778)	52,704,499	(692,653)	12,362,970	172,248	64,670,023
Contract owner charges	(52,449,242)	(89,432)	(35,275,643)	(542,338)	(14,142)	(724)	(10,962,935)
Net change in net assets
from contract transactions	(559,707,475)	(1,466,206)	(157,737,192)	(435,195)	14,012,282	112,567	(24,436,532)

Net change in net assets	(262,431,406)	(824,843)	175,929,638	5,645,727	14,033,926	115,915	(26,327,929)

Net assets beginning of year	3,764,814,209	7,371,976	2,709,165,669	43,454,787	—	—	855,781,082

Net assets end of year	$3,502,382,803	$6,547,133	$2,885,095,307	$49,100,514	$14,033,926	$115,915	$829,453,153

Contract unit transactions
Units outstanding at beginning of year	131,053,814	261,947	28,175,362	307,808	—	—	41,844,736
Units issued	4,464,817	51,276	4,799,079	101,224	1,421,252	17,156	12,350,938
Units redeemed	(22,891,344)	(79,389)	(6,424,978)	(101,475)	(55,452)	(5,892)	(13,723,783)
Units outstanding at end of year	112,627,287	233,834	26,549,463	307,557	1,365,800	11,264	40,471,891

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
Operations
Net investment income (loss)	$(92,819)	$(12,112,558)	$(99,792)	$2,126,334	$152,250	$(5,199,674)	$(5,657)
Net realized gain (loss) on investments in Funds	(428)	62,522,836	1,345,557	2,248,033	55,186	38,693,532	528,500
Net change in unrealized appreciation
(depreciation) on investments in Funds	246,609	61,799,265	1,867,817	(4,995,374)	(190,609)	41,416,979	492,882
Net change in net assets
from operations	153,362	112,209,543	3,113,582	(621,007)	16,827	74,910,837	1,015,725

Contract transactions
Purchase payments	1,024,035	32,258,068	784,980	8,089,393	385,551	9,521,513	554,738
Surrenders and terminations	(1,356,443)	(101,491,390)	(2,063,112)	(10,564,035)	(566,846)	(48,786,191)	(760,122)
Transfers between Investment Divisions	1,455,725	(13,227,578)	134,373	895,082	747,696	(16,883,153)	631,120
Contract owner charges	(208,697)	(11,576,078)	(290,757)	(1,141,409)	(52,669)	(5,334,663)	(70,557)
Net change in net assets
from contract transactions	914,620	(94,036,978)	(1,434,516)	(2,720,969)	513,732	(61,482,494)	355,179

Net change in net assets	1,067,982	18,172,565	1,679,066	(3,341,976)	530,559	13,428,343	1,370,904

Net assets beginning of year	21,043,350	867,656,705	20,529,331	118,796,574	4,700,130	398,965,316	5,127,026

Net assets end of year	$22,111,332	$885,829,270	$22,208,397	$115,454,598	$5,230,689	$412,393,659	$6,497,930

Contract unit transactions
Units outstanding at beginning of year	705,978	46,111,902	864,306	7,294,017	274,776	25,903,905	311,763
Units issued	210,783	5,374,031	248,974	1,489,208	97,645	3,225,819	189,629
Units redeemed	(180,392)	(10,000,095)	(295,256)	(1,665,409)	(70,232)	(6,986,532)	(178,163)
Units outstanding at end of year	736,369	41,485,838	818,024	7,117,816	302,189	22,143,192	323,229

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
Operations
Net investment income (loss)	$20,724,865	$1,021,057	$(11,263,521)	$(90,750)	$(8,754,716)	$(47,764)	$(17,536,679)
Net realized gain (loss) on investments in Funds	2,559,407	413,930	(8,133,695)	(169,656)	76,653,999	1,331,309	135,362,409
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,299,701)	(506,581)	14,835,053	353,415	125,190,113	1,874,920	157,191,019
Net change in net assets
from operations	14,984,571	928,406	(4,562,163)	93,009	193,089,396	3,158,465	275,016,749

Contract transactions
Purchase payments	41,084,938	1,151,071	38,298,258	1,422,541	43,485,211	1,689,969	42,872,057
Surrenders and terminations	(92,177,686)	(5,382,868)	(109,000,677)	(2,068,136)	(59,942,670)	(1,226,843)	(159,407,422)
Transfers between Investment Divisions	61,277,358	6,644,028	68,753,215	3,661,904	148,743,280	1,058,273	(153,540,121)
Contract owner charges	(5,106,553)	(166,393)	(9,435,021)	(174,417)	(8,368,443)	(146,503)	(16,653,935)
Net change in net assets
from contract transactions	5,078,057	2,245,838	(11,384,225)	2,841,892	123,917,378	1,374,896	(286,729,421)

Net change in net assets	20,062,628	3,174,244	(15,946,388)	2,934,901	317,006,774	4,533,361	(11,712,672)

Net assets beginning of year	394,225,466	14,471,631	927,121,791	18,919,019	483,487,364	8,771,373	1,434,149,496

Net assets end of year	$414,288,094	$17,645,875	$911,175,403	$21,853,920	$800,494,138	$13,304,734	$1,422,436,824

Contract unit transactions
Units outstanding at beginning of year	39,291,503	1,385,240	65,907,529	1,017,349	33,343,673	433,868	25,862,152
Units issued	20,034,371	2,035,790	12,357,307	483,198	29,187,342	363,717	2,804,762
Units redeemed	(19,601,360)	(1,810,717)	(13,374,981)	(326,625)	(22,259,186)	(321,628)	(7,879,249)
Units outstanding at end of year	39,724,514	1,610,313	64,889,855	1,173,922	40,271,829	475,957	20,787,665

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I
Operations
Net investment income (loss)	$(71,484)	$(4,775,691)	$(37,759)	$(15,821,494)	$(107,815)	$(9,828,081)	$(81,162)
Net realized gain (loss) on investments in Funds	1,736,005	19,468,467	433,042	103,411,247	2,674,831	10,820,680	136,902
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,695,649	26,614,924	652,194	56,332,206	748,412	31,294,428	981,436
Net change in net assets
from operations	3,360,170	41,307,700	1,047,477	143,921,959	3,315,428	32,287,027	1,037,176

Contract transactions
Purchase payments	1,304,004	15,430,661	632,780	39,472,483	1,440,191	15,419,533	1,241,905
Surrenders and terminations	(1,776,169)	(34,328,039)	(918,503)	(131,646,654)	(2,413,247)	(85,975,015)	(1,462,795)
Transfers between Investment Divisions	(2,273,017)	(23,826,807)	(1,542,444)	(26,531,109)	(3,018,828)	(10,347,478)	(229,032)
Contract owner charges	(169,442)	(4,850,957)	(102,745)	(14,345,076)	(299,808)	(9,792,343)	(219,250)
Net change in net assets
from contract transactions	(2,914,624)	(47,575,142)	(1,930,912)	(133,050,356)	(4,291,692)	(90,695,303)	(669,172)

Net change in net assets	445,546	(6,267,442)	(883,435)	10,871,603	(976,264)	(58,408,276)	368,004

Net assets beginning of year	16,169,880	360,756,708	8,971,952	1,182,507,040	25,361,434	757,037,784	17,713,104

Net assets end of year	$16,615,426	$354,489,266	$8,088,517	$1,193,378,643	$24,385,170	$698,629,508	$18,081,108

Contract unit transactions
Units outstanding at beginning of year	208,227	25,444,047	586,934	35,323,783	559,930	71,259,273	1,419,400
Units issued	118,055	6,601,810	147,309	4,529,445	146,203	7,715,574	388,719
Units redeemed	(153,676)	(9,757,947)	(267,548)	(8,313,458)	(233,417)	(15,928,652)	(433,521)
Units outstanding at end of year	172,606	22,287,910	466,695	31,539,770	472,716	63,046,195	1,374,598

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(23,103,373)	$(97,080)	$(16,018,191)	$(93,267)	$(39,537,816)	$(155,600)	$(2,930,913)
Net realized gain (loss) on investments in Funds	202,958,365	2,149,336	118,554,917	2,021,834	250,725,494	1,863,913	20,885,297
Net change in unrealized appreciation
(depreciation) on investments in Funds	(99,094,278)	(857,701)	198,791,031	3,626,003	(165,108,386)	(922,594)	8,571,363
Net change in net assets
from operations	80,760,714	1,194,555	301,327,757	5,554,570	46,079,292	785,719	26,525,747

Contract transactions
Purchase payments	45,206,930	1,528,967	35,031,622	988,837	74,881,067	2,953,446	12,280,202
Surrenders and terminations	(216,656,292)	(1,507,615)	(160,188,187)	(2,820,687)	(368,264,199)	(3,303,766)	(22,593,754)
Transfers between Investment Divisions	(161,715,034)	(1,505,722)	70,273,009	1,084,512	(100,469,037)	(914,928)	38,968,536
Contract owner charges	(22,376,192)	(252,102)	(15,189,864)	(223,240)	(37,450,033)	(429,517)	(2,865,983)
Net change in net assets
from contract transactions	(355,540,588)	(1,736,472)	(70,073,420)	(970,578)	(431,302,202)	(1,694,765)	25,789,001

Net change in net assets	(274,779,874)	(541,917)	231,254,337	4,583,992	(385,222,910)	(909,046)	52,314,748

Net assets beginning of year	1,790,755,675	20,871,436	1,146,614,957	19,315,203	2,999,232,443	33,145,128	205,568,483

Net assets end of year	$1,515,975,801	$20,329,519	$1,377,869,294	$23,899,195	$2,614,009,533	$32,236,082	$257,883,231

Contract unit transactions
Units outstanding at beginning of year	40,893,364	339,160	50,292,975	608,608	59,601,705	470,436	12,466,003
Units issued	8,959,594	171,816	12,629,040	253,473	6,606,470	150,996	7,121,635
Units redeemed	(16,821,109)	(198,306)	(16,150,861)	(282,756)	(14,761,600)	(170,352)	(5,918,177)
Units outstanding at end of year	33,031,849	312,670	46,771,154	579,325	51,446,575	451,080	13,669,461

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Operations
Net investment income (loss)	$(30,868)	$(77,333,377)	$(457,588)	$(26,072,045)	$(246,196)	$(1,891,611)	$(19,172)
Net realized gain (loss) on investments in Funds	554,075	854,359,747	12,956,393	55,768,817	1,868,398	9,398,587	276,294
Net change in unrealized appreciation
(depreciation) on investments in Funds	292,169	874,853,581	17,384,503	10,590,896	49,782	(11,627,392)	(343,425)
Net change in net assets
from operations	815,376	1,651,879,951	29,883,308	40,287,668	1,671,984	(4,120,416)	(86,303)

Contract transactions
Purchase payments	641,442	262,172,340	10,608,423	44,665,322	3,399,424	7,522,187	203,460
Surrenders and terminations	(607,325)	(660,544,005)	(9,048,798)	(241,744,001)	(5,690,952)	(15,093,488)	(413,111)
Transfers between Investment Divisions	2,290,360	154,674,251	4,932,968	(31,224,754)	849,385	(22,265,155)	(303,885)
Contract owner charges	(75,546)	(74,066,381)	(1,242,058)	(23,726,649)	(620,634)	(1,987,923)	(47,494)
Net change in net assets
from contract transactions	2,248,931	(317,763,795)	5,250,535	(252,030,082)	(2,062,777)	(31,824,379)	(561,030)

Net change in net assets	3,064,307	1,334,116,156	35,133,843	(211,742,414)	(390,793)	(35,944,795)	(647,333)

Net assets beginning of year	5,223,227	5,064,675,932	83,706,490	2,059,612,423	53,660,624	161,079,762	4,400,982

Net assets end of year	$8,287,534	$6,398,792,088	$118,840,333	$1,847,870,009	$53,269,831	$125,134,967	$3,753,649

Contract unit transactions
Units outstanding at beginning of year	294,080	101,654,984	1,204,485	84,923,030	1,653,225	10,651,956	270,360
Units issued	288,986	23,098,300	510,897	7,918,231	401,637	3,560,780	132,758
Units redeemed	(179,709)	(28,816,626)	(443,893)	(18,089,550)	(458,276)	(5,638,049)	(166,728)
Units outstanding at end of year	403,357	95,936,658	1,271,489	74,751,711	1,596,586	8,574,687	236,390

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(92,893,073)	$(587,378)	$(2,023,188)	$(48,483)	$(40,337,744)	$(324,396)	$(170,761,274)
Net realized gain (loss) on investments in Funds	797,753,130	14,635,144	1,444,616	245,212	225,428,708	4,704,814	1,113,796,865
Net change in unrealized appreciation
(depreciation) on investments in Funds	790,134,550	15,278,175	3,628,638	243,645	161,504,051	4,556,507	1,741,524,866
Net change in net assets
from operations	1,494,994,607	29,325,941	3,050,066	440,374	346,595,015	8,936,925	2,684,560,457

Contract transactions
Purchase payments	429,522,453	14,337,470	8,038,506	1,372,701	101,609,448	7,251,827	833,220,732
Surrenders and terminations	(731,855,293)	(14,134,774)	(12,854,117)	(1,018,196)	(368,445,581)	(7,364,895)	(1,468,238,245)
Transfers between Investment Divisions	(122,899,198)	(4,224,366)	18,290,161	(843,023)	6,857,380	(129,156)	128,525,897
Contract owner charges	(90,338,670)	(1,659,726)	(2,032,123)	(113,948)	(36,914,094)	(781,602)	(158,507,372)
Net change in net assets
from contract transactions	(515,570,708)	(5,681,396)	11,442,427	(602,466)	(296,892,847)	(1,023,826)	(664,998,988)

Net change in net assets	979,423,899	23,644,545	14,492,493	(162,092)	49,702,168	7,913,099	2,019,561,469

Net assets beginning of year	6,614,095,100	122,979,219	160,926,575	11,349,573	3,027,253,687	69,309,231	12,023,974,272

Net assets end of year	$7,593,518,999	$146,623,764	$175,419,068	$11,187,481	$3,076,955,855	$77,222,330	$14,043,535,741

Contract unit transactions
Units outstanding at beginning of year	87,264,962	1,525,652	13,055,733	857,757	59,839,512	1,025,658	281,826,048
Units issued	16,554,586	430,714	5,107,866	306,140	6,892,444	273,060	43,397,177
Units redeemed	(22,875,821)	(519,350)	(4,355,837)	(353,142)	(12,488,865)	(287,061)	(58,127,032)
Units outstanding at end of year	80,943,727	1,437,016	13,807,762	810,755	54,243,091	1,011,657	267,096,193

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$(29,662,535)	$(278,906)	$(61,673,939)	$(297,957)	$(5,354,414)	$(39,320)	$(5,448,019)
Net realized gain (loss) on investments in Funds	139,423,490	3,190,839	289,138,657	5,483,195	18,126,300	242,740	29,779,625
Net change in unrealized appreciation
(depreciation) on investments in Funds	34,422,121	1,897,667	687,998,701	9,055,177	68,648,135	1,310,925	36,613,111
Net change in net assets
from operations	144,183,076	4,809,600	915,463,419	14,240,415	81,420,021	1,514,345	60,944,717

Contract transactions
Purchase payments	82,423,086	5,165,411	50,201,125	3,958,904	18,832,831	1,225,980	18,187,618
Surrenders and terminations	(264,294,207)	(6,568,768)	(606,493,763)	(10,063,050)	(41,388,945)	(1,055,936)	(42,572,941)
Transfers between Investment Divisions	(26,513,978)	3,641,556	(193,462,342)	(4,422,642)	94,149,501	3,249,430	11,753,039
Contract owner charges	(26,833,834)	(701,750)	(58,266,274)	(871,816)	(5,078,441)	(107,971)	(4,166,938)
Net change in net assets
from contract transactions	(235,218,933)	1,536,449	(808,021,254)	(11,398,604)	66,514,946	3,311,503	(16,799,222)

Net change in net assets	(91,035,857)	6,346,049	107,442,165	2,841,811	147,934,967	4,825,848	44,145,495

Net assets beginning of year	2,345,443,068	60,123,765	4,501,098,608	65,096,226	365,422,517	8,217,372	376,603,052

Net assets end of year	$2,254,407,211	$66,469,814	$4,608,540,773	$67,938,037	$513,357,484	$13,043,220	$420,748,547

Contract unit transactions
Units outstanding at beginning of year	55,486,301	1,065,722	244,944,832	3,289,839	20,272,668	447,467	11,168,970
Units issued	7,781,336	350,353	16,949,595	416,500	13,255,471	443,196	1,947,473
Units redeemed	(13,372,541)	(320,588)	(55,924,372)	(919,442)	(10,582,628)	(334,732)	(2,455,646)
Units outstanding at end of year	49,895,096	1,095,487	205,970,055	2,786,897	22,945,511	555,931	10,660,797

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar SMID Moat Focus Index Fund - Class I(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(45,874)	$(23,494,056)	$(127,880)	$(58,608)	$(3,301)	$(34)	$(4,780,502)
Net realized gain (loss) on investments in Funds	691,071	136,648,406	2,435,462	1,084,141	24,961	10	24,005,898
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,068,617	91,960,904	1,331,824	227,932	(47,986)	(1,888)	39,805,580
Net change in net assets
from operations	1,713,814	205,115,254	3,639,406	1,253,465	(26,326)	(1,912)	59,030,976

Contract transactions
Purchase payments	1,034,633	44,484,212	2,068,822	729,036	290,166	—	26,217,055
Surrenders and terminations	(1,185,088)	(205,170,928)	(3,332,370)	(528,685)	(11,125)	—	(29,307,578)
Transfers between Investment Divisions	(311,255)	(46,109,498)	(2,192,060)	(1,022,669)	1,513,552	62,452	90,989,870
Contract owner charges	(94,812)	(22,837,970)	(322,560)	(4,751)	(4,805)	(60)	(4,564,151)
Net change in net assets
from contract transactions	(556,522)	(229,634,184)	(3,778,168)	(827,069)	1,787,788	62,392	83,335,196

Net change in net assets	1,157,292	(24,518,930)	(138,762)	426,396	1,761,462	60,480	142,366,172

Net assets beginning of year	9,931,088	1,746,521,042	28,812,469	7,818,062	—	—	274,884,471

Net assets end of year	$11,088,380	$1,722,002,112	$28,673,707	$8,244,458	$1,761,462	$60,480	$417,250,643

Contract unit transactions
Units outstanding at beginning of year	216,303	50,534,373	650,463	714,682	—	—	13,320,908
Units issued	49,860	5,442,046	169,805	379,880	240,095	5,666	8,646,678
Units redeemed	(61,337)	(11,721,663)	(248,691)	(468,020)	(74,958)	(39)	(4,961,152)
Units outstanding at end of year	204,826	44,254,756	571,577	626,542	165,137	5,627	17,006,434

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(65,619)	$(4,381,409)	$103,906	$(345,519)	$(406,404)	$(7,436,266)	$(49,947)
Net realized gain (loss) on investments in Funds	1,001,566	81,280,314	2,042,152	560,498	5,523,594	11,880,518	203,624
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,754,945	(7,965,426)	(262,786)	1,670,436	3,775,277	19,274,664	457,867
Net change in net assets
from operations	2,690,892	68,933,479	1,883,272	1,885,415	8,892,467	23,718,916	611,544

Contract transactions
Purchase payments	778,320	44,510,288	1,501,789	2,564,255	3,613,456	19,442,981	928,343
Surrenders and terminations	(924,993)	(75,974,718)	(1,810,369)	(3,877,426)	(880,878)	(79,200,187)	(998,707)
Transfers between Investment Divisions	242,939	(148,218,028)	(1,939,148)	(3,416,647)	12,824,347	53,777,974	1,945,068
Contract owner charges	(125,143)	(9,551,285)	(218,178)	(22,089)	(8,651)	(6,948,576)	(95,696)
Net change in net assets
from contract transactions	(28,877)	(189,233,743)	(2,465,906)	(4,751,907)	15,548,274	(12,927,808)	1,779,008

Net change in net assets	2,662,015	(120,300,264)	(582,634)	(2,866,492)	24,440,741	10,791,108	2,390,552

Net assets beginning of year	13,517,414	839,196,278	19,264,349	38,020,923	26,078,701	570,856,219	9,788,511

Net assets end of year	$16,179,429	$718,896,014	$18,681,715	$35,154,431	$50,519,442	$581,647,327	$12,179,063

Contract unit transactions
Units outstanding at beginning of year	606,996	45,226,078	970,835	4,191,916	2,521,458	46,946,651	692,004
Units issued	176,056	7,982,864	286,477	1,138,652	6,399,237	10,410,412	332,370
Units redeemed	(179,148)	(17,665,710)	(405,236)	(1,660,445)	(4,973,396)	(11,518,830)	(206,575)
Units outstanding at end of year	603,904	35,543,232	852,076	3,670,123	3,947,299	45,838,233	817,799

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(23,489,670)	$(213,522)	$(11,551,919)	$(165,162)	$(5,516,456)	$(67,316)	$(12,035,476)
Net realized gain (loss) on investments in Funds	93,141,803	2,227,338	16,406,546	887,224	119,727	2,508	3,068,417
Net change in unrealized appreciation
(depreciation) on investments in Funds	188,864,449	5,542,404	26,183,888	990,215	11,876,164	440,581	15,726,347
Net change in net assets
from operations	258,516,582	7,556,220	31,038,515	1,712,277	6,479,435	375,773	6,759,288

Contract transactions
Purchase payments	131,005,130	3,787,860	59,799,599	2,493,715	19,534,545	1,628,399	21,738,509
Surrenders and terminations	(169,210,983)	(3,781,074)	(99,107,856)	(3,577,005)	(53,666,292)	(1,413,143)	(119,990,829)
Transfers between Investment Divisions	202,354,558	3,264,535	146,344,474	4,215,432	26,673,156	1,029,110	(14,692,773)
Contract owner charges	(21,206,099)	(563,874)	(9,968,599)	(310,813)	(5,082,446)	(120,161)	(11,772,640)
Net change in net assets
from contract transactions	142,942,606	2,707,447	97,067,618	2,821,329	(12,541,037)	1,124,205	(124,717,733)

Net change in net assets	401,459,188	10,263,667	128,106,133	4,533,606	(6,061,602)	1,499,978	(117,958,445)

Net assets beginning of year	1,649,484,610	43,377,602	853,929,135	35,075,332	446,864,646	15,983,292	966,680,967

Net assets end of year	$2,050,943,798	$53,641,269	$982,035,268	$39,608,938	$440,803,044	$17,483,270	$848,722,522

Contract unit transactions
Units outstanding at beginning of year	47,643,458	1,314,350	79,871,117	3,058,399	37,362,476	1,230,428	65,669,519
Units issued	15,714,128	395,309	29,421,379	1,283,817	9,398,286	427,735	7,984,407
Units redeemed	(12,145,236)	(343,501)	(20,514,171)	(1,040,079)	(10,477,713)	(347,618)	(16,474,391)
Units outstanding at end of year	51,212,350	1,366,158	88,778,325	3,302,137	36,283,049	1,310,545	57,179,535

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Investment Grade Credit Fund- Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(68,235)	$(14,670,753)	$(57,512)	$(1,598)	$(84)	$(6,864,782)	$(45,344)
Net realized gain (loss) on investments in Funds	63,321	32,760,664	280,983	7,451	(5)	(65,570)	29,639
Net change in unrealized appreciation
(depreciation) on investments in Funds	313,767	52,518,581	760,349	(12,221)	(2,667)	11,228,483	208,938
Net change in net assets
from operations	308,853	70,608,492	983,820	(6,368)	(2,756)	4,298,131	193,233

Contract transactions
Purchase payments	1,187,558	30,134,412	1,770,737	190,199	87,878	20,360,477	502,872
Surrenders and terminations	(1,468,242)	(139,899,421)	(782,843)	(15,025)	—	(63,140,762)	(728,460)
Transfers between Investment Divisions	(540,365)	50,718,140	2,588,373	806,799	75,082	37,393,037	1,024,424
Contract owner charges	(130,357)	(12,824,259)	(112,043)	(889)	(275)	(6,314,411)	(85,482)
Net change in net assets
from contract transactions	(951,406)	(71,871,128)	3,464,224	981,084	162,685	(11,701,659)	713,354

Net change in net assets	(642,553)	(1,262,636)	4,448,044	974,716	159,929	(7,403,528)	906,587

Net assets beginning of year	16,645,341	1,116,298,804	11,052,573	—	—	540,431,085	10,071,823

Net assets end of year	$16,002,788	$1,115,036,168	$15,500,617	$974,716	$159,929	$533,027,557	$10,978,410

Contract unit transactions
Units outstanding at beginning of year	905,432	44,993,066	313,372	—	—	31,795,362	725,329
Units issued	325,138	6,405,170	175,420	158,627	15,389	6,994,680	197,263
Units redeemed	(378,907)	(9,319,585)	(77,663)	(64,143)	(26)	(7,739,723)	(177,768)
Units outstanding at end of year	851,663	42,078,651	411,129	94,484	15,363	31,050,319	744,824

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(5,065,198)	$(22,630)	$(28,937,597)	$(51,188)	$(5,555,798)	$(23,211)	$(91,972)
Net realized gain (loss) on investments in Funds	18,106,853	255,782	190,008,860	635,503	25,575,490	79,834	41,233
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,406,414	269,534	156,045,257	1,549,620	28,082,358	472,119	(912,999)
Net change in net assets
from operations	34,448,069	502,686	317,116,520	2,133,935	48,102,050	528,742	(963,738)

Contract transactions
Purchase payments	7,257,858	540,129	13,129,304	296,057	24,577,464	573,243	17,176,635
Surrenders and terminations	(51,759,704)	(554,121)	(275,225,023)	(814,621)	(55,499,493)	(113,795)	(243,409)
Transfers between Investment Divisions	(6,480,241)	571,676	(41,654,206)	895,070	(10,075,441)	1,547,433	54,277,111
Contract owner charges	(4,599,415)	(62,864)	(17,782,614)	(81,205)	(2,764,819)	(47,662)	(69,263)
Net change in net assets
from contract transactions	(55,581,502)	494,820	(321,532,539)	295,301	(43,762,289)	1,959,219	71,141,074

Net change in net assets	(21,133,433)	997,506	(4,416,019)	2,429,236	4,339,761	2,487,961	70,177,336

Net assets beginning of year	398,936,807	4,634,684	1,954,169,331	10,715,737	482,415,808	4,090,353	—

Net assets end of year	$377,803,374	$5,632,190	$1,949,753,312	$13,144,973	$486,755,569	$6,578,314	$70,177,336

Contract unit transactions
Units outstanding at beginning of year	17,657,589	163,957	63,192,299	260,863	32,348,746	249,163	—
Units issued	2,214,104	69,660	2,818,501	69,120	4,117,893	150,962	7,346,738
Units redeemed	(4,602,279)	(53,557)	(12,138,812)	(59,394)	(6,878,370)	(40,242)	(247,226)
Units outstanding at end of year	15,269,414	180,060	53,871,988	270,589	29,588,269	359,883	7,099,512

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(963)	$(156,295,852)	$(1,164,581)	$(105,431,489)	$(466,975)	$(63,577,776)	$(245,701)
Net realized gain (loss) on investments in Funds	36	619,792,197	13,986,388	823,436,775	9,295,987	372,410,614	2,762,239
Net change in unrealized appreciation
(depreciation) on investments in Funds	(34,349)	833,541,409	17,380,724	1,271,312,486	18,447,063	48,619,004	2,003,417
Net change in net assets
from operations	(35,276)	1,297,037,754	30,202,531	1,989,317,772	27,276,075	357,451,842	4,519,955

Contract transactions
Purchase payments	1,325,178	826,246,458	29,685,238	227,369,209	6,341,612	143,454,156	3,975,222
Surrenders and terminations	(3,413)	(1,153,422,938)	(24,752,798)	(943,459,385)	(9,272,925)	(570,968,919)	(5,199,526)
Transfers between Investment Divisions	1,006,715	165,643,556	1,416,755	(468,786,108)	(7,810,872)	(99,318,637)	1,928,826
Contract owner charges	(999)	(139,078,162)	(2,981,127)	(104,211,559)	(1,305,286)	(67,035,768)	(707,865)
Net change in net assets
from contract transactions	2,327,481	(300,611,086)	3,368,068	(1,289,087,843)	(12,047,471)	(593,869,168)	(3,343)

Net change in net assets	2,292,205	996,426,668	33,570,599	700,229,929	15,228,604	(236,417,326)	4,516,612

Net assets beginning of year	—	11,876,871,035	245,113,863	7,496,902,873	95,109,140	4,780,135,568	51,342,540

Net assets end of year	$2,292,205	$12,873,297,703	$278,684,462	$8,197,132,802	$110,337,744	$4,543,718,242	$55,859,152

Contract unit transactions
Units outstanding at beginning of year	—	492,713,219	9,505,562	59,704,182	516,060	28,454,112	204,747
Units issued	231,745	71,930,501	2,329,355	5,278,382	118,283	2,477,770	59,606
Units redeemed	(477)	(83,794,159)	(2,234,232)	(14,200,999)	(169,563)	(5,879,518)	(58,924)
Units outstanding at end of year	231,268	480,849,561	9,600,685	50,781,565	464,780	25,052,364	205,429

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(13,051,147)	$(135,347)	$(2,181,194)	$(21,546)	$(36,774,942)	$(255,745)	$(24,259,562)
Net realized gain (loss) on investments in Funds	15,967,039	601,827	6,186,780	125,188	196,508,151	3,378,456	51,773,935
Net change in unrealized appreciation
(depreciation) on investments in Funds	32,975,639	983,452	7,597,098	275,135	193,250,997	4,541,332	157,351,135
Net change in net assets
from operations	35,891,531	1,449,932	11,602,684	378,777	352,984,206	7,664,043	184,865,508

Contract transactions
Purchase payments	40,880,941	1,290,474	10,212,890	240,205	76,508,727	2,706,320	58,747,600
Surrenders and terminations	(162,606,514)	(4,089,074)	(20,402,966)	(270,800)	(311,209,586)	(4,604,072)	(207,590,804)
Transfers between Investment Divisions	17,479,381	4,491,972	3,454,911	279,496	(44,031,934)	(1,681,043)	(30,796,860)
Contract owner charges	(12,205,289)	(275,171)	(1,955,624)	(42,237)	(33,860,320)	(644,667)	(25,259,814)
Net change in net assets
from contract transactions	(116,451,481)	1,418,201	(8,690,789)	206,664	(312,593,113)	(4,223,462)	(204,899,878)

Net change in net assets	(80,559,950)	2,868,133	2,911,895	585,441	40,391,093	3,440,581	(20,034,370)

Net assets beginning of year	1,095,211,096	32,278,800	174,605,629	4,437,258	2,708,238,374	55,836,375	1,851,255,646

Net assets end of year	$1,014,651,146	$35,146,933	$177,517,524	$5,022,699	$2,748,629,467	$59,276,956	$1,831,221,276

Contract unit transactions
Units outstanding at beginning of year	103,662,104	2,440,978	15,369,153	366,602	56,803,302	852,432	136,635,067
Units issued	21,336,818	1,125,028	5,537,291	147,869	6,309,975	175,535	12,119,569
Units redeemed	(32,535,801)	(1,021,310)	(6,285,611)	(130,428)	(12,390,593)	(235,483)	(26,389,557)
Units outstanding at end of year	92,463,121	2,544,696	14,620,833	384,043	50,722,684	792,484	122,365,079

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(230,126)	$(5,955,461)	$(89,661)	$(10,348,244)	$(147,549)	$(11,744)	$(8,935,651)
Net realized gain (loss) on investments in Funds	1,767,631	10,874,396	260,531	21,950,221	1,052,860	(104,691)	(2,619,406)
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,191,314	23,231,175	1,257,175	55,034,331	2,219,415	144,352	47,823,512
Net change in net assets
from operations	5,728,819	28,150,110	1,428,045	66,636,308	3,124,726	27,917	36,268,455

Contract transactions
Purchase payments	2,557,225	24,454,701	4,997,346	38,004,996	2,344,883	206,812	42,375,147
Surrenders and terminations	(3,068,402)	(42,895,642)	(930,640)	(77,312,026)	(4,263,820)	(207,896)	(57,873,021)
Transfers between Investment Divisions	(2,887,389)	(15,862,731)	(658,968)	(13,212,208)	(1,065,841)	399,430	23,165,435
Contract owner charges	(665,463)	(5,985,711)	(202,889)	(10,848,042)	(320,799)	(1,644)	(8,929,614)
Net change in net assets
from contract transactions	(4,064,029)	(40,289,383)	3,204,849	(63,367,280)	(3,305,577)	396,702	(1,262,053)

Net change in net assets	1,664,790	(12,139,273)	4,632,894	3,269,028	(180,851)	424,619	35,006,402

Net assets beginning of year	51,994,776	495,307,313	17,296,730	832,551,814	33,110,763	771,772	622,997,549

Net assets end of year	$53,659,566	$483,168,040	$21,929,624	$835,820,842	$32,929,912	$1,196,391	$658,003,951

Contract unit transactions
Units outstanding at beginning of year	3,538,425	42,883,981	1,387,493	66,398,707	2,446,586	91,791	30,529,120
Units issued	471,461	5,210,969	465,668	6,519,428	274,957	337,484	8,615,045
Units redeemed	(742,122)	(8,609,000)	(212,787)	(11,356,687)	(503,169)	(284,774)	(8,703,293)
Units outstanding at end of year	3,267,764	39,485,950	1,640,374	61,561,448	2,218,374	144,501	30,440,872

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(43,179)	$(625,950)	$(8,648)	$(5,513,124)	$19,128	$(109,437,150)	$(343,102)
Net realized gain (loss) on investments in Funds	(159,638)	2,386,397	126,345	(10,061,948)	(296,638)	498,439,174	3,861,189
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,413,846	160,580	(25,901)	8,261,366	188,937	663,338,325	7,022,697
Net change in net assets
from operations	1,211,029	1,921,027	91,796	(7,313,706)	(88,573)	1,052,340,349	10,540,784

Contract transactions
Purchase payments	1,434,197	1,377,351	52,410	4,485,127	269,820	330,923,406	6,136,109
Surrenders and terminations	(931,559)	(5,710,136)	(305,197)	(68,695,299)	(1,068,101)	(972,961,900)	(6,788,236)
Transfers between Investment Divisions	10,452	(7,785,552)	(716,246)	(18,968,709)	587,598	(122,580,841)	(6,571,205)
Contract owner charges	(215,962)	(554,800)	(15,475)	(6,754,315)	(143,745)	(110,211,332)	(939,075)
Net change in net assets
from contract transactions	297,128	(12,673,137)	(984,508)	(89,933,196)	(354,428)	(874,830,667)	(8,162,407)

Net change in net assets	1,508,157	(10,752,110)	(892,712)	(97,246,902)	(443,001)	177,509,682	2,378,377

Net assets beginning of year	17,487,719	55,789,674	2,524,249	570,608,237	11,449,399	8,332,727,638	77,052,706

Net assets end of year	$18,995,876	$45,037,564	$1,631,537	$473,361,335	$11,006,398	$8,510,237,320	$79,431,083

Contract unit transactions
Units outstanding at beginning of year	763,229	4,568,272	191,319	23,343,393	308,825	125,167,296	792,139
Units issued	278,185	1,627,720	42,870	1,655,933	61,435	9,515,811	92,910
Units redeemed	(265,790)	(2,632,589)	(115,917)	(5,199,229)	(69,329)	(21,974,103)	(170,009)
Units outstanding at end of year	775,624	3,563,403	118,272	19,800,097	300,931	112,709,004	715,040

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(8,226,747)	$(98,798)	$(7,830,909)	$(17,844)	$(9,415,603)	$(35,706)
Net realized gain (loss) on investments in Funds	41,673,257	1,856,984	2,346,716	40,462	45,068,210	806,651
Net change in unrealized appreciation
(depreciation) on investments in Funds	35,511,048	910,387	30,596,719	191,981	28,252,999	12,031
Net change in net assets
from operations	68,957,558	2,668,573	25,112,526	214,599	63,905,606	782,976

Contract transactions
Purchase payments	19,190,287	421,290	5,518,167	535,241	20,942,543	251,269
Surrenders and terminations	(63,885,018)	(2,953,004)	(78,516,384)	(522,308)	(80,271,326)	(3,130,141)
Transfers between Investment Divisions	(43,746,217)	(3,076,935)	(14,362,427)	(358,248)	(18,729,667)	(1,006,185)
Contract owner charges	(8,297,255)	(258,846)	(7,353,617)	(37,802)	(9,292,593)	(86,204)
Net change in net assets
from contract transactions	(96,738,203)	(5,867,495)	(94,714,261)	(383,117)	(87,351,043)	(3,971,261)

Net change in net assets	(27,780,645)	(3,198,922)	(69,601,735)	(168,518)	(23,445,437)	(3,188,285)

Net assets beginning of year	662,377,837	23,878,670	619,090,416	4,234,857	697,995,738	9,989,052

Net assets end of year	$634,597,192	$20,679,748	$549,488,681	$4,066,339	$674,550,301	$6,800,767

Contract unit transactions
Units outstanding at beginning of year	42,102,426	1,416,616	36,345,849	201,795	12,791,905	138,408
Units issued	4,499,468	117,512	2,576,605	54,505	1,198,846	15,669
Units redeemed	(10,344,217)	(440,412)	(7,981,409)	(72,689)	(2,713,681)	(69,627)
Units outstanding at end of year	36,257,677	1,093,716	30,941,045	183,611	11,277,070	84,450

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2025	1,339,155	54,075	0.00	19.412141	12.71	‡	2.55	31.486200	15.62	0.00
12/31/2024	1,322,846	61,217	0.00	17.078509	9.09	‡	2.60	27.231665	11.93	0.00
12/31/2023	1,347,296	68,950	0.00	15.523818	15.34		2.65	24.330249	18.43	0.00
12/31/2022	1,253,126	75,008	0.00	13.459100	(21.90	)‡	2.65	20.544099	(19.81)	0.00
12/31/2021	1,696,279	80,303	0.00	16.004059	11.84		3.15	25.618333	15.42	0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2025	15,587	616	0.00	28.140377	15.02		0.80	30.354363	15.48 ‡	0.40
12/31/2024	16,056	734	0.00	24.465339	11.38		0.80	20.802366	11.89	0.35
12/31/2023	14,323	738	0.00	21.964935	17.83		0.80	18.591981	18.35	0.35
12/31/2022	12,851	791	0.00	18.640777	(20.20)		0.80	15.709097	(19.84)	0.35
12/31/2021	15,790	777	0.00	23.358078	2.91	‡	0.80	19.596884	15.32	0.35
JNL Bond Index Fund - Class I
12/31/2025	21,122	1,655	0.00	9.094710	6.75		0.40	20.137014	6.80	0.35
12/31/2024	15,244	1,371	0.00	8.519989	0.79		0.40	18.855050	0.84	0.35
12/31/2023	8,831	931	0.00	8.453574	5.07		0.40	18.698690	5.12	0.35
12/31/2022	4,655	481	0.00	8.045986	(13.45)		0.40	17.788245	(13.41)	0.35
12/31/2021+	499	38	0.00	9.296795	0.43	‡	0.40	20.543304	(0.01)‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2025	522,757	37,663	0.00	11.565441	6.59		2.50	16.373014	9.29	0.00
12/31/2024	507,071	39,471	0.00	10.849972	2.94	‡	2.50	14.980887	5.56	0.00
12/31/2023	539,310	43,840	0.00	10.477040	6.54		2.55	14.191323	9.28	0.00
12/31/2022	541,799	47,550	0.00	9.834280	(15.32)		2.55	12.986199	(13.13)	0.00
12/31/2021	716,760	54,000	0.00	11.612840	1.06		2.55	14.949717	3.67	0.00
JNL Conservative Allocation Fund - Class I
12/31/2025	8,244	524	0.00	15.559935	9.07		0.45	15.689404	9.18	0.35
12/31/2024	7,794	540	0.00	14.265499	5.41		0.45	14.369853	5.52	0.35
12/31/2023	7,116	520	0.00	13.532989	9.12		0.45	13.618293	9.22	0.35
12/31/2022	6,005	481	0.00	12.402440	(13.28)		0.45	12.468197	(13.20)	0.35
12/31/2021	7,337	510	0.00	14.302434	3.60		0.45	14.363941	3.70	0.35
JNL Emerging Markets Index Fund - Class I
12/31/2025	3,258	254	0.00	10.877448	31.13		0.40	17.629419	31.20	0.35
12/31/2024	2,270	230	0.00	8.295067	5.76		0.40	13.437344	5.82	0.35
12/31/2023	1,691	179	0.00	7.843063	9.43		0.40	12.698748	9.48	0.35
12/31/2022	886	100	0.00	7.167244	(18.80)		0.40	11.598740	(18.76)	0.35
12/31/2021+	430	33	0.00	8.826963	(8.34	)‡	0.40	14.277535	(0.84)‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2025	2,591,960	106,417	0.00	17.499988	11.35		3.05	31.209356	14.81	0.00
12/31/2024	2,688,320	125,148	0.00	15.716413	7.26		3.05	27.184447	10.60	0.00
12/31/2023	2,803,966	142,635	0.00	14.653178	13.06		3.05	24.579334	16.55	0.00
12/31/2022	2,680,932	156,989	0.00	12.960512	(21.08	)‡	3.05	21.088472	(18.64)	0.00
12/31/2021	2,514,908	117,797	0.00	16.194353	9.63		3.15	25.920981	13.13	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Bond Index Fund - Class I - April 26, 2021; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2025	22,988	944	0.00	27.905642	14.28		0.80	23.851016	14.79	0.35
12/31/2024	21,640	1,022	0.00	24.419428	10.03		0.80	20.778414	10.53	0.35
12/31/2023	18,786	974	0.00	22.192681	15.96		0.80	18.798761	16.49	0.35
12/31/2022	17,627	1,035	0.00	19.138022	(1.29	)‡	0.80	16.137337	(18.69)	0.35
12/31/2021	18,309	879	0.00	19.761432	13.00		0.45	19.845966	13.12	0.35
JNL Growth ETF Allocation Fund - Class A
12/31/2025	348,129	13,340	1.58	21.532484	13.76		2.50	30.485024	16.64	0.00
12/31/2024	294,634	13,047	1.67	18.927923	8.49		2.50	26.136049	11.26	0.00
12/31/2023	284,909	13,878	1.88	17.446116	11.21		2.50	23.491818	14.01	0.00
12/31/2022	256,809	14,093	1.40	15.688233	(3.77	)‡	2.50	20.604643	(15.35)	0.00
12/31/2021	303,040	13,899	1.00	18.446350	11.87		2.80	24.341745	15.04	0.00
JNL Growth ETF Allocation Fund - Class I
12/31/2025	9,579	360	1.67	25.418061	16.45		0.45	29.810222	16.51	0.40
12/31/2024	9,331	405	1.92	21.827854	11.12		0.45	25.586835	11.18	0.40
12/31/2023	8,046	398	2.00	19.643035	13.84		0.45	23.014198	13.90	0.40
12/31/2022	7,007	402	1.83	17.255126	(15.50)		0.45	20.206391	(15.46)‡	0.40
12/31/2021	7,088	341	1.27	20.419996	14.91		0.45	20.506712	15.03	0.35
JNL International Index Fund - Class I
12/31/2025	14,562	712	2.50	12.988553	31.60		0.40	44.763999	31.67	0.35
12/31/2024	10,320	695	4.37	9.869448	3.04		0.40	33.997249	3.09	0.35
12/31/2023	6,746	501	3.73	9.578227	17.37		0.40	32.977468	17.42	0.35
12/31/2022	3,448	280	3.72	8.161048	(14.09)		0.40	28.084191	(14.05)	0.35
12/31/2021+	879	54	0.00	9.499908	2.72	‡	0.40	32.675232	2.07 ‡	0.35
JNL Mid Cap Index Fund - Class I
12/31/2025	12,065	605	0.00	11.720468	6.98		0.40	82.319000	7.04	0.35
12/31/2024	10,402	544	0.00	10.955580	13.38		0.40	76.908346	13.44	0.35
12/31/2023	5,977	420	0.00	9.662544	15.85		0.40	67.797122	15.91	0.35
12/31/2022	2,631	210	0.00	8.340247	(13.47)		0.40	58.490015	(13.43)	0.35
12/31/2021+	1,235	87	0.00	9.638391	3.60	‡	0.40	67.560192	6.45 ‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2025	1,734,626	99,183	0.00	14.426709	7.81		2.70	20.998555	10.75	0.00
12/31/2024	1,825,746	114,177	0.00	13.381294	4.75		2.70	18.959550	7.64	0.00
12/31/2023	1,988,099	132,042	0.00	12.774416	8.97		2.70	17.614449	11.94	0.00
12/31/2022	1,996,718	146,654	0.00	11.722778	(16.97)		2.70	15.735582	(14.70)	0.00
12/31/2021	2,601,062	160,810	0.00	14.117984	4.53		2.70	18.447140	7.40	0.00
JNL Moderate Allocation Fund - Class I
12/31/2025	9,438	478	0.00	19.417529	10.57		0.45	20.526235	10.62 ‡	0.40
12/31/2024	9,384	529	0.00	17.561365	7.48	‡	0.45	17.689385	7.59	0.35
12/31/2023	11,785	708	0.00	16.452548	11.47		0.80	16.441869	11.97	0.35
12/31/2022	9,792	661	0.00	14.760254	(8.36	)‡	0.80	14.684619	(14.80)	0.35
12/31/2021	16,676	948	0.00	17.162933	7.27		0.45	17.236273	7.38	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL International Index Fund - Class I - April 26, 2021; JNL Mid Cap Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Moderate ETF Allocation Fund - Class A
12/31/2025	194,930	11,676	2.50	14.627954	9.79		2.15	19.726793	12.18	0.00
12/31/2024	170,625	11,360	2.50	13.323648	4.50		2.15	17.585472	6.79	0.00
12/31/2023	174,977	12,301	2.30	12.749767	7.28		2.15	16.467957	9.61	0.00
12/31/2022	167,111	12,725	1.48	11.884671	(0.86	)‡	2.15	15.024773	(13.15)	0.00
12/31/2021	195,055	12,752	1.30	13.462688	4.95		2.53	17.299921	7.64	0.00
JNL Moderate ETF Allocation Fund - Class I
12/31/2025	9,688	538	2.86	17.554761	11.98		0.45	17.705392	12.09	0.35
12/31/2024	7,547	477	2.64	15.676834	6.66		0.45	15.795542	6.77	0.35
12/31/2023	8,292	557	2.70	14.698102	9.38		0.45	14.794513	9.49	0.35
12/31/2022	7,392	544	1.86	13.437347	(13.27)		0.45	13.512012	(13.18)	0.35
12/31/2021	8,028	513	1.85	15.492938	7.52		0.45	15.563504	7.63	0.35
JNL Moderate Growth Allocation Fund - Class A
12/31/2025	3,187,388	141,354	0.00	16.116647	9.24		3.05	28.734069	12.62	0.00
12/31/2024	3,348,751	165,330	0.00	14.753688	5.87		3.05	25.514309	9.17	0.00
12/31/2023	3,575,332	190,493	0.00	13.935582	10.33		3.05	23.372075	13.73	0.00
12/31/2022	3,553,592	212,661	0.00	12.631311	(18.29	)‡	3.05	20.549974	(15.77)	0.00
12/31/2021	4,753,181	236,460	0.00	14.039152	6.20		3.70	24.398282	10.20	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2025	13,631	601	0.00	25.693218	12.09		0.80	27.718544	12.53	0.40
12/31/2024	13,811	688	0.00	22.922933	8.60		0.80	24.631110	9.04	0.40
12/31/2023	12,893	700	0.00	21.107584	3.38	‡	0.80	22.589428	13.61	0.40
12/31/2022	11,196	695	0.00	15.886994	(15.89)		0.45	19.882915	(15.85)‡	0.40
12/31/2021	11,015	580	0.00	18.889394	10.06		0.45	18.970112	10.17	0.35
JNL Moderate Growth ETF Allocation Fund - Class A
12/31/2025	317,464	14,738	2.02	18.538938	12.10		2.20	25.173920	14.60	0.00
12/31/2024	281,650	14,816	2.08	16.537686	6.71		2.20	21.967600	9.10	0.00
12/31/2023	285,787	16,223	2.17	15.497424	9.35		2.20	20.135398	11.77	0.00
12/31/2022	266,674	16,725	1.39	14.172511	(16.22	)‡	2.20	18.014388	(14.36)	0.00
12/31/2021	328,502	17,422	1.17	16.833790	8.85		2.25	21.036193	11.32	0.00
JNL Moderate Growth ETF Allocation Fund - Class I
12/31/2025	7,000	320	2.26	21.753525	14.49	‡	0.45	24.612665	14.55	0.40
12/31/2024	6,871	360	2.24	20.404849	8.50		0.80	21.486528	8.94	0.40
12/31/2023	6,810	386	2.36	18.806605	11.19		0.80	19.723984	11.64	0.40
12/31/2022	6,948	438	1.76	16.913528	(0.25	)‡	0.80	17.667789	(14.43)‡	0.40
12/31/2021	6,998	379	1.56	18.285402	11.13		0.45	18.362804	11.24	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2025	183,753	14,382	0.00	11.347234	7.14		2.20	14.354493	9.53	0.00
12/31/2024	181,656	15,381	0.00	10.590540	7.19		2.20	13.105827	9.59	0.00
12/31/2023	188,668	17,325	0.00	9.879734	8.92		2.20	11.958682	11.34	0.00
12/31/2022	191,695	19,384	0.00	9.070377	(12.43)		2.20	10.740478	(10.49)	0.00
12/31/2021	232,331	20,779	0.00	10.358446	0.55		2.20	11.999295	2.78	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2025	6,827	482	0.00	13.628840	9.05	‡	0.75	14.297196	9.49	0.35
12/31/2024	5,189	401	0.00	12.437884	9.06		0.80	13.058343	9.55	0.35
12/31/2023	4,913	415	0.00	11.405006	10.66		0.80	11.920300	11.16	0.35
12/31/2022	4,090	384	0.00	10.306425	0.76	‡	0.80	10.723842	(10.51)‡	0.35
12/31/2021	2,847	239	0.00	11.932697	2.73		0.45	11.882644	2.78	0.40
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2025	542,750	34,580	0.77	11.916843	20.92		2.70	20.256542	24.27	0.00
12/31/2024	511,828	40,069	1.06	9.854954	1.79		2.70	16.300999	4.58	0.00
12/31/2023	572,336	46,289	1.42	9.681512	7.22	‡	2.70	15.587691	10.11	0.00
12/31/2022	573,786	50,445	0.85	8.374070	(26.48	)‡	3.15	14.156581	(24.13)	0.00
12/31/2021	829,523	54,570	1.22	10.125828	(3.75)		3.90	18.658804	0.08	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2025	9,262	461	1.06	18.138344	23.60		0.80	20.013268	24.21	0.30
12/31/2024	8,247	508	1.37	14.675546	4.06		0.80	16.111871	4.59	0.30
12/31/2023	8,850	568	1.89	14.102309	9.59		0.80	15.405185	10.14	0.30
12/31/2022	7,836	551	1.28	12.867815	1.02	‡	0.80	13.986667	(24.16)	0.30
12/31/2021	10,533	562	1.52	17.186131	(5.36	)‡	0.75	18.442623	0.10	0.30
JNL Multi-Manager Floating Rate Income Fund - Class A
12/31/2025	842,651	59,783	0.00	11.212681	0.95		2.80	17.061138	3.83	0.00
12/31/2024	1,000,961	72,907	0.00	11.106780	5.12		2.80	16.431082	8.13	0.00
12/31/2023	1,107,976	86,303	0.00	10.565998	10.05		2.80	15.195678	13.16	0.00
12/31/2022	1,107,785	96,409	0.00	9.600708	(7.27	)‡	2.80	13.429044	(4.65)	0.00
12/31/2021	1,102,398	90,305	0.00	9.168476	(0.24)		3.90	14.083822	3.73	0.00
JNL Multi-Manager Floating Rate Income Fund - Class I
12/31/2025	18,731	1,288	0.00	15.644611	3.30		0.80	14.182855	3.77	0.35
12/31/2024	15,445	1,090	0.00	15.144815	7.61		0.80	13.668131	8.10	0.35
12/31/2023	16,450	1,257	0.00	14.073688	12.53		0.80	12.644091	13.03	0.35
12/31/2022	15,143	1,323	0.00	12.506782	(4.23	)‡	0.80	11.186006	(4.67)	0.35
12/31/2021	10,697	883	0.00	11.684516	3.60		0.45	11.734430	3.70	0.35
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2025	374,271	22,539	1.88	14.306344	21.42		3.30	18.254960	25.49	0.00
12/31/2024	372,389	27,812	3.70	11.782629	1.56		3.30	14.546600	4.98	0.00
12/31/2023	398,561	30,860	2.84	11.602053	18.51		3.30	13.856280	22.47	0.00
12/31/2022	345,044	32,293	1.14	9.790311	(32.69)		3.30	11.314130	(30.44)	0.00
12/31/2021	516,746	33,206	0.48	14.544633	0.78	‡	3.30	16.264341	15.62	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2025	5,769	319	2.12	17.594240	24.87		0.80	18.188889	25.44	0.35
12/31/2024	5,608	389	4.17	14.089572	4.48		0.80	14.500427	4.95	0.35
12/31/2023	5,253	382	3.38	13.485462	21.86		0.80	13.816061	22.41	0.35
12/31/2022	3,845	342	1.60	11.066412	(30.83)		0.80	11.286978	(30.52)	0.35
12/31/2021+	4,185	258	0.49	15.998258	0.92	‡	0.80	16.244131	3.09 ‡	0.35

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2025	386,178	19,849	0.00	17.098619	(0.84)		2.65	21.868494	1.83	0.00
12/31/2024	423,974	21,930	0.00	17.243085	4.15		2.65	21.476480	6.97	0.00
12/31/2023	445,937	24,391	0.00	16.555406	5.73	‡	2.65	20.077905	12.33	0.00
12/31/2022	393,657	23,853	0.00	15.229350	(18.54	)‡	2.55	17.874111	(16.44)	0.00
12/31/2021	446,998	22,346	0.00	18.208647	20.51		3.05	21.391725	24.25	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2025	11,098	515	0.00	20.856921	1.32		0.80	21.717732	1.77	0.35
12/31/2024	12,770	602	0.00	20.585928	6.46		0.80	21.339419	6.95	0.35
12/31/2023	15,068	760	0.00	19.335947	11.74		0.80	19.953155	12.25	0.35
12/31/2022	13,271	750	0.00	17.303797	(16.85)		0.80	17.776245	(16.48)	0.35
12/31/2021	13,680	645	0.00	20.809734	4.70	‡	0.80	21.282976	24.12	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2025	1,587,964	19,324	0.00	49.203909	0.45		3.05	120.213239	3.56	0.00
12/31/2024	1,735,364	21,646	0.00	48.985080	6.35		3.05	116.083049	9.66	0.00
12/31/2023	1,825,506	24,732	0.00	46.059273	12.84		3.05	105.853299	16.32	0.00
12/31/2022	1,626,430	25,302	0.00	40.819423	(33.14	)‡	3.05	91.001007	(31.08)	0.00
12/31/2021	2,632,127	27,832	0.00	49.102548	(1.03)		3.91	132.029409	2.92	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2025	32,639	269	0.00	101.745156	3.04		0.80	124.960031	3.51	0.35
12/31/2024	32,772	279	0.00	98.742092	9.13		0.80	120.727234	9.63	0.35
12/31/2023	32,540	302	0.00	90.480360	15.75		0.80	110.126748	16.27	0.35
12/31/2022	27,383	295	0.00	78.169419	(31.43)		0.80	94.716631	(31.12)	0.35
12/31/2021	40,357	301	0.00	113.991339	(1.41	)‡	0.80	137.503405	2.86	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2025	1,142,776	34,163	0.00	24.622998	(0.14	)‡	2.80	43.911246	2.69	0.00
12/31/2024	1,245,747	37,829	0.00	25.410572	6.58		2.65	42.759345	9.46	0.00
12/31/2023	1,190,537	39,075	0.00	23.842159	17.82		2.65	39.065318	20.97	0.00
12/31/2022	1,054,803	41,378	0.00	20.236707	(14.45	)‡	2.65	32.292942	(12.16)	0.00
12/31/2021	1,265,732	43,048	0.00	19.159203	18.27		3.91	36.761510	22.99	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2025	21,273	483	0.00	39.104698	2.19		0.80	43.356814	2.70	0.30
12/31/2024	21,780	508	0.00	38.268142	8.93		0.80	42.217699	(1.08)‡	0.30
12/31/2023	19,985	508	0.00	35.132505	20.41		0.80	39.902130	20.95	0.35
12/31/2022	15,029	461	0.00	29.177945	(12.62)		0.80	32.990801	(12.23)	0.35
12/31/2021	15,201	409	0.00	33.392621	2.27	‡	0.80	37.588690	22.92	0.35
JNL Multi-Manager U.S. Select Equity Fund - Class A
12/31/2025	77,306	4,265	0.00	17.440474	8.70	‡	2.45	18.830001	16.02	0.00
12/31/2024+	10,587	667	0.00	15.670089	2.97	‡	1.65	16.230001	3.31 ‡	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager U.S. Select Equity Fund - Class I
12/31/2025	1,400	75	0.00	18.764039	15.87		0.45	18.793409	15.93		0.40
12/31/2024+	229	14	0.00	16.194198	3.26	‡	0.45	16.211450	3.27	‡	0.40
JNL S&P 500 Index Fund - Class I
12/31/2025	540,926	18,089	0.00	29.006806	16.85		0.80	30.230609	17.44		0.30
12/31/2024	474,345	18,606	0.00	24.824115	23.87		0.80	25.742404	10.27	‡	0.30
12/31/2023	357,912	17,462	0.00	20.040604	25.17		0.80	20.613383	25.73		0.35
12/31/2022	265,856	16,298	0.00	16.011338	(18.83)		0.80	16.395208	(18.46)		0.35
12/31/2021	287,588	14,364	0.00	19.725087	27.50		0.80	20.107559	28.08		0.35
JNL Small Cap Index Fund - Class I
12/31/2025	9,208	511	0.00	10.648359	5.64		0.40	64.718257	5.69		0.35
12/31/2024	8,101	498	0.00	10.079858	8.11		0.40	61.232445	8.16		0.35
12/31/2023	5,037	360	0.00	9.323668	15.62		0.40	56.610268	15.67		0.35
12/31/2022	2,282	164	0.00	8.064381	(16.57)		0.40	48.939881	(16.53)		0.35
12/31/2021+	711	46	0.00	9.666083	3.90	‡	0.40	58.630802	2.84	‡	0.35
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2025	15,083	1,295	0.00	11.091879	3.37		2.45	12.140015	5.93		0.00
12/31/2024	11,541	1,038	0.00	10.730423	3.53		2.45	11.460015	6.11		0.00
12/31/2023	9,388	887	0.00	10.364536	11.58	‡	2.45	10.800017	15.63		0.00
12/31/2022+	3,567	385	0.00	9.225851	(7.74	)‡	1.80	9.340008	(6.60	)‡	0.00
JNL/AB Sustainable Global Thematic Fund - Class I
12/31/2025	614	51	0.00	11.945271	5.53	‡	0.75	12.100425	5.90		0.40
12/31/2024	338	30	0.00	11.304632	5.50		0.80	11.426715	5.93	‡	0.40
12/31/2023	558	52	0.00	10.715055	15.10		0.80	10.778251	15.51		0.45
12/31/2022+	225	24	0.00	9.309056	2.59	‡	0.80	9.331317	(6.69	)‡	0.45
JNL/American Funds Balanced Fund - Class A
12/31/2025	3,341,103	113,996	0.00	20.263184	12.40		2.70	40.523015	15.48		0.00
12/31/2024	2,986,293	116,614	0.00	18.027626	12.94		2.70	35.091692	16.05		0.00
12/31/2023	2,601,568	116,775	0.00	15.961964	10.83		2.70	30.238172	13.85		0.00
12/31/2022	2,308,484	116,750	0.00	14.402263	(16.05	)‡	2.70	26.559508	(13.76)		0.00
12/31/2021	2,604,564	112,240	0.00	13.341951	10.36		3.86	30.796705	14.71		0.00
JNL/American Funds Balanced Fund - Class I
12/31/2025	56,232	1,373	0.00	35.052072	14.90		0.80	41.819584	15.42		0.35
12/31/2024	57,462	1,622	0.00	30.506048	15.42		0.80	36.232395	15.94		0.35
12/31/2023	48,088	1,562	0.00	26.430119	13.27		0.80	31.249641	13.78		0.35
12/31/2022	43,257	1,595	0.00	23.333824	(14.15)		0.80	27.465156	(13.77)		0.35
12/31/2021	48,506	1,545	0.00	27.180651	14.17		0.80	31.849733	14.68		0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class I - October 21, 2024; JNL Small Cap Index Fund - Class I - April 26, 2021; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/AB Sustainable Global Thematic Fund - Class I - April 25, 2022.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2025	460,108	48,994	0.00	8.800582	4.03		2.60	9.929997	6.77	0.00
12/31/2024	427,441	48,088	0.00	8.459362	(1.74)		2.60	9.299997	0.87	0.00
12/31/2023	330,476	37,069	0.00	8.608746	0.27	‡	2.60	9.219997	4.65	0.00
12/31/2022	153,468	17,781	0.00	8.449173	(7.39	)‡	2.55	8.809997	(12.86)	0.00
12/31/2021+	59,611	5,944	0.00	9.972763	(0.04	)‡	2.15	10.109997	1.20 ‡	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2025	16,580	1,680	0.00	9.709458	6.27		0.80	9.906287	6.75	0.35
12/31/2024	17,398	1,880	0.00	9.136241	0.37		0.80	9.279610	0.83	0.35
12/31/2023	12,654	1,378	0.00	9.102266	2.74	‡	0.80	9.203356	4.49	0.35
12/31/2022	6,306	717	0.00	8.793302	(12.93)		0.45	8.808068	(12.84)	0.35
12/31/2021+	1,656	164	0.00	10.098957	1.09	‡	0.45	10.105847	1.16 ‡	0.35
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2025	515,243	32,324	0.00	14.683874	17.08	‡	2.35	17.380021	19.86	0.00
12/31/2024	400,210	29,751	0.00	12.462943	7.09		2.45	14.500020	9.77	0.00
12/31/2023	358,345	28,896	0.00	11.637356	5.93		2.45	13.210020	8.55	0.00
12/31/2022	323,255	27,962	0.00	10.986317	(9.75)		2.45	12.170020	(7.52)	0.00
12/31/2021	255,934	20,223	0.00	12.173859	11.76		2.45	13.160022	14.53	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2025	12,264	711	0.00	16.845400	19.26		0.80	17.477745	19.86	0.30
12/31/2024	8,855	615	0.00	14.125100	9.16		0.80	14.582257	9.71 ‡	0.30
12/31/2023	7,860	598	0.00	12.939301	8.05		0.80	13.189380	8.53	0.35
12/31/2022	6,968	575	0.00	11.975227	0.08	‡	0.80	12.152238	(7.61)‡	0.35
12/31/2021	6,987	532	0.00	13.108831	14.42		0.45	13.241678	5.80 ‡	0.30
JNL/American Funds Capital World Bond Fund - Class A
12/31/2025	284,250	29,389	0.00	7.770850	6.03		2.70	11.861158	8.93	0.00
12/31/2024	278,304	31,020	0.00	7.328627	(5.92)		2.70	10.888387	(3.34)	0.00
12/31/2023	319,304	33,972	0.00	7.789887	3.00		2.70	11.264231	5.82	0.00
12/31/2022	329,191	36,601	0.00	7.563007	(20.08	)‡	2.70	10.645186	(17.90)	0.00
12/31/2021	454,547	40,948	0.00	8.970656	(8.27)		3.16	12.966569	(5.33)	0.00
JNL/American Funds Capital World Bond Fund - Class I
12/31/2025	5,056	427	0.00	10.914113	8.32		0.80	12.014514	8.81	0.35
12/31/2024	4,081	374	0.00	10.075900	(3.75)		0.80	11.041921	(3.31)	0.35
12/31/2023	4,289	379	0.00	10.468386	5.30		0.80	11.420280	5.73	0.35
12/31/2022	4,313	403	0.00	9.941810	(18.32)		0.80	10.800955	(17.96)	0.35
12/31/2021	4,713	361	0.00	12.172165	(5.77)		0.80	13.165243	(5.34)	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2025	1,026,130	32,571	0.00	25.926695	17.85		2.80	36.578949	21.20	0.00
12/31/2024	928,907	35,337	0.00	21.998917	10.08		2.80	30.180398	13.23	0.00
12/31/2023	832,271	35,440	0.00	19.984057	18.70		2.80	26.655115	22.06	0.00
12/31/2022	649,385	33,313	0.00	16.835223	(27.07)		2.80	21.836861	(25.01)	0.00
12/31/2021	916,809	34,819	0.00	23.085357	7.98	‡	2.80	29.119510	16.08	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Global Growth Fund - Class I
12/31/2025	26,039	766	0.00	34.194562	20.58	0.80	33.749050	21.12	0.35
12/31/2024	25,394	907	0.00	28.358315	12.65	0.80	27.863166	13.16	0.35
12/31/2023	23,291	944	0.00	25.174105	21.52	0.80	24.622868	22.07	0.35
12/31/2022	18,138	897	0.00	20.715792	(25.42)	0.80	20.171592	(25.08)	0.35
12/31/2021	25,150	926	0.00	27.776315	15.54	0.80	26.925582	16.06	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2025	551,279	25,226	0.00	16.639623	10.77	3.05	26.832535	14.20	0.00
12/31/2024	565,795	29,196	0.00	15.022403	(1.09)	3.05	23.497070	1.99	0.00
12/31/2023	621,858	32,342	0.00	15.187568	12.36	3.05	23.038291	15.84	0.00
12/31/2022	567,059	33,743	0.00	13.516426	(31.91)‡	3.05	19.888816	(29.80)	0.00
12/31/2021	857,882	35,358	0.00	17.972404	2.31	3.90	28.332883	6.38	0.00
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2025	10,817	405	0.00	24.649479	13.66	0.80	27.145291	14.17	0.35
12/31/2024	10,276	439	0.00	21.687598	1.48	0.80	23.776142	1.94	0.35
12/31/2023	11,053	480	0.00	21.370964	15.17	0.80	23.323189	15.68	0.35
12/31/2022	9,314	467	0.00	18.556443	(30.15)	0.80	20.160947	(29.83)	0.35
12/31/2021	13,156	464	0.00	26.564283	5.86	0.80	28.731844	6.33	0.35
JNL/American Funds Growth Allocation Fund - Class A
12/31/2025	4,001,597	138,468	0.00	23.775912	15.33	2.70	34.392972	18.49	0.00
12/31/2024	3,600,900	146,054	0.00	20.615821	9.78	2.70	29.026916	12.80	0.00
12/31/2023	3,416,870	154,480	0.00	18.778703	14.08	2.70	25.731975	17.20	0.00
12/31/2022	3,044,031	159,257	0.00	16.460589	(21.41)‡	2.70	21.955854	(19.27)	0.00
12/31/2021	3,918,414	163,349	0.00	19.766571	5.49 ‡	3.30	27.196386	13.64	0.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2025	55,210	1,687	0.00	31.852911	17.91	0.80	32.759376	18.44 ‡	0.35
12/31/2024	47,886	1,736	0.00	27.014396	12.21	0.80	28.419830	12.66	0.40
12/31/2023	49,040	2,002	0.00	24.074462	16.65	0.80	25.225299	17.11	0.40
12/31/2022	39,849	1,906	0.00	20.638831	(19.69)	0.80	21.539324	(19.37)‡	0.40
12/31/2021	46,895	1,806	0.00	25.700452	11.63 ‡	0.80	25.960237	13.57	0.35
JNL/American Funds Growth Fund - Class A
12/31/2025	8,038,199	118,987	0.00	50.713107	15.98	3.30	80.247076	19.87	0.00
12/31/2024	6,262,938	109,934	0.00	43.726831	26.97	3.30	66.946508	31.26	0.00
12/31/2023	4,660,907	106,197	0.00	34.437805	33.57	3.30	51.004407	38.03	0.00
12/31/2022	3,081,442	95,722	0.00	25.782993	(32.42)	3.30	36.950590	(30.15)	0.00
12/31/2021	4,201,244	89,946	0.00	38.149604	2.98 ‡	3.30	52.903002	21.61	0.00
JNL/American Funds Growth Fund - Class I
12/31/2025	160,902	2,083	0.00	74.209747	19.27	0.80	77.485428	19.81	0.35
12/31/2024	134,824	2,090	0.00	62.219371	30.57	0.80	64.674095	31.16	0.35
12/31/2023	96,114	1,957	0.00	47.651228	37.36	0.80	49.307591	37.98	0.35
12/31/2022	63,941	1,796	0.00	34.690438	(30.50)	0.80	35.735560	(30.19)	0.35
12/31/2021	80,963	1,585	0.00	49.916292	21.00	0.80	51.189855	21.55	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth-Income Fund - Class A
12/31/2025	11,610,352	226,327	0.00	37.306772	13.82		3.30	62.559543	17.64	0.00
12/31/2024	10,843,772	245,910	0.00	32.777416	19.72		3.30	53.179908	23.75	0.00
12/31/2023	9,601,001	266,386	0.00	27.379174	21.60		3.30	42.972033	25.67	0.00
12/31/2022	7,972,418	274,631	0.00	22.516503	(19.52	)‡	3.30	34.194767	(16.82)	0.00
12/31/2021	9,906,526	280,142	0.00	26.079531	18.92		3.90	41.111164	23.65	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2025	171,434	2,760	0.00	57.419784	17.05		0.80	63.231940	17.57	0.35
12/31/2024	158,996	3,007	0.00	49.057524	23.13		0.80	53.780703	23.69	0.35
12/31/2023	133,436	3,116	0.00	39.842012	25.06		0.80	43.480764	25.62	0.35
12/31/2022	101,092	2,960	0.00	31.859349	(17.24)		0.80	34.613363	(16.86)	0.35
12/31/2021	121,750	2,967	0.00	38.494069	23.02		0.80	41.634400	23.58	0.35
JNL/American Funds International Fund - Class A
12/31/2025	1,338,733	70,962	0.00	13.745181	22.16		3.30	23.052105	26.25	0.00
12/31/2024	1,207,141	79,895	0.00	11.252217	(0.62)		3.30	18.258528	2.74	0.00
12/31/2023	1,347,937	90,600	0.00	11.322091	11.60		3.30	17.772385	15.33	0.00
12/31/2022	1,277,420	97,798	0.00	10.145289	(23.63	)‡	3.30	15.409515	(21.08)	0.00
12/31/2021	1,723,832	102,771	0.00	13.194338	(5.06)		3.36	19.524749	(1.82)	0.00
JNL/American Funds International Fund - Class I
12/31/2025	21,951	954	0.00	21.188714	25.61		0.80	23.332043	26.18	0.35
12/31/2024	16,874	924	0.00	16.868156	2.21		0.80	18.491053	2.67	0.35
12/31/2023	16,653	935	0.00	16.503648	14.85		0.80	18.009812	15.37	0.35
12/31/2022	14,139	914	0.00	14.369232	(21.50)		0.80	15.610848	(21.15)	0.35
12/31/2021	16,619	848	0.00	18.305285	(2.35)		0.80	19.797962	(1.91)	0.35
JNL/American Funds Moderate Allocation Fund - Class A
12/31/2025	59,985	5,472	0.00	10.926248	(0.34	)‡	1.90	11.109916	13.14	0.00
12/31/2024+	3,558	363	0.00	9.786726	(0.93	)‡	1.75	9.820008	(0.61)‡	0.00
JNL/American Funds Moderate Allocation Fund - Class I
12/31/2025	431	39	0.00	11.090247	13.03	‡	0.45	11.096868	13.09 ‡	0.40
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2025	2,301,074	100,749	0.00	19.097723	13.30		2.60	27.249854	16.29	0.00
12/31/2024	2,247,519	113,060	0.00	16.855410	6.83		2.60	23.432983	9.66	0.00
12/31/2023	2,324,010	126,641	0.00	15.777227	10.92		2.60	21.368122	13.83	0.00
12/31/2022	2,237,697	137,119	0.00	14.223987	(19.36	)‡	2.60	18.771422	(17.24)	0.00
12/31/2021	2,910,596	145,685	0.00	12.094018	3.04		6.50	22.682135	9.96	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Allocation Fund - Class A - October 21, 2024; JNL/American Funds Moderate Allocation Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2025	25,271	980	0.00	25.229798	15.70		0.80	26.648733	16.16	0.40
12/31/2024	23,731	1,067	0.00	21.806035	9.08		0.80	22.940445	9.52	0.40
12/31/2023	21,665	1,068	0.00	19.991532	13.31		0.80	20.947202	13.76	0.40
12/31/2022	18,888	1,060	0.00	17.643550	(2.92	)‡	0.80	18.413397	(17.31)‡	0.40
12/31/2021	25,130	1,163	0.00	21.611145	9.77		0.45	21.703542	9.88	0.35
JNL/American Funds New World Fund - Class A
12/31/2025	1,368,804	64,389	0.00	16.419332	24.03		2.95	26.064925	27.74	0.00
12/31/2024	1,212,216	72,015	0.00	13.238317	2.99		2.95	20.404188	6.09	0.00
12/31/2023	1,318,128	82,094	0.00	12.853934	12.11		2.95	19.232598	15.46	0.00
12/31/2022	1,211,364	86,073	0.00	11.465308	(24.67	)‡	2.95	16.657425	(22.42)	0.00
12/31/2021	1,642,948	89,363	0.00	13.620431	0.46		3.90	21.471374	4.46	0.00
JNL/American Funds New World Fund - Class I
12/31/2025	32,576	1,254	0.00	23.959210	27.10		0.80	26.384411	27.67	0.35
12/31/2024	27,780	1,363	0.00	18.850601	5.62		0.80	20.665469	6.10	0.35
12/31/2023	29,728	1,546	0.00	17.847969	14.88		0.80	19.477973	15.40	0.35
12/31/2022	23,569	1,413	0.00	15.535691	(22.82)		0.80	16.878614	(22.48)	0.35
12/31/2021	28,530	1,327	0.00	20.129890	3.94		0.80	21.772016	4.41	0.35
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2025	3,892,921	89,904	0.00	31.592829	12.96		3.30	52.985893	16.75	0.00
12/31/2024	3,644,614	97,245	0.00	27.969380	14.73		3.30	45.385944	18.60	0.00
12/31/2023	3,441,847	107,668	0.00	24.377907	13.13		3.30	38.267000	16.92	0.00
12/31/2022	3,202,179	115,693	0.00	21.548245	(11.85	)‡	3.30	32.730037	(8.90)	0.00
12/31/2021	3,693,597	119,993	0.00	16.826246	19.30		6.50	35.926081	27.31	0.00
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2025	62,266	1,179	0.00	48.652318	16.16		0.80	53.577017	16.68	0.35
12/31/2024	59,348	1,313	0.00	41.885426	18.02		0.80	45.918014	18.56	0.35
12/31/2023	46,660	1,221	0.00	35.489843	16.32		0.80	38.731107	16.84	0.35
12/31/2022	39,969	1,220	0.00	30.510912	(9.36)		0.80	33.148414	(8.95)	0.35
12/31/2021	37,965	1,055	0.00	33.662513	26.68		0.80	36.408568	27.26	0.35
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2025	363,275	20,530	0.00	16.229623	10.15		2.60	19.229991	13.05	0.00
12/31/2024	348,638	22,027	0.00	14.734246	12.35		2.60	17.009990	15.32	0.00
12/31/2023	348,927	25,107	0.00	13.115095	7.74		2.60	14.749990	10.57	0.00
12/31/2022	345,982	27,167	0.00	12.173006	(10.91	)‡	2.60	13.339990	(8.57)	0.00
12/31/2021	369,344	26,174	0.00	13.631113	18.74		2.70	14.589988	21.99	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2025	9,819	515	0.00	19.043000	12.91		0.45	19.167577	13.02	0.35
12/31/2024	6,843	405	0.00	16.865803	15.13		0.45	16.959171	15.25	0.35
12/31/2023	6,776	462	0.00	14.649347	10.41		0.45	14.715633	10.52	0.35
12/31/2022	6,034	455	0.00	13.268319	(8.71	)‡	0.45	13.315066	(8.62)	0.35
12/31/2021	5,298	364	0.00	14.406169	8.93	‡	0.80	14.570938	21.97	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Global Allocation Fund - Class A
12/31/2025	2,445,613	115,751	0.00	16.182034	15.20		3.05	25.744800	18.76	0.00
12/31/2024	2,457,565	136,477	0.00	14.047324	6.14		3.05	21.677283	9.45	0.00
12/31/2023	2,648,869	158,995	0.00	13.234643	10.54		3.05	19.806469	13.96	0.00
12/31/2022	2,639,609	178,251	0.00	11.972242	(18.07	)‡	3.05	17.380450	(15.54)	0.00
12/31/2021	3,498,419	196,890	0.00	13.281030	3.20		3.90	20.578933	7.30	0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2025	20,096	801	0.00	23.682206	18.13		0.80	25.987579	18.66	0.35
12/31/2024	19,660	926	0.00	20.047565	8.88		0.80	21.900390	9.37	0.35
12/31/2023	20,079	1,030	0.00	18.412786	13.45		0.80	20.024039	13.96	0.35
12/31/2022	18,156	1,061	0.00	16.230571	0.06	‡	0.80	17.571798	(15.62)	0.35
12/31/2021	22,135	1,094	0.00	20.735386	7.21		0.45	20.823987	7.32	0.35
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2025	680,679	47,336	0.00	11.060533	26.47		2.70	18.373460	29.78	0.00
12/31/2024	650,105	57,978	0.00	8.745300	(6.06	)‡	2.70	14.157162	(3.58)	0.00
12/31/2023	839,747	71,376	0.00	9.133188	(4.32)		2.80	14.682778	(1.61)	0.00
12/31/2022	1,234,215	102,088	0.00	9.545488	14.42	‡	2.80	14.922723	17.66	0.00
12/31/2021	793,031	76,029	0.00	7.234511	25.78		3.75	12.683174	30.59	0.00
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2025	8,090	460	0.00	16.529619	29.16		0.80	18.001040	29.73	0.35
12/31/2024	8,421	619	0.00	12.798180	(4.05)		0.80	13.875368	(3.61)	0.35
12/31/2023	10,535	746	0.00	13.338118	(2.13)		0.80	14.395014	(1.69)	0.35
12/31/2022	17,863	1,240	0.00	13.628956	17.23		0.80	14.643083	17.76	0.35
12/31/2021	8,944	732	0.00	11.625406	15.39	‡	0.80	12.434475	30.40	0.35
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2025	3,552,045	22,432	0.00	93.242521	8.06		3.05	237.397349	11.41	0.00
12/31/2024	3,905,257	27,161	0.00	86.284573	27.49		3.05	213.083483	31.46	0.00
12/31/2023	3,253,510	29,484	0.00	67.678442	45.21		3.05	162.084765	49.70	0.00
12/31/2022	2,259,323	30,330	0.00	46.607121	(39.74	)‡	3.05	108.273464	(37.88)	0.00
12/31/2021	4,084,562	33,589	0.00	61.648053	15.84		3.90	174.288204	20.45	0.00
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2025	53,838	226	0.00	201.083670	10.85		0.80	249.631693	11.35	0.35
12/31/2024	61,243	285	0.00	181.397354	30.81		0.80	224.181377	31.40	0.35
12/31/2023	47,057	286	0.00	138.676547	48.94		0.80	170.610856	49.61	0.35
12/31/2022	27,022	245	0.00	93.109592	(38.18)		0.80	114.037858	(37.90)	0.35
12/31/2021	45,429	257	0.00	150.614898	15.30	‡	0.80	183.642650	20.38	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2025	1,274,726	42,009	2.09	19.859283	39.15		2.80	43.369595	43.10	0.00
12/31/2024	594,999	27,945	1.72	14.272160	1.59		2.80	30.307962	4.49	0.00
12/31/2023	729,452	35,491	1.62	14.048805	24.82	‡	2.80	29.005624	28.35	0.00
12/31/2022	467,040	28,834	1.33	11.703333	(9.47	)‡	2.65	22.598813	(7.05)	0.00
12/31/2021	486,524	27,527	1.30	9.572503	4.34		3.91	24.312568	8.50	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Causeway International Value Select Fund - Class I
12/31/2025	35,693	817	2.00	37.024027	42.29		0.80	42.552803	43.01	0.30
12/31/2024	21,047	688	1.97	26.019382	3.98		0.80	29.755727	(5.95)‡	0.30
12/31/2023	25,480	866	1.88	25.022919	27.77		0.80	30.101308	28.34	0.35
12/31/2022	14,023	608	1.78	19.584078	2.12	‡	0.80	23.453570	(7.07)	0.35
12/31/2021	12,580	509	2.13	25.129489	8.28		0.45	25.236831	8.38	0.35
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2025	715,949	25,861	0.00	24.272975	6.04		2.80	30.597018	9.05	0.00
12/31/2024	810,818	31,574	0.00	22.890235	24.00		2.80	28.057269	27.55	0.00
12/31/2023	587,420	28,839	0.00	18.459687	40.56	‡	2.80	21.997869	44.55	0.00
12/31/2022	335,035	23,483	0.00	12.961297	(34.53)		3.05	15.218526	(32.51)	0.00
12/31/2021	523,638	24,456	0.00	19.796152	17.53		3.05	22.547819	21.17	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2025	34,854	1,152	0.00	29.343197	8.51		0.80	30.456107	9.00	0.35
12/31/2024	38,498	1,387	0.00	27.040943	26.86		0.80	27.940431	27.44	0.35
12/31/2023	32,762	1,503	0.00	21.314784	43.90		0.80	21.924364	44.54	0.35
12/31/2022	23,168	1,534	0.00	14.812647	(32.86)		0.80	15.168047	(32.56)	0.35
12/31/2021	31,665	1,413	0.00	22.063561	0.12	‡	0.80	22.491702	21.14	0.35
JNL/Cohen & Steers U.S. Realty Fund - Class A
12/31/2025	69,467	5,353	3.37	11.555630	(0.04)		2.80	14.208840	2.79	0.00
12/31/2024	85,238	6,685	4.87	11.560718	1.56		2.80	13.823018	4.46	0.00
12/31/2023	97,160	7,869	2.08	11.383486	6.64		2.80	13.233280	9.66	0.00
12/31/2022	99,927	8,762	1.02	10.674368	(27.79	)‡	2.80	12.067976	(25.74)	0.00
12/31/2021	178,027	11,450	1.45	14.241067	34.31	‡	3.90	16.251797	44.13	0.00
JNL/Cohen & Steers U.S. Realty Fund - Class I
12/31/2025	3,211	229	3.94	13.683350	2.23		0.80	14.145459	2.70	0.35
12/31/2024	3,460	253	5.42	13.384232	3.99		0.80	13.774055	4.46	0.35
12/31/2023	3,474	265	2.70	12.870593	8.54	‡	0.80	13.186107	9.51	0.35
12/31/2022	3,053	255	1.35	11.988592	(25.88)		0.45	12.041152	(25.81)	0.35
12/31/2021	5,464	338	1.72	16.174922	44.00		0.45	16.229694	44.14	0.35
JNL/DFA International Core Equity Fund - Class A
12/31/2025	559,941	32,941	1.77	15.345587	31.55		2.80	18.420061	35.29	0.00
12/31/2024	283,404	22,276	2.31	11.665209	1.06		2.80	13.615718	3.94	0.00
12/31/2023	268,256	21,667	1.95	11.543280	5.82	‡	2.80	13.099625	15.59	0.00
12/31/2022	188,999	17,436	1.44	10.359778	(6.33	)‡	2.55	11.332793	(12.05)	0.00
12/31/2021	112,912	9,048	2.16	12.112569	1.28	‡	2.45	12.885069	11.33	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2025	30,386	1,658	1.54	17.880680	34.66		0.80	18.413616	35.27	0.35
12/31/2024	21,067	1,554	2.77	13.277997	3.45		0.80	13.612340	3.92	0.35
12/31/2023	17,719	1,358	2.17	12.834765	15.04		0.80	13.098531	15.55	0.35
12/31/2022	13,368	1,183	1.84	11.157047	(12.36)		0.80	11.335333	(11.97)	0.35
12/31/2021	6,247	486	2.68	12.730589	1.75	‡	0.80	12.876112	11.24	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2025	1,174,644	14,685	0.00	52.649305	12.03	2.70	116.116441	15.09	0.00
12/31/2024	1,227,713	17,516	0.00	46.996327	17.18	2.70	100.888056	20.40	0.00
12/31/2023	1,180,916	20,073	0.00	40.105218	19.03	2.70	83.790731	22.27	0.00
12/31/2022	1,076,963	22,119	0.00	33.694162	(17.84)‡	2.70	68.527730	(15.60)	0.00
12/31/2021	1,369,406	23,417	0.00	34.356792	22.64	3.40	81.194972	26.88	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2025	40,195	343	0.00	98.703624	14.63	0.80	121.224559	15.14	0.35
12/31/2024	39,520	388	0.00	86.108330	19.80	0.80	105.280736	20.34	0.35
12/31/2023	32,096	377	0.00	71.878536	21.74	0.80	87.485651	22.28	0.35
12/31/2022	25,847	371	0.00	59.043872	(15.98)	0.80	71.542550	(15.60)	0.35
12/31/2021	25,292	306	0.00	70.269547	10.03 ‡	0.80	84.763288	26.88	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2025	639,896	21,536	0.00	24.126534	4.06	2.80	35.019375	7.01	0.00
12/31/2024	592,352	21,121	0.00	23.185612	6.21	2.80	32.724662	9.24	0.00
12/31/2023	537,179	20,688	0.00	21.829394	13.50	2.80	29.956037	16.72	0.00
12/31/2022	440,198	19,572	0.00	19.233212	(16.12)	2.80	25.665907	(13.75)	0.00
12/31/2021	507,679	19,216	0.00	22.929917	23.95	2.80	29.756497	27.46	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2025	28,228	1,316	0.00	32.664919	6.55	0.80	18.383214	7.03	0.35
12/31/2024	27,681	1,384	0.00	30.655665	8.81	0.80	17.174965	9.30	0.35
12/31/2023	21,257	1,232	0.00	28.173831	16.18	0.80	15.713206	16.71	0.35
12/31/2022	16,076	1,107	0.00	24.249198	(14.17)	0.80	13.463775	(13.78)‡	0.35
12/31/2021	17,549	1,008	0.00	28.250996	3.63 ‡	0.80	29.598850	7.42 ‡	0.30
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2025	1,468,775	67,938	0.00	13.337065	3.95	3.05	31.177001	7.18	0.00
12/31/2024	1,569,463	77,052	0.00	12.829794	(0.80)	3.05	29.089558	2.29	0.00
12/31/2023	1,692,718	83,982	0.00	12.933770	2.85	3.05	28.438618	6.03	0.00
12/31/2022	1,726,355	89,766	0.00	12.575237	(15.88)‡	3.05	26.822528	(13.28)	0.00
12/31/2021	2,296,322	102,236	0.00	12.177657	(4.25)	3.91	30.930086	(0.43)	0.00
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2025	26,946	867	0.00	26.604461	6.67	0.80	30.578180	7.20	0.30
12/31/2024	27,988	965	0.00	24.941388	1.78	0.80	28.523758	3.25 ‡	0.30
12/31/2023	26,618	938	0.00	24.506328	5.53	0.80	29.480729	6.00	0.35
12/31/2022	21,776	812	0.00	23.222908	(13.71)	0.80	27.812191	(13.32)	0.35
12/31/2021	26,229	850	0.00	26.912167	(0.32)‡	0.80	32.086219	(0.48)	0.35
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2025	117,194	9,706	0.00	10.393027	5.52	2.80	13.632918	8.52	0.00
12/31/2024	117,929	10,476	0.00	9.849498	3.94	2.80	12.562862	6.92	0.00
12/31/2023	117,645	11,035	0.00	9.476009	6.42	2.80	11.750031	9.39	0.00
12/31/2022	116,799	11,843	0.00	8.904096	(17.39)	2.80	10.741709	(15.05)	0.00
12/31/2021	151,492	12,880	0.00	10.778299	(2.05)	2.80	12.645174	0.74	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2025	3,756	282	0.00	13.305491	8.35		0.45	13.416208	8.46	0.35
12/31/2024	4,270	347	0.00	12.280180	6.80		0.45	12.369991	6.91	0.35
12/31/2023	3,146	274	0.00	11.498001	9.24		0.45	11.570449	9.35	0.35
12/31/2022	2,628	250	0.00	10.525552	(15.16)		0.45	10.581317	(15.08)	0.35
12/31/2021	3,262	263	0.00	12.406341	0.54		0.45	12.459634	0.64	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2025	1,275,679	41,927	0.00	25.351849	5.70		3.05	34.667951	8.98	0.00
12/31/2024	1,433,830	50,735	0.00	23.983663	9.69		3.05	31.811502	13.11	0.00
12/31/2023	1,635,337	64,687	0.00	21.864853	23.55		3.05	28.124992	27.36	0.00
12/31/2022	1,379,986	68,658	0.00	17.697606	(25.99	)‡	3.05	22.082515	(23.70)	0.00
12/31/2021	2,065,697	77,398	0.00	22.670236	17.45	‡	3.90	28.942868	24.01	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2025	25,349	774	0.00	32.829123	8.42		0.80	32.535542	8.91	0.35
12/31/2024	26,670	887	0.00	30.280185	12.52		0.80	29.874507	13.04	0.35
12/31/2023	28,379	1,071	0.00	26.911214	26.79		0.80	26.428241	27.36	0.35
12/31/2022	23,480	1,131	0.00	21.224442	(24.10)		0.80	20.750354	(23.75)	0.35
12/31/2021	37,203	1,357	0.00	27.961997	22.78	‡	0.80	27.215114	23.96	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2025	635,482	57,869	0.00	9.036069	4.63		2.80	12.749131	7.59	0.00
12/31/2024	648,685	62,905	0.00	8.636074	(0.29	)‡	2.80	11.849454	2.56	0.00
12/31/2023	674,749	66,340	0.00	8.750565	2.30		2.70	11.553219	5.09	0.00
12/31/2022	675,213	68,961	0.00	8.553909	(10.41	)‡	2.70	10.993666	(13.02)	0.00
12/31/2021	889,468	78,012	0.00	9.145162	(4.24)		3.90	12.639418	(0.43)	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2025	17,018	1,410	0.00	11.875676	7.43		0.45	11.974253	7.54	0.35
12/31/2024	16,986	1,512	0.00	11.054161	2.44	‡	0.45	11.134785	2.54	0.35
12/31/2023	15,733	1,440	0.00	10.904630	4.59		0.80	10.858849	5.06	0.35
12/31/2022	13,277	1,281	0.00	10.425925	(13.44)		0.80	10.335646	(13.05)	0.35
12/31/2021	14,910	1,241	0.00	12.044805	0.37	‡	0.80	11.887117	(0.52)	0.35
JNL/Dreyfus Government Money Market Fund - Class A
12/31/2025	2,199,859	168,595	3.73	7.858658	0.80		2.90	19.017580	3.79	0.00
12/31/2024	2,421,690	190,533	4.68	7.796166	1.74		2.90	18.322953	4.74	0.00
12/31/2023	2,592,337	211,724	4.30	7.662473	1.00		2.90	17.493112	4.37	0.00
12/31/2022	2,896,397	244,020	1.00	7.586855	(2.08	)‡	2.90	16.760718	0.95	0.00
12/31/2021	1,946,093	163,962	0.00	2.711276	(6.57)		6.80	16.602607	0.00	0.00
JNL/Dreyfus Government Money Market Fund - Class I
12/31/2025	76,125	4,101	4.02	15.729008	3.27		0.80	19.526156	3.74	0.35
12/31/2024	64,635	3,566	4.97	15.230770	4.21		0.80	18.822726	4.69	0.35
12/31/2023	60,412	3,445	4.77	14.615025	4.00		0.80	17.980243	4.46	0.35
12/31/2022	64,475	3,831	1.55	14.053420	0.51		0.80	17.211906	0.96	0.35
12/31/2021	30,020	1,811	0.04	13.982471	(0.57	)‡	0.80	17.048370	(0.31)	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2025	739,291	26,037	0.00	18.118844	4.57		2.75	42.082495	7.49	0.00
12/31/2024	737,068	27,739	0.00	17.326172	(1.02)		2.75	39.150262	1.76	0.00
12/31/2023	741,526	28,120	0.00	17.504474	3.91		2.75	38.473602	6.80	0.00
12/31/2022	709,012	28,433	0.00	16.846017	(15.87	)‡	2.75	36.024695	(13.53)	0.00
12/31/2021	947,929	32,535	0.00	14.702333	(4.50)		3.91	41.663627	(0.69)	0.00
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2025	13,890	327	0.00	35.288325	6.86		0.80	43.806386	7.34	0.35
12/31/2024	12,889	326	0.00	33.023387	1.38		0.80	40.810712	1.84	0.35
12/31/2023	11,300	290	0.00	32.575081	6.20	‡	0.80	40.074899	6.68	0.35
12/31/2022	8,059	219	0.00	37.369722	(13.67	)‡	0.45	37.566714	(13.59)	0.35
12/31/2021	8,960	210	0.00	35.654654	(0.04	)‡	0.80	43.472531	(0.72)	0.35
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2025	414,960	19,024	0.00	16.935951	14.02		3.05	26.000790	17.55	0.00
12/31/2024	442,239	23,595	0.00	14.854040	2.45		3.05	22.119527	5.64	0.00
12/31/2023	510,383	28,430	0.00	14.499406	(0.27)		3.05	20.939337	2.81	0.00
12/31/2022	579,247	32,769	0.00	14.539027	(6.89	)‡	3.05	20.367492	(4.01)	0.00
12/31/2021	647,440	34,697	0.00	14.334410	8.63		3.90	21.219185	12.95	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2025	3,923	152	0.00	25.963305	17.44		0.45	26.177279	17.55	0.35
12/31/2024	4,351	198	0.00	22.108289	5.39	‡	0.45	22.268209	5.49	0.35
12/31/2023	5,824	279	0.00	19.593206	0.08	‡	0.80	21.108568	2.75	0.35
12/31/2022	5,824	286	0.00	19.260328	(4.45)		0.75	20.543038	(4.07)	0.35
12/31/2021	4,546	215	0.00	20.156965	5.05	‡	0.75	21.413803	12.92	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2025	1,276,841	56,381	0.00	16.083776	8.63		3.05	29.304779	12.00	0.00
12/31/2024	1,302,860	63,694	0.00	14.805898	3.17		3.05	26.165554	6.38	0.00
12/31/2023	1,405,511	72,243	0.00	14.350945	4.94		3.05	24.595934	8.19	0.00
12/31/2022	1,464,004	80,388	0.00	13.675137	(7.29	)‡	3.05	22.735050	(4.42)	0.00
12/31/2021	1,561,713	80,949	0.00	13.214739	10.53		3.75	23.786849	14.75	0.00
JNL/Franklin Templeton Income Fund - Class I
12/31/2025	7,850	268	0.00	26.253897	11.37		0.80	29.852614	11.87 ‡	0.35
12/31/2024	6,186	235	0.00	23.574255	5.93		0.80	25.402289	6.36	0.40
12/31/2023	7,129	287	0.00	22.255004	7.68		0.80	23.884288	8.11	0.40
12/31/2022	7,740	337	0.00	20.667754	(0.66	)‡	0.80	22.092609	(4.61)‡	0.40
12/31/2021	6,667	278	0.00	24.191020	14.67		0.45	24.294318	14.79	0.35
JNL/Goldman Sachs 4 Fund - Class A
12/31/2025	4,504,118	90,433	0.00	36.299048	13.19		3.05	63.001027	16.70	0.00
12/31/2024	4,616,927	106,911	0.00	32.069241	15.61		3.05	53.987758	19.21	0.00
12/31/2023	4,637,739	126,500	0.00	27.740102	10.99		3.05	45.289358	14.42	0.00
12/31/2022	4,694,202	144,652	0.00	24.993041	(13.59	)‡	3.05	39.582270	(10.92)	0.00
12/31/2021	6,030,830	163,314	0.00	26.731054	30.68		3.61	44.436583	35.48	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs 4 Fund - Class I
12/31/2025	38,592	760	0.00	56.649695	16.11		0.80	47.826185	16.64	0.35
12/31/2024	34,010	774	0.00	48.787848	18.63		0.80	41.003905	19.17	0.35
12/31/2023	29,895	828	0.00	41.125208	13.87		0.80	34.407774	14.38	0.35
12/31/2022	27,952	883	0.00	36.115152	(11.41)		0.80	30.080757	(11.01)	0.35
12/31/2021	31,707	870	0.00	40.764879	34.80		0.80	33.801538	35.41	0.35
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2025	378,453	25,541	0.00	13.027347	7.21		2.80	16.419466	10.25	0.00
12/31/2024	410,743	30,228	0.00	12.151700	2.12		2.80	14.893009	5.03	0.00
12/31/2023	333,937	25,477	0.00	11.899139	25.37		2.80	14.179997	28.95	0.00
12/31/2022	238,806	23,219	0.00	9.491060	(24.05)		2.80	10.996528	(21.90)	0.00
12/31/2021	296,236	22,221	0.00	12.495823	(4.98)		2.80	14.079579	(2.30)	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2025	17,024	1,048	0.00	15.759238	9.75		0.80	16.423862	10.30	0.30
12/31/2024	17,148	1,163	0.00	14.359814	4.44		0.80	14.890766	(7.42)‡	0.30
12/31/2023	15,855	1,127	0.00	13.749604	28.26		0.80	14.142336	28.84	0.35
12/31/2022	10,864	994	0.00	10.719862	(22.24)		0.80	10.976682	(21.89)	0.35
12/31/2021	12,637	903	0.00	13.786233	(12.42	)‡	0.80	14.053360	(2.34)	0.35
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2025	364,347	20,645	0.00	15.845010	12.41	‡	2.55	19.564300	15.31	0.00
12/31/2024	342,137	22,101	0.00	13.943156	9.57		2.70	16.966720	12.59	0.00
12/31/2023	348,681	25,070	0.00	12.725339	5.65		2.70	15.070074	8.54	0.00
12/31/2022	391,566	30,188	0.00	12.044447	(6.48	)‡	2.70	13.884675	(1.97)	0.00
12/31/2021	160,810	11,984	0.00	12.702205	4.00	‡	2.55	14.162991	18.65	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2025	9,635	500	0.00	19.332848	15.12	‡	0.45	19.493352	15.23	0.35
12/31/2024	13,750	820	0.00	16.372049	11.98		0.80	16.916592	12.49	0.35
12/31/2023	14,492	971	0.00	14.620307	0.85	‡	0.80	15.038404	8.54	0.35
12/31/2022	16,103	1,170	0.00	13.782584	(2.16)		0.45	13.855348	(2.07)	0.35
12/31/2021	5,100	364	0.00	14.087463	18.54		0.45	14.147726	18.66	0.35
JNL/Invesco Global Growth Fund - Class A
12/31/2025	1,222,217	25,737	0.00	31.288160	11.91		3.05	66.405003	15.37	0.00
12/31/2024	1,290,190	30,967	0.00	27.959380	12.33		3.05	57.557547	15.83	0.00
12/31/2023	1,304,692	35,842	0.00	24.889409	30.49		3.05	49.690942	34.52	0.00
12/31/2022	1,092,761	39,873	0.00	19.074262	(34.22	)‡	3.05	36.939457	(10.33)‡	0.00
12/31/2021	1,787,737	43,571	0.00	24.317939	10.96		3.90	51.732645	15.08	0.25
JNL/Invesco Global Growth Fund - Class I
12/31/2025	17,588	266	0.00	67.798846	15.22	‡	0.45	65.346337	15.40	0.30
12/31/2024	16,767	291	0.00	50.303648	15.26		0.80	56.627099	15.84	0.30
12/31/2023	14,335	287	0.00	43.644237	33.90		0.80	48.884584	34.57	0.30
12/31/2022	11,207	302	0.00	32.595503	(32.56)		0.80	36.327646	(32.23)	0.30
12/31/2021	18,005	330	0.00	48.334404	10.34	‡	0.80	53.600787	15.38	0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2025	1,427,261	26,993	0.00	37.182470	3.29		2.75	72.283383	6.17	0.00
12/31/2024	1,618,600	32,137	0.00	35.998126	13.54		2.75	68.085007	16.72	0.00
12/31/2023	1,543,825	35,411	0.00	31.705373	9.05	‡	2.75	58.330496	12.08	0.00
12/31/2022	1,436,820	36,480	0.00	27.278734	(37.22	)‡	3.05	52.041884	(35.28)	0.00
12/31/2021	2,308,501	37,426	0.00	20.379997	0.22		6.80	80.412112	7.27	0.00
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2025	20,235	280	0.00	63.031955	5.64		0.80	74.306233	6.11	0.35
12/31/2024	22,479	329	0.00	59.669468	16.12		0.80	70.026577	16.65	0.35
12/31/2023	19,862	338	0.00	51.384038	11.55		0.80	60.030662	12.05	0.35
12/31/2022	15,126	288	0.00	46.063862	(35.61)		0.80	53.574342	(35.32)	0.35
12/31/2021	24,501	303	0.00	71.539774	6.74		0.80	82.831409	7.22	0.35
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2025	831,050	53,859	0.00	12.657785	11.45		3.05	18.075229	14.90	0.00
12/31/2024	863,334	63,452	0.00	11.357521	5.17		3.05	15.731355	8.44	0.00
12/31/2023	948,857	74,626	0.00	10.799523	9.25		3.05	14.506622	12.62	0.00
12/31/2022	963,450	84,189	0.00	9.885266	(21.47)		3.05	12.880697	(19.04)	0.00
12/31/2021	1,339,137	93,440	0.00	12.587895	5.62		3.05	15.910833	8.89	0.00
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2025	2,030	114	0.00	17.854867	14.68		0.45	18.002952	14.79	0.35
12/31/2024	2,323	149	0.00	15.569274	8.24	‡	0.45	15.682714	8.34	0.35
12/31/2023	2,508	174	0.00	13.757911	12.12		0.80	14.474816	12.62	0.35
12/31/2022	2,524	198	0.00	12.271003	(11.39	)‡	0.80	12.852612	(19.11)	0.35
12/31/2021	3,119	197	0.00	15.297764	2.00	‡	0.75	15.889953	8.87	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2025	753,381	44,377	0.00	15.109953	4.14		2.80	18.580306	7.10	0.00
12/31/2024	780,611	48,704	0.00	14.509071	14.60		2.80	17.348524	17.86	0.00
12/31/2023	691,391	50,250	0.00	12.660663	12.33		2.80	14.719331	15.52	0.00
12/31/2022	558,958	46,308	0.36	11.270518	(10.69)		2.80	12.742270	(8.16)	0.00
12/31/2021	483,177	36,300	0.74	12.619586	8.75		2.80	13.874210	11.84	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2025	33,992	1,849	0.00	17.888152	6.54		0.80	18.563355	7.09	0.30
12/31/2024	34,801	2,024	0.00	16.789440	17.27		0.80	17.334349	17.86	0.30
12/31/2023	28,376	1,943	0.00	14.316692	14.95		0.80	14.707111	15.53	0.30
12/31/2022	22,940	1,812	0.62	12.454220	0.89	‡	0.80	12.730313	(8.18)	0.30
12/31/2021	20,458	1,482	1.00	13.654887	2.47	‡	0.75	13.864665	11.83	0.30
JNL/JPMorgan Managed Aggressive Growth Fund - Class A
12/31/2025	1,885,748	39,030	0.00	34.168884	11.78		2.60	70.278740	14.72	0.00
12/31/2024	1,934,569	45,399	0.00	30.568649	10.70		2.60	61.260321	13.64	0.00
12/31/2023	2,010,784	52,970	0.00	27.613179	19.06		2.60	53.909695	22.19	0.00
12/31/2022	1,825,640	58,042	0.00	23.192129	(24.14	)‡	2.60	44.119166	(9.13)‡	0.00
12/31/2021	2,558,413	62,427	0.00	23.270582	12.04		3.75	53.408383	16.03	0.25

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan Managed Aggressive Growth Fund - Class I
12/31/2025	14,035	290	0.00	59.279884	14.15		0.80	66.239409	14.61		0.40
12/31/2024	12,490	312	0.00	51.931123	13.09		0.80	57.796265	13.54		0.40
12/31/2023	11,654	331	0.00	45.921310	21.60		0.80	50.902521	22.08		0.40
12/31/2022	9,696	336	0.00	37.765325	(8.28	)‡	0.80	41.695138	(22.26	)‡	0.40
12/31/2021	16,314	432	0.00	36.473166	16.17		0.45	36.629019	16.29		0.35
JNL/JPMorgan Managed Conservative Fund - Class A
12/31/2025	584,634	34,350	0.00	12.796228	6.37		2.70	22.705865	9.28		0.00
12/31/2024	627,679	39,835	0.00	12.029508	1.86		2.70	20.776782	4.66		0.00
12/31/2023	720,885	47,282	0.00	11.809919	5.67		2.70	19.851349	8.55		0.00
12/31/2022	780,757	54,910	0.00	11.176291	(16.88	)‡	2.70	17.315158	(14.86	)‡	0.30
12/31/2021	1,061,941	62,879	0.00	11.325103	(0.04)		3.70	20.511604	3.47		0.25
JNL/JPMorgan Managed Conservative Fund - Class I
12/31/2025	2,480	140	0.00	17.169293	9.10		0.45	17.311916	9.21		0.35
12/31/2024	2,516	153	0.00	15.736914	4.56		0.45	15.851660	4.67		0.35
12/31/2023	2,269	149	0.00	15.049949	8.37		0.45	15.144440	8.48		0.35
12/31/2022	2,925	209	0.00	13.887134	(14.77)		0.45	13.960372	(14.69)		0.35
12/31/2021	2,270	138	0.00	16.294147	3.67		0.45	16.363788	3.77		0.35
JNL/JPMorgan Managed Growth Fund - Class A
12/31/2025	3,595,361	81,191	0.00	27.824706	10.50		3.05	64.837553	13.92		0.00
12/31/2024	3,769,248	95,664	0.00	25.181117	8.97		3.05	56.915740	12.36		0.00
12/31/2023	4,000,078	112,625	0.00	23.107986	16.45		3.05	50.653250	20.04		0.00
12/31/2022	3,774,823	125,920	0.00	19.844304	(23.50	)‡	3.05	42.196125	(21.14	)‡	0.00
12/31/2021	5,331,846	138,159	0.00	21.711732	10.20		3.80	50.424867	14.18		0.25
JNL/JPMorgan Managed Growth Fund - Class I
12/31/2025	22,412	558	0.00	35.890595	13.75		0.45	61.097382	13.81		0.40
12/31/2024	22,638	653	0.00	31.551959	12.18	‡	0.45	53.684766	12.23		0.40
12/31/2023	22,321	759	0.00	43.152426	19.48		0.80	47.833116	19.96		0.40
12/31/2022	18,135	754	0.00	36.115538	(10.82	)‡	0.80	39.873620	(21.22	)‡	0.40
12/31/2021	22,251	664	0.00	29.793157	14.30		0.45	29.919954	14.42		0.35
JNL/JPMorgan Managed Moderate Fund - Class A
12/31/2025	1,456,392	64,705	0.00	15.776438	7.50		3.05	30.157693	10.83		0.00
12/31/2024	1,569,834	76,298	0.00	14.675632	3.89		3.05	27.210647	7.13		0.00
12/31/2023	1,738,711	89,324	0.00	14.125784	8.78		3.05	25.400120	12.14		0.00
12/31/2022	1,809,529	102,854	0.00	12.986143	(19.01	)‡	3.05	22.651304	(6.64	)‡	0.00
12/31/2021	2,499,769	116,977	0.00	14.347749	2.89		3.70	25.764338	6.44		0.30
JNL/JPMorgan Managed Moderate Fund - Class I
12/31/2025	4,098	182	0.00	26.548372	10.28		0.80	22.535978	10.67		0.45
12/31/2024	2,990	147	0.00	24.072880	6.54		0.80	20.363209	6.92	‡	0.45
12/31/2023	3,135	164	0.00	22.594901	3.72	‡	0.80	24.403273	12.07		0.40
12/31/2022	2,674	155	0.00	17.002519	(16.63)		0.45	21.774859	(16.59	)‡	0.40
12/31/2021	4,028	196	0.00	20.394731	6.57		0.45	20.481898	6.68		0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan Managed Moderate Growth Fund - Class A
12/31/2025	3,288,845	95,524	0.00	21.995242	8.94		3.00	50.546529	12.26		0.00
12/31/2024	3,502,383	112,627	0.00	20.189507	6.48		3.00	45.025495	9.74		0.00
12/31/2023	3,764,814	131,054	0.00	18.961571	12.63		3.00	41.030371	16.05		0.00
12/31/2022	3,729,926	148,659	0.00	16.835030	(21.34	)‡	3.00	35.354978	(7.74	)‡	0.00
12/31/2021	5,218,913	166,159	0.00	13.954297	5.65		4.80	41.105602	10.57		0.25
JNL/JPMorgan Managed Moderate Growth Fund - Class I
12/31/2025	6,663	194	0.00	29.116612	12.09		0.45	47.633625	12.14		0.40
12/31/2024	6,547	234	0.00	25.976658	9.55		0.45	42.475528	9.60		0.40
12/31/2023	7,372	262	0.00	23.712512	15.84		0.45	38.753830	15.90		0.40
12/31/2022	6,568	271	0.00	20.469436	(19.06)		0.45	33.436955	(19.02	)‡	0.40
12/31/2021	8,139	271	0.00	25.289866	10.67		0.45	25.397947	10.78		0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2025	2,854,068	24,539	0.00	67.777543	4.83		3.05	172.548573	8.08		0.00
12/31/2024	2,885,095	26,549	0.00	64.651819	10.67		3.05	159.647531	14.12		0.00
12/31/2023	2,709,166	28,175	0.00	58.416971	19.52		3.05	139.894952	23.21		0.00
12/31/2022	2,193,969	27,791	0.00	48.877770	(29.26	)‡	3.05	113.542911	(27.08)		0.00
12/31/2021	3,270,927	29,811	0.00	55.071734	6.78		3.90	155.706167	11.03		0.00
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2025	49,491	287	0.00	143.509771	7.54		0.80	178.157230	8.03		0.35
12/31/2024	49,101	308	0.00	133.445954	13.55		0.80	164.920016	14.06		0.35
12/31/2023	43,455	308	0.00	117.526383	22.60		0.80	144.590038	23.16		0.35
12/31/2022	31,131	271	0.00	95.858319	(27.45)		0.80	117.404253	(27.12)		0.35
12/31/2021	49,018	313	0.00	132.121703	6.80	‡	0.80	161.094105	10.97		0.35
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
12/31/2025	41,012	3,711	0.00	10.932409	6.57		2.10	11.210003	8.83		0.00
12/31/2024+	14,034	1,366	0.00	10.258132	3.70	‡	2.10	10.300003	3.73	‡	0.00
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
12/31/2025	2,211	198	0.00	11.142955	14.41	‡	0.80	11.203085	8.84	‡	0.35
12/31/2024+	116	11	0.00	10.291008	3.64	‡	0.45	10.292053	3.65	‡	0.40
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2025	828,998	38,207	0.00	13.132632	3.56		2.90	31.930090	6.61		0.00
12/31/2024	829,453	40,472	0.00	12.681281	(1.76)		2.90	29.951515	1.15		0.00
12/31/2023	855,781	41,845	0.00	12.907916	1.19		2.90	29.610394	4.16		0.00
12/31/2022	867,359	43,694	0.00	12.756177	(14.18	)‡	2.90	28.427802	(11.66)		0.00
12/31/2021	1,168,697	51,271	0.00	11.851579	(5.75)		3.75	32.180264	(2.14)		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A - October 21, 2024; JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2025	20,680	643	0.00	26.746642	6.10		0.80	33.204049	6.58	0.35
12/31/2024	22,111	736	0.00	25.209241	0.55		0.80	31.155079	1.01	0.35
12/31/2023	21,043	706	0.00	25.070406	3.68		0.80	30.843616	4.14	0.35
12/31/2022	20,229	705	0.00	24.181111	(12.09)		0.80	29.616382	(11.69)	0.35
12/31/2021	18,218	565	0.00	27.506377	(0.18	)‡	0.80	33.538183	(2.17)	0.35
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2025	914,423	37,978	0.00	17.306687	10.44		3.05	30.854272	13.86	0.00
12/31/2024	885,829	41,486	0.00	15.670865	11.25		3.05	27.098348	14.72	0.00
12/31/2023	867,657	46,112	0.00	14.086029	5.74		3.05	23.621187	9.00	0.00
12/31/2022	891,964	51,052	0.00	13.320763	(5.86	)‡	3.05	21.669873	(2.96)	0.00
12/31/2021	844,732	46,348	0.00	8.441479	19.35		6.50	22.330089	27.36	0.00
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2025	23,569	765	0.00	27.773190	13.30		0.80	31.402003	13.81	0.35
12/31/2024	22,208	818	0.00	24.512722	14.16		0.80	27.591246	14.68 ‡	0.35
12/31/2023	20,529	864	0.00	21.472417	8.47		0.80	22.979845	8.90	0.40
12/31/2022	20,187	925	0.00	19.795745	(3.42)		0.80	22.082021	(2.98)	0.35
12/31/2021	14,762	658	0.00	20.496120	6.73	‡	0.80	22.760883	27.31	0.35
JNL/Lazard International Quality Growth Fund - Class A
12/31/2025	123,860	6,927	0.98	15.667575	8.92	‡	2.20	20.708591	11.35	0.00
12/31/2024	115,455	7,118	2.94	14.051823	(1.80	)‡	2.40	18.598238	0.59	0.00
12/31/2023	118,797	7,294	1.30	13.711875	13.30		2.80	18.488321	16.51	0.00
12/31/2022	97,183	6,858	2.59	12.102224	(5.70	)‡	2.80	15.868505	(17.09)	0.00
12/31/2021	108,360	6,263	0.43	15.744524	4.05		2.25	19.138700	6.42	0.00
JNL/Lazard International Quality Growth Fund - Class I
12/31/2025	4,761	247	1.16	18.731230	11.19		0.45	18.886726	11.30	0.35
12/31/2024	5,231	302	3.31	16.846880	0.48		0.45	16.969754	0.58	0.35
12/31/2023	4,700	275	1.53	16.767077	16.30		0.45	16.872379	16.42	0.35
12/31/2022	4,013	273	2.71	14.417142	(17.22)		0.45	14.493208	(17.14)	0.35
12/31/2021	4,657	263	0.76	17.415834	6.24		0.45	17.490273	6.35	0.35
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2025	485,749	22,472	0.00	19.004016	13.88		3.05	23.816526	17.45	0.00
12/31/2024	412,394	22,143	0.04	16.687342	18.73		3.05	20.278323	22.45	0.00
12/31/2023	398,965	25,904	0.05	14.054487	32.33	‡	3.05	16.560264	36.41	0.00
12/31/2022	281,119	24,582	0.00	10.574786	(28.53)		3.15	12.139878	(26.25)	0.00
12/31/2021	407,520	25,924	0.00	14.796098	2.34		3.15	16.460852	5.61	0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2025	9,944	422	0.00	23.559149	17.30	‡	0.45	23.821036	17.47	0.30
12/31/2024	6,498	323	0.34	19.640297	21.76		0.80	20.277672	5.20 ‡	0.30
12/31/2023	5,127	312	0.40	16.130075	5.30	‡	0.80	16.525645	36.37	0.35
12/31/2022	2,103	174	0.02	12.065533	(26.30)		0.45	12.091987	(26.27)	0.40
12/31/2021	2,684	164	0.00	16.371859	5.35		0.45	16.399580	5.40	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2025	471,794	43,218	4.65	9.964598	2.92		2.80	11.682240	5.84	0.00
12/31/2024	414,288	39,725	6.43	9.682061	2.18		2.80	11.037589	5.10	0.00
12/31/2023	394,225	39,292	3.05	9.475372	2.48		2.80	10.502101	5.38	0.00
12/31/2022	350,549	36,368	0.61	9.245972	(7.56)		2.80	9.965618	(4.95)	0.00
12/31/2021	249,985	24,341	0.26	10.002636	(1.84	)‡	2.80	10.484292	0.33	0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2025	24,553	2,117	5.48	11.358065	5.43		0.80	11.651782	5.91	0.35
12/31/2024	17,646	1,610	6.00	10.772803	4.50		0.80	11.001787	4.98	0.35
12/31/2023	14,472	1,385	2.90	10.308606	4.86		0.80	10.480190	5.33	0.35
12/31/2022	16,650	1,677	0.92	9.830550	(0.46	)‡	0.80	9.949579	(5.06)	0.35
12/31/2021	12,915	1,234	0.40	10.409723	(0.34	)‡	0.75	10.480008	0.33	0.35
JNL/Mellon Bond Index Fund - Class A
12/31/2025	922,578	61,646	0.00	9.997955	3.67		2.85	19.794182	6.67	0.00
12/31/2024	911,175	64,890	0.00	9.643626	(2.15)		2.85	18.556039	0.70	0.00
12/31/2023	927,122	65,908	0.00	9.855390	2.00		2.85	18.427400	4.95	0.00
12/31/2022	912,174	67,364	0.00	9.661682	(15.96	)‡	2.85	17.559096	(13.54)	0.00
12/31/2021	1,188,210	75,114	0.00	9.303877	(5.92)		3.91	20.308734	(2.17)	0.00
JNL/Mellon Bond Index Fund - Class I
12/31/2025	23,745	1,200	0.00	20.181035	6.50		0.45	19.492279	6.66	0.30
12/31/2024	21,854	1,174	0.00	18.948612	0.54	‡	0.45	18.274443	2.18 ‡	0.30
12/31/2023	18,919	1,017	0.00	16.261281	4.40		0.80	18.965198	4.87	0.35
12/31/2022	18,354	1,033	0.00	15.575403	(13.95)		0.80	18.083882	(13.56)	0.35
12/31/2021	22,362	1,095	0.00	18.099730	0.64	‡	0.80	20.920688	(2.13)	0.35
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2025	1,031,200	39,441	0.00	18.601760	29.63		2.55	36.716405	32.98	0.00
12/31/2024	800,494	40,272	0.00	14.349527	34.86		2.55	27.611330	38.37	0.00
12/31/2023	483,487	33,344	0.00	10.639994	49.81		2.55	19.955029	53.66	0.00
12/31/2022	148,526	15,536	0.00	7.102479	(42.80	)‡	2.55	12.986105	(41.33)	0.00
12/31/2021	326,497	19,760	0.00	9.605409	11.42		3.71	22.133481	15.64	0.00
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2025	16,772	454	0.00	31.733117	32.40		0.80	38.111902	33.00	0.35
12/31/2024	13,305	476	0.00	23.966901	37.75		0.80	28.655238	38.37	0.35
12/31/2023	8,771	434	0.00	17.399438	53.00		0.80	20.709146	53.69	0.35
12/31/2022	3,079	235	0.00	11.371879	(31.21	)‡	0.80	13.474268	(41.33)	0.35
12/31/2021	5,589	251	0.00	22.869430	15.46		0.45	22.967635	15.57	0.35
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2025	1,200,556	16,880	0.00	44.608032	1.91		3.05	100.123970	5.07	0.00
12/31/2024	1,422,437	20,788	0.00	43.772553	20.93		3.05	95.297129	24.70	0.00
12/31/2023	1,434,149	25,862	0.00	36.195714	34.44		3.05	76.421768	38.59	0.00
12/31/2022	1,009,530	24,944	0.00	26.923778	(37.86	)‡	3.05	55.142376	(35.94)	0.00
12/31/2021	1,924,691	30,085	0.00	35.769936	10.07	‡	3.90	86.075455	22.54	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2025	13,682	136	0.00	86.450020	4.59		0.80	103.825846	5.06	0.35
12/31/2024	16,615	173	0.00	82.655409	24.15		0.80	98.822353	24.71	0.35
12/31/2023	16,170	208	0.00	66.576297	37.96		0.80	79.239008	38.58	0.35
12/31/2022	14,136	251	0.00	48.257802	(36.23)		0.80	57.179225	(35.94)	0.35
12/31/2021	16,946	194	0.00	75.674407	21.98		0.80	89.262819	22.53	0.35
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2025	317,277	20,109	0.00	14.324564	(2.03	)‡	2.45	17.540008	0.40	0.00
12/31/2024	354,489	22,288	0.00	14.515576	10.64	‡	2.55	17.470009	13.52	0.00
12/31/2023	360,757	25,444	0.00	12.955467	(1.10)		2.75	15.390009	1.65	0.00
12/31/2022	530,859	37,587	0.00	13.099342	(7.73	)‡	2.75	15.140009	(3.20)	0.00
12/31/2021	247,956	16,779	0.00	13.938322	13.20		2.70	15.640012	16.28	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2025	9,194	529	0.00	16.885595	(0.02)		0.80	17.525657	0.43	0.35
12/31/2024	8,089	467	0.00	16.889144	12.96		0.80	17.450619	13.47	0.35
12/31/2023	8,972	587	0.00	14.952048	1.20		0.80	15.379374	1.66	0.35
12/31/2022	13,545	900	0.00	14.774573	(3.61)		0.80	15.128798	(3.18)	0.35
12/31/2021	4,219	271	0.00	15.327831	15.77		0.80	15.625025	16.30	0.35
JNL/Mellon Dow Index Fund - Class A
12/31/2025	1,196,263	27,979	0.00	28.704995	11.02		2.80	60.269987	14.17	0.00
12/31/2024	1,193,379	31,540	0.00	25.856441	11.04		2.80	52.789984	14.21	0.00
12/31/2023	1,182,507	35,324	0.00	23.284893	12.26		2.80	46.219981	15.43	0.00
12/31/2022	1,158,021	39,470	0.00	20.742735	(10.01	)‡	2.80	40.039984	(7.46)	0.00
12/31/2021	1,347,945	42,027	0.00	17.597069	15.45		4.00	43.269979	20.16	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2025	23,666	402	0.00	51.466810	13.66	‡	0.80	58.763319	14.22	0.30
12/31/2024	24,385	473	0.00	52.418638	14.11	‡	0.45	51.445348	1.40 ‡	0.30
12/31/2023	25,361	560	0.00	39.824723	14.92		0.80	46.226393	15.43	0.35
12/31/2022	22,193	565	0.00	34.655154	(7.88)		0.80	40.045871	(7.47)	0.35
12/31/2021	23,104	545	0.00	37.620975	7.86	‡	0.80	43.279371	20.17	0.35
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2025	835,593	58,244	0.00	11.730806	27.43		2.70	17.278513	30.92	0.00
12/31/2024	698,630	63,046	0.00	9.205872	2.73		2.70	13.198227	5.56	0.00
12/31/2023	757,038	71,259	0.00	8.960838	6.36		2.70	12.502977	9.26	0.00
12/31/2022	736,791	74,806	0.00	8.424998	(21.12	)‡	2.70	11.443014	(18.97)	0.00
12/31/2021	965,883	78,421	0.00	9.925345	(6.74)		3.41	14.121404	(3.50)	0.00
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2025	20,024	1,165	0.00	16.029870	30.34		0.80	17.222063	30.99	0.30
12/31/2024	18,081	1,375	0.00	12.298430	5.07		0.80	13.147234	0.26 ‡	0.30
12/31/2023	17,713	1,419	0.00	11.705504	8.76		0.80	12.640260	9.24	0.35
12/31/2022	15,373	1,344	0.00	10.763132	(19.27)		0.80	11.570584	(18.91)	0.35
12/31/2021	18,244	1,294	0.00	13.332554	(1.51	)‡	0.80	14.268575	(3.51)	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Energy Sector Fund - Class A
12/31/2025	1,320,520	27,238	0.00	30.597111	3.63		3.05	68.649109	6.84	0.00
12/31/2024	1,515,976	33,032	0.00	29.525610	2.76		3.05	64.254617	5.96	0.00
12/31/2023	1,790,756	40,893	0.00	28.732785	(4.20)		3.05	60.640605	(1.24)	0.00
12/31/2022	2,696,809	59,994	0.00	29.993064	56.51	‡	3.05	61.404124	61.35	0.00
12/31/2021	1,277,370	45,354	0.00	15.786472	48.76		3.91	38.057323	54.69	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2025	18,273	264	0.00	59.312346	6.39		0.80	71.234186	6.87	0.35
12/31/2024	20,330	313	0.00	55.750016	5.47		0.80	66.655112	5.95	0.35
12/31/2023	20,871	339	0.00	52.857487	(1.67)		0.80	62.911372	(1.23)	0.35
12/31/2022	29,762	475	0.00	53.756082	60.59		0.80	63.694419	61.32	0.35
12/31/2021	12,668	328	0.00	33.473446	29.30	‡	0.80	39.483781	54.64	0.35
JNL/Mellon Financial Sector Fund - Class A
12/31/2025	1,386,537	40,963	0.00	21.218281	12.69		3.05	47.623214	16.18	0.00
12/31/2024	1,377,869	46,771	0.00	18.828202	26.43		3.05	40.989213	30.37	0.00
12/31/2023	1,146,615	50,293	0.00	14.892282	11.95	‡	3.05	31.441523	15.41	0.00
12/31/2022	1,237,472	61,886	0.00	12.991949	(15.59	)‡	3.15	27.243838	(12.89)	0.00
12/31/2021	1,488,981	64,016	0.00	13.880528	24.75		3.61	31.276919	29.34	0.00
JNL/Mellon Financial Sector Fund - Class I
12/31/2025	24,737	519	0.00	41.166965	15.65		0.80	49.414689	16.17	0.35
12/31/2024	23,899	579	0.00	35.595569	29.78		0.80	42.534917	30.36	0.35
12/31/2023	19,315	609	0.00	27.426781	14.92		0.80	32.628588	15.39	0.35
12/31/2022	19,394	700	0.00	23.866075	(13.24)		0.80	28.276254	(12.87)	0.35
12/31/2021	22,608	715	0.00	27.509578	4.73	‡	0.80	32.452794	29.33	0.35
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2025	2,497,271	43,394	0.00	36.173954	11.04		3.05	81.194106	14.47	0.00
12/31/2024	2,614,010	51,447	0.00	32.578611	(1.06)		3.05	70.927814	2.02	0.00
12/31/2023	2,999,232	59,602	0.00	32.928099	(1.46)		3.05	69.523462	1.58	0.00
12/31/2022	3,343,599	66,687	0.00	33.417075	(8.58	)‡	3.05	68.441956	(5.76)	0.00
12/31/2021	3,882,286	72,015	0.00	30.179413	15.60		3.90	72.622727	20.20	0.00
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2025	33,698	413	0.00	70.056466	13.96		0.80	84.142376	14.47	0.35
12/31/2024	32,236	451	0.00	61.476758	1.56		0.80	73.505983	2.02	0.35
12/31/2023	33,145	470	0.00	60.531031	1.13		0.80	72.048515	1.59	0.35
12/31/2022	34,118	491	0.00	59.852891	(6.18)		0.80	70.922353	(5.76)	0.35
12/31/2021	34,546	470	0.00	63.793260	19.64		0.80	75.253185	20.19	0.35
JNL/Mellon Industrials Sector Fund - Class A
12/31/2025	352,639	16,025	0.00	19.614154	15.00		2.65	24.420314	18.09	0.00
12/31/2024	257,883	13,669	0.00	17.055929	3.88	‡	2.65	20.680270	15.72	0.00
12/31/2023	205,568	12,466	0.00	15.328249	17.25	‡	2.40	17.870236	20.09	0.00
12/31/2022	171,946	12,362	0.00	12.874050	10.61	‡	2.75	14.880205	(8.71)	0.00
12/31/2021	223,439	14,495	0.00	14.524509	17.70		2.70	16.300228	20.92	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Industrials Sector Fund - Class I
12/31/2025	9,585	396	0.00	23.512384	17.49		0.80	24.403757	18.02	0.35
12/31/2024	8,288	403	0.00	20.012044	15.23		0.80	20.677473	15.75	0.35
12/31/2023	5,223	294	0.00	17.367792	19.57		0.80	17.864291	20.11	0.35
12/31/2022	5,006	338	0.00	14.524998	(9.08)		0.80	14.873497	(8.67)	0.35
12/31/2021	4,706	290	0.00	15.975118	5.49	‡	0.80	16.285041	20.94	0.35
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2025	6,813,441	85,449	0.00	50.002897	17.10		3.05	112.210238	20.73	0.00
12/31/2024	6,398,792	95,937	0.00	42.701543	31.18		3.05	92.946493	35.27	0.00
12/31/2023	5,064,676	101,655	0.00	32.551699	53.45		3.05	68.713858	58.19	0.00
12/31/2022	3,147,648	98,812	0.00	21.212668	(34.02	)‡	3.05	43.436709	(31.99)	0.00
12/31/2021	5,442,438	114,685	0.00	26.539808	28.11		3.90	63.864342	33.21	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2025	126,515	1,125	0.00	96.923680	20.19		0.80	116.405501	20.73	0.35
12/31/2024	118,840	1,271	0.00	80.644638	34.64		0.80	96.419484	35.25	0.35
12/31/2023	83,706	1,204	0.00	59.895695	57.53		0.80	71.288551	58.24	0.35
12/31/2022	51,165	1,162	0.00	38.021680	(32.31)		0.80	45.051181	(32.00)	0.35
12/31/2021	81,118	1,260	0.00	56.166860	32.62		0.80	66.253119	33.22	0.35
JNL/Mellon International Index Fund - Class A
12/31/2025	2,750,880	85,371	0.00	21.524121	27.68		2.95	43.653140	31.50	0.00
12/31/2024	1,847,870	74,752	0.00	16.857947	(0.08)		2.95	33.195672	2.92	0.00
12/31/2023	2,059,612	84,923	0.00	16.872059	13.82		2.95	32.252611	17.21	0.00
12/31/2022	1,905,756	90,898	0.23	14.823961	(16.69	)‡	2.95	27.516357	(14.20)	0.00
12/31/2021	2,385,338	96,356	0.00	14.738655	6.25		3.90	32.070518	10.47	0.00
JNL/Mellon International Index Fund - Class I
12/31/2025	70,811	1,618	0.00	38.149382	30.81		0.80	43.007524	31.47	0.30
12/31/2024	53,270	1,597	0.00	29.163212	2.43		0.80	32.713010	2.95	0.30
12/31/2023	53,661	1,653	0.00	28.470714	16.64		0.80	31.776078	17.22	0.30
12/31/2022	46,604	1,677	0.54	24.409860	(14.59)		0.80	27.108227	(14.16)	0.30
12/31/2021	50,273	1,554	0.00	28.580088	(0.73	)‡	0.80	31.581593	2.52 ‡	0.30
JNL/Mellon Materials Sector Fund - Class A
12/31/2025	146,027	8,852	0.00	14.706445	11.45		2.65	18.309996	14.44	0.00
12/31/2024	125,135	8,575	0.00	13.195885	(9.83	)‡	2.65	15.999996	(2.32)	0.00
12/31/2023	161,080	10,652	0.00	13.962831	11.36	‡	2.55	16.379997	14.23	0.00
12/31/2022	174,837	13,060	0.00	12.406696	(12.98	)‡	2.75	14.339997	(11.92)	0.00
12/31/2021	180,506	11,723	0.00	14.509007	24.98		2.70	16.279997	28.39	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2025	5,199	286	0.00	18.142733	14.37		0.45	18.293052	14.49	0.35
12/31/2024	3,754	236	0.00	15.863016	(2.47	)‡	0.45	15.978445	(2.38)	0.35
12/31/2023	4,401	270	0.00	15.912485	13.68		0.80	16.367400	14.19	0.35
12/31/2022	4,584	321	0.00	13.997287	(12.27)		0.80	14.333519	(11.88)	0.35
12/31/2021	6,297	389	0.00	15.955634	4.49	‡	0.80	16.265351	28.43	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2025	8,582,598	76,806	0.00	76.574124	16.67		3.05	146.389445	20.28	0.00
12/31/2024	7,593,519	80,944	0.00	65.633851	21.31		3.05	121.704796	25.09	0.00
12/31/2023	6,614,095	87,265	0.00	54.103379	49.57	‡	3.05	97.293171	54.19	0.00
12/31/2022	3,965,249	79,689	0.00	35.524096	(34.88	)‡	3.15	63.100836	(32.80)	0.00
12/31/2021	6,351,303	84,691	0.00	47.915424	21.85		3.90	93.904442	26.70	0.00
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2025	175,342	1,421	0.00	130.225275	19.73		0.80	144.823676	20.33	0.30
12/31/2024	146,624	1,437	0.00	108.761507	24.53		0.80	120.350452	6.21 ‡	0.30
12/31/2023	122,979	1,526	0.00	87.336601	53.49		0.80	77.768498	54.18	0.35
12/31/2022	73,493	1,407	0.00	56.900637	(33.10)		0.80	50.440025	(32.80)	0.35
12/31/2021	118,483	1,494	0.00	85.059330	26.15		0.80	75.063861	26.72	0.35
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2025	166,577	12,821	0.00	11.442995	0.52	‡	2.80	14.406895	3.37	0.00
12/31/2024	175,419	13,808	0.00	11.664299	1.80	‡	2.45	13.936988	4.34	0.00
12/31/2023	160,927	13,056	0.00	11.601940	8.50	‡	2.25	13.357134	10.96	0.00
12/31/2022	158,227	14,077	0.00	10.553980	(27.91	)‡	2.50	12.037423	(26.09)	0.00
12/31/2021	226,095	14,678	0.00	14.302601	34.59		3.05	16.286522	38.76	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2025	8,649	607	0.00	13.824676	2.90		0.80	14.348817	3.36	0.35
12/31/2024	11,187	811	0.00	13.435635	3.87		0.80	13.882433	4.34	0.35
12/31/2023	11,350	858	0.00	12.935433	10.50		0.80	13.305243	11.00	0.35
12/31/2022	11,005	922	0.00	11.706379	(26.41)		0.80	11.987133	(26.08)	0.35
12/31/2021	14,684	909	0.00	15.907477	12.76	‡	0.80	16.216055	38.77	0.35
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2025	2,899,607	48,243	0.00	37.035361	3.43		3.30	81.665606	6.90	0.00
12/31/2024	3,076,956	54,243	0.00	35.806110	9.64		3.30	76.392031	13.34	0.00
12/31/2023	3,027,254	59,840	0.00	32.658976	12.06		3.30	67.403470	15.81	0.00
12/31/2022	2,759,452	62,350	0.00	29.143765	(16.34	)‡	3.30	58.201419	(13.54)	0.00
12/31/2021	3,481,602	67,149	0.00	30.938350	19.39		3.90	67.318073	24.13	0.00
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2025	77,619	953	0.00	71.137883	6.41		0.80	80.196007	6.94	0.30
12/31/2024	77,222	1,012	0.00	66.854449	12.75		0.80	74.991184	7.25 ‡	0.30
12/31/2023	69,309	1,026	0.00	59.291786	15.19		0.80	69.150862	15.71	0.35
12/31/2022	62,833	1,073	0.00	51.471351	(13.96)		0.80	59.761278	(13.57)	0.35
12/31/2021	66,195	980	0.00	59.821994	4.62	‡	0.80	69.145659	24.10	0.35
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2025	15,545,723	254,222	0.00	37.425276	13.48		3.30	82.548923	17.28	0.00
12/31/2024	14,043,536	267,096	0.00	32.980701	20.33		3.30	70.383980	24.39	0.00
12/31/2023	12,023,974	281,826	0.00	27.408300	21.60		3.30	56.582898	25.67	0.00
12/31/2022	9,739,080	283,503	0.00	22.538911	(21.17	)‡	3.30	45.023933	(18.53)	0.00
12/31/2021	12,044,313	282,042	0.00	25.397994	23.20		3.90	55.264911	28.09	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Small Cap Index Fund - Class A
12/31/2025	2,101,469	44,490	0.00	29.100337	2.14		3.30	64.168415	5.57	0.00
12/31/2024	2,254,407	49,895	0.00	28.491088	4.50		3.30	60.785496	8.03	0.00
12/31/2023	2,345,443	55,486	0.00	27.263326	11.83		3.30	56.267791	15.57	0.00
12/31/2022	2,099,400	56,719	0.00	24.380216	(19.34	)‡	3.30	48.688344	(16.64)	0.00
12/31/2021	2,685,152	59,681	0.00	26.842685	21.30		3.90	58.408887	26.12	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2025	55,844	873	0.00	55.905364	5.05		0.80	63.024664	5.58	0.30
12/31/2024	66,470	1,095	0.00	53.215558	7.47		0.80	59.693053	9.85 ‡	0.30
12/31/2023	60,124	1,066	0.00	49.517371	15.00		0.80	57.751705	15.52	0.35
12/31/2022	50,199	1,026	0.00	43.058408	(17.04)		0.80	49.993794	(16.67)	0.35
12/31/2021	60,187	1,027	0.00	51.902868	17.00	‡	0.80	59.993036	26.03	0.35
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2025	4,387,230	170,277	0.00	22.325219	13.14		3.05	28.669987	16.64	0.00
12/31/2024	4,608,541	205,970	0.00	19.732986	19.61		3.05	24.579985	23.33	0.00
12/31/2023	4,501,099	244,945	0.00	16.498122	22.05		3.05	19.929984	25.82	0.00
12/31/2022	4,136,700	279,586	0.00	13.517499	(22.32)		3.05	15.839985	(19.92)	0.00
12/31/2021	6,055,701	323,404	0.00	17.401378	21.58		3.05	19.779985	25.35	0.00
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2025	68,848	2,425	0.00	28.345752	16.45	‡	0.45	28.756990	16.63	0.30
12/31/2024	67,938	2,787	0.00	23.777157	22.78		0.80	24.657074	23.40	0.30
12/31/2023	65,096	3,290	0.00	19.366127	25.13		0.80	19.981925	25.76	0.30
12/31/2022	55,756	3,539	0.00	15.476497	(20.29)		0.80	15.889438	(19.89)	0.30
12/31/2021	79,428	4,032	0.00	19.415773	11.71	‡	0.80	19.834734	25.25	0.30
JNL/Mellon Utilities Sector Fund - Class A
12/31/2025	691,564	26,309	0.00	20.978879	15.09		3.05	30.881553	18.65	0.00
12/31/2024	513,357	22,946	0.00	18.228437	21.89		3.05	26.026863	25.69	0.00
12/31/2023	365,423	20,273	0.00	14.954434	(10.47)		3.05	20.706998	(7.71)	0.00
12/31/2022	614,566	31,096	0.00	16.703981	(2.21)		3.05	22.436557	0.80	0.00
12/31/2021	299,840	15,066	0.00	17.082146	13.26		3.05	22.257638	16.77	0.00
JNL/Mellon Utilities Sector Fund - Class I
12/31/2025	14,786	531	0.00	28.897991	18.07		0.80	27.239376	18.61	0.35
12/31/2024	13,043	556	0.00	24.474466	25.13		0.80	22.965826	25.70	0.35
12/31/2023	8,217	447	0.00	19.558506	(8.11)		0.80	18.270309	(7.70)	0.35
12/31/2022	11,362	571	0.00	21.285015	0.41		0.80	19.793893	0.86	0.35
12/31/2021	4,987	251	0.00	21.197301	11.91	‡	0.80	19.624167	16.70	0.35
JNL/Mellon World Index Fund - Class A
12/31/2025	827,597	17,328	0.00	31.843659	17.46		2.80	66.858986	20.79	0.00
12/31/2024	420,749	10,661	0.00	27.110628	14.76		2.80	55.349752	18.04	0.00
12/31/2023	376,603	11,169	0.00	23.623000	19.94		2.80	46.890401	23.34	0.00
12/31/2022	332,526	12,029	0.00	19.694939	(20.30	)‡	2.80	38.016849	(18.05)	0.00
12/31/2021	402,396	11,815	1.23	18.865129	16.42		4.00	46.388332	21.17	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon World Index Fund - Class I
12/31/2025	21,035	322	0.00	55.725128	30.11	‡	0.80	66.930235	20.78		0.35
12/31/2024	11,088	205	0.00	55.014779	17.92		0.45	55.416294	18.03		0.35
12/31/2023	9,931	216	0.00	46.655817	23.23		0.45	46.949084	23.36		0.35
12/31/2022	8,064	216	0.00	37.859229	(18.13)		0.45	38.059250	(18.05)		0.35
12/31/2021	7,935	174	1.70	46.242694	21.04		0.45	46.440676	21.16		0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2025	1,586,426	38,884	0.00	29.996427	3.08		2.80	53.496971	6.01		0.00
12/31/2024	1,722,002	44,255	0.00	29.099488	10.69		2.80	50.464257	13.85		0.00
12/31/2023	1,746,521	50,534	0.00	26.289879	9.27		2.80	44.326047	12.36		0.00
12/31/2022	1,830,614	58,823	0.00	24.060185	(11.51	)‡	2.80	39.449450	(9.01)		0.00
12/31/2021	1,991,648	57,436	0.00	22.595383	25.53		3.91	43.355579	30.53		0.00
JNL/MFS Mid Cap Value Fund - Class I
12/31/2025	26,429	498	0.00	47.667042	5.48		0.80	52.859569	6.01		0.30
12/31/2024	28,674	572	0.00	45.188596	13.28		0.80	49.861116	(1.42	)‡	0.30
12/31/2023	28,812	650	0.00	39.891381	11.78		0.80	45.315182	12.28		0.35
12/31/2022	25,730	651	0.00	35.687890	(9.49)		0.80	40.358758	(9.07)		0.35
12/31/2021	27,003	623	0.00	39.427930	21.22	‡	0.80	44.386131	30.47		0.35
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2025	9,297	691	0.00	13.110213	1.72		1.35	13.960006	3.10		0.00
12/31/2024	8,244	627	0.00	12.888539	19.48		1.35	13.540007	21.11		0.00
12/31/2023	7,818	715	0.00	10.787568	39.49		1.35	11.180007	41.34		0.00
12/31/2022	3,236	414	0.00	7.733782	(3.44	)‡	1.35	7.910007	(34.47)		0.00
12/31/2021+	3,805	317	0.00	11.967521	19.68	‡	1.25	12.070005	20.70	‡	0.00
JNL/Morningstar SMID Moat Focus Index Fund - Class A
12/31/2025	14,592	1,303	0.00	10.961603	19.59	‡	2.50	11.429995	6.23	‡	0.00
12/31/2024+	1,761	165	0.00	10.637635	(2.61	)‡	1.70	10.698534	(1.84	)‡	0.85
JNL/Morningstar SMID Moat Focus Index Fund - Class I
12/31/2025	523	46	0.00	11.403852	6.11		0.45	11.422914	6.21	‡	0.35
12/31/2024+	60	6	0.00	10.747414	(2.27	)‡	0.45	10.751007	(2.26	)‡	0.40
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2025	369,308	13,414	0.00	24.528643	10.55		2.55	30.613666	13.40		0.00
12/31/2024	417,251	17,006	0.00	22.188548	17.39		2.55	26.995781	20.44		0.00
12/31/2023	274,884	13,321	0.00	18.901523	22.75		2.55	22.414493	25.91		0.00
12/31/2022	201,680	12,149	0.00	15.398962	(20.54	)‡	2.55	17.802452	(19.99)		0.00
12/31/2021	299,284	14,257	0.00	19.286056	26.70		3.05	22.250503	30.63		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021; JNL/Morningstar SMID Moat Focus Index Fund - Class A - October 21, 2024; JNL/Morningstar SMID Moat Focus Index Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Morningstar U.S. Sustainability Index Fund - Class I
12/31/2025	18,138	597	0.00	30.306611	13.30		0.45	30.558182	13.41	0.35
12/31/2024	16,179	604	0.00	26.749594	20.26		0.45	26.944678	20.38	0.35
12/31/2023	13,517	607	0.00	22.242798	25.85	‡	0.45	22.382504	25.98	0.35
12/31/2022	9,110	515	0.00	17.302448	(20.35)		0.80	17.767173	(19.99)	0.35
12/31/2021	10,481	474	0.00	21.722110	2.90	‡	0.80	22.205762	30.63	0.35
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2025	593,282	26,383	1.95	20.476724	9.94		2.70	25.001599	12.95	0.00
12/31/2024	718,896	35,543	0.71	18.624606	7.52		2.70	22.136073	10.51	0.00
12/31/2023	839,196	45,226	0.85	17.322178	27.99	‡	2.70	20.031281	31.48	0.00
12/31/2022	361,223	25,408	1.34	13.654245	(15.92	)‡	2.50	15.234876	(13.80)	0.00
12/31/2021	371,570	22,294	1.37	16.129056	0.57	‡	2.70	17.673324	23.89	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2025	15,394	623	2.34	24.728010	12.73	‡	0.45	24.919818	12.84	0.35
12/31/2024	18,682	852	0.99	21.458490	10.06		0.80	22.084323	10.56	0.35
12/31/2023	19,264	971	0.98	19.496901	30.73		0.80	19.974940	31.32	0.35
12/31/2022	9,161	606	1.49	14.913530	(8.76	)‡	0.80	15.210774	(13.82)	0.35
12/31/2021	10,026	571	1.58	17.585082	23.75		0.45	17.650740	23.87	0.35
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2025	41,173	3,675	0.00	10.280241	15.72		1.60	12.393669	17.58	0.00
12/31/2024	35,154	3,670	0.00	8.884025	4.57		1.60	10.540583	6.27	0.00
12/31/2023	38,021	4,192	0.00	8.495894	(7.23)		1.60	9.918702	(5.73)	0.00
12/31/2022	60,992	6,287	0.00	9.157547	5.67	‡	1.60	10.521735	21.55	0.00
12/31/2021	23,449	2,904	0.00	7.864204	28.14		1.25	8.656091	29.76	0.00
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
12/31/2025	109,426	5,308	0.00	20.099131	60.04		1.60	21.319973	62.62	0.00
12/31/2024	50,519	3,947	0.00	12.558591	22.86		1.60	13.109979	24.86	0.00
12/31/2023	26,079	2,521	0.00	10.221481	11.23		1.60	10.499976	13.02	0.00
12/31/2022+	6,594	714	0.00	9.189113	3.61	‡	1.60	9.289978	(7.10)‡	0.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2025	908,062	66,199	0.00	10.386029	5.67		3.30	16.309147	9.22	0.00
12/31/2024	581,647	45,838	0.00	9.828438	2.16		3.30	14.932555	5.61	0.00
12/31/2023	570,856	46,947	0.00	9.620297	6.23		3.30	14.139268	9.78	0.00
12/31/2022	516,280	46,071	0.00	9.056255	(13.71)		3.30	12.879335	(10.82)	0.00
12/31/2021	653,701	51,384	0.00	10.495271	(0.68)		3.30	14.442579	2.65	0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2025	17,559	1,081	0.00	15.167050	7.70	‡	0.80	16.240737	8.08 ‡	0.30
12/31/2024	12,179	818	0.00	14.950230	5.51		0.45	15.059218	5.61	0.35
12/31/2023	9,789	692	0.00	14.169683	9.57		0.45	14.258629	9.68	0.35
12/31/2022	8,793	683	0.00	12.932139	(10.99)		0.45	13.000363	(10.90)	0.35
12/31/2021	8,747	605	0.00	14.528783	2.57		0.45	14.590860	2.68	0.35

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Gold Plus Strategy Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Newton Equity Income Fund - Class A
12/31/2025	2,741,125	58,167	0.00	38.500748	15.80		2.70	56.044342	18.97	0.00
12/31/2024	2,050,944	51,212	0.00	33.246395	13.90		2.70	47.106481	17.04	0.00
12/31/2023	1,649,485	47,643	0.00	29.188108	7.43	‡	2.70	40.248503	10.37	0.00
12/31/2022	1,630,196	51,416	0.00	27.019942	0.99		2.75	36.468176	3.80	0.00
12/31/2021	510,616	16,425	0.00	26.753845	15.59	‡	2.75	35.133115	32.77	0.00
JNL/Newton Equity Income Fund - Class I
12/31/2025	62,140	1,354	0.00	51.819387	18.37		0.80	55.551040	18.96	0.30
12/31/2024	53,641	1,366	0.00	43.779137	16.49		0.80	46.697745	0.30 ‡	0.30
12/31/2023	43,378	1,314	0.00	37.581115	9.79		0.80	31.011472	10.29	0.35
12/31/2022	43,785	1,477	0.00	34.229174	3.28		0.80	28.118985	3.75	0.35
12/31/2021	9,192	308	0.00	33.140646	8.04	‡	0.80	27.102759	32.71	0.35
JNL/PIMCO Income Fund - Class A
12/31/2025	1,203,574	99,042	0.00	10.678777	8.01		2.80	13.455899	11.07	0.00
12/31/2024	982,035	88,778	0.00	9.887113	1.82		2.80	12.114429	4.73	0.00
12/31/2023	853,929	79,871	0.00	9.710775	5.42		2.80	11.567522	8.41	0.00
12/31/2022	687,962	68,881	0.00	9.211748	(10.62	)‡	2.80	10.669777	(8.09)	0.00
12/31/2021	860,286	78,201	0.00	10.084254	(1.31)		3.30	11.608801	1.99	0.00
JNL/PIMCO Income Fund - Class I
12/31/2025	47,864	3,596	0.00	12.920535	10.54		0.80	13.466375	11.09	0.30
12/31/2024	39,609	3,302	0.00	11.688773	4.14		0.80	12.121784	4.68	0.30
12/31/2023	35,075	3,058	0.00	11.223717	7.90		0.80	11.580400	8.44	0.30
12/31/2022	24,087	2,276	0.00	10.401864	3.84	‡	0.80	10.679373	(8.01)	0.30
12/31/2021	28,013	2,431	0.00	11.535039	1.79		0.45	11.609088	1.94	0.30
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2025	428,839	32,875	0.00	9.754631	4.85		3.30	15.434286	8.37	0.00
12/31/2024	440,803	36,283	0.00	9.303439	(0.60)		3.30	14.242578	2.75	0.00
12/31/2023	446,865	37,362	0.00	9.359518	4.25		3.30	13.860764	7.73	0.00
12/31/2022	416,087	37,038	0.00	8.978300	(19.28)		3.30	12.865744	(16.58)	0.00
12/31/2021	586,479	43,018	0.00	11.122763	(4.82)		3.30	15.422708	(1.62)	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2025	17,675	1,222	0.00	14.265406	7.84		0.80	15.292884	8.38	0.30
12/31/2024	17,483	1,311	0.00	13.228298	2.22		0.80	14.110369	2.73	0.30
12/31/2023	15,983	1,230	0.00	12.941042	7.14		0.80	13.734738	7.68	0.30
12/31/2022	11,987	993	0.00	12.078307	(16.90)		0.80	12.755450	(16.48)	0.30
12/31/2021	14,081	971	0.00	14.534379	(0.13	)‡	0.80	15.272797	(1.69)	0.30
JNL/PIMCO Real Return Fund - Class A
12/31/2025	849,910	53,689	0.00	12.127163	4.95	‡	2.70	20.232648	7.82	0.00
12/31/2024	848,723	57,180	0.00	11.354862	(0.78)		2.80	18.765332	2.04	0.00
12/31/2023	966,681	65,670	0.00	11.444692	1.09	‡	2.80	18.390348	3.96	0.00
12/31/2022	1,089,527	76,012	0.00	11.497633	(14.13	)‡	2.70	17.689297	(11.79)	0.00
12/31/2021	1,335,713	81,151	0.00	11.686395	1.66		3.61	20.053302	5.40	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Real Return Fund - Class I
12/31/2025	13,261	656	0.00	20.446021	7.62		0.45	20.615496	7.72	0.35
12/31/2024	16,003	852	0.00	18.999070	1.96	‡	0.45	19.137410	2.06	0.35
12/31/2023	16,645	905	0.00	16.733363	3.50		0.80	18.751073	3.96	0.35
12/31/2022	16,186	912	0.00	16.167586	(12.34)		0.80	18.036004	(11.94)	0.35
12/31/2021	15,259	756	0.00	18.442672	4.71	‡	0.80	20.481812	5.45	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2025	1,040,566	36,560	0.00	19.008425	5.49		2.75	40.850312	8.43	0.00
12/31/2024	1,115,036	42,079	0.00	18.019917	4.98	‡	2.75	37.674833	7.93	0.00
12/31/2023	1,116,299	44,993	0.00	16.948671	9.72		2.80	34.907628	12.83	0.00
12/31/2022	1,070,550	48,094	0.00	15.446810	(14.15	)‡	2.80	30.938277	(11.72)	0.00
12/31/2021	1,424,319	55,737	0.00	14.820526	2.00		3.61	35.043720	5.75	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2025	15,261	373	0.00	34.881287	7.91		0.80	40.092874	8.45	0.30
12/31/2024	15,501	411	0.00	32.323742	7.44		0.80	36.967909	7.98	0.30
12/31/2023	11,053	313	0.00	30.085884	12.20		0.80	34.235941	12.76	0.30
12/31/2022	8,283	263	0.00	26.813623	(12.14)		0.80	30.360512	(11.70)	0.30
12/31/2021	10,554	298	0.00	30.518909	0.70	‡	0.80	34.384956	5.78	0.30
JNL/PPM America Investment Grade Credit Fund - Class A
12/31/2025	14,757	1,348	0.00	10.774642	4.98		2.10	11.160008	7.20 ‡	0.00
12/31/2024+	975	94	0.00	10.263792	(0.66	)‡	2.10	10.340173	(2.27)‡	1.00
JNL/PPM America Investment Grade Credit Fund- Class I
12/31/2025	641	57	0.00	11.145780	7.08		0.45	11.164426	7.19 ‡	0.35
12/31/2024+	160	15	0.00	10.408435	(2.06	)‡	0.45	10.411935	(2.05)‡	0.40
JNL/PPM America Total Return Fund - Class A
12/31/2025	504,804	27,836	0.00	14.497925	4.07		2.55	22.369064	6.75	0.00
12/31/2024	533,028	31,050	0.00	13.931598	(0.52)		2.55	20.954733	2.06	0.00
12/31/2023	540,431	31,795	0.00	14.004915	3.99		2.55	20.532059	6.67	0.00
12/31/2022	498,970	30,934	0.00	13.467086	(16.24	)‡	2.55	19.247804	(14.08)	0.00
12/31/2021	725,109	38,121	0.00	15.764944	(3.78)		2.70	22.401569	(1.15)	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2025	11,667	730	0.00	20.255533	6.25		0.80	14.028180	6.73	0.35
12/31/2024	10,978	745	0.00	19.063799	1.53		0.80	13.143559	1.99	0.35
12/31/2023	10,072	725	0.00	18.777307	6.09	‡	0.80	12.887608	6.57	0.35
12/31/2022	8,236	622	0.00	12.029927	(14.16	)‡	0.45	18.720965	(14.11)‡	0.40
12/31/2021	10,495	684	0.00	20.690770	0.73	‡	0.80	14.073760	(1.20)	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Investment Grade Credit Fund - Class A - October 21, 2024; JNL/PPM America Investment Grade Credit Fund- Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2025	349,166	13,372	0.00	19.760758	3.85		2.80	33.331446	6.80	0.00
12/31/2024	377,803	15,269	0.00	19.028792	7.64		2.80	31.210066	10.72	0.00
12/31/2023	398,937	17,658	0.00	17.677890	14.02		2.80	28.188699	17.25	0.00
12/31/2022	380,972	19,523	0.00	15.504352	(16.39	)‡	2.80	24.042357	(14.02)	0.00
12/31/2021	506,370	22,025	0.00	16.463669	25.62		3.61	27.963704	30.24	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2025	4,987	149	0.00	30.116939	6.31		0.80	33.975278	6.79	0.35
12/31/2024	5,632	180	0.00	28.329436	10.18		0.80	31.814828	10.68	0.35
12/31/2023	4,635	164	0.00	25.711879	16.70		0.80	28.744219	17.23	0.35
12/31/2022	4,499	186	0.00	22.031641	(14.38)		0.80	24.519688	(14.00)‡	0.35
12/31/2021	6,511	231	0.00	25.733383	23.88	‡	0.80	27.693418	8.70 ‡	0.30
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2025	1,891,106	45,555	0.00	28.999171	12.66		3.10	56.023986	16.21	0.00
12/31/2024	1,949,753	53,872	0.00	25.740718	15.00		3.10	48.210847	18.64	0.00
12/31/2023	1,954,169	63,192	0.00	22.383402	8.65		3.10	40.636219	12.06	0.00
12/31/2022	2,005,153	71,690	0.00	20.601422	(10.82	)‡	3.10	36.262460	(8.02)	0.00
12/31/2021	2,509,343	81,391	0.00	12.847284	18.43		6.50	39.423498	26.39	0.00
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2025	14,625	259	0.00	56.726096	16.01		0.45	57.196953	16.12	0.35
12/31/2024	13,145	271	0.00	48.898276	18.52		0.45	49.254873	18.64	0.35
12/31/2023	10,716	261	0.00	41.258437	11.92		0.45	41.517546	12.03	0.35
12/31/2022	10,213	277	0.00	36.865775	(8.17)		0.45	37.060320	(8.08)	0.35
12/31/2021	11,215	281	0.00	40.144335	26.19		0.45	40.315946	26.32	0.35
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2025	541,292	28,777	0.00	16.573018	13.13		2.20	21.430013	15.65	0.00
12/31/2024	486,756	29,588	0.00	14.649076	9.12		2.20	18.530013	11.56	0.00
12/31/2023	482,416	32,349	0.00	13.424904	14.84		2.20	16.610013	17.39	0.00
12/31/2022	414,345	32,200	0.00	11.690281	(19.42	)‡	2.20	14.150013	(17.64)	0.00
12/31/2021	532,226	33,657	0.00	14.452833	6.66	‡	2.25	17.180011	12.73	0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2025	6,592	312	0.00	21.158155	15.55		0.45	21.333813	15.66	0.35
12/31/2024	6,578	360	0.00	18.311375	11.38		0.45	18.444919	11.49	0.35
12/31/2023	4,090	249	0.00	16.440251	17.23		0.45	16.543513	17.35	0.35
12/31/2022	3,194	228	0.00	14.023883	(17.79)		0.45	14.097881	(17.71)	0.35
12/31/2021	2,389	140	0.00	17.059345	12.56		0.45	17.132276	13.04 ‡	0.35
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
12/31/2025	342,249	30,566	0.00	11.025806	23.05	‡	2.50	11.359998	14.63	0.00
12/31/2024+	70,177	7,100	0.00	9.868668	(2.83	)‡	2.15	9.909998	0.10 ‡	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
12/31/2025	8,589	757	0.00	11.338916	14.40		0.45	11.345682	14.46	0.40
12/31/2024+	2,292	231	0.00	9.911348	0.12	‡	0.45	9.912299	0.13 ‡	0.40
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2025	13,421,476	454,766	0.00	23.573831	8.11		3.05	34.298894	11.46	0.00
12/31/2024	12,873,298	480,850	0.00	21.805971	8.91		3.05	30.773141	12.30	0.00
12/31/2023	11,876,871	492,713	0.00	20.021497	14.88		3.05	27.401644	18.43	0.00
12/31/2022	9,618,485	466,854	0.00	17.428038	(14.59)		3.05	23.137698	(11.95)	0.00
12/31/2021	10,631,945	448,598	0.00	20.404644	14.35		3.05	26.277812	17.89	0.00
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2025	282,004	8,729	0.00	32.031559	10.90		0.80	34.062739	11.45	0.30
12/31/2024	278,684	9,601	0.00	28.883623	11.75		0.80	30.561974	12.31	0.30
12/31/2023	245,114	9,506	0.00	25.847634	17.84		0.80	27.212411	18.42	0.30
12/31/2022	193,864	8,905	0.00	21.935358	(6.80	)‡	0.80	22.978695	(11.92)	0.30
12/31/2021	192,864	7,778	0.00	25.132376	17.30		0.75	26.088068	6.01 ‡	0.30
JNL/T. Rowe Price Growth Stock Fund - Class A
12/31/2025	7,756,165	42,154	0.00	99.760083	11.52		3.30	274.232924	15.26	0.00
12/31/2024	8,197,133	50,782	0.00	89.454265	25.71		3.30	237.920279	29.95	0.00
12/31/2023	7,496,903	59,704	0.00	71.161278	43.21		3.30	183.089201	48.00	0.00
12/31/2022	5,476,453	63,842	0.00	49.689220	(40.79	)‡	3.30	123.706126	(38.81)	0.00
12/31/2021	9,752,345	68,612	0.00	33.016416	6.91		6.80	202.176621	14.43	0.00
JNL/T. Rowe Price Growth Stock Fund - Class I
12/31/2025	110,846	407	0.00	229.960746	14.69		0.80	285.477567	15.21	0.35
12/31/2024	110,338	465	0.00	200.501495	29.29		0.80	247.788726	29.87	0.35
12/31/2023	95,109	516	0.00	155.084395	47.28		0.80	190.794989	47.95	0.35
12/31/2022	67,433	539	0.00	105.297074	(39.12)		0.80	128.963273	(38.85)	0.35
12/31/2021	118,652	585	0.00	172.965764	13.87		0.80	210.892417	14.38	0.35
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2025	3,996,676	21,611	0.00	101.239989	(0.21)		3.30	278.297113	3.14	0.00
12/31/2024	4,543,718	25,052	0.00	101.449062	5.61		3.30	269.816781	9.17	0.00
12/31/2023	4,780,136	28,454	0.00	96.059274	16.07		3.30	247.146225	19.96	0.00
12/31/2022	4,318,982	30,496	0.00	82.757460	(24.59	)‡	3.30	206.028400	(7.01)‡	0.00
12/31/2021	6,194,076	33,626	0.00	93.291204	8.58		3.91	247.337375	12.63	0.25
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2025	51,547	184	0.00	233.454704	2.62		0.80	289.812294	3.08	0.35
12/31/2024	55,859	205	0.00	227.492597	8.63		0.80	281.142870	9.12	0.35
12/31/2023	51,343	205	0.00	209.417389	19.36		0.80	257.636554	19.90	0.35
12/31/2022	42,183	201	0.00	175.447376	(22.45)		0.80	214.878290	(22.10)	0.35
12/31/2021	62,395	233	0.00	226.246947	12.34		0.80	275.854185	12.85	0.35

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2025	993,712	86,347	0.00	8.384099	2.53		2.80	14.547011	5.44	0.00
12/31/2024	1,014,651	92,463	0.00	8.176951	1.84		2.80	13.795871	4.75	0.00
12/31/2023	1,095,211	103,662	0.00	8.028851	1.90		2.80	13.169919	4.78	0.00
12/31/2022	1,214,949	119,354	0.00	7.879527	(7.28	)‡	2.80	12.569007	(4.65)	0.00
12/31/2021	1,288,169	118,928	0.00	7.486123	(3.91)		3.61	13.182438	(0.38)	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2025	28,633	1,970	0.00	13.041013	4.80		0.80	14.389602	5.33	0.30
12/31/2024	35,147	2,545	0.00	12.443480	4.26		0.80	13.661799	4.78	0.30
12/31/2023	32,279	2,441	0.00	11.935579	4.23		0.80	13.038455	4.75	0.30
12/31/2022	30,772	2,436	0.00	11.451363	(5.05)		0.80	12.447276	(4.57)	0.30
12/31/2021	27,507	2,078	0.00	12.060117	(0.81	)‡	0.80	13.043759	(0.39)	0.30
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2025	182,576	14,152	0.00	11.357026	4.81		2.55	14.540203	7.52	0.00
12/31/2024	177,518	14,621	0.00	10.835963	5.40	‡	2.55	13.523252	8.13	0.00
12/31/2023	174,606	15,369	0.00	10.242593	10.65	‡	2.60	12.506299	13.56	0.00
12/31/2022	129,834	12,818	0.00	9.194761	(17.08	)‡	2.70	11.013330	(14.81)	0.00
12/31/2021	151,234	12,561	0.00	10.870095	1.68		3.05	12.928229	4.82	0.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2025	5,710	406	0.00	14.040145	7.45		0.45	14.156761	7.55	0.35
12/31/2024	5,023	384	0.00	13.067210	7.94	‡	0.45	13.162586	8.05	0.35
12/31/2023	4,437	367	0.00	12.015224	13.00		0.80	12.182426	13.51	0.35
12/31/2022	3,527	331	0.00	10.632564	(11.28	)‡	0.80	10.732351	(14.86)	0.35
12/31/2021	3,666	293	0.00	12.551584	4.63		0.45	12.605290	4.73	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2025	2,646,988	44,064	0.00	38.109682	8.63		3.05	83.386275	12.00	0.00
12/31/2024	2,748,629	50,723	0.00	35.080918	11.32		3.05	74.452983	14.79	0.00
12/31/2023	2,708,238	56,803	0.00	31.512457	8.60		3.05	64.858933	11.95	0.00
12/31/2022	2,745,937	63,726	0.00	29.016559	(14.16	)‡	3.05	57.934308	(11.51)	0.00
12/31/2021	3,157,881	64,032	0.00	28.054112	24.58		3.91	65.466835	29.55	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2025	56,031	669	0.00	72.042810	11.45		0.80	85.952118	11.96	0.35
12/31/2024	59,277	792	0.00	64.638475	14.26		0.80	76.771988	14.78	0.35
12/31/2023	55,836	852	0.00	56.570757	11.38		0.80	66.886532	11.88	0.35
12/31/2022	51,731	882	0.00	50.792312	(11.97)		0.80	59.785537	(11.58)	0.35
12/31/2021	55,313	836	0.00	57.701146	24.28	‡	0.80	67.613374	29.47	0.35
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2025	1,892,555	110,284	0.00	15.135586	12.85		2.80	19.080000	16.06	0.00
12/31/2024	1,831,221	122,365	0.00	13.412162	8.73		2.80	16.440000	11.84	0.00
12/31/2023	1,851,256	136,635	0.00	12.335316	7.19	‡	2.80	14.700000	14.31	0.00
12/31/2022	1,745,568	145,408	0.00	11.245022	(18.70)		2.55	12.860000	(16.60)	0.00
12/31/2021	2,201,939	150,998	0.00	13.830879	11.43		2.55	15.420000	14.31	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2025	58,526	3,070	0.00	18.571787	15.71		0.75	19.196550	16.17	0.35
12/31/2024	53,660	3,268	0.00	16.050692	11.41	‡	0.75	16.524427	11.86	0.35
12/31/2023	51,995	3,538	0.00	14.362347	13.83		0.80	14.772762	14.34	0.35
12/31/2022	47,814	3,718	0.00	12.617383	(16.90)		0.80	12.919827	(16.52)	0.35
12/31/2021	54,997	3,566	0.00	15.182998	13.92		0.80	15.477204	14.44	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2025	503,064	37,189	0.00	12.447105	9.32		2.20	14.930001	11.75	0.00
12/31/2024	483,168	39,486	0.00	11.385952	4.79	‡	2.20	13.360001	7.14	0.00
12/31/2023	495,307	42,884	0.00	10.629399	7.30		2.55	12.470001	10.06	0.00
12/31/2022	450,799	42,459	0.00	9.906414	(16.19	)‡	2.55	11.330001	(14.04)	0.00
12/31/2021	535,642	42,823	0.00	11.746344	3.54		2.70	13.180001	6.38	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2025	22,330	1,495	0.00	14.905142	11.68		0.45	15.028906	11.79	0.35
12/31/2024	21,930	1,640	0.00	13.346405	7.16		0.45	13.443784	7.27	0.35
12/31/2023	17,297	1,387	0.00	12.454159	10.03		0.45	12.532409	10.14	0.35
12/31/2022	17,005	1,501	0.00	11.318729	(14.09)		0.45	11.378495	(14.00)‡	0.35
12/31/2021	17,738	1,346	0.00	13.174655	6.45		0.45	13.259120	1.58 ‡	0.30
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2025	877,755	57,271	0.00	14.190092	11.71		2.15	16.949997	14.14	0.00
12/31/2024	835,821	61,561	0.00	12.702220	7.25	‡	2.15	14.849997	9.59	0.00
12/31/2023	832,552	66,399	0.00	11.370255	9.17		2.80	13.550000	12.26	0.00
12/31/2022	769,602	68,092	0.00	10.415369	(17.75)		2.80	12.070000	(15.42)	0.00
12/31/2021	928,560	68,650	0.00	12.662773	7.32		2.80	14.270000	10.36	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2025	34,543	2,038	0.00	16.918834	14.11	‡	0.45	17.059249	14.22	0.35
12/31/2024	32,930	2,218	0.00	14.454937	9.26		0.80	14.935301	9.75	0.35
12/31/2023	33,111	2,447	0.00	13.230381	11.83		0.80	13.608511	12.33	0.35
12/31/2022	34,615	2,870	0.00	11.830994	(15.81)		0.80	12.114745	(15.43)	0.35
12/31/2021	37,210	2,608	0.00	14.052032	2.80	‡	0.80	14.324473	10.52	0.35
JNL/WCM China Quality Growth Fund - Class A
12/31/2025	5,678	561	0.00	9.952332	21.84		1.35	10.460085	23.49	0.00
12/31/2024	1,196	145	0.00	8.168431	(2.16)		1.35	8.470069	(0.82)	0.00
12/31/2023	772	92	0.00	8.348512	(28.47	)‡	1.35	8.540076	(17.96)	0.00
12/31/2022+	441	43	0.00	10.321552	3.22	‡	1.25	10.410082	4.10 ‡	0.00
JNL/WCM Focused International Equity Fund - Class A
12/31/2025	963,299	37,088	0.40	20.811402	17.77		3.05	30.277421	21.41	0.00
12/31/2024	658,004	30,441	0.00	17.671499	3.87		3.05	24.937276	7.10	0.00
12/31/2023	622,998	30,529	0.00	17.013176	12.97		3.05	23.283227	16.46	0.00
12/31/2022	483,146	27,222	0.00	15.060068	(30.83	)‡	3.05	19.993065	(28.69)	0.00
12/31/2021	614,871	24,368	0.00	20.287231	8.44	‡	3.90	28.037680	17.08	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WCM China Quality Growth Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WCM Focused International Equity Fund - Class I
12/31/2025	27,218	916	0.63	28.295305	20.88		0.80	29.974105	21.42	0.35
12/31/2024	18,996	776	0.22	23.408662	6.50		0.80	24.686217	6.98	0.35
12/31/2023	17,488	763	0.00	21.979876	15.92		0.80	23.074797	16.45	0.35
12/31/2022	13,179	669	0.00	18.960637	(11.32	)‡	0.80	19.816046	(28.75)	0.35
12/31/2021	19,913	720	0.00	27.694263	16.92		0.45	27.812465	17.03	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2025	42,402	3,158	0.00	11.330809	4.31		2.80	15.287582	7.32	0.00
12/31/2024	45,038	3,563	0.00	10.862181	1.89		2.80	14.245244	4.79	0.00
12/31/2023	55,790	4,568	0.00	10.660576	3.54		2.80	13.593762	6.46	0.00
12/31/2022	58,426	5,033	0.00	10.295937	(5.96)		2.80	12.768576	(3.29)	0.00
12/31/2021	52,296	4,295	0.00	10.948210	0.12		2.80	13.202880	2.96	0.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2025	1,784	120	0.00	14.695313	7.21	‡	0.45	14.817403	7.32	0.35
12/31/2024	1,632	118	0.00	13.524481	4.22		0.80	13.807243	4.70	0.35
12/31/2023	2,524	191	0.00	12.976358	5.92		0.80	13.187152	6.40	0.35
12/31/2022	2,426	196	0.00	12.250691	0.25	‡	0.80	12.394385	(3.37)	0.35
12/31/2021	1,135	88	0.00	12.772375	2.84		0.45	12.827040	2.94	0.35
JNL/William Blair International Leaders Fund - Class A
12/31/2025	492,501	16,858	0.59	19.331708	20.27		2.65	43.545600	23.50	0.00
12/31/2024	473,361	19,800	0.30	16.073395	(3.55)		2.65	35.259176	(0.95)	0.00
12/31/2023	570,608	23,343	0.00	16.665393	9.84		2.65	35.596515	12.78	0.00
12/31/2022	564,662	25,739	1.71	15.172487	(26.98	)‡	2.65	31.562456	(25.02)	0.00
12/31/2021	826,605	27,866	1.16	14.854276	2.12		3.91	42.096750	6.20	0.00
JNL/William Blair International Leaders Fund - Class I
12/31/2025	13,244	295	0.90	37.236820	22.80		0.80	46.227951	23.35	0.35
12/31/2024	11,006	301	0.61	30.323866	(7.13	)‡	0.80	37.476857	(1.00)	0.35
12/31/2023	11,449	309	0.13	37.619020	12.75	‡	0.45	37.855272	12.86	0.35
12/31/2022	9,985	303	2.17	27.766924	(25.38)		0.75	30.588414	(25.12)‡	0.40
12/31/2021	11,844	271	1.90	37.213333	0.62	‡	0.75	44.773153	6.11	0.35
JNL/WMC Balanced Fund - Class A
12/31/2025	8,643,801	100,041	0.00	50.169964	12.21		3.05	127.741758	15.69	0.00
12/31/2024	8,510,237	112,709	0.00	44.710710	11.18		3.05	110.421340	14.64	0.00
12/31/2023	8,332,728	125,167	0.00	40.216037	9.69		3.05	96.321281	13.08	0.00
12/31/2022	7,967,406	133,763	0.00	36.662925	(16.53	)‡	3.05	85.180504	(13.95)	0.00
12/31/2021	9,895,046	141,079	0.00	16.166244	10.88		6.80	98.990420	18.68	0.00
JNL/WMC Balanced Fund - Class I
12/31/2025	85,452	666	0.00	131.819535	15.52	‡	0.45	124.796373	15.69	0.30
12/31/2024	79,431	715	0.00	93.007726	14.04		0.80	107.870994	14.62	0.30
12/31/2023	77,053	792	0.00	81.556233	12.52		0.80	94.114790	13.08	0.30
12/31/2022	67,411	782	0.00	72.482313	(0.04	)‡	0.80	83.227483	(13.95)	0.30
12/31/2021	77,552	774	0.00	102.776839	18.51		0.45	96.718929	6.85 ‡	0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2025
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Equity Income Fund - Class A
12/31/2025	643,552	31,885	0.00	18.206966	13.84	‡	2.50	22.410000	16.72	0.00
12/31/2024	634,597	36,258	0.00	15.936688	9.69	‡	2.55	19.200000	12.54	0.00
12/31/2023	662,378	42,102	0.00	14.346651	3.74		2.75	17.060000	6.62	0.00
12/31/2022	764,289	51,177	0.00	13.829371	5.37	‡	2.75	16.000000	0.50	0.00
12/31/2021	599,865	39,844	0.00	14.234635	22.43		2.60	15.920000	25.65	0.00
JNL/WMC Equity Income Fund - Class I
12/31/2025	19,990	908	0.00	21.506543	16.18		0.80	22.414288	16.76	0.30
12/31/2024	20,680	1,094	0.00	18.511916	11.91		0.80	19.197363	12.47	0.30
12/31/2023	23,879	1,417	0.00	16.542495	6.16		0.80	17.069028	6.69	0.30
12/31/2022	23,885	1,509	0.00	15.583157	0.01		0.80	15.999140	0.50	0.30
12/31/2021	19,517	1,239	0.00	15.582321	24.99		0.80	15.918848	25.62	0.30
JNL/WMC Global Real Estate Fund - Class A
12/31/2025	491,398	25,626	0.00	14.240417	6.30		2.75	25.130732	9.27	0.00
12/31/2024	549,489	30,941	0.00	13.395841	2.64		2.75	22.998708	5.52	0.00
12/31/2023	619,090	36,346	0.00	13.051726	6.61	‡	2.75	21.796602	9.58	0.00
12/31/2022	623,374	39,583	0.00	11.386469	(29.82	)‡	3.15	19.891380	(27.58)	0.00
12/31/2021	949,949	43,093	0.00	14.333805	21.83		3.90	27.466876	26.67	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2025	4,018	166	0.00	24.072537	9.14		0.45	24.575327	9.25	0.35
12/31/2024	4,066	184	0.00	22.057379	5.37		0.45	22.495563	5.48	0.35
12/31/2023	4,235	202	0.00	20.932304	9.38	‡	0.45	21.326680	9.48	0.35
12/31/2022	3,743	195	0.00	17.989943	(27.95)		0.80	19.479251	(27.63)	0.35
12/31/2021	4,439	167	0.00	24.969442	4.02	‡	0.80	26.915512	26.68	0.35
JNL/WMC Value Fund - Class A
12/31/2025	661,751	9,769	0.00	46.443381	11.33		2.95	92.222486	14.67	0.00
12/31/2024	674,550	11,277	0.00	41.715856	7.64		2.95	80.426593	10.88	0.00
12/31/2023	697,996	12,792	0.00	38.753922	6.04		2.95	72.532239	9.21	0.00
12/31/2022	783,405	15,525	0.00	36.546145	(7.60	)‡	2.95	66.417535	(2.02)‡	0.00
12/31/2021	814,591	15,182	0.00	34.231404	22.37		3.70	65.883511	26.60	0.30
JNL/WMC Value Fund - Class I
12/31/2025	7,732	84	0.00	80.856152	14.07		0.80	94.622323	14.58	0.35
12/31/2024	6,801	84	0.00	70.883512	10.33		0.80	82.579463	10.83	0.35
12/31/2023	9,989	138	0.00	64.246590	8.69		0.80	74.509542	9.18	0.35
12/31/2022	11,956	180	0.00	59.111213	(1.26	)‡	0.80	68.246818	(4.89)	0.35
12/31/2021	9,191	132	0.00	71.451280	26.79		0.45	71.756687	26.92	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2025

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains two-hundred fifty-one (251) Investment Divisions as of December 31, 2025. These two-hundred fifty-one (251) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2025:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Growth Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/JPMorgan Managed Moderate Growth Fund - Class I
JNL Bond Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL Growth ETF Allocation Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A
JNL Growth ETF Allocation Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class I
JNL International Index Fund - Class I	JNL/Lazard International Quality Growth Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/Lazard International Quality Growth Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Moderate ETF Allocation Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate ETF Allocation Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Bond Index Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon Bond Index Fund - Class I
JNL Moderate Growth ETF Allocation Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Moderate Growth ETF Allocation Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Floating Rate Income Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Floating Rate Income Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class I	JNL/Mellon International Index Fund - Class I

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2025

JNL® Series Trust
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/American Funds Growth Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/American Funds Growth-Income Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds International Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
JNL/American Funds International Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class A(1)	JNL/Morningstar SMID Moat Focus Index Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class I(1)	JNL/Morningstar SMID Moat Focus Index Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/American Funds New World Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I	JNL/Newton Equity Income Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/PIMCO Income Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/Causeway International Value Select Fund - Class I	JNL/PIMCO Real Return Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PPM America High Yield Bond Fund - Class I
JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A
JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class I
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DFA International Core Equity Fund - Class I	JNL/PPM America Total Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2025

JNL® Series Trust
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class I
JNL/Dreyfus Government Money Market Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Dreyfus Government Money Market Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs 4 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Invesco Global Growth Fund - Class A	JNL/WCM China Quality Growth Fund - Class A
JNL/Invesco Global Growth Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class I	JNL/William Blair International Leaders Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class I	JNL/WMC Balanced Fund - Class A
JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/WMC Balanced Fund - Class I
JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/WMC Equity Income Fund - Class A
JNL/JPMorgan Managed Conservative Fund - Class A	JNL/WMC Equity Income Fund - Class I
JNL/JPMorgan Managed Conservative Fund - Class I	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Managed Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class I
JNL/JPMorgan Managed Growth Fund - Class I	JNL/WMC Value Fund - Class A
JNL/JPMorgan Managed Moderate Fund - Class A	JNL/WMC Value Fund - Class I
JNL/JPMorgan Managed Moderate Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson, and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2025, the following Fund acquisitions were completed for the corresponding Class A and I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2025.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/Baillie Gifford International Growth Fund	JNL/Mellon International Index Fund	April 28, 2025
JNL/Harris Oakmark Global Equity Fund	JNL/Mellon World Index Fund	April 28, 2025
JNL/Western Asset Global Multi-Sector Bond Fund	JNL/Neuberger Berman Strategic Income Fund	April 28, 2025

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2025

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2025, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2025

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.90% to 3.00% of the guaranteed value. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.35% to 3.00%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.35% to 0.70%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.832%. This charge is assessed through a redemption of contract units.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected. This charge is assessed through a redemption of contract units or as a reduction of contract value, depending on the optional death benefit selected.

Advisory Fees. Some of the contracts are designed for contract owners who have hired a third party investment adviser to manage their contract value for a fee. In some circumstances, and pursuant to specific administrative rules developed to comply with a Private Letter Ruling Jackson obtained from the Internal Revenue Service on the topic, Jackson will facilitate the direct deduction of these fees from the contract with direct payment to the third party investment adviser. The amount of these fees vary and are set pursuant to written agreements between the contract owner and their third party investment adviser. Pursuant to its administrative rules and the Private Letter Ruling, Jackson caps the amount of advisory fees that may be directly deducted in this manner at an annual amount of either 1.25% or 1.50% of the contract’s cash value depending upon whether add-on benefits have been elected by the contract owner. When advisory fees are deducted from the contract pursuant to Jackson’s administrative rules, Jackson does not treat the deduction of such fees as a taxable distribution.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% of the contract value depending on the state.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2025

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $258,042 and $211,189 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2025 and 2024, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Segment Reporting

The Executive Vice President and Chief Financial Officer of Jackson is the Chief Operating Decision Maker (“CODM”) for each of the investment divisions of the Separate Accounts. Each investment division is comprised of a single reportable segment, whose assets are invested in a fund with a single investment strategy, which reflects how the CODM monitors and manages the operating results of each investment division. The CODM manages the allocation of resources in accordance with each investment division’s objective and the terms of the underlying fund’s prospectus. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, net changes in net assets from operations, is consistent with that presented within each investment division’s financial statements and financial highlights.

NOTE 6. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436 KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee. Report of Independent Registered Public Accounting Firm To the Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise Jackson National Separate Account I (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended listed in the Appendix, the statements of changes in net assets for each of the years or periods then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2025, the results of their operations for the year then ended listed in the Appendix, the changes in their net assets for each of the years or periods then ended listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provides a reasonable basis for our opinion. /s/ KPMG LLP We have served as the auditor of one or more Jackson National Life Insurance Company‘s Separate Accounts since 1999. Chicago, Illinois March 27, 2026

Jackson National Separate Account I Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. JNL Aggressive Growth Allocation Fund - Class A JNL Aggressive Growth Allocation Fund - Class I JNL Bond Index Fund - Class I JNL Conservative Allocation Fund - Class A JNL Conservative Allocation Fund - Class I JNL Emerging Markets Index Fund - Class I JNL Growth Allocation Fund - Class A JNL Growth Allocation Fund - Class I JNL Growth ETF Allocation Fund - Class A JNL Growth ETF Allocation Fund - Class I JNL International Index Fund - Class I JNL Mid Cap Index Fund - Class I JNL Moderate Allocation Fund - Class A JNL Moderate Allocation Fund - Class I JNL Moderate ETF Allocation Fund - Class A JNL Moderate ETF Allocation Fund - Class I JNL Moderate Growth Allocation Fund - Class A JNL Moderate Growth Allocation Fund - Class I JNL Moderate Growth ETF Allocation Fund - Class A JNL Moderate Growth ETF Allocation Fund - Class I JNL Multi-Manager Alternative Fund - Class A JNL Multi-Manager Alternative Fund - Class I JNL Multi-Manager Emerging Markets Equity Fund - Class A JNL Multi-Manager Emerging Markets Equity Fund - Class I JNL Multi-Manager Floating Rate Income Fund - Class A JNL Multi-Manager Floating Rate Income Fund - Class I JNL Multi-Manager International Small Cap Fund - Class A JNL Multi-Manager International Small Cap Fund - Class I JNL Multi-Manager Mid Cap Fund - Class A JNL Multi-Manager Mid Cap Fund - Class I JNL Multi-Manager Small Cap Growth Fund - Class A JNL Multi-Manager Small Cap Growth Fund - Class I JNL Multi-Manager Small Cap Value Fund - Class A JNL Multi-Manager Small Cap Value Fund - Class I JNL S&P 500 Index Fund - Class I JNL Small Cap Index Fund - Class I JNL/AB Sustainable Global Thematic Fund - Class A JNL/AB Sustainable Global Thematic Fund - Class I JNL/American Funds Balanced Fund - Class A JNL/American Funds Balanced Fund - Class I

JNL/American Funds Bond Fund of America Fund - Class A JNL/American Funds Bond Fund of America Fund - Class I JNL/American Funds Capital Income Builder Fund - Class A JNL/American Funds Capital Income Builder Fund - Class I JNL/American Funds Capital World Bond Fund - Class A JNL/American Funds Capital World Bond Fund - Class I JNL/American Funds Global Growth Fund - Class A JNL/American Funds Global Growth Fund - Class I JNL/American Funds Global Small Capitalization Fund - Class A JNL/American Funds Global Small Capitalization Fund - Class I JNL/American Funds Growth Allocation Fund - Class A JNL/American Funds Growth Allocation Fund - Class I JNL/American Funds Growth Fund - Class A JNL/American Funds Growth Fund - Class I JNL/American Funds Growth-Income Fund - Class A JNL/American Funds Growth-Income Fund - Class I JNL/American Funds International Fund - Class A JNL/American Funds International Fund - Class I JNL/American Funds Moderate Growth Allocation Fund - Class A JNL/American Funds Moderate Growth Allocation Fund - Class I JNL/American Funds New World Fund - Class A JNL/American Funds New World Fund - Class I JNL/American Funds Washington Mutual Investors Fund - Class A JNL/American Funds Washington Mutual Investors Fund - Class I JNL/AQR Large Cap Defensive Style Fund - Class A JNL/AQR Large Cap Defensive Style Fund - Class I JNL/BlackRock Global Allocation Fund - Class A JNL/BlackRock Global Allocation Fund - Class I JNL/BlackRock Global Natural Resources Fund - Class A JNL/BlackRock Global Natural Resources Fund - Class I JNL/BlackRock Large Cap Select Growth Fund - Class A JNL/BlackRock Large Cap Select Growth Fund - Class I JNL/Causeway International Value Select Fund - Class A JNL/Causeway International Value Select Fund - Class I JNL/ClearBridge Large Cap Growth Fund - Class A JNL/ClearBridge Large Cap Growth Fund - Class I JNL/Cohen & Steers U.S. Realty Fund - Class A JNL/Cohen & Steers U.S. Realty Fund - Class I JNL/DFA International Core Equity Fund - Class A JNL/DFA International Core Equity Fund - Class I JNL/DFA U.S. Core Equity Fund - Class A JNL/DFA U.S. Core Equity Fund - Class I JNL/DFA U.S. Small Cap Fund - Class A JNL/DFA U.S. Small Cap Fund - Class I JNL/DoubleLine Core Fixed Income Fund - Class A JNL/DoubleLine Core Fixed Income Fund - Class I JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I JNL/DoubleLine Total Return Fund - Class A JNL/DoubleLine Total Return Fund - Class I JNL/Dreyfus Government Money Market Fund - Class A JNL/Dreyfus Government Money Market Fund - Class I JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I JNL/First Sentier Global Infrastructure Fund - Class A JNL/First Sentier Global Infrastructure Fund - Class I JNL/Franklin Templeton Income Fund - Class A JNL/Franklin Templeton Income Fund - Class I JNL/Goldman Sachs 4 Fund - Class A JNL/Goldman Sachs 4 Fund - Class I JNL/GQG Emerging Markets Equity Fund - Class A JNL/GQG Emerging Markets Equity Fund - Class I JNL/Invesco Diversified Dividend Fund - Class A JNL/Invesco Diversified Dividend Fund - Class I JNL/Invesco Global Growth Fund - Class A JNL/Invesco Global Growth Fund - Class I JNL/Invesco Small Cap Growth Fund - Class A JNL/Invesco Small Cap Growth Fund - Class I JNL/JPMorgan Global Allocation Fund - Class A JNL/JPMorgan Global Allocation Fund - Class I JNL/JPMorgan Hedged Equity Fund - Class A JNL/JPMorgan Hedged Equity Fund - Class I JNL/JPMorgan Managed Aggressive Growth Fund - Class A JNL/JPMorgan Managed Aggressive Growth Fund - Class I JNL/JPMorgan Managed Conservative Fund - Class A JNL/JPMorgan Managed Conservative Fund - Class I JNL/JPMorgan Managed Growth Fund - Class A JNL/JPMorgan Managed Growth Fund - Class I JNL/JPMorgan Managed Moderate Fund - Class A JNL/JPMorgan Managed Moderate Fund - Class I JNL/JPMorgan Managed Moderate Growth Fund - Class A JNL/JPMorgan Managed Moderate Growth Fund - Class I JNL/JPMorgan MidCap Growth Fund - Class A JNL/JPMorgan MidCap Growth Fund - Class I JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I JNL/JPMorgan U.S. Value Fund - Class A JNL/JPMorgan U.S. Value Fund - Class I JNL/Lazard International Quality Growth Fund - Class A JNL/Lazard International Quality Growth Fund - Class I JNL/Loomis Sayles Global Growth Fund - Class A JNL/Loomis Sayles Global Growth Fund - Class I

JNL/Lord Abbett Short Duration Income Fund - Class A JNL/Lord Abbett Short Duration Income Fund - Class I JNL/Mellon Bond Index Fund - Class A JNL/Mellon Bond Index Fund - Class I JNL/Mellon Communication Services Sector Fund - Class A JNL/Mellon Communication Services Sector Fund - Class I JNL/Mellon Consumer Discretionary Sector Fund - Class A JNL/Mellon Consumer Discretionary Sector Fund - Class I JNL/Mellon Consumer Staples Sector Fund - Class A JNL/Mellon Consumer Staples Sector Fund - Class I JNL/Mellon Dow Index Fund - Class A JNL/Mellon Dow Index Fund - Class I JNL/Mellon Emerging Markets Index Fund - Class A JNL/Mellon Emerging Markets Index Fund - Class I JNL/Mellon Energy Sector Fund - Class A JNL/Mellon Energy Sector Fund - Class I JNL/Mellon Financial Sector Fund - Class A JNL/Mellon Financial Sector Fund - Class I JNL/Mellon Healthcare Sector Fund - Class A JNL/Mellon Healthcare Sector Fund - Class I JNL/Mellon Industrials Sector Fund - Class A JNL/Mellon Industrials Sector Fund - Class I JNL/Mellon Information Technology Sector Fund - Class A JNL/Mellon Information Technology Sector Fund - Class I JNL/Mellon International Index Fund - Class A JNL/Mellon International Index Fund - Class I JNL/Mellon Materials Sector Fund - Class A JNL/Mellon Materials Sector Fund - Class I JNL/Mellon Nasdaq® 100 Index Fund - Class A JNL/Mellon Nasdaq® 100 Index Fund - Class I JNL/Mellon Real Estate Sector Fund - Class A JNL/Mellon Real Estate Sector Fund - Class I JNL/Mellon S&P 400 MidCap Index Fund - Class A JNL/Mellon S&P 400 MidCap Index Fund - Class I JNL/Mellon S&P 500 Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class I JNL/Mellon U.S. Stock Market Index Fund - Class A JNL/Mellon U.S. Stock Market Index Fund - Class I JNL/Mellon Utilities Sector Fund - Class A JNL/Mellon Utilities Sector Fund - Class I JNL/Mellon World Index Fund - Class A JNL/Mellon World Index Fund - Class I JNL/MFS Mid Cap Value Fund - Class A JNL/MFS Mid Cap Value Fund - Class I JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class A

JNL/Morningstar U.S. Sustainability Index Fund - Class I JNL/Morningstar Wide Moat Index Fund - Class A JNL/Morningstar Wide Moat Index Fund - Class I JNL/Neuberger Berman Commodity Strategy Fund - Class A JNL/Neuberger Berman Gold Plus Strategy Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class I JNL/Newton Equity Income Fund - Class A JNL/Newton Equity Income Fund - Class I JNL/PIMCO Income Fund - Class A JNL/PIMCO Income Fund - Class I JNL/PIMCO Investment Grade Credit Bond Fund - Class A JNL/PIMCO Investment Grade Credit Bond Fund - Class I JNL/PIMCO Real Return Fund - Class A JNL/PIMCO Real Return Fund - Class I JNL/PPM America High Yield Bond Fund - Class A JNL/PPM America High Yield Bond Fund - Class I JNL/PPM America Total Return Fund - Class A JNL/PPM America Total Return Fund - Class I JNL/RAFI Fundamental U.S. Small Cap Fund - Class A JNL/RAFI Fundamental U.S. Small Cap Fund - Class I JNL/RAFI Multi-Factor U.S. Equity Fund - Class A JNL/RAFI Multi-Factor U.S. Equity Fund - Class I JNL/T. Rowe Price Balanced Fund - Class A JNL/T. Rowe Price Balanced Fund - Class I JNL/T. Rowe Price Capital Appreciation Fund - Class A JNL/T. Rowe Price Capital Appreciation Fund - Class I JNL/T. Rowe Price Growth Stock Fund - Class A JNL/T. Rowe Price Growth Stock Fund - Class I JNL/T. Rowe Price Mid-Cap Growth Fund - Class A JNL/T. Rowe Price Mid-Cap Growth Fund - Class I JNL/T. Rowe Price Short-Term Bond Fund - Class A JNL/T. Rowe Price Short-Term Bond Fund - Class I JNL/T. Rowe Price U.S. High Yield Fund - Class A JNL/T. Rowe Price U.S. High Yield Fund - Class I JNL/T. Rowe Price Value Fund - Class A JNL/T. Rowe Price Value Fund - Class I JNL/Vanguard Growth ETF Allocation Fund - Class A JNL/Vanguard Growth ETF Allocation Fund - Class I JNL/Vanguard Moderate ETF Allocation Fund - Class A JNL/Vanguard Moderate ETF Allocation Fund - Class I JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I JNL/WCM China Quality Growth Fund - Class A JNL/WCM Focused International Equity Fund - Class A JNL/WCM Focused International Equity Fund - Class I JNL/Westchester Capital Event Driven Fund - Class A

JNL/Westchester Capital Event Driven Fund - Class I JNL/William Blair International Leaders Fund - Class A JNL/William Blair International Leaders Fund - Class I JNL/WMC Balanced Fund - Class A JNL/WMC Balanced Fund - Class I JNL/WMC Equity Income Fund - Class A JNL/WMC Equity Income Fund - Class I JNL/WMC Global Real Estate Fund - Class A JNL/WMC Global Real Estate Fund - Class I JNL/WMC Value Fund - Class A JNL/WMC Value Fund - Class I Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and the period from October 21, 2024 (inception) to December 31, 2024. JNL Multi-Manager U.S. Select Equity Fund - Class A JNL Multi-Manager U.S. Select Equity Fund - Class I JNL/American Funds Moderate Allocation Fund - Class A JNL/American Funds Moderate Allocation Fund - Class I JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I JNL/Morningstar SMID Moat Focus Index Fund - Class A JNL/Morningstar SMID Moat Focus Index Fund - Class I JNL/PPM America Investment Grade Credit Fund - Class A JNL/PPM America Investment Grade Credit Fund - Class I JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I

Jackson National Life Insurance Company

Statutory Financial Statements
December 31, 2025

Jackson National Life Insurance Company

Index to Statutory Financial Statements

________________________________________________________________

Independent Auditors’ Report                        1

Statutory Statements of Admitted Assets, Liabilities,
Capital and Surplus    as of December 31, 2025 and 2024            4

Statutory Statements of Operations    for the years ended
December 31, 2025, 2024, and 2023                5

Statutory Statements of Capital and Surplus for the years
ended December 31, 2025, 2024, and 2023                6

Statutory Statements of Cash Flow    for the years
ended December 31, 2025, 2024, and 2023                7

Notes to Statutory Financial Statements                    8

Supplemental Schedule of Selected Financial Data                78

Supplemental Investment Risks Interrogatories                81

Summary Investment Schedule                        84

Reinsurance Risk Interrogatories                        85

            KPMG LLP
Suite 600
350 N. 5th Street
Minneapolis, MN 55401

Independent Auditors’ Report

The Audit and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company
Opinions
We have audited the statutory financial statements of Jackson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for the three-year period ended December 31, 2025.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Statutory Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the supplemental schedule of selected financial data,

2

supplemental investment risks interrogatories, summary investment schedule, and reinsurance risk interrogatories is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Michigan Department of Insurance and Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
/s/ KPMG LLP

Minneapolis, Minnesota
March 20, 2026

3

Jackson National Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except for share information)

	December 31,
	2025	2024
Admitted Assets
Bonds	$30,298,895	$33,162,492
Preferred stocks, at statement value (cost: 2025, $156,512; 2024, $175,020)	129,703	149,164
Common stocks - unaffiliated, at fair value (cost: 2025, $136,169; 2024, $153,315)	140,261	157,083
Common stocks - affiliated, on equity basis (cost: 2025, $723,509; 2024, $810,906)	721,897	809,139
Cash, cash equivalents, and short-term investments	3,626,373	2,018,084
Mortgage loans	8,675,742	9,329,026
Policy loans	4,220,100	4,203,690
Limited partnership and limited liability company interests	2,354,070	2,291,674
Real estate	230,509	230,926
Derivatives	198,623	(63,384)
Other invested assets	390,067	276,442
Total cash and invested assets	50,986,240	52,564,336

Investment income due and accrued	558,360	569,773
Premiums deferred and uncollected	426,760	222,836
Federal income taxes receivable	107,610	134,437
Net deferred tax asset	622,226	573,926
Amounts due from reinsurers	5,474,896	5,180,133
Receivable for derivatives	—	69,248
Admitted disallowed IMR	306,340	328,926
Guaranty funds receivable	32,502	38,076
Other admitted assets	34,277	7,808
Separate account assets	234,125,083	221,589,231
Total admitted assets	$292,674,294	$281,278,730

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$22,663,082	$24,826,824
Liability for deposit-type contracts	11,284,868	8,940,589
Policy and contract claims	699,827	706,918
Other contract liabilities	(129,070)	(12,217)
Remittances in process	176,497	152,203
Commissions payable and expense allowances on reinsurance assumed	147,832	141,398
Asset valuation reserve	727,222	655,302
Funds held under reinsurance treaties with unauthorized reinsurers	3,721,372	3,666,057
Funds held under coinsurance	13,467,875	15,697,595
General expenses and taxes due and accrued	247,827	254,516
Accrued transfers to separate accounts	(1,264,636)	(2,799,936)
Borrowed money and interest thereon	47,192	752,432
Repurchase agreements	1,001,049	1,540,396
Payable for securities lending	22,969	12,767
Other liabilities	959,580	750,624
Separate account liabilities	234,125,083	221,589,231
Total liabilities	287,898,569	276,874,699
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	13,800	13,800
Surplus notes	249,926	249,871
Gross paid-in and contributed surplus	2,711,221	2,711,221
Aggregate write-ins for special surplus funds	306,340	328,926
Unassigned surplus	1,494,438	1,100,213
Total capital and surplus	4,775,725	4,404,031
Total liabilities, capital and surplus	$292,674,294	$281,278,730

See accompanying Notes to Statutory Financial Statements.

4

Jackson National Life Insurance Company
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2025	2024	2023
Income:
Premiums and annuity considerations	$20,045,040	$17,595,754	$13,227,578
Considerations for supplementary contracts with life contingencies	585	927	1,443
Net investment income	3,038,080	2,985,426	2,854,547
Amortization of interest maintenance reserve	(30,796)	(9,869)	(732,212)
Separate Accounts net gain from operations excluding unrealized gains or losses	547,199	212,426	210,502
Commissions and expense allowances on reinsurance ceded	107,256	1,332,091	54,250
Fee income	2,783,265	2,776,464	5,465,127
Other income	678,533	665,687	612,302
Total income	27,169,162	25,558,906	21,693,537
Benefits and other deductions:
Death and other benefits	38,305,437	34,218,998	24,334,421
Decrease in aggregate reserves	(2,163,741)	(424,051)	(2,528,619)
Commissions	2,298,627	2,070,512	1,752,864
General insurance expenses	813,240	839,669	767,894
Taxes, licenses and fees	55,801	47,497	40,014
Interest on funds withheld treaties	851,583	989,254	1,169,449
Change in loading and other	(540)	(277)	(1,551)
Reclassification of initial gain to surplus	80,960	1,214,820	—
Amortization of gain on reinsured business to income	(255,216)	(316,130)	(119,797)
IMR transferred on reinsurance	81,402	—	—
Net transfers from separate accounts, net of reinsurance	(14,401,994)	(14,546,666)	(6,514,054)
Total benefits and other deductions	25,665,559	24,093,626	18,900,621
Gain from operations before federal income tax expense and net
realized capital losses	1,503,603	1,465,280	2,792,916
Dividends to policyholders	6,942	7,393	8,386
Gain from operations after dividends to policyholders and before federal income taxes	1,496,661	1,457,887	2,784,530
Federal income tax expense (benefit)	(121,320)	96,185	966,356
Gain from operations before net realized capital losses	1,617,981	1,361,702	1,818,174
Net realized capital losses, less tax expense of $37,259 in 2025 and benefit of $250,732, and $545,555 in 2024 and 2023, respectively, excluding tax benefit of $15,820, $16,418, and $342,797 in 2025, 2024, and 2023, respectively, transferred to the IMR	(28,457)	(1,084,069)	(1,939,868)
Net income (loss)	$1,589,524	$277,633	$(121,694)

See accompanying Notes to Statutory Financial Statements.

5

Jackson National Life Insurance Company
Statutory Statements of Capital and Surplus
(In thousands)

			Surplus
	Capital	Surplus	Gross paid-in and	Special
	stock	notes	contributed	Funds	Unassigned	Total

Balances at December 31, 2022	$13,800	$249,769	$4,781,055	$—	$942,794	$5,987,418
Net loss	—	—	—	—	(121,694)	(121,694)
Change in net unrealized capital gains and losses	—	—	—	—	(652,825)	(652,825)
Change in net deferred income tax	—	—	—	—	398,028	398,028
Change in asset valuation reserve	—	—	—	—	497,303	497,303
Change in non-admitted assets	—	—	—	—	(768,985)	(768,985)
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	33,126	33,126
Change in surplus in separate accounts	—	—	—	—	(210,502)	(210,502)
Surplus withdrawn from separate accounts	—	—	—	—	210,502	210,502
Surplus notes accretion	—	48	—	—	—	48
Change in surplus as a result of reinsurance	—	—	—	—	(119,797)	(119,797)
Dividends to stockholders	—	—	—	—	(450,000)	(450,000)
Change in special surplus funds	—	—	—	252,977	(252,977)	—
Paid-in surplus	—	—	(150,000)	—	—	(150,000)
Balances at December 31, 2023	13,800	249,817	4,631,055	252,977	(495,027)	4,652,622

Net income	—	—	—	—	277,633	277,633
Change in net unrealized capital gains and losses	—	—	—	—	1,241,045	1,241,045
Change in net deferred income tax	—	—	—	—	(189,128)	(189,128)
Change in asset valuation reserve	—	—	—	—	(165,633)	(165,633)
Change in non-admitted assets	—	—	—	—	442,170	442,170
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	(3,588)	(3,588)
Change in surplus in separate accounts	—	—	—	—	(212,426)	(212,426)
Surplus withdrawn from separate accounts	—	—	—	—	212,426	212,426
Surplus notes accretion	—	54	—	—	—	54
Change in surplus as a result of reinsurance	—	—	—	—	898,690	898,690
Dividends to stockholders	—	—	—	—	(830,000)	(830,000)
Change in special surplus funds	—	—	—	75,949	(75,949)	—
Paid-in surplus	—	—	(1,919,834)	—	—	(1,919,834)
Balances at December 31, 2024	13,800	249,871	2,711,221	328,926	1,100,213	4,404,031

Net income	—	—	—	—	1,589,524	1,589,524
Change in net unrealized capital gains and losses	—	—	—	—	52,432	52,432
Change in net deferred income tax	—	—	—	—	(160,692)	(160,692)
Change in asset valuation reserve	—	—	—	—	(71,920)	(71,920)
Change in non-admitted assets	—	—	—	—	252,252	252,252
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	(701)	(701)
Change in surplus in separate accounts	—	—	—	—	(581,656)	(581,656)
Surplus withdrawn from separate accounts	—	—	—	—	581,656	581,656
Surplus notes accretion	—	55	—	—	—	55
Change in surplus as a result of reinsurance	—	—	—	—	(174,256)	(174,256)
Dividends to stockholders	—	—	—	—	(1,115,000)	(1,115,000)
Change in special surplus funds	—	—	—	(22,586)	22,586	—
Balances at December 31, 2025	$13,800	$249,926	$2,711,221	$306,340	$1,494,438	$4,775,725
See accompanying Notes to Statutory Financial Statements.

6

Jackson National Life Insurance Company
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2025	2024	2023
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$19,854,093	$17,621,056	$13,259,779
Net investment income	2,440,817	2,176,417	2,489,559
Other	6,285,761	7,049,735	6,118,652
Total cash received from operations	28,580,671	26,847,208	21,867,990
Operating disbursements:
Benefit payments	38,106,212	34,137,141	24,164,287
Commissions, general expenses and taxes	3,707,349	3,385,238	2,951,813
Net transfers to separate accounts	(16,902,312)	(15,658,543)	(6,861,123)
Federal income taxes	(111,676)	(20,811)	(22,120)
Total cash disbursed from operations	24,799,573	21,843,025	20,232,857
Net cash from operations	3,781,098	5,004,183	1,635,133
Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	5,439,894	7,019,697	7,790,462
Stocks	71,060	327,270	239,491
Mortgage loans	1,595,267	1,789,952	2,077,633
Real estate	3,812	3,227	4,419
Limited partnerships and other invested assets	281,441	(4,656,407)	(1,555,962)
Total investment proceeds	7,391,474	4,483,739	8,556,043
Cost of investments acquired:
Bonds	5,270,121	2,906,947	2,828,856
Stocks	34,718	61,087	195,331
Mortgage loans	942,632	876,891	837,867
Real estate	1,454	3,926	2,263
Limited partnerships and other invested assets	980,419	991,756	2,352,696
Total investments acquired	7,229,344	4,840,607	6,217,013
Net (increase) decrease in policy loans	(16,459)	37,679	(18,278)
Net cash from (used in) investments	145,671	(319,189)	2,320,752
Cash from financing and miscellaneous sources:
Cash provided (applied):
Paid in surplus	—	(1,720,900)	(150,000)
Borrowed funds	(705,039)	444,961	244,961
Net deposits on deposit-type contracts	2,344,279	(421,247)	(1,143,229)
Dividends to stockholders	1,115,000	830,000	450,000
Other	(2,842,720)	(2,204,051)	(4,551,649)
Net cash used in financing and miscellaneous sources	(2,318,480)	(4,731,237)	(6,049,917)

Net change in cash, cash equivalents and short-term investments	1,608,289	(46,243)	(2,094,032)

Cash, cash equivalents and short-term investments at beginning of year	2,018,084	2,064,327	4,158,359

Cash, cash equivalents and short-term investments at end of year	$3,626,373	$2,018,084	$2,064,327

Cash flow information for non-cash transactions:
Debt and equity securities acquired from exchange transactions	$193,996	$34,639	$446,817
Debt and equity securities disposed from exchange transactions	$191,238	$27,916	$437,006
Non-cash financial assets transferred to parent	$—	$198,934	$—
Non-cash financial assets transferred to subsidiary	$2,546,244	$10,845	$8,156
Non-cash financial assets transferred to separate account	$—	$335,962	$222,116
Non-cash financial assets transferred to affiliate	$—	$419,003	$—
Non-cash financial assets transferred from separate account	$—	$251,749	$—
Bonds transferred from D-1 to BA-1	$49,814	$—	$—
Other invested assets acquired from change in SSAP No. 21	$33,187	$—	$—
Other invested assets disposed from change in SSAP No. 21	$30,473	$—	$—
See accompanying Notes to Statutory Financial Statements.

7

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by Jackson Financial Inc. (“Jackson Financial”).

Jackson is licensed to sell group and individual annuity products (including immediate, fixed index, deferred fixed, variable, and registered index-linked annuities ("RILA")) and individual life insurance products in 49 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”) and funding agreements. There is no substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (“statutory”). Certain of these statutory accounting practices vary from U.S. generally accepted accounting principles (“GAAP”), including the following:

1.The costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.Assets must be included in the statement of admitted assets, liabilities, capital and surplus at "admitted asset value," with "non-admitted assets" excluded through a charge to surplus;

3.Bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, investments are generally carried at fair value, amortized cost for mortgage loans and policy loans, with changes in valuation recorded in other comprehensive income);

4.Investments in subsidiaries or companies where Jackson has a controlling interest or is the primary beneficiary of a variable interest entity are reported as investments, but are consolidated under GAAP;

5.Liabilities for the indexed portion of RILA contracts, as well as the assets supporting those liabilities, are included in separate accounts for statutory reporting;

6.Current expected credit losses (“CECL”) on certain financial assets are not recognized herein, but are required for GAAP;

7.A net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net deferred tax asset or liability being recorded directly to surplus;

8.For derivative instruments carried at fair value, changes in fair value are recorded directly to surplus (under GAAP, derivative instruments are carried at fair value with changes in fair value generally recorded in income);

9.Future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

10.The Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred variable annuities held in the separate accounts is reported in the general account as a negative liability;
8

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
11.Reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

12.Surplus notes issued by the Company are recorded as surplus rather than as a liability under GAAP;

13.An asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit-related investment losses;

14.Realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

15.Gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value ("BACV") are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

16.Premiums for any contract, including annuities, under which the Company assumes mortality or morbidity risk are recognized as revenues. Under GAAP, premiums for contracts under which the Company does not assume significant mortality or morbidity risk are generally accounted for as deposits to policyholders' accounts;

17.Net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

18.Statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

19.There is no presentation of comprehensive income.

The effects on the financial statements of the variances between statutory accounting practices and GAAP, although not reasonably determinable, are presumed to be material and pervasive.

Certain amounts in the 2024 and 2023 statutory financial statements have been reclassified to conform to the 2025 presentation.

The Michigan Department of Insurance and Financial Services (“DIFS”) recognizes statutory accounting practices prescribed or permitted by the state of Michigan for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Michigan Insurance Law. The DIFS has adopted the National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) to the extent that the accounting practices, procedures, and reporting standards are not modified by the Michigan Insurance Code. The state of Michigan has adopted certain prescribed accounting practices that differ from those defined in NAIC SAP. The commissioner of insurance also has the right to permit other specific practices that deviate from prescribed practices.

The Valuation of Life Insurance Policies Model Regulation (“Model 830”, also known as Regulation XXX), was effective for NAIC SAP in 2000. The state of Michigan did not permit Model 830 for reserve calculations until January 1, 2002. Thus, reserves for life business issued in calendar years 2000-2001 are not valued according to Model 830 and NAIC SAP, but rather, are valued under the prior method of the Standard Valuation Law, referred to as the ‘unitary’ method.

Actuarial Guideline XXXV (“Actuarial Guideline 35”) was adopted by the NAIC in December 1998. The purpose of Actuarial Guideline 35 is to interpret the standards for the valuation of statutory reserves for fixed index annuities. NAIC SAP requires application of Actuarial Guideline 35 for all fixed index annuities issued after December 31, 2000. Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35. As a result, and as demonstrated in the Company’s reconciliation of net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan below, Actuarial Guideline 35 is not reflected in the Company’s accounts as of December 31, 2025 and 2024.
9

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan is shown below (in millions):

	Years Ended December 31,
	2025	2024	2023

Net income (loss), as stated herein	$1,589.5	$277.6	$(121.7)
Adjustments - prescribed practices:
Valuation of Life Insurance Policies Model Regulation (XXX):
Decrease in aggregate reserves for life and accident
and health policies and contracts	0.9	0.4	0.4
Actuarial Guideline 35:
Decrease/(increase) in aggregate reserves for life and
accident and health policies and contracts	33.8	(16.1)	(11.1)
Prescribed practices adjustment	34.7	(15.7)	(10.7)
Tax effect of prescribed practice differences	—	—	—
Net income (loss), NAIC SAP	$1,624.2	$261.9	$(132.4)

	December 31,
	2025	2024

Statutory Capital and Surplus, as stated herein	$4,775.7	$4,404.0
Adjustments - prescribed practices:
Aggregate reserve for life policies and contracts
Valuation of Life Insurance Policies Model Regulation (XXX):
Reserve per Michigan basis	5.2	5.8
Reserve per NAIC SAP	13.7	15.2
Model Regulation (XXX) adjustment	(8.5)	(9.4)

Actuarial Guideline 35:
Reserve per Michigan basis	675.3	567.9
Reserve per NAIC SAP	695.0	621.4
Actuarial Guideline 35 adjustment	(19.7)	(53.5)
Tax effect of prescribed practice differences	5.4	0.2
Net impact of prescribed practices	(22.8)	(62.7)
Statutory capital and surplus, NAIC SAP	$4,752.9	$4,341.3

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No 26 – Bonds; SSAP No 43 – Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21 – Other Admitted Assets, and SSAP No., 86 – Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2 – Cash, Cash Equivalents, Drafts and Short-Term Investments, was also revised to exclude certain securities from being reported as cash equivalents or short-term investments. In March 2024, the NAIC adopted revisions prescribing accounting guidance (measurement method) for all residual interests regardless of legal form. Collectively, these amendments are related to the NAIC Bond Project and became effective January 1, 2025. The Company adopted the amendments prospectively on January 1, 2025 and the adoption did not result in a material impact on the Company’s financial position or investment classifications. The required disclosures under the NAIC Bond Project are included in Note 3 – Fair Value of Financial Instruments and Note 4 – Investments.

10

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following represents the transition impact for the principles based bond guidance included in the revisions to SSAP No. 26 (in thousands):

	BACV at 12/31/2024
	General Account	Separate Account
Securities reclassified off Schedule D-1	$49,814	$8,014

Securities reclassified off Schedule D-1 that resulted in a change in measurement basis
BACV at 12/31/24	19,105	—
BACV after transition	16,921	—
Aggregate surplus impact	(2,184)	—

Securities reclassified off Schedule DA	$—	$44,011

In August 2025, the NAIC adopted changes to the statutory reserve framework for non-variable annuities, including immediate annuities, fixed deferred annuities, and fixed indexed annuities. The new principles-based reserve framework is included in VM-22: Requirements for Principle-Based Reserves for Non-Variable Annuities (“VM-22”) within the NAIC’s Valuation Manual. The new VM-22 framework includes a three-year transition period, with an optional effective date of January 1, 2026, and a mandatory effective date of January 1, 2029, and is applied prospectively to contracts issued after the effective date. Once the new framework is applied to the valuation of reserves for a contract, it is required to be applied to all future valuations for that contract. The Company plans to adopt the new VM-22 framework for all applicable contracts no later than January 1, 2029.

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns, policy crediting rates and future hedging activity; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to liabilities for lawsuits and establishment of liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding asset-backed securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson recognizes an other-than-temporary impairment ("OTTI") for non-asset-backed securities when the Company does not expect full recovery of amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

11

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Asset-backed securities are stated at amortized cost except those with an NAIC designation of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value asset-backed securities that are reported with NAIC designations that are of high credit quality at the time of acquisition and continues to apply this method unless the security is other-than-temporarily impaired. The prospective adjustment method is applied for all other asset-backed securities.

Investments are reduced to estimated fair value (discounted cash flows for asset-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

If the Company intends to sell an impaired asset-backed security or does not have the intent and ability to retain the impaired asset-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For asset-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the asset-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the asset-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the asset-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the asset-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

Unaffiliated common stocks are stated at fair value. The Company’s investments in subsidiaries are recorded based on the equity method. Insurance subsidiaries are reported at their audited statutory capital and surplus and non-insurance subsidiaries are carried at their audited equity as determined under GAAP. The Company has non-admitted $1.6 million of the unaudited equity of five subsidiaries in 2025. The Company had non-admitted $1.8 million of the unaudited equity of five subsidiaries in 2024. Included in common stocks is the Company’s 100% interest in the common stock of Jackson National Life Insurance Company of New York (“Jackson New York”). Jackson New York's financial statements are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services. The State of New York has adopted certain prescribed practices that differ from those found in NAIC SAP:

•Reserves for fixed deferred annuities are valued under Continuous CARVM according to New York insurance law, rather than Curtate CARVM according to NAIC SAP.
•For variable annuity and RILA reserves, New York insurance law incorporates Valuation Manual-21 ("VM-21") but also includes an additional floor calculation. Jackson New York reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York insurance law.
•For payout business, New York insurance law requires an adapted version of VM-22 for purposes of defining minimum reserve standards, thus, reserves for payout business are not valued according to VM-22 as defined by the NAIC SAP, but rather, are valued per New York regulation.

The effect of the prescribed practices is a decrease to income of $11.2 million and a decrease to surplus of $29.8 million. The risk based capital of Jackson New York would not have triggered a regulatory event had it not used these prescribed practices according to New York insurance law.

Preferred stocks are stated at amortized cost, except those with an NAIC designation of “4” to “6,” which are reported at the lower of cost or fair value.

12

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Limited partnership interests, including limited liability company interests, are carried at fair value. Distributions of earnings from these entities are recorded as investment income and unrealized gains and losses are credited or charged directly to surplus. Included in limited partnership interests was $82.4 million and $79.4 million at December 31, 2025 and 2024, respectively, of the Company’s 100% ownership of member interests in the following entities: Jackson National Asset Management, LLC, a registered investment advisor and transfer agent; and Jackson National Life Distributors, LLC, a registered broker-dealer. The Company has non-admitted its 100% ownership interests totaling $2.3 million at both December 31, 2025 and 2024, in PGDS (US One), LLC, which provided certain services to Jackson and certain former affiliates; and Hermitage Management, LLC, which holds and manages certain real estate related investments.

Residual tranche investments are measured under the practical expedient. With this approach, no interest or investment income is recognized until the residual tranche has a BACV of zero. An OTTI is recorded if the fair value of the residual is less than the BACV with the fair value becoming the new BACV. The OTTI is reported as a realized loss.

Capital notes and surplus notes are stated at amortized cost, except those with an NAIC designation of “3” to “6,” which are reported at the lower of cost or fair value.

Debt securities that do not qualify as bonds are carried at the lower of cost or market value. Changes in fair value are recorded as unrealized gains or losses.

The Company also acquires controlling ownership interests in companies through troubled debt restructuring arrangements. These investments are held for sale and are not operated as subsidiaries. These equity investments are carried at fair value.

Derivative instruments afforded hedge accounting treatment are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. See Note 5 for more information on derivative instruments. The Company generally does not account for derivative instruments as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.

Cash, cash equivalents, and short-term investments, are carried at amortized cost.  Cash equivalents include high quality money market instruments and bonds with maturities that are less than three months from purchase date and short-term investments include bonds with maturities that are less than twelve months from purchase date.

Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, impairments and any allowance for loan losses.

On a periodic basis, Jackson assesses the mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. Changes in the allowance for loan losses are recorded in surplus.

Separately, Jackson also reviews individual loans in the portfolio for impairment charge-off based on an assessment of the factors identified above. Impairments deemed other-than-temporary requiring charge-off are recorded initially against the established loan loss allowance if any, and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at unpaid principal balances.
13

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Real estate is carried at depreciated cost, net of encumbrances. Buildings are depreciated over their estimated useful life, up to 40 years.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. With respect to ordinary policies, the mortality assumptions range from the American Experience Table to the 1980/2017 Commissioners’ Standard Ordinary Tables with interest assumptions ranging from 1.00% to 7.00%. With respect to older industrial policies, the mortality assumptions range from the American Experience Table to the 1961 Commissioners’ Standard Industrial Table with interest assumptions ranging from 2.50% to 6.00%. As of both December 31, 2025 and 2024, 32% of the life reserves were calculated on a net level reserve basis and 68% were calculated on a modified reserve basis.

As it relates to VM-20, the Company meets the conditions for exemption under Subsection 1.G.2.b. of the Valuation Manual and filed the statement of exemption required by Subsection 1.G.1. of the Valuation Manual with the State of Michigan DIFS in a letter dated April 26, 2022. Because all conditions outlined in Subsection 1.G.1. have been met for continued use, all policies issued since 2022 are also covered by this statement of exemption and follow reserving standards mentioned above.

Reserves for variable annuity and RILA products and related guarantees are determined using Actuarial Guideline 43 and VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount. The stochastic reserve uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount is based on assumptions prescribed by the regulation. Both the additional standard projection amount and stochastic reserve are adjusted to reflect the impact of hedge instruments owned on the valuation date, and the stochastic reserve is adjusted to reflect future assumed hedging activity.

As previously described in Note 2, Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35.

The majority of all other annuity reserves and GIC deposits are established with an interest rate assumption ranging from 2.25% to 8.75% and are carried at the greater of the cash surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Jackson and Jackson National Life Global Funding have established a $32.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The liability for the outstanding balances at December 31, 2025 and 2024 totaled $8.0 billion and $6.0 billion, respectively, and these liabilities are included in liability for deposit-type contracts. Issued instruments representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.

In February 2025, the Company established a Funding Agreement Backed Commercial Paper (“FABCP”) program. Under the program, commercial paper notes (“FABCP Notes”) are issued by Jackson National Life Short Term Funding, LLC (“the Issuer”), which deposits the proceeds from the sale of the FABCP Notes under a funding agreement between the Issuer and the Company. The liability for the outstanding balance at December 31, 2025 totaled $626.4 million and is included in liability for deposit-type contracts. The current maximum aggregate principal amount permitted to be outstanding at any one time under the FABCP program is $3.0 billion.

Jackson is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI and held in the general account.

14

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Short-term debt is generally used for liquidity and long-term debt is used to fund qualifying construction projects. Debt is reported in borrowed money in the financial statements. Funding agreements are reported in liability for deposit-type contracts in the financial statements. The Company calculated the maximum borrowing capacity in accordance with current FHLB capital stock and limitations in the FHLB credit policy. Short-term debt and funding agreements are subject to prepayment obligations.

The following table summarizes the amount of FHLB capital stock held in aggregate and classified as follows (in thousands):

	December 31,
	2025	2024
Membership Stock - Class A	$—	$—
Membership Stock - Class B	$5,000	$5,000
Activity Stock	$79,784	$115,785
Excess Stock	$33,786	$6,583
Aggregate Total	$118,570	$127,368

Actual or estimated borrowing capacity as determined by the insurer	$2,634,869	$2,830,411

Membership Stock eligible and not eligible for redemption are as follows (in thousands):

			Eligible for Redemption
		Not Eligible	Less	6 Months	1 to Less
Membership	Current Year	For	Than	to Less Than	Than	3 to 5
Stock	Total	Redemption	6 Months	1 Year	3 Years	Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$—	$—	$—	$—	$5,000
Total Stock	$5,000	$—	$—	$—	$—	$5,000

The amount of collateral pledged to the FHLB are as follows (in thousands):

Collateral Pledged to FHLB
	Fair Value	Carrying Value	Aggregate Total Borrowing
December 31, 2025	$2,746,437	$2,850,615	$1,884,080
December 31, 2024	$4,006,833	$4,316,724	$2,684,120

Maximum Amount Pledged During Reporting Period
			Aggregate Total
	Fair Value	Carrying Value	Borrowing
Period ended December 31, 2025	$3,710,937	$3,992,826	$2,764,120
Period ended December 31, 2024	$4,006,833	$4,316,724	$2,684,120
15

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate amount of borrowings from the FHLB were as follows (in thousands):

	General Account	Funding Agreements Reserves Established
December 31, 2025
Debt
Short-term	$—	XXX
Long-term	47,105	XXX
Funding Agreements	1,836,975	$1,836,975
Aggregate Total	$1,884,080	$1,836,975

December 31, 2024
Debt
Short-term	$700,000	XXX
Long-term	52,145	XXX
Funding Agreements	1,931,975	$1,931,975
Aggregate Total	$2,684,120	$1,931,975

The maximum amount borrowed during the reporting period was as follows (in thousands):

General Account
Debt	$832,145
Funding Agreements	1,931,975
Aggregate Total	$2,764,120

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at BACV are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

Realized gains and losses included in IMR on sales of fixed income investments subject to a funds withheld arrangement are released from the IMR and transferred to the liability for funds held under coinsurance with no impact to income.

16

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate accounts and non-insulated separate accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

(1)	Net negative (disallowed) IMR

		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2025	$312,236	$306,340	$—	$5,896
	2024	$344,022	$341,903	$—	$2,119

(2)	Negative (disallowed) IMR admitted
		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2025	$312,236	$306,340	$—	$5,896
	2024	$328,926	$328,926	$—	$—

(3)	Calculated adjusted capital and surplus	Total
		2025	2024
	Prior period general account capital & surplus from 9/30 SAP financials	$4,860,038	$4,154,150
	EDP equipment & operating system software (admitted)	5,888	3,038
	Net DTAs (admitted)	633,150	541,449
	Net negative (disallowed) IMR (admitted)	325,558	320,407
	Adjusted capital & surplus	$3,895,442	$3,289,256

(4)	Percentage of adjusted capital and surplus	Total
		2025	2024
	Percentage of total net negative (disallowed) IMR admitted in general account or recognized in separate account to adjusted capital surplus	8.0%	10.0%

The Company allocated gains and losses to IMR from derivatives that were reported at fair value prior to the termination of the derivatives. The balances in IMR from these derivatives were unamortized gains of $42.5 million and $43.9 million and unamortized losses of $257.4 million and $294.2 million at December 31, 2025 and 2024, respectively.

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company's derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit-related investment losses. Changes in the AVR are recorded directly to surplus.

17

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Premiums for GICs and deposit-type contracts are recorded directly to policy reserves. Interest credited to deposit-type contracts is recorded as an expense in the statement of operations when earned. Payments that represent a return of policyholder balances are not recorded as expenses. To the extent such payments differ from the recorded reserve, the difference is recorded in the statement of operations as a benefit expense. Fee income is recognized as revenue when earned. Commission and expense allowances, which are commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory separate account reserves for variable annuities and variable life and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued was excluded from surplus on the following basis:

Bonds - securities in default and otherwise where collection is uncertain.

Mortgage loans - loans in foreclosure deemed in default, delinquent for greater than one year or where collection of interest is uncertain.

Real estate - properties where rent is in arrears for more than three months.
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2025, 2024, and 2023, the amounts excluded from investment income were $5.2 million, $1.1 million, and $0.9 million, respectively.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
Gross	$559,155
Nonadmitted	$795
Admitted	$558,360

At December 31, 2025 and 2024, the Company had $1.1 million and $363 thousand, respectively, in aggregate deferred interest.

At December 31, 2025, 2024, and 2023, the Company had $13.2 million, $17.4 million, and $10.0 million cumulative amounts of paid-in-kind interest, respectively.
Furniture and Equipment
Furniture and equipment are carried at cost less accumulated depreciation, which is charged to operations on a straight-line basis over the estimated useful lives of the related assets. Furniture and EDP equipment and software are depreciated over three to seven years. Furniture and equipment, except for certain EDP equipment and software reported in other admitted assets, is non-admitted. Depreciation expense on admitted assets totaled $2.8 million, $1.2 million, and $0.2 million for 2025, 2024, and 2023, respectively, while depreciation expense on non-admitted assets totaled $16.5 million, $14.7 million, and $14.4 million in 2025, 2024, and 2023, respectively.

18

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax ("CAMT"). A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 8 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as "non-admitted assets" (principally net deferred tax assets not realizable within three years, agents' debit balances, furniture, equipment, computer software, prepaid expenses, certain other receivables, and investments in certain common stocks and limited liability corporations) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with variable life and variable annuity contracts, which aggregated $218.8 billion and $212.0 billion at December 31, 2025 and 2024, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the variable annuity contracts. These fees are recorded as earned.

The Company previously had a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan, which was liquidated October 1, 2025. The deposits were previously allocated to the non-guaranteed, insulated Jackson National Separate Account – II and aggregated $208.3 million at December 31, 2024.

The assets and liabilities associated with RILA are allocated to a non-insulated separate account and aggregated $15.3 billion and $9.4 billion at December 31, 2025 and 2024, respectively.

Subsequent Events
On February 11, 2026, Jackson Financial entered into a non-exclusive investment management arrangement with TPG Inc ("TPG") with a 10-year initial term with automatic 1-year renewals through year 15, subject to various termination provisions, with TPG providing Investment Grade Asset Based Finance and Direct Lending investment capabilities to complement the asset management capabilities of PPM America, Inc. ("PPM"), an affiliate of Jackson. Under the agreement, PPM will continue to manage the majority of Jackson’s investment portfolio and both Jackson and PPM will retain oversight of Jackson’s investment portfolio.

The Company has evaluated events through March 20, 2026, which is the date the financial statements were available to be issued.

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are priced using observable inputs and freestanding derivative instruments that are priced using models with observable market inputs are included in Level 2.
19

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes limited partnership interests and less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine the fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

20

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2025 and 2024, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.

At December 31, 2025 and 2024, bonds valued internally, including matrix-priced securities, had a BACV of $5.3 billion and $5.5 billion, respectively, and an estimated fair value of $4.9 billion and $5.0 billion at 2025 and 2024, respectively.

Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent on the underlying property, fair value is the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Mortgage loans held under the funds withheld reinsurance agreement are valued using third-party pricing services, which may use economic inputs, geographical information, and property specific assumptions in deriving the fair value price. The Company reviews the valuations from these pricing providers to ensure they are reasonable. Due to lack of observable inputs, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.
21

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Derivative Instruments
Fair values for derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, cross currency total return swaps, cross currency forwards, credit default swaps, put swaptions and equity index call and put options, and bond forwards. The derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnership Interests
Fair values for limited partnership interests are generally determined using the proportion of the Company's investment in the value of the net assets of each fund (“NAV equivalent”) as a practical expedient for fair value, and generally, are recorded on a three-month lag. No material adjustments were deemed necessary at December 31, 2025 or 2024.

The Company’s limited partnership interests are not redeemable, and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value rather than the practical expedient. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

In cases when a limited partnership’s financial statements are unavailable and a NAV equivalent is not available or practical, the fair value may be based on an internally developed model or provided by the general partner as determined using private transactions, information obtained from the primary co-investor or underlying company, or financial metrics provided by the lead sponsor. These investments are classified as Level 3 in the fair value hierarchy.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above), commercial and residential mortgage loans and cash equivalents.

Reserves for Guaranteed Investment Contracts
Fair value is based on the present value of future cash flows discounted at current market interest rates.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans, debt securities, and mortgage loans.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

22

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for RILA are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance with admitted reserves.

Borrowed Money and Interest Thereon
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity. Fair value of surplus notes is based on the present value of future cash flows discounted at current market interest rates.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2025
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Issuer credit obligations	$—	$797	$716	$—	$1,513
Asset-backed securities	—	5,663	31,896	—	37,559
Preferred stock	—	129,703	—	—	129,703
Common stock	118,586	20,536	1,139	—	140,261
Subtotal	118,586	156,699	33,751	—	309,036
Limited partnership interests	—	—	11,081	2,260,617	2,271,698
Other invested assets	—	3,628	15,520	—	19,148
Derivatives	—	198,623	—	—	198,623
Separate account assets	—	218,806,543	—	—	218,806,543
Total assets at fair value	$118,586	$219,165,493	$60,352	$2,260,617	$221,605,048

	December 31, 2024
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$1,831	$947	$—	$2,778
Residential mortgage-backed securities	—	14	—	—	14
Preferred stock	—	149,141	—	—	149,141
Common stock	127,381	28,566	1,136	—	157,083
Subtotal	127,381	179,552	2,083	—	309,016
Limited partnership interests	—	—	10,147	2,212,228	2,222,375
Other invested assets	—	—	30,473	—	30,473
Derivatives	—	(63,384)	—	—	(63,384)
Separate account assets	—	212,215,798	—	—	212,215,798
Total assets at fair value	$127,381	$212,331,966	$42,703	$2,212,228	$214,714,278

23

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Changes in Level 3 Assets Measured at Fair Value
The following tables summarize the changes in assets measured at fair value classified in Level 3 (in thousands). Gains and losses reported in these tables may include changes in fair value that are attributable to both observable and unobservable inputs.

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2025	Level 3	Level 3	income	surplus	settlements	2025
Assets
Issuer credit obligations	$947	$—	$—	$—	$—	$(231)	$716
Asset-backed securities	—	49,000	—	—	(17,104)	—	31,896
Common stock	1,136	—	—	—	3	—	1,139
Limited partnership interests	10,147	—	—	—	934	—	11,081
Other invested assets	30,473	—	—	—	(1,090)	(13,863)	15,520
Total	$42,703	$49,000	$—	$—	$(17,257)	$(14,094)	$60,352

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2024	Level 3	Level 3	income	surplus	settlements	2024
Assets
Corporate bonds	$947	$—	$—	$—	$—	$—	$947
Common stock	1,129	—	—	—	7	—	1,136
Limited partnership interests	7,278	—	—	—	2,869	—	10,147
Other invested assets	8,398	24,554	(8,398)	—	(2,768)	8,687	30,473
Total	$17,752	$24,554	$(8,398)	$—	$108	$8,687	$42,703

The components of the amounts included in purchases, sales, issuances and settlements shown above are as follows (in thousands):

	December 31, 2025
	Purchases	Sales	Issuances	Settlements	Total
Assets
Issuer credit obligations	$716	$(947)	$—	$—	$(231)
Other invested assets	16,610	(30,473)	—	—	(13,863)
Total	$17,326	$(31,420)	$—	$—	$(14,094)

	December 31, 2024
	Purchases	Sales	Issuances	Settlements	Total
Assets
Other invested assets	$10,334	$(1,647)	$—	$—	$8,687
Total	$10,334	$(1,647)	$—	$—	$8,687

For both of the years ended December 31, 2025 and 2024, there were no invested assets transferred into Level 3 related to investments that no longer use NAV as a practical expedient for fair value.

24

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2025
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Issuer credit obligations	$22,988,553	$25,866,319	$2,455,849	$20,239,769	$292,935	$—
Asset-backed securities	4,313,168	4,432,576	—	4,145,235	167,933	—
Preferred stock	129,703	129,703	—	129,703	—	—
Common stock	140,261	140,261	118,586	20,536	1,139	—
Mortgage loans	8,262,450	8,675,742	—	—	8,262,450	—
Cash and cash equivalents	3,622,805	3,622,374	3,622,805	—	—	—
Short-term investments	4,000	3,999	—	4,000	—	—
Policy loans	4,220,100	4,220,100	—	—	4,220,100	—
Derivatives	198,623	198,623	—	198,623	—	—
Limited partnership interests	2,271,698	2,271,698	—	—	11,081	2,260,617
Other invested assets	312,065	355,198	—	195,892	68,476	47,697
Securities lending assets	22,969	22,969	22,969	—	—	—
Separate account assets	234,333,389	234,125,083	—	234,333,389	—	—
Total assets at fair value	$280,819,784	$284,064,645	$6,220,209	$259,267,147	$13,024,114	$2,308,314

Liabilities at fair value:
Liability for deposit-type contracts	$11,313,902	$11,284,868	$—	$—	$11,313,902	$—
Payable for securities lending	22,969	22,969	—	22,969	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,721,905	3,721,372	—	—	3,721,905	—
Funds held under coinsurance	11,639,545	13,467,875	—	—	11,639,545	—
Separate account liabilities	235,808,216	234,125,083	—	235,808,216	—	—
Repurchase agreements	1,001,049	1,001,049	—	1,001,049	—	—
Borrowed money and interest thereon	47,192	47,192	—	47,192	—	—
Total liabilities at fair value	$263,554,778	$263,670,408	$—	$236,879,426	$26,675,352	$—
25

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2024
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$29,057,718	$33,162,492	$2,563,134	$25,657,792	$836,792	$—
Preferred stock	149,258	149,164	—	149,258	—	—
Common stock	157,083	157,083	127,381	28,566	1,136	—
Mortgage loans	8,646,717	9,329,026	—	—	8,646,717	—
Cash and cash equivalents	1,965,198	1,964,737	1,965,198	—	—	—
Short-term investments	53,365	53,347	50,193	—	3,172	—
Policy loans	4,203,690	4,203,690	—	—	4,203,690	—
Derivatives	(63,384)	(63,384)	—	(63,384)	—	—
Limited partnership interests	2,222,375	2,212,228	—	—	10,147	2,212,228
Other invested assets	181,787	234,203	—	151,314	30,473	—
Securities lending assets	12,767	12,767	12,767	—	—	—
Separate account assets	221,505,865	221,589,231	—	221,505,865	—	—
Total assets at fair value	$268,092,439	$273,004,584	$4,718,673	$247,429,411	$13,732,127	$2,212,228

Liabilities at fair value:
Liability for deposit-type contracts	$8,562,670	$8,940,589	$—	$—	$8,562,670	$—
Payable for securities lending	12,767	12,767	—	12,767	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,665,682	3,666,057	—	—	3,665,682	—
Funds held under coinsurance	13,423,703	15,697,595	—	—	13,423,703	—
Separate account liabilities	222,079,702	221,589,231	—	222,079,702	—	—
Repurchase agreements	1,540,396	1,540,396	—	1,540,396	—	—
Borrowed money and interest thereon	752,432	752,432	—	752,432	—	—
Total liabilities at fair value	$250,037,352	$252,199,067	$—	$224,385,297	$25,652,055	$—

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities and mortgage loans. Debt securities primarily include publicly traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive annuity contracts, life insurance products and GICs on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

26

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Assets withheld by the Company related to funds withheld coinsurance are included on the balance sheet and within the respective footnotes; however, the economic risk of these assets is borne by the reinsurance company. In addition, the reinsurance company is required to provide additional assets should the value of assets fall below the respective liability values. The following table summarizes the types of assets held under funds withheld coinsurance arrangements (in thousands):

December 31,
2025

U.S. government obligations	$107,789
Other U.S. government obligations	20,323
Non-U.S. sovereign jurisdiction	334,077
Municipal bonds - special revenues	116,473
Project finance bonds issued by operating entities	240,353
Corporate bonds	6,401,756
Mandatory convertible bonds	716
Single entity backed obligations	467,801
Bonds issued by funds representing operating entities	702,782
Bank loans - acquired	623
Agency RMBS - guaranteed	1,563
Agency RMBS - not guaranteed	7,497
Agency CMBS - guaranteed	11,541
Non-agency CMBS	296,485
Non-agency RMBS	243,609
Non-agency CLOs/CBOs/CDOs	214,864
Other financial asset-backed securities	258,931
Other non-financial asset-backed securities - practical expedient	69,898
Other non-financial asset-backed securities - full analysis	155,574
Lease-backed securities - full analysis	19,890
Lease-backed securities - practical expedient	100,546
Debt Securities*	9,773,091
Common stocks	188
Preferred stocks	88,005
Equity securities	88,193
Limited partnerships	692,197
Other invested assets	256,824
Commercial mortgage loans	1,798,689
Residential mortgage loans	643,997
Mortgage loans	2,442,686
Policy loans	3,547,564
Cross currency swaps	9,992
Cross currency forwards	(14,166)
Derivative instruments, net	(4,174)
Cash, cash equivalents and short-term	281,401
Accrued investment income	95,250
Other assets and liabilities, net	16,215
Total funds withheld assets	$17,189,247

*Includes $109.0 million of debt securities which are included in cash, cash equivalents and short-term investments on the balance sheet to be consistent with the following debt securities table.

27

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31,
2024
Government	$670,838
Special revenue	68,078
Industrial and miscellaneous	8,783,258
Residential mortgage-backed	115,224
Commercial mortgage-backed	288,704
Other asset-backed	1,402,266
Debt Securities*	11,328,368
Common stocks	186
Preferred stocks	125,057
Equity securities	125,243
Limited partnerships	763,249
Other invested assets	172,572
Commercial mortgage loans	2,195,170
Residential mortgage loans	888,822
Mortgage loans	3,083,992
Policy loans	3,501,298
Cross currency swaps	17,470
Cross currency forwards	27,983
Derivative instruments, net	45,453
Cash, cash equivalents and short-term	233,717
Accrued investment income	116,947
Other assets and liabilities, net	(7,187)
Total funds withheld assets	$19,363,652

*Includes $99.0 million of debt securities which are included in cash, cash equivalents and short-term investments on the balance sheet to be consistent with the following debt securities table.

28

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Debt Securities, Common and Preferred Stock
Cost or amortized cost, gross unrealized gains and losses, estimated fair value and BACV of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2025	Cost	Gains	Losses	Value	Value
U.S. government obligations	$4,738,369	$4,744	$772,037	$3,971,076	$4,738,369
Other U.S. government obligations	117,150	1,701	4,021	114,830	117,150
Non-U.S. sovereign jurisdiction	463,270	1,357	101,273	363,354	462,978
Municipal bonds - general obligation	85,384	—	6,098	79,286	85,384
Municipal bonds -special revenues	411,457	132	58,474	353,115	411,457
Project finance bonds issued by operating entities	995,239	10,139	95,469	909,909	999,889
Corporate bonds	18,036,787	186,606	1,859,427	16,363,966	18,008,527
Mandatory convertible bonds	731	—	15	716	716
Single entity backed obligations	1,342,869	4,471	143,027	1,204,313	1,342,913
Bonds issued by funds representing operating entities	1,213,460	6,709	75,565	1,144,604	1,215,112
Bank loans - acquired	623	—	11	612	623
Other issuer credit obligations	1,996	4	—	2,000	1,996
Total issuer credit obligations	27,407,335	215,863	3,115,417	24,507,781	27,385,114

Agency RMBS - guaranteed	35,079	224	2,236	33,067	35,079
Agency RMBS - not guaranteed	98,143	1,312	5,772	93,683	98,143
Agency CMBS - guaranteed	17,752	—	1,038	16,714	17,752
Non-agency RMBS	263,521	21,815	13,584	271,752	261,510
Non-agency CMBS	1,259,098	4,928	46,031	1,217,995	1,259,098
Non-agency CLOs/CBOs/CDOs	618,151	656	7,298	611,509	616,489
Non-agency CLOs/CBOs/CDOs - affiliated	11,652	4	33	11,623	11,652
Other financial asset-backed securities	981,669	3,283	66,397	918,555	978,778
Other non-financial asset-backed securities - practical expedient	246,873	1,437	18,566	229,744	237,801
Other non-financial asset-backed securities - full analysis	476,121	5,403	5,637	475,887	476,121
Leased-backed securities - practical expedient	175,981	353	9,514	166,820	175,981
Leased-backed securities - full analysis	264,172	2,943	1,296	265,819	264,172
Total asset-backed securities	4,448,212	42,358	177,402	4,313,168	4,432,576
Total debt securities	31,855,547	258,221	3,292,819	28,820,949	31,817,690
Common and preferred stock	292,681	4,937	27,654	269,964	269,964
Total securities	$32,148,228	$263,158	$3,320,473	$29,090,913	$32,087,654

Total debt securities are reported on the balance sheet as:

Bonds					$30,298,895
Cash, cash equivalents and short-term investments					$1,518,795
					$31,817,690

29

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value
Governments	$5,919,657	$4,581	$1,098,616	$4,825,622	$5,919,027
Special revenue and special assessment	120,873	507	10,523	110,857	120,873
Industrial and miscellaneous	23,900,086	108,109	2,939,882	21,068,313	23,816,884
Residential mortgage-backed	295,454	25,967	30,205	291,216	294,853
Commercial mortgage-backed	1,326,874	2,013	87,547	1,241,340	1,326,874
Other asset-backed	2,991,972	3,399	183,839	2,811,532	2,974,664
Total debt securities	34,554,916	144,576	4,350,612	30,348,880	34,453,175
Common and preferred stock	328,335	4,828	26,822	306,341	306,247
Total securities	$34,883,251	$149,404	$4,377,434	$30,655,221	$34,759,422

Total debt securities are reported on the balance sheet as:

Bonds					$33,162,492
Cash, cash equivalents and short-term investments					$1,290,683
					$34,453,175

30

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The amount of gross unrealized losses and the associated estimated fair value of debt securities and stocks (excluding wholly-owned subsidiaries) are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2025	Losses	Value	Losses	Value	Losses	Value
U.S. government obligations	$2,106	$114,571	$769,931	$2,059,723	$772,037	$2,174,294
Other U.S. government obligations	548	27,724	3,473	36,127	4,021	63,851
Non-U.S. sovereign jurisdiction	319	27,294	100,954	271,217	101,273	298,511
Municipal bonds - general obligations	—	—	6,098	79,286	6,098	79,286
Municipal bonds - special revenues	921	12,875	57,553	331,302	58,474	344,177
Project finance bonds issued by operating entities	131	22,150	95,338	604,177	95,469	626,327
Corporate bonds	7,860	544,805	1,851,567	10,405,130	1,859,427	10,949,935
Mandatory convertible bonds	15	716	—	—	15	716
Single entity backed obligations	—	—	143,027	1,052,529	143,027	1,052,529
Bonds issued by funds representing operating entities	70	22,758	75,495	750,797	75,565	773,555
Bank loans - acquired	—	—	11	612	11	612
Total issuer credit obligations	11,970	772,893	3,103,447	15,590,900	3,115,417	16,363,793
Agency RMBS - guaranteed	2	1,493	2,234	17,508	2,236	19,001
Agency RMBS - not guaranteed	—	2,015	5,772	42,869	5,772	44,884
Agency CMBS - guaranteed	—	—	1,038	16,714	1,038	16,714
Non-Agency RMBS	1,855	38,728	11,729	68,145	13,584	106,873
Non-Agency CMBS	499	107,510	45,532	639,822	46,031	747,332
Non-Agency CLOs/CBOs/CDOs	321	91,907	6,977	163,934	7,298	255,841
Non-Agency CLOs/CBOs/CDOs - affiliated	33	1,197	—	—	33	1,197
Other financial asset backed securities	846	69,201	65,551	505,502	66,397	574,703
Other non-financial asset-backed securities - practical expedient	9,107	41,173	9,459	93,900	18,566	135,073
Other non-financial asset-backed securities - full analysis	138	39,646	5,499	127,397	5,637	167,043
Lease-backed securities - practical expedient	—	—	9,514	134,465	9,514	134,465
Lease-backed securities - full analysis	206	31,193	1,090	30,756	1,296	61,949
Total asset-backed securities	13,007	424,063	164,395	1,841,012	177,402	2,265,075
Total debt securities	24,977	1,196,956	3,267,842	17,431,912	3,292,819	18,628,868
Common and preferred stock	219	17,781	27,435	106,406	27,654	124,187
Total securities	$25,196	$1,214,737	$3,295,277	$17,538,318	$3,320,473	$18,753,055

31

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2024	Losses	Value	Losses	Value	Losses	Value
Governments	$14,093	$400,269	$1,084,523	$2,823,437	$1,098,616	$3,223,706
Special revenue	71	8,498	10,452	90,267	10,523	98,765
Industrial and miscellaneous	86,548	2,869,737	2,853,334	15,563,339	2,939,882	18,433,076
Residential mortgage-backed	1,067	66,157	29,138	152,375	30,205	218,532
Commercial mortgage-backed	12,040	154,259	75,507	901,187	87,547	1,055,446
Other asset-backed	5,014	349,691	178,825	1,551,827	183,839	1,901,518
Total debt securities	118,833	3,848,611	4,231,779	21,082,432	4,350,612	24,931,043
Common and preferred stock	750	20,261	26,072	128,283	26,822	148,544
Total temporarily impaired
securities	$119,583	$3,868,872	$4,257,851	$21,210,715	$4,377,434	$25,079,587

Debt securities include investments in mortgage-backed securities, which are collateralized by residential mortgage loans (“RMBS”) and are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2025	Cost	Gains	Losses	Value	Value

Prime	$237,229	$2,203	$11,766	$227,666	$236,348
Alt-A	21,210	14,955	1,797	34,368	20,080
Subprime	5,082	4,657	21	9,718	5,082
Total non-agency RMBS	$263,521	$21,815	$13,584	$271,752	$261,510

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value

Prime	$94,843	$2,199	$13,994	$83,048	$94,554
Alt-A	28,586	18,888	1,754	45,720	28,274
Subprime	3,125	4,440	19	7,546	3,125
Total non-agency RMBS	$126,554	$25,527	$15,767	$136,314	$125,953

The Company defines its exposure to non-agency RMBS as follows. Prime asset-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A asset-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime asset-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 70% of the Company’s investments in Alt-A related mortgage-backed securities and 53% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities, which are collateralized by commercial mortgage loans (“CMBS”). Of these investments, 99% are rated investment grade by the NAIC.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses than corporate bonds. At December 31, 2025, the carrying value and estimated fair value of the Company’s direct investments in bank loans are $0.6 million and $0.6 million, respectively.

32

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2025, of the total carrying value for bonds in an unrealized loss position, 99% were investment grade and 1% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Issuer credit obligations, excluding government securities, in an unrealized loss position were diversified across industries. As of December 31, 2025, the industries comprising the larger proportion of unrealized losses included utilities (19% of issuer credit obligations gross unrealized losses) and healthcare (13%). The largest unrealized loss related to a single corporate obligor was $54.8 million at December 31, 2025.

The amortized cost, gross unrealized gains and losses, estimated fair value and BACV of debt securities at December 31, 2025, by contractual maturity, including those debt securities reported as cash, cash equivalents, and short-term investments, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$2,602,085	$1,746	$3,261	$2,600,570	$2,602,075
Due after 1 year through 5 years	7,695,065	65,190	267,481	7,492,774	7,663,449
Due after 5 years through 10 years	4,391,199	75,552	229,582	4,237,169	4,403,083
Due after 10 years through 20 years	7,594,849	67,640	1,205,959	6,456,530	7,592,166
Due after 20 years	5,124,137	5,735	1,409,134	3,720,738	5,124,341
Asset-backed securities	4,448,212	42,358	177,402	4,313,168	4,432,576
Total debt securities	$31,855,547	$258,221	$3,292,819	$28,820,949	$31,817,690

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain asset-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for asset-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain asset-backed securities deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The BACV of securities changing from the retrospective to the prospective methodology in 2025 and 2024 was $50.6 million and $77.5 million, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 - 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2025, the Company’s investment advisor provided the designation for debt securities with carrying values and estimated fair values of $346.4 million and $317.7 million, respectively.

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

33

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company's debt securities by NAIC designation are as follows at December 31, 2025 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$19,914,446	$144,803	$2,165,253	$17,893,996	$19,875,201
Class 2	11,495,513	109,170	1,087,809	10,516,874	11,506,001
Class 3	330,606	3,261	24,721	309,146	330,606
Class 4	31,293	692	1,917	30,068	31,293
Class 5	23,293	273	4,019	19,547	23,293
Class 6	60,396	22	9,100	51,318	51,296
Total debt securities	$31,855,547	$258,221	$3,292,819	$28,820,949	$31,817,690
The BACV and fair value of debt securities in default that were anticipated to be income producing when purchased were $17.7 million and $17.7 million at December 31, 2025, respectively, and $1.9 million and $2.1 million at December 31, 2024, respectively. The BACV and fair value of debt securities in default that were non-income producing for the 12 months preceding December 31, 2025 were $79 thousand and $91 thousand, respectively, and $1.3 million and 1.3 million at December 31, 2024, respectively.

Debt securities with a BACV of $71.9 million and $101.3 million at December 31, 2025 and 2024, respectively, were on deposit with regulatory authorities as required by law in various states in which business is conducted.

At December 31, 2025 and 2024, debt securities with a BACV of $110.2 million and $165.9 million, respectively, were held in trust pursuant to the 100% coinsurance transactions (“retro treaties”) with Swiss Reinsurance Company Ltd (“Swiss Re”) as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $273.1 million and $235.4 million, respectively, were held pursuant to the Squire Reassurance Company II, Inc. (“Squire Re II”) reinsurance treaty as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $1,091.8 million and $1,233.0 million, respectively, were held in trust pursuant to the Jackson New York reinsurance treaty as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $9,258.6 million and $10,827.9 million, respectively, were held pursuant to the Athene reinsurance treaty as discussed in Note 7.

At December 31, 2025 and 2024, debt securities with a BACV of $131.2 million and $99.1 million, respectively, were held pursuant to the Brooke Re reinsurance treaty for certain guaranteed benefits under variable annuity contracts as discussed in Note 7.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to surplus.

34

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., changes in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. At both December 31, 2025 and 2024, assumed default rates for delinquent loans ranged from 10% to 100%. At both December 31, 2025 and 2024, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 45%.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

35

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

In 2025, 2024, and 2023, the Company recognized other-than-temporary impairments on asset-backed securities where the Company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date of $1.4 million, $1.0 million, and $8.7 million, respectively.

In 2025, 2024, and 2023, the Company recognized other-than-temporary impairments of $56.7 million, $29.7 million, and $11.3 million, respectively, related to asset-backed securities. See Note 17 for a table detailing securities with recognized other-than-temporary impairment charges during 2025.

The following table summarizes other-than-temporary impairment charges recorded for the years ended (in thousands):

2025
Corporate bonds	$233
Non-agency RMBS	1,309
Non-agency CMBS	1,394
Other financial asset-backed securities	47,562
Other non-financial asset-backed securities - practical expedient	6,455
Limited partnership interests	11,041
Mortgage loans	13,671
Real estate	6,751
Residual tranches	26,680
Total other-than-temporary impairment charges	$115,096

	2024	2023
Residential mortgage-backed securities:
Prime	$1,183	$1,193
Alt-A	1,325	1,194
Subprime	117	126
Industrial and miscellaneous	1,306	53,097
Governments	—	2,076
Commercial mortgage backed securities	—	8,773
Asset-backed securities	27,116	41
Common stock	—	5,006
Limited partnership interests	3,228	10,632
Mortgage loans	13,278	66,000
Other	691	—
Total other-than-temporary impairment charges	$48,244	$148,138
36

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Sales of bonds:
Gross gains	$47,435	$33,056	$78,348
Gross losses	(185,285)	(198,190)	(553,444)
Sales of stocks:
Gross gains	1,020	2,068	387
Gross losses	(332)	(9,427)	(28,547)
Derivative instruments	18,739	(1,312,857)	(3,816,256)
Mortgage loans on real estate	(2,149)	(11,486)	(29,238)
Other assets	167,936	110,307	493,064
Other-than-temporary impairment losses	(115,096)	(48,244)	(148,138)
Net realized losses	$(67,732)	$(1,434,773)	$(4,003,824)

Net losses allocated to IMR	$(76,534)	$(99,972)	$(1,518,401)
Net losses allocated to AVR	(16,493)	(380,537)	(2,485,423)
Net losses unallocated	25,295	(954,264)	—
Net realized losses	$(67,732)	$(1,434,773)	$(4,003,824)

Net losses allocated to AVR	$(16,493)	$(380,537)	$(2,485,423)
Net losses unallocated	25,295	(954,264)	—
Tax benefit	(37,259)	250,732	545,555
Reported net realized losses	$(28,457)	$(1,084,069)	$(1,939,868)

Proceeds from the sale of bonds totaled $2.3 billion, $3.7 billion, and $5.8 billion in 2025, 2024, and 2023, respectively.

Asset-Backed Securities
The Company has no significant concentrations as defined in SSAP No. 27, Off-Balance Sheet and Credit Risk Disclosures, arising from its investment in asset-backed securities.

Mortgage Loans on Real Estate
At December 31, 2025, commercial mortgage loans were collateralized by properties located in 34 states, the District of Columbia, and Europe. The minimum and maximum lending rates for loans issued in 2025 were 4.7% and 7.5%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 96.7%.

At December 31, 2025, residential mortgage loans were collateralized by properties located in 49 states, the District of Columbia, Europe, and Mexico. The minimum and maximum lending rates for loans issued in 2025 were 7.7% and 11.8%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 329.2%.

37

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The age analysis of mortgage loans and identification of the mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement are as follows (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2025
1. Recorded investment (All)
(a) Current	$—	$56	$728	$—	$7,523	$108	$8,416
(b) 30-59 days past due	—	12	34	—	—	—	46
(c) 60-89 days past due	—	8	15	—	—	—	23
(d) 90-179 days past due	—	8	11	—	—	—	19
(e) 180+ days past due	—	8	55	—	109	—	172
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$8	$—	$—	$—	$—	$8
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$8	$—	$—	$—	$—	$8
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$175	$—	$—	$—	$175
(b) Number of loans	—	—	319	—	—	—	319
(c) Percent reduced	—%	—%	100%	—%	—%	—%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$92	$536	$—	$297	$55	$980

2024
1. Recorded investment (All)
(a) Current	$—	$60	$736	$—	$8,118	$156	$9,070
(b) 30-59 days past due	—	16	111	—	—	—	128
(c) 60-89 days past due	—	8	19	—	—	—	27
(d) 90-179 days past due	—	12	20	—	—	—	32
(e) 180+ days past due	—	12	61	—	—	—	73
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$81	$—	$—	$—	$81
(b) Number of loans	—	—	452	—	—	—	452
(c) Percent reduced	—%	—%	100%	—%	—%	—%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$108	$781	$—	$554	$84	$1,526

38

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The allowance for loan losses is as follows (in thousands):

	2025	2024
Balance at beginning of period	$2,505	$14,809
Additions charged to operations	22,452	10,674
Direct write-downs charged against the allowances	20,422	8,409
Recoveries of amounts previously charged off	2,029	14,569
Balance at end of period	$2,506	$2,505
As of December 31, 2025 and 2024, the Company's mortgage loan portfolio, exclusive of loans with a government guarantee or insurance, had $136.9 million and $53.7 million, respectively, of loans greater than 90 days past due and $38.1 million and $27.8 million, respectively, of loans in the process of foreclosure that were not accruing interest. Interest deemed uncollectible and written off totaled $2.6 million, $1.2 million, and $2.0 million in 2025, 2024, and 2023, respectively. Included in real estate are $17.2 million and $13.5 million of foreclosed properties as of December 31, 2025 and 2024, respectively. The remaining balance of the 2025 and 2024 mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

39

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Under Jackson's policy for monitoring mortgage loans, all impaired mortgage loans are closely evaluated subsequent to impairment.

Impaired loans are as follows (in thousands):

December 31, 2025	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$—	$—	$—	$—
Residential (All Other)	5,056	2,506	7,088	(11)
Total	$5,056	$2,506	$7,088	$(11)

Impaired loans without a valuation allowance
Commercial	$40,402	$—	$46,496	$1,517
Residential (Insured)	4,496	—	3,569	155
Residential (All Other)	33,718	—	19,856	365
Total	$78,616	$—	$69,921	$2,037

Commercial	$40,402	$—	$46,496	$1,517
Residential (Insured)	4,496	—	3,569	155
Residential (All Other)	38,774	2,506	26,944	354
Total	$83,672	$2,506	$77,009	$2,026

December 31, 2024	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$—	$—	$11,352	$—
Residential (All Other)	9,987	2,505	7,998	308
Total	$9,987	$2,505	$19,350	$308

Impaired loans without a valuation allowance
Commercial	$23,655	$—	$32,684	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	17,836	—	20,521	173
Total	$43,689	$—	$56,331	$1,565

Commercial	$23,655	$—	$44,036	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	27,823	2,505	28,519	481
Total	$53,676	$2,505	$75,681	$1,873

40

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following tables provide information about the credit quality of mortgage loans (in thousands):

	December 31, 2025
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,484,516	$—	$—	$—	$2,484,516
Hotel	743,733	—	—	—	743,733
Office	996,330	40,802	109,340	—	1,146,472
Retail	1,456,098	—	—	—	1,456,098
Warehouse	1,566,616	—	—	—	1,566,616
Other	343,159	—	—	—	343,159
Total commercial mortgage loans	$7,590,452	$40,802	$109,340	$—	$7,740,594
Residential (3)	865,976	—	26,613	42,559	935,148
Total	$8,456,428	$40,802	$135,953	$42,559	$8,675,742

	December 31, 2024
	In Good Standing (2)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,347,818	$—	$—	$—	$2,347,818
Hotel	789,083	—	—	—	789,083
Office	1,237,207	40,925	—	—	1,278,132
Retail	1,541,810	—	—	—	1,541,810
Warehouse	1,821,248	—	—	—	1,821,248
Other	496,446	—	—	—	496,446
Total commercial mortgage loans	$8,233,612	$40,925	$—	$—	$8,274,537
Residential (4)	953,460	—	71,008	30,021	1,054,489
Total	$9,187,072	$40,925	$71,008	$30,021	$9,329,026

(1) Includes mortgage loans which the Company is a participant or co-lender of $110.3 million, $128.0 million, $289.1 million, nil, $156.3 million, $29.2 million and $627.9 million in the categories of apartment, hotel, office, retail, warehouse, other and residential, respectively. Also includes mezzanine and bridge loans of $262.1 million, $26.7 million, $157.6 million, $13.1 million, $161.8 million and $29.2 million in the categories of apartment, hotel, office, retail, warehouse and other, respectively.

(2) Includes mortgage loans which the Company is a participant or co-lender of $123.5 million, $129.1 million, $233.5 million, nil, $127.9 million, $23.5 million and $888.8 million in the categories of apartment, hotel, office, retail, warehouse, other and residential, respectively. Also includes mezzanine and bridge loans of $237.3 million, $26.7 million, $166.6 million, $27.9 million, $203.6 million and $23.5 million in the categories of apartment, hotel, office, retail, warehouse, and other respectively.

(3) Includes $9.4 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $4.5 million of loans in process of foreclosure.

(4) Includes $18.4 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $2.2 million of loans in process of foreclosure.

During 2025 and 2024, there were two mortgage loans for $40.8 million and two mortgage loans for $40.9 million, respectively, involved in troubled debt restructuring.

41

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Limited Partnership and Limited Liability Interests
The unaffiliated limited partnerships and limited liability companies in which the Company has an interest primarily invest in securities. Income recognized by the Company on all limited partnerships and limited liability companies was $754.1 million, $731.4 million, and $690.3 million in 2025, 2024, and 2023, respectively, including $672.0 million, $651.5 million, and $607.0 million, respectively, of dividends and membership distributions from subsidiaries. In 2025 and 2024, $82.6 million and $100.9 million, respectively, of net unrealized gains were credited directly to surplus. In 2025, 2024, and 2023, the realized gain on partnership sales were $9.9 million, $2.2 million, and $383.4 million, respectively, including $10.2 million, nil and $292.4 million, respectively, of realized gains on sales to affiliates. The Company recognized impairment writedowns of $11.0 million, $3.2 million, and $10.6 million on limited partnerships and limited liability companies during 2025, 2024, and 2023, respectively.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. At 2025 and 2024, the estimated fair value of loaned securities was $22.2 million and $12.3 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of the counterparties is monitored on a regular basis. At 2025 and 2024, unrestricted cash collateral received in the amount of $23.0 million and $12.8 million, respectively, was included in other invested assets of the Company. In 2025 and 2024, an offsetting liability for the overnight and continuous loan of $23.0 million and $12.8 million, respectively, is included in payable for securities lending in the accompanying statutory statements of admitted assets, liabilities, capital and surplus.

Other Invested Assets
The Company’s other invested assets at December 31, 2025 and 2024 are as follows (in thousands):

	December 31,
	2025	2024
Capital and surplus notes	$233,679	$203,730
Residual tranche investments	60,910	30,473
Debt securities that do not qualify as bonds	60,609	—
Receivable for securities	11,900	29,471
Securities lending	22,969	12,767
Total	$390,067	$276,441

Income recognized by the Company on other invested assets was $12.3 million in 2025. In 2025, $48.5 million of net unrealized losses were credited directly to surplus.  The realized gain on sales was $48.5 million in 2025, including $14.8 million of realized gains on sales to affiliates. The Company recognized impairment writedowns of $26.7 million on other invested assets during 2025.

42

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Restricted Assets
At December 31, 2025, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted					Percentage
Restricted Asset Category	Total General Account	Total Separate Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Repurchase agreements	$2,705,405	$—	$3,374,085	$(668,680)	$2,705,405	0.92%	0.92%
FHLB capital stock	118,569	—	127,369	(8,800)	118,569	0.04%	0.04%
On deposit with state	71,902	—	101,265	(29,363)	71,902	0.02%	0.02%
Pledged as collateral to FHLB	2,850,615	—	4,316,724	(1,466,109)	2,850,615	0.97%	0.97%
Pledged as collateral for cleared and OTC derivatives	1,321,227	—	1,194,669	126,558	1,321,227	0.45%	0.45%
Cleared interest rate swaps	70,084	—	—	70,084	70,084	0.02%	0.02%
Securities loaned for securities lending agreements	22,969	11,504	12,685	21,788	34,473	0.01%	0.01%
Collateral assets received and on balance sheet	65,214	—	—	65,214	65,214	0.02%	0.02%
Assets held under modco reinsurance agreements	—	60,942	—	60,942	60,942	0.02%	0.02%
Assets held under funds withheld reinsurance agreements	17,197,060	—	—	17,197,060	17,197,060	5.85%	5.88%
Total restricted assets	$24,423,045	$72,446	$9,126,797	$15,368,694	$24,495,491	8.32%	8.37%

43

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company's collateral received and assets held under modco/funds withheld (“FWH”) reinsurance agreements reflected as assets within the Company’s financial statements as of December 31, 2025 (in thousands):

Collateral Assets	BACV Collateral	BACV Modco	BACV FWH	Fair Value Collateral	Fair Value Modco	Fair Value FWH	% of BACV to Total Assets and Nonadmitted	% of BACV to Total Admitted Assets
General Account:
Cash, Cash Equivalents and Short-Term Investments	$—	$—	$390,163	$—	$—	$390,164	0.65%	0.67%
Issuer credit obligations	—	—	8,283,930	—	—	6,818,394	13.85%	14.15%
Asset-backed securities	—	—	1,380,399	—	—	1,316,271	2.31%	2.36%
Preferred stocks	—	—	88,005	—	—	88,005	0.15%	0.15%
Common stocks	—	—	188	—	—	203	—%	—%
Mortgage loans	—	—	2,442,685	—	—	2,200,493	4.08%	4.17%
Real estate	—	—	19,682	—	—	19,682	0.03%	0.03%
Other invest assets	—	—	949,020	—	—	902,354	1.59%	1.62%
Securities lending	22,969	—	—	22,969	—	—	0.04%	0.04%
Other	65,214	—	3,642,987	65,214	—	3,642,987	6.20%	6.33%
Total Assets	$88,183	$—	$17,197,059	$88,183	$—	$15,378,553	28.90%	29.52%
Separate Account:
Issuer credit obligations	$—	$60,942	$—	$—	$60,942	$—	0.03%	0.03%
Securities lending	11,504	—	—	11,504	—	—	—%	—%
Total Assets	$11,504	$60,942	$—	$11,504	$60,942	$—	0.03%	0.03%

44

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	BACV FWH Including Modco	Related Party Code*

Assets
		1	2	3	4	5	6
General Account:
Cash, Cash Equivalents and Short-Term Investments	$390,163	$—	$—	$—	$—	$—	$390,163
Issuer credit obligations	8,283,930	—	—	—	—	166,500	8,117,430
Asset-backed securities	1,380,399	—	—	—	—	304,336	1,076,063
Preferred stocks	88,005	—	—	—	—	—	88,005
Common stocks	188	—	—	—	—	—	188
Mortgage loans	2,442,685	—	—	—	—	231,604	2,211,081
Real estate	19,682	—	—	—	—	—	19,682
Other invested assets	949,020	—	—	—	—	295,638	653,383
Other	3,642,987	—	—	—	—	—	3,642,987
Total assets	$17,197,059	$—	$—	$—	$—	$998,078	$16,198,982
Percentage to Total FWH Assets (including Modco)	100.00%	—%	—%	—%	—%	5.80%	94.20%
Separate Account:
Issuer credit obligations	60,942	—	—	—	—	—	60,942
Total assets	$60,942	$—	$—	$—	$—	$—	$60,942
Percentage to Total FWH Assets (including Modco)	100.00%	—%	—%	—%	—%	—%	100.00%

* Related party code 1	Direct loan or direct investment (excluding securitizations) in the reinsurer, for which the reinsurer represents a direct credit exposure.
Related party code 2
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies involving a relationship with the reinsurer as sponsor, originator, manager, servicer, or other similar influential role and for which 50% or more of the underlying collateral represents investments in or direct credit exposure to the reinsurer.

Related party code 3
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies involving a relationship with the reinsurer as sponsor, originator, manager, servicer or other similar influential role and for which less than 50% (including 0%) of the underlying collateral represents investments in or direct credit exposure to the reinsurer.

Related party code 4
Securitization or similar investment vehicles such as mutual funds, limited partnerships and limited liability companies in which the structure reflects an in-substance related party transaction to the reinsurer but does not involve a relationship with the reinsurer as sponsor, originator, manager, servicer, or other similar influential role.

Related party code 5	The investment is identified as related to the reinsurer, but the role of the reinsurer represents a different arrangement than the options provided in choices 1-4.
Related party code 6	The investment is not related/affiliated to the reinsurer.

	Amount	% of Liability to Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$88,183	0.16%
Recognized Obligation to Return Collateral Asset (Separate Account)	$11,504	—%
Recognized Obligation for Modco assets (General Account)	$—	—%
Recognized Obligation for Modco assets (Separate Account)	$60,942	0.03%
Recognized Obligation FWH (excluding Modco) assets (General Account)	$17,197,060	31.98%
Recognized Obligation FWH (excluding Modco) assets (Separate Account)	$—	—%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2025 and 2024, the Company had no debt securities with a 5GI designation.

45

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 5 – Derivative Instruments

The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures, forwards and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows, which the Company has acquired or incurred.

Derivative instruments are held primarily for hedging purposes. Derivative instruments afforded hedge accounting treatment are stated at either amortized cost or fair value and are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. Hedge accounting practices are supported by cash flow matching, duration matching and/or scenario testing.

During the third quarter of 2025, the Company began utilizing derivative instruments to economically hedge the equity market exposure related to the Company’s non-qualified voluntary deferred compensation plans. These derivative instruments are not designated as accounting hedges and are carried at fair value.

Fair values for derivative instruments are based on quoted market prices, estimates received from independent pricing services, or valuation pricing models, and generally reflect the estimated amounts that the Company would receive or pay upon sale or termination of the contracts as of the reporting date.

Cash requirements for derivative instrument activities are limited to settlements, payment commitments on swaps, margin requirements on exchange-traded and cleared derivatives, and collateral posting requirements in accordance with derivatives’ counterparty agreements.

The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of non-performance by counterparties; however, it does not anticipate non-performance. There were no charges incurred related to derivative counterparty non-performance during 2025, 2024, and 2023.

All of the Company’s significant over-the-counter financial derivative counterparty master agreements contain netting provisions allowing for the offset of contractual payments either due from or due to counterparties. To the extent that the net market value of aggregate contracts with individual counterparties exceeds established threshold amounts, collateral posting in favor of the exposed party is required. Collateral must be high quality liquid securities or cash as directed by the agreements.

All of these master agreements also contain downgrade triggers that allow the party potentially harmed by the downgrade to, at its option, cause the related transactions to be unwound at market value or to be assigned to a different counterparty. All of these triggers are set in the BBB range and refer to Jackson’s claims paying rating and the counterparties' senior debt rating. The intent of the triggers is to provide for a more orderly unwind of positions than might otherwise take place in the event of a bankruptcy. During 2025 and 2024, no counterparties triggered an event.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding, without an exchange of the underlying notional amount.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts.

Put-swaption contracts and written put-swaption contracts are included in the related assets and liabilities for derivatives at fair value. Changes in fair value are recorded as unrealized capital gains or losses.
46

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Equity index futures contracts, total return swaps and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads) are used to hedge the Company’s overall net exposure to equities. Interest rate futures contracts and bond forward contracts are used to hedge movements in interest rates. Equity index options (including various call and put options), total return swaps and bond forwards are recorded in derivatives at fair value with changes in fair value recorded as unrealized capital gains or losses. Futures contracts are executed on regulated exchanges through brokers. Variation margin is recorded in cash, cash equivalents and short-term investments, with changes in variation margin recorded as unrealized capital gains or losses.

Cross-currency total return swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency total return swaps serve to hedge foreign currency exchange risk embedded in the funding agreements. Cross-currency total return swaps are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Amounts paid or received are netted with amounts paid or received on the hedged foreign currency denominated trust agreements supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in unrealized foreign exchange capital gains and losses and realized capital gains and losses.

Cross-currency swaps are over-the-counter agreements to exchange interest and principal payments denominated in different currencies. Cross-currency forwards are over-the-counter agreements to exchange payments denominated in different currencies. Cross-currency swaps and cross-currency forwards are entered into for the purpose of hedging the foreign currency exposure on certain debt securities and mortgage loans held in the investment portfolio. Cross-currency swaps are carried at fair value.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and included in derivatives. Changes in fair value are recorded as unrealized capital gains or losses. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

The fair value of derivatives reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

47

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
A summary of the aggregate contractual or notional amounts, carrying values and fair values for derivative instruments outstanding is as follows (in thousands):

	December 31, 2025
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$783,850	$43,519	$43,519	$—	$—	$43,519
Cross-currency total return swaps	753,462	(14,726)	(14,726)	—	—	(14,726)
Equity index put options	16,500,000	114,368	114,368	—	—	114,368
Equity futures	39,291,538	—	—	—	—	—
Interest rate futures	22,050,800	—	—	—	—	—
Cross-currency forwards	1,133,371	(14,166)	(14,166)	—	—	(14,166)
Bond forwards	8,143,125	83,312	83,312	—	—	83,312
Total return swaps	3,543,811	(21,471)	(21,471)	—	—	(21,471)
Interest rate swaps	2,485,000	7,787	7,787	—	—	7,787
Total	$94,684,957	$198,623	$198,623	$—	$—	$198,623

	December 31, 2024
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$845,201	$74,514	$74,514	$—	$—	$74,514
Cross-currency total return swaps	1,037,318	(86,842)	(86,842)	—	—	(86,842)
Equity index put options	10,000,000	77,070	77,070	—	—	77,070
Equity futures	30,489,730	—	—	—	—	—
Interest rate futures	21,246,980	—	—	—	—	—
Cross-currency forwards	1,017,088	27,983	27,983	—	—	27,983
Bond forwards	609,131	(20,546)	(20,546)	—	—	(20,546)
Total return swaps	2,064,603	38,606	38,606	—	—	38,606
Interest rate swaps	5,978,135	(174,169)	(174,169)	—	—	(174,169)
Total	$73,288,186	$(63,384)	$(63,384)	$—	$—	$(63,384)

All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2025 and 2024, the fair value of Jackson’s net derivative assets by counterparty was $158.8 million and $203.1 million, respectively, and held collateral was $137.8 million and $252.2 million, respectively, related to these agreements. At December 31, 2025 and 2024, the fair value of Jackson’s net derivative liabilities by counterparty was $237.2 million and $266.5 million, respectively, and provided collateral was $296.7 million and $301.7 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2025 or 2024, in aggregate, Jackson would have had to disburse nil and $49.1 million, respectively, and would have been allowed to claim $80.6 million and $35.2 million, respectively.

48

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2025 the premium cost due in each of the following four years, and thereafter are as follows (in thousands):

Fiscal Year	Derivative Premium Payments Due
2026	$279,637
2027	—
2028	—
2029	—
Thereafter	—
Total Financing Premiums (Sum of 1 through 5)	$279,637

At December 31, 2025 the aggregate, non-discounted total premium cost for these contracts and the aggregate fair value of derivative instruments with financing premiums excluding the impact of the deferred or financing premiums were as follows (in thousands):

	Undiscounted Future Premium Commitments	Derivative Fair Value with Premium Commitments (Reported on DB)	Derivative Fair Value Excluding Impact of Financing Premiums

Prior Year	$—	$—	$—
Current Year	$279,637	$114,369	$114,369

Cash flows associated with derivative instruments and their related gains and losses are presented in the statement of cash flow. The Company reported interest in Net investment income, settlement of the principal financed in Other cash provided (applied), and proceeds from the settlement of the derivatives in Miscellaneous applications.

During 2025, the Company purchased equity options for which discounted option premium payments totaling $389.0 million were deferred until contract termination.

Note 6 - Investment Income

The sources of net investment income by major category are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Debt securities	$1,289,458	$1,389,248	$1,685,186
Derivative instruments	185,809	87,852	(338,037)
Limited partnership and limited liability company interests	754,119	731,365	690,271
Other invested assets	12,333	—	—
Mortgage loans	433,863	484,408	544,686
Policy loans	400,136	394,942	389,979
Other investment income	308,405	230,919	137,191
Total investment income	3,384,123	3,318,734	3,109,276
Less investment expenses	242,237	211,532	206,086
Less interest expenses	103,806	121,776	48,643
Net investment income	$3,038,080	$2,985,426	$2,854,547
49

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
During 2025, the Company sold, redeemed, or otherwise disposed of 29 securities due to the exercise of a callable or tender offer feature, generating investment expense of $3.5 million as a result of the associated prepayment penalty and/or acceleration fee. During 2024, the Company sold, redeemed, or otherwise disposed of 31 securities due to the exercise of a callable or tender offer feature, generating investment expense of $1.4 million as a result of the associated prepayment penalty and/or acceleration fee. During 2023, the Company sold, redeemed, or otherwise disposed of 13 securities due to the exercise of a callable or tender offer feature, generating investment income of $2.0 million as a result of the associated prepayment penalty and/or acceleration fee.

Note 7 - Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

Brooke Life Reinsurance Company
Effective January 1, 2024, Jackson entered into a 100% coinsurance funds withheld reinsurance transaction with Brooke Life Reinsurance Company ("Brooke Re"), an affiliated Michigan captive reinsurer regulated by the Michigan Department of Insurance and Financial Services created in the first quarter of 2024 for the express purpose of serving as the counterparty to the reinsurance transaction. The transaction provides for the cession from Jackson to Brooke Re of liabilities associated with certain guaranteed benefits under our variable annuity contracts and similar products of Jackson, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a “flow” basis) as well as related future fees, claims and other benefits, and maintenance expenses in exchange for a ceding commission for the in-force business. Brooke Re paid a ceding commission of $1.2 billion to Jackson in connection with the execution of the reinsurance transaction, which was reported direct to surplus and will be amortized into income over the life of the business. Jackson retains the variable annuity base contract, the annuity contract administration of the ceded business, and responsibility for investment management of the assets in the funds withheld account supporting the ceded liabilities. The transaction mitigates the impact of the cash surrender value floor on Jackson’s total adjusted capital, statutory required capital, and risk-based capital ratio, and enables more efficient economic hedging of the underlying risks of Jackson’s business. This outcome serves the interests of policyholders by protecting statutory capital through diminished non-economic hedging and related costs. Overall, this transaction allows us to optimize our hedging, stabilize capital generation, and produce more predictable financial results going forward.

As part of the funds withheld coinsurance agreement, Jackson administers the hedging program to manage the economic risks of the ceded liabilities. Jackson enters into any hedges as principal and makes any payments to counterparties, including any required hedge collateral, from its own accounts. As principal, Jackson reflects the hedging instruments and associated activity, including realized and unrealized gains (losses), in its financial statements with a corresponding reinsurance receivable or payable consistent with the impacts to its pre-tax income and other changes to capital and surplus resulting from the underlying hedging activity. Jackson’s pre-tax income and capital and surplus are not impacted by the hedging performed on behalf of Brooke Re under the funds withheld coinsurance agreement.

The funds withheld coinsurance agreement includes settlement provisions for net hedge results between Jackson and Brooke Re over a twelve quarter period with the first quarterly net hedge result amount being allocated to the current quarterly settlement period and each of the remaining eleven quarterly net hedge result amounts being deferred and allocated to subsequent quarterly settlement periods. Future settlement amounts may be accelerated, in whole or in part, by mutual agreement of both parties. The deferred amount is reported in amounts due from reinsurers.

Effective December 1, 2025, the reinsurance agreement with Brooke Re was amended to expand the scope of reinsurance liabilities both in force and for future new business. No ceding commission was paid upon execution of the amendment.

50

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Effective December 1, 2025, Jackson entered into a 100% coinsurance reinsurance transaction with Brooke Re. The transaction provides for the cession from Jackson to Brooke Re of certain liabilities related to organic payout annuity contracts in force as of the effective date. Jackson paid Brooke Re an initial ceding commission of $107.6 million. Jackson retains the annuity contract administration of the ceded business.

The reserve credits reflected in Jackson’s financial statements related to these transactions with Brooke Re as of December 31, 2025 and 2024 totaled $1,418.8 million and $133.0 million, respectively.

Hickory Brooke Reinsurance Company
Effective December 1, 2025, Jackson entered into an indemnity reinsurance agreement with Hickory Brooke Reinsurance Company (‘Hickory Re’), a wholly owned subsidiary of Brooke Life Reinsurance Company and captive reinsurer regulated by the Michigan Department of Insurance and Financial Services which was created in the fourth quarter of 2025 for the express purpose of serving as the counterparty to the reinsurance transaction. The transaction provides for the cession from Jackson to Hickory Re, on a quota-share coinsurance basis, certain deferred fixed annuities and deferred fixed indexed annuities issued by Jackson, including annuitization of these contracts, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a "flow" basis). Hickory Re paid Jackson an initial ceding commission of $93.8 million. Jackson retains the annuity contract administration of the ceded business.

Under the terms of the agreement, Jackson will perform hedging services on behalf of, and in accordance with the risk management strategy of, Hickory Re. Jackson will enter into derivative contracts as principal and will be responsible for posting of required collateral with derivative counterparties. With sufficient notice, either party may elect to end this hedging program arrangement.

New Reinsurance Company
Effective December 31, 2024, Jackson entered into a quota-share coinsurance agreement with New Reinsurance Company, a Switzerland-domiciled subsidiary of Munich Re, to reinsure liabilities related to certain in-force deferred fixed annuity contracts. The quota-share percentage is defined based upon the guaranteed term of the policy. Per the agreement, Jackson received a $43.9 million ceding commission, which was reported direct to surplus and will be amortized into income as earnings emerge. At December 31, 2025 and 2024, the reserve credit related to this transaction with New Reinsurance Company was $45.1 million and $43.9 million, respectively.

Jackson New York
Effective December 31, 2024, the Company amended its reinsurance agreement with Jackson New York. Prior to the amendment, the agreement ceded 90% of the total contract risk associated with the variable annuities issued by Jackson New York to Jackson on a coinsurance basis (modified coinsurance for separate account liabilities). As a result of the amendment, the Company will also assume 90% of the total RILA contract risk on a coinsurance basis (modified coinsurance for separate account liabilities) for better alignment with risk mitigation strategies employed at the parent company level. This treaty covers all existing and future variable annuity and RILA contracts issued by Jackson New York. Premiums assumed from Jackson New York were $1,680.3 million, $821.2 million, and $716.1 million in 2025, 2024, and 2023, respectively. At December 31, 2025 and 2024, the liability for the reserves assumed from Jackson New York totaled $1,042.4 million and $1,151.3 million, respectively.

51

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Athene Life Re Ltd.
The Company entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. effective June 1, 2020 to reinsure on a 100% quota share basis, a block of Jackson's in-force fixed and fixed index annuity product liabilities in exchange for a $1,196.3 million ceding commission. The $981.5 million ceding commission, net of tax, was reported direct to surplus and will be amortized into income over the life of the business. In addition, $59.6 million of the IMR reserve was released from the IMR reserve and transferred to Athene under the reinsurance arrangement.

Pursuant to the Athene reinsurance agreement, the Company holds certain assets, primarily debt securities and mortgage loans, as collateral with a corresponding liability reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

To further support its obligations under the reinsurance agreements, Athene procured letters of credit for Jackson’s benefit and established a trust account for Jackson’s benefit, which had a book value of approximately $109.7 million and $85.5 million as of December 31, 2025 and 2024, respectively.

John Hancock Life Insurance Company
The Company has agreements with John Hancock Life Insurance Company ("John Hancock") and John Hancock Life Insurance Company of New York (“John Hancock New York”) to reinsure Group Payout Annuities. On December 31, 2025 and 2024, the Company included $360.7 million and $216.1 million, respectively, of miscellaneous group annuity reserves initially established by John Hancock and John Hancock New York. The additional reserves are in excess of those required under minimum statutory standards.

Squire Re II
In 2016, the Company executed a reserve financing transaction with Squire Re II, a captive reinsurance entity domiciled in Michigan. At December 31, 2025 and 2024, the Company ceded $337.2 million, $350.1 million, respectively, of level premium term reserves under a funds withheld 100% coinsurance treaty. The Company holds certain assets, primarily debt securities, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income and with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

Swiss Re
The Company has three retro treaties with Swiss Re. Pursuant to these retro treaties, the Company ceded to Swiss Re on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as funds held under reinsurance treaties with unauthorized reinsurers on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.
At December 31, 2025 and 2024, assets of $1,007.9 million and $1,092.2 million, respectively, were held in trust pursuant to the 100% coinsurance transactions with Swiss Re.

52

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Other Reinsurance
On May 29, 2019, the Michigan Department of Insurance and Financial Services revoked the status of an accredited reinsurer in Michigan. In July 2023, the reinsurer was ordered into liquidation. During the fourth quarter of 2023, the liability for reinsurance in authorized companies was recognized as a loss, with no impact to capital and surplus.

For reinsurance of in force liabilities that resulted in a gain, the impact of the transactions, net of tax, was excluded from net income and recorded directly to surplus, and will be amortized into income as earnings emerge from the business reinsured.

The effect of reinsurance on premiums are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Direct premiums and annuity considerations	$21,245,131	$17,076,545	$12,645,332
Reinsurance assumed	1,767,254	914,030	819,805
Reinsurance ceded	(2,967,345)	(394,821)	(237,559)
Total premiums and annuity considerations	$20,045,040	$17,595,754	$13,227,578

Fee income is stated net of reinsurance ceded to Brooke Re. During 2025 and 2024, fee income ceded to Brooke Re was $2.9 billion and $2.9 billion, respectively.

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. At December 31, 2025 and 2024, reserves ceded were $21.6 billion and $21.1 billion, respectively, which included reserves ceded to Brooke Life of $21.2 million and $22.8 million, respectively, reserves ceded to Squire Re II of $337.2 million and $350.1 million, respectively, reserves ceded to Brooke Re of $1,418.8 million and $133.0 million, respectively, and reserves ceded to Hickory Re of $1,599.7 million and nil, respectively.

Note 8 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Brooke Life, Jackson New York, Brooke Re, Hickory Re, and Squire Re II. The Company has entered into written tax sharing agreements that are based on separate return calculations with benefits for credits and losses. The Company's portion of any CAMT incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is subject to examination by the Internal Revenue Service and other state and local tax authorities in jurisdictions in which the Company operates. The Company is not currently under examination with respect to federal income taxes. The IRS completed an examination of the 2019-2023 Brooke Life Insurance Company and Subsidiaries federal consolidated returns during 2025 that resulted in no changes. Tax years from 2022 to 2025 remain open under the statute of limitations.

The One Big Beautiful Bill Act ("OBBBA") was enacted on July 4, 2025 and includes a broad range of tax reform provisions that impact corporations and are effective starting with the 2025 tax year. At December 31, 2025, the OBBBA did not impact the Company's current income tax liability. At December 31, 2025, the Company recorded a $2.1 million valuation allowance expense related to an OBBBA provision that affected the Company's ability to utilize the deferred tax asset for the charitable contributions carryover.

At December 31, 2025 and December 31, 2024, the CAMT current tax impact was nil and a benefit of $163.0 million, respectively. At December 31, 2025 and December 31, 2024, the CAMT impact on net capital and surplus was nil and a benefit of $187.4 million, respectively. The U.S. Treasury Department is expected to issue additional guidance after December 31, 2025 that may materially change the estimated provision of the CAMT.

53

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2025			December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total gross DTA	$1,985,876	$128,391	$2,114,267	$2,219,287	$110,134	$2,329,421	$(233,411)	$18,257	$(215,154)
Statutory valuation allowance	2,056	—	2,056	—	—	—	2,056	—	2,056
Adjusted gross DTA	1,983,820	128,391	2,112,211	2,219,287	110,134	2,329,421	(235,467)	18,257	(217,210)
DTA nonadmitted	1,151,516	—	1,151,516	1,396,832	—	1,396,832	(245,316)	—	(245,316)
Subtotal net admitted DTA	832,304	128,391	960,695	822,455	110,134	932,589	9,849	18,257	28,106
Deferred tax liabilities	(167,137)	(171,332)	(338,469)	(203,875)	(154,788)	(358,663)	36,738	(16,544)	20,194

Net admitted DTA	$665,167	$(42,941)	$622,226	$618,580	$(44,654)	$573,926	$46,587	$1,713	$48,300

Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2025			December 31, 2024			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	622,226	—	622,226	573,926	—	573,926	48,300	—	48,300
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			1,782,606			1,192,503			590,103
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			622,226			573,926			48,300
(c)	Adjusted gross DTA
	(Excluding the amount of
	DTA from (a) and (b)
	above) offset by
	gross DTL	210,078	128,391	338,469	248,529	110,134	358,663	(38,451)	18,257	(20,194)
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$832,304	$128,391	$960,695	$822,455	$110,134	$932,589	$9,849	$18,257	$28,106

	2025	2024
Ratio Percentage Used to Determine Recovery
Period and Threshold Limitation Amount	1006.7%	1015.3%

Amount of Adjusted Capital and Surplus Used to
Determine Recovery Period and Threshold
Limitation Amount (in thousands)	$4,148,172	$3,826,174

54

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The impact of tax planning strategies was as follows (in thousands):

	December 31, 2025		December 31, 2024		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted Gross DTA and
Net Admitted DTA, by tax character as a percentage
1. Adjusted gross DTAs	$1,983,820	$128,391	$2,219,287	$110,134	$(235,467)	$18,257
2. Percentage of adjusted gross DTAs by
by tax character attributable to
the impact of tax planning
strategies	—%	—%	—%	—%	—%	—%
3. Net admitted adjusted gross DTAs	$832,304	$128,391	$822,455	$110,134	$9,849	$18,257
4. Percentage of net admitted adjusted
gross DTAs by tax character
admitted because of the impact
of tax planning strategies	—%	—%	—%	—%	—%	—%

At December 31, 2025 and 2024, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2025 and 2024, the consideration of tax planning strategies did not impact the determination of the amount of admitted CAMT credit DTA.

The Company's tax planning strategies do not include the use of reinsurance.

55

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The main components of the deferred tax assets and liabilities are as follows (in thousands):

	2025	2024	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$191,597	$192,280	$(683)
Insurance reserves	230,945	224,972	5,973
Investments	570,904	1,148,578	(577,674)
Employee benefits	109,260	117,180	(7,920)
Deferred and uncollected premium	1,090	1,314	(224)
Net operating loss carryforward	680,466	394,554	285,912
Tax credit carryforward	173,364	89,224	84,140
Other	28,250	51,185	(22,935)
Total ordinary gross & adjusted
gross deferred tax assets	1,985,876	2,219,287	(233,411)
Statutory valuation allowance adjustment	(2,056)	—	(2,056)
Deferred tax assets nonadmitted	(1,151,516)	(1,396,832)	245,316
Admitted ordinary gross deferred
tax assets per NAIC SAP	832,304	822,455	9,849

Capital:
Investments	60,340	33,480	26,860
Unrealized capital losses	35,949	55,508	(19,559)
Capital loss carryforward	32,102	21,146	10,956
Total capital gross & adjusted
gross deferred tax assets	128,391	110,134	18,257
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	128,391	110,134	18,257
Total admitted deferred tax assets	$960,695	$932,589	$28,106

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Deferred ceding commission	$144,257	$159,361	$(15,104)
Investments	2,713	22,837	(20,124)
Fixed assets	13,245	10,640	2,605
Insurance reserves	—	3,473	(3,473)
Due and deferred premium	6,921	7,513	(592)
Other	1	51	(50)
Total ordinary deferred tax liabilities	167,137	203,875	(36,738)
Capital:
Partnership investments	$147,191	$122,858	$24,333
Other investments	24,141	31,930	(7,789)
Total capital deferred tax liabilities	171,332	154,788	16,544
Total deferred tax liabilities	338,469	358,663	(20,194)

Total net admitted deferred tax asset	$622,226	$573,926	$48,300

56

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The application of SSAP No. 101, requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. The Company has adopted an accounting policy to analyze the ability to recover the CAMT credit carryover deferred tax asset separately from the deferred tax assets generated under the regular tax system. There were no material modifications to the methodology used to project CAMT.

Although the realization is not assured, management believes it is more likely than not that the deferred tax assets under the regular tax system and the CAMT credit deferred tax asset will be realized, except for a portion of the charitable contributions carryover deferred tax asset. As of December 31, 2025, based on available evidence, the Company established a valuation allowance in the amount of $2.1 million on a portion of the charitable contributions carryover deferred tax asset which was impacted by the OBBBA and is not more likely than not to be realized. As of December 31, 2025, the Company had $6.2 million of CAMT credit carryforwards with an indefinite carryforward period and are limited pursuant to IRC Section 383. No adjustments were made to the CAMT credit carryforward gross deferred tax asset because of a change in circumstances that causes a change in judgment about its realizability.

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the non-admitted DTAs as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2025	2024	Change

Total deferred tax assets	$2,114,267	$2,329,421	$(215,154)
Total deferred tax liabilities	(338,469)	(358,663)	20,194
Net deferred tax assets/liabilities	1,775,798	1,970,758	(194,960)
Statutory valuation allowance adjustment	(2,056)	—	(2,056)
Net DTA after statutory valuation adjustment	1,773,742	1,970,758	(197,016)
Tax effect of unrealized gains	(191,212)	(227,536)	36,324
Change in net deferred income tax	$1,582,530	$1,743,222	$(160,692)

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable. There are no unrecognized deferred tax liabilities in foreign subsidiaries and foreign corporate joint ventures that are permanent in duration.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2025	2024	2023
Operations
Federal taxes from operations	$(95,534)	$239,623	$960,869
Foreign tax expense	—	—	—
Subtotal	(95,534)	239,623	960,869
Federal tax benefit on capital losses	35,747	(245,369)	(850,652)
Other	(25,062)	(150,223)	(3,399)
Total federal current taxes incurred	$(84,849)	$(155,969)	$106,818

57

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2025	2024	2023

Federal taxes incurred	$(121,320)	$96,185	$966,356
Capital gains tax, excluding IMR taxes	37,259	(250,732)	(545,555)
Taxes transferred to IMR	(15,820)	(16,418)	(342,797)
Taxes on liability gains released from the IMR	15,032	14,996	28,814
Total federal current taxes incurred	$(84,849)	$(155,969)	$106,818

A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2025		2024		2023

Income before taxes	$1,428,929		$23,113		$(1,220,210)

Income taxes at statutory rate	300,075	21%	4,854	21%	(256,244)	21%
Dividends received deduction	(128,122)	(9)%	(123,967)	(536)%	(123,641)	10%
Interest maintenance reserve	23,640	2%	2,073	9%	153,867	(13)%
Tax credits	(65,780)	(5)%	(34,909)	(151)%	(44,668)	4%
Gain on reinsurance of inforce business	(36,594)	(2)%	188,725	817%	(25,157)	2%
Interest	(11,314)	(1)%	(9,278)	(40)%	324	—%
Nonadmitted assets	(1,291)	—%	(4,427)	(19)%	1,336	—%
Incentive compensation	(1,771)	—%	(2,725)	(12)%	(4,132)	—%
Statutory valuation allowance	2,056	—%	—	—%	—	—%
SMLLC income	(15,154)	(1)%	2,007	9%	(1,175)	—%
Officer compensation	5,742	—%	9,245	40%	4,793	—%
Other	4,357	—%	1,562	7%	3,487	—%
Taxable income and current tax on operations	$75,844	5%	$33,160	145%	$(291,210)	24%

Federal and foreign taxes incurred	$(121,320)		$96,185		$966,356
Tax on capital losses	36,472		(252,154)		(859,539)
Change in net deferred taxes	160,692		189,129		(398,027)
Total statutory taxes	$75,844		$33,160		$(291,210)

58

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table sets forth the amount and expiration dates of Federal operating loss, capital loss, and tax credit carryforwards for the tax periods indicated.

Carryforwards (in thousands):
	2025	2024
Federal net operating loss carryforwards(1)	$3,187,297	$1,825,810
Section 382 net operating loss from previous acquisition(2)	53,019	53,019
Federal capital loss carryforwards(3)	152,868	100,698
Foreign Tax Credits(4)	166,082	82,092
General Business Tax Credits(5)	1,059	909
Alternative Minimum Credits(6)	6,224	6,224
Total	$3,566,549	$2,068,751

(1) Unlimited carryforward.
(2) Subject to annual limitation. $43.0 million expires in 2026 and $10.0 million expires in 2027.
(3) 5 year carryforward and begins to expire in 2029.
(4) 10 year carryforward and begins to expire in 2032.
(5) 20 year carryforward and begins to expire in 2041.
(6) Subject to 383 limitations.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not owe any Repatriation Transition Tax ("RTT") and has made no payment or expect to make any future payments to satisfy the RTT liability.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

Note 9 - Capital, Surplus and Dividend Restrictions

Under the Michigan Insurance Code of 1956, the Company must notify the Michigan Director of Insurance prior to payment of any dividend or any other capital distribution. Ordinary dividends on capital stock are subject to a capacity calculation and may only be distributed out of earned surplus. Ordinary dividend capacity is limited to the greater of 10% of statutory surplus as of the preceding year end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31, the result of which is reduced by cumulative dividends and other capital distributions occurring in the preceding twelve-month period. Earned surplus is reported unassigned surplus on the preceding December 31, reduced by any unrealized capital gains and effect of increase from the application of permitted practices, if any. The Michigan Director of Insurance may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. As a result of cumulative dividends and other capital distributions occurring in the preceding 12 months as of December 31, 2025, future dividends from the Company are generally expected to be classified as extraordinary. The Company has received approval in the past for payments of extraordinary dividends.

The Company paid extraordinary dividends of $240.0 million, $325.0 million, $250.0 million, and $300.0 million on March 17, 2025, June 12, 2025, September 10, 2025, and December 10, 2025, respectively, to its parent, Brooke Life Insurance Company.

59

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
On March 31, 2025, the Company received an ordinary dividend of $75.0 million from its wholly owned subsidiary, Jackson New York.

During the first quarter of 2024, the Company remitted a $1,919.8 million return of capital to Brooke Life Insurance Company.

The Company paid extraordinary dividends of $250.0 million, $300.0 million, and $280.0 million on June 20, 2024, September 12, 2024, and December 10, 2024, respectively, to its parent, Brooke Life Insurance Company.

During 2023, the Company remitted a $450.0 million ordinary dividend and a $150.0 million return of capital to Brooke Life.

During 2025 and 2024, changes in the balance of special surplus funds from the prior year are due to the admittance of net negative (disallowed) IMR of $306.3 million and $328.9 million, respectively.

The NAIC has developed certain RBC requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC, to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At December 31, 2025, 2024, and 2023 the Company’s TAC remained well in excess of the company action level RBC.

Note 10 - Debt

Surplus Notes
Under Michigan insurance law, the surplus notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Michigan Director of Insurance and only out of surplus earnings which the director determines to be available for such payments under Michigan insurance law.

On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933 as amended, underwritten by a syndicate that included Goldman Sachs & Co., and Morgan Stanley & Co., and are administered by Citibank, N.A. as fiscal agent. The surplus notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims may not be redeemed at the option of the Company or any holder prior to maturity. Upon approval from DIFS, interest is payable semi-annually on March 15th and September 15th of each year. Interest paid on surplus notes was $20.4 million in 2025, 2024, and 2023, respectively.

As of December 31, 2025, life to date interest expense on surplus notes was $580.9 million.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight-line basis over the loan term. The weighted average interest rate on these loans was 4.19% in 2025 and 5.13% in 2024. The outstanding balance on these loans was $47.2 million and $52.1 million at December 31, 2025 and 2024, respectively. During 2025, 2024, and 2023, interest expense for these loans totaled $2.0 million, $2.9 million, and $2.9 million, respectively. At December 31, 2025 and 2024, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $71.4 million and $83.9 million, respectively.

60

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal Home Loan Bank Advances
The Company entered into an advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances averaged $483.0 million during 2025, with a weighted average interest rate of 4.5%. Advances of nil and $700.2 were outstanding at December 31, 2025 and 2024, respectively, and were recorded in other liabilities. The Company paid interest of $6.6 million, $6.0 million, and $6.6 million on such advances in 2025, 2024, and 2023, respectively. The largest outstanding balance at any month end during 2025 and 2024 was $500.3 million and $700.2 million, respectively.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. Repurchase agreements are accounted for as collateralized borrowings. Collateral securities sold under such agreements continue to be included in invested assets. Cash proceeds received from the sale of securities subject to repurchase agreements are included in liabilities.

During 2024, Jackson executed certain paired repurchase and reverse repurchase transactions totaling $1.5 billion pursuant to master repurchase agreements with participating bank counterparties. Under these transactions, the Company lends securities (e.g., corporate debt securities) to bank counterparties in exchange for U.S. Treasury securities that the Company then uses to provide as collateral. The paired repurchase and reverse repurchase transactions are settled on a net basis. As a result, there was no cash exchanged at initiation of these agreements. The paired transactions are offset within the financial statements and are not included in the following disclosures. These transactions are evergreened and require at least 150-days notice prior to termination.

The maturity time for borrowings are as follows (in thousands):

	2025	2024
Maximum Amount:
Overnight	$28,000	$1,823,322
2 Days to 1 Week	$2,516,723	$1,881,207
>1 Week to 1 Month	$—	$1,389,220

Ending Balance:
Overnight	$—	$—
2 Days to 1 Week	$250,293	$151,040
>1 Week to 1 Month	$750,755	$1,389,356

Short-term borrowings under such agreements averaged $1,023.9 million and $1,385.2 million during 2025 and 2024, respectively, with weighted average interest rates of 4.45% in 2025 and 5.07% in 2024. The highest level of short-term borrowings at any month end was $1,868.7 million in 2025 and $1,903.9 million in 2024. At December 31, 2025 and 2024, the outstanding repurchase agreement balance was $1,001.0 million and $1,540.4 million, respectively, collateralized with U.S. Treasury notes and maturing within 30 days, and was included within repurchase agreements in the balance sheet. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral.

Collateral received on secured borrowings is as follows (in thousands):

	2025	2024
Maximum Amount:
Cash	$2,544,723	$2,323,381
Securities (FV)	$—	$—

Ending Balance:
Cash	$1,001,048	$1,540,396
Securities (FV)	$—	$—

61

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The liability to return collateral on secured borrowings is as follows (in thousands):

	2025	2024
Maximum Amount:
Cash (Collateral - All)	$2,544,723	$2,323,381
Securities Collateral (FV)	$—	$—

Ending Balance:
Cash (Collateral - All)	$1,001,048	$1,540,396
Securities Collateral (FV)	$—	$—

Interest paid totaled $44.9 million, $69.3 million, and $49.1 million in 2025, 2024, and 2023, respectively.

Note 11 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. A reserve is held where a surrender value is promised in excess of the minimum required basic reserves.

At December 31, 2025 and 2024, 92% and 90%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

For policies issued on substandard lives, either the gross premiums are calculated on a rated age basis, or an extra premium is charged in addition to the standard premium at the true issue age. Mean reserves are calculated as the regular mean reserve for the plan at the rated age, the regular mean reserve for the plan at the true issue age plus one-half of the extra premium charged, or a substandard reserve based on the appropriate multiple of the standard.

The Company had insurance in force, for which the gross premiums are less than the net premiums of approximately $9.6 billion and $10.0 billion, at December 31, 2025 and 2024, respectively, according to the valuation standard set by the state of Michigan.

The Company’s incurred but not reported claim provision is based on the Company’s historical experience. The provision was $107.9 million and $106.4 million at December 31, 2025 and 2024, respectively.

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company issues RILA contracts through its separate accounts for which investment risk is borne by the Company. The Company also issues variable and RILA contracts through separate accounts where the Company contractually guarantees to the contract holder either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)), or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).

GMIB benefits are reinsured, subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Reinsurance credits of $0.5 million and $0.7 million were taken in 2025 and 2024, respectively. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

62

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Account balances of contracts were invested in variable separate accounts as follows (in millions):

	December 31,
	2025	2024
Fund type:
Equity	$157,775	$151,327
Bond	18,306	18,083
Balanced	40,425	40,081
Money market	2,210	2,432
Total	$218,716	$211,923

Reserves for associated guarantees for RILA and variable annuities are calculated using Actuarial Guideline 43 and VM-21. Required reserves associated with guaranteed benefits were nil at both December 31, 2025 and 2024 due to the reinsuring of GMDB, GMWB, and GMAB to Brooke Re.

63

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$7,028,698	$985,308	$—	$8,014,006	3.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	897,516	17,300,350	—	18,197,866	7.6%
At fair value	—	—	196,183,634	196,183,634	82.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	14,933,314	—	—	14,933,314	6.2%
Total subject to discretionary withdrawal	22,859,528	18,285,658	196,183,634	237,328,820	99.2%
Not subject to discretionary withdrawal	1,586,921	—	262,485	1,849,406	0.8%
Total gross	24,446,449	18,285,658	196,446,119	239,178,226	100.0%
Reinsurance ceded	14,648,981	—	—	14,648,981
Total, net of reinsurance	$9,797,468	$18,285,658	$196,446,119	$224,529,245

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the year subsequent	$330,867	$—	$—	$330,867

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$2,900,220	$480,358	$—	$3,380,578	1.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	2,053,530	10,330,385	—	12,383,915	5.5%
At fair value	—	—	188,271,182	188,271,182	83.7%
At book value without market value
adjustment and with current
surrender charge less than 5%	19,191,303	—	—	19,191,303	8.5%
Total subject to discretionary withdrawal	24,145,053	10,810,743	188,271,182	223,226,978	99.2%
Not subject to discretionary withdrawal	1,520,432	—	224,392	1,744,824	0.8%
Total gross	25,665,485	10,810,743	188,495,574	224,971,802	100.0%
Reinsurance ceded	14,215,879	—	—	14,215,879
Total, net of reinsurance	$11,449,606	$10,810,743	$188,495,574	$210,755,923

64

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$99,562	$1,559	$—	$101,121	0.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	10,240	—	—	10,240	0.1%
At fair value	—	—	18,178,006	18,178,006	79.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,369,897	193	—	1,370,090	6.0%
Total subject to discretionary withdrawal	1,479,699	1,752	18,178,006	19,659,457	86.1%
Not subject to discretionary withdrawal	3,158,825	—	25,237	3,184,062	13.9%
Total gross	4,638,524	1,752	18,203,243	22,843,519	100.0%
Reinsurance ceded	1,061,826	—	—	1,061,826
Total, net of reinsurance	$3,576,698	$1,752	$18,203,243	$21,781,693

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the year subsequent	$5,685	$—	$—	$5,685

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$128,508	$1,852	$—	$130,360	0.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	18,484	—	—	18,484	0.1%
At fair value	—	—	19,503,228	19,503,228	79.2%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,604,952	191	—	1,605,143	6.5%
Total subject to discretionary withdrawal	1,751,944	2,043	19,503,228	21,257,215	86.3%
Not subject to discretionary withdrawal	3,354,126	—	23,334	3,377,460	13.7%
Total gross	5,106,070	2,043	19,526,562	24,634,675	100.0%
Reinsurance ceded	1,183,510	—	—	1,183,510
Total, net of reinsurance	$3,922,560	$2,043	$19,526,562	$23,451,165

65

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2025
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,420,069	—	—	1,420,069	12.0%
Total subject to discretionary withdrawal	1,420,069	—	—	1,420,069	12.0%
Not subject to discretionary withdrawal	10,289,350	—	103,911	10,393,261	88.0%
Total gross	11,709,419	—	103,911	11,813,330	100.0%
Reinsurance ceded	424,551	—	—	424,551
Total, net of reinsurance	$11,284,868	$—	$103,911	$11,388,779

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,363,162	—	—	1,363,162	15.0%
Total subject to discretionary withdrawal	1,363,162	—	—	1,363,162	15.0%
Not subject to discretionary withdrawal	7,614,938	—	93,963	7,708,901	85.0%
Total gross	8,978,100	—	93,963	9,072,063	100.0%
Reinsurance ceded	37,511	—	—	37,511
Total, net of reinsurance	$8,940,589	$—	$93,963	$9,034,552
66

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2025
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$136,803	$436,171
Universal Life	7,569,094	7,909,673	8,380,590
Universal Life with Secondary Guarantees	1,111,925	1,075,829	1,554,775
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,439,289	2,618,168
Variable Life	—	—	—
Variable Universal Life	18,789	18,788	18,720
Miscellaneous Reserves	60,591	64,491	72,382
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	980,450
Accidental Death Benefits	XXX	XXX	8,502
Disability - Active Lives	XXX	XXX	8,414
Disability - Disabled Lives	XXX	XXX	177,864
Miscellaneous Reserves	XXX	XXX	559,960
Total (gross: direct + assumed)	8,760,399	11,644,873	14,815,996
Reinsurance Ceded	3,997,436	4,344,883	5,527,080
Total (net)	$4,762,963	$7,299,990	$9,288,916

December 31, 2025
	Separate Account - Guaranteed				Separate Account - Nonguaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	306		306	306	121,945		121,942	122,101
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	$—	XXX	—	XXX	—	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	306		306	306	121,945		121,942	122,101
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$306		$306	$306	$121,945		$121,942	$122,101

67

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$120,864	$482,914
Universal Life	7,727,922	8,066,221	8,524,978
Universal Life with Secondary Guarantees	1,156,505	1,116,891	1,588,147
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,522,877	2,721,262
Variable Life	—	—	—
Variable Universal Life	17,616	17,615	18,003
Miscellaneous Reserves	64,548	68,555	79,050
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,011,217
Accidental Death Benefits	XXX	XXX	8,879
Disability - Active Lives	XXX	XXX	9,350
Disability - Disabled Lives	XXX	XXX	179,979
Miscellaneous Reserves	XXX	XXX	413,480
Total (gross: direct + assumed)	8,966,591	11,913,023	15,037,259
Reinsurance Ceded	3,991,357	4,334,064	5,582,601
Total (net)	$4,975,234	$7,578,959	$9,454,658

December 31, 2024
	Separate Account - Guaranteed				Separate Account - Non-guaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	301		301	301	113,245		112,673	112,691
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	0	XXX	—	XXX	0	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	301		301	301	113,245		112,673	112,691
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$301		$301	$301	$113,245		$112,673	$112,691

68

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Universal Life Insurance Secondary Guarantees
The Company previously issued universal life contracts with secondary guarantees, also called “no-lapse” guarantees. No-lapse guarantees are offered in the form of minimum premium guarantees or no-lapse account values. Reserves are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Valuation of Life Insurance Policies Model Regulation, and Actuarial Guideline 38. Reserve balances were $930.1 million and $938.9 million at December 31, 2025 and 2024, respectively.

Reserves for variable universal life contracts are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Variable Life Insurance Model Regulation and Actuarial Guideline 37. Reserve balances were $138.4 million and $128.2 million at December 31, 2025 and 2024, respectively.

Fixed Interest Rate Annuity
At December 31, 2025 and 2024, approximately 92% and 94%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values, net of reinsurance, within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2025
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.7	—	—	—	0.7
>2.50%	5,223.5	91.6	—	—	5,315.1
Total	$5,224.2	$91.6	$—	$—	$5,315.8

Fixed Annuities
0.0%-1.50%	$20.2	$32.3	$—	$27.8	$80.3
1.51%-2.50%	0.3	0.1	0.6	11.1	12.1
>2.50%	3,149.6	17.7	24.0	278.4	3,469.7
Total	$3,170.1	$50.1	$24.6	$317.3	$3,562.1

Fixed Indexed Annuities
0.0%-1.50%	$3.3	$11.4	$2.1	$28.1	$44.9
1.51%-2.50%	0.1	0.2	0.1	—	0.4
>2.50%	36.0	—	86.5	53.3	175.8
Total	$39.4	$11.6	$88.7	$81.4	$221.1

RILA
0.0%-1.50%	$5.4	$—	$3.2	$3.3	$11.9
1.51%-2.50%	—	—	—	—	—
>2.50%	117.2	92.6	—	—	209.8
Total	$122.6	$92.6	$3.2	$3.3	$221.7
69

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	2024
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.4	—	—	—	0.4
>2.50%	6,013.2	—	—	—	6,013.2
Total	$6,013.6	$—	$—	$—	$6,013.6

Fixed Annuities
0.0%-1.50%	$28.2	$37.0	$15.7	$—	$80.9
1.51%-2.50%	0.4	0.1	0.6	11.4	12.5
>2.50%	2,634.5	19.0	24.8	265.0	2,943.3
Total	$2,663.1	$56.1	$41.1	$276.4	$3,036.7

Fixed Indexed Annuities
0.0%-1.50%	$2.7	$7.7	$2.0	$37.6	$50.0
1.51%-2.50%	0.1	0.1	0.2	—	0.4
>2.50%	17.4	—	94.2	28.2	139.8
Total	$20.2	$7.8	$96.4	$65.8	$190.2

RILA
0.0%-1.50%	$6.3	$—	$3.3	$3.6	$13.2
1.51%-2.50%	—	—	—	—	—
>2.50%	81.8	10.4	—	—	92.2
Total	$88.1	$10.4	$3.3	$3.6	$105.4

Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2025 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$3	$1
Ordinary new business	366,145	366,025
Ordinary renewal	55,656	50,605
Group Life	(1,762)	(1,780)
Totals	$420,042	$414,851

Note 12 – Separate Accounts

The assets of the non-guaranteed insulated separate account support variable life and variable annuity products and are carried at fair value. The assets of the guaranteed non-insulated separate account support RILA and are carried at book value, which refers to the value at which those assets would be carried if held in the general account. Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for minimum guaranteed death benefits on variable life, variable annuity, and RILA contracts, as well as minimum guaranteed living benefits on variable annuity and RILA contracts, are held in the general account.

The Company has entered into securities lending agreements with agent banks, for the purpose of earning fees, whereby blocks of securities are loaned to third parties, primarily major brokerage firms. The agreements require collateral with a minimum fair value of 102 percent of the fair value of the loaned securities, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of the counterparties is monitored by the agent banks on a regular basis. Cash collateral received is invested by the agent banks for the benefit of the Company and is included on the balance sheet.
70

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
For the year ended December 31, 2025 the Company loaned securities in the amount of $10.6 million attributable to RILA products in accordance with securities lending transactions.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2025, 2024, and 2023 is as follows (in thousands):

	2025	2024	2023
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$19,644,460	$14,952,419	$12,322,649
Transfers from separate accounts	29,324,140	25,173,110	15,763,006
Net transfers from separate accounts	(9,679,680)	(10,220,691)	(3,440,357)
Reconciling adjustments:
Benefit (guaranteed minimum income/withdrawal) and other fees	(2,609,155)	(2,628,573)	(2,625,142)
Modified coinsurance	(493,671)	(1,028,362)	(496,296)
Income on reinsurance receivable from affiliate	(1,680,871)	(742,117)	—
Other	61,383	73,077	47,741
Transfers as reported in the accompanying Statements of Operations	$(14,401,994)	$(14,546,666)	$(6,514,054)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The CARVM allowance reduced the general account liability by $3.9 billion and $4.0 billion for December 31, 2025 and 2024, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in millions):

Year	Amount
2025	$2,892
2024	$2,950
2023	$2,946
2022	$2,901
2021	$2,693

Premiums, considerations, or deposits to separate accounts for 2025, 2024, and 2023 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2025	$6,015,005	—	12,278,614	$18,293,619
December 31, 2024	$5,176,835	—	9,047,582	$14,224,417
December 31, 2023	$2,803,576	—	7,910,010	$10,713,586

Reserves in the separate accounts totaled $233.2 billion and $219.0 billion at December 31, 2025 and 2024, respectively.

71

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Withdrawal characteristics of separate account reserves for 2025 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$2,265	$804	$214,875,375	$214,878,444
Amortized cost	18,284,647	—	—	18,284,647
Total reserves	$18,286,912	$804	$214,875,375	$233,163,091
By withdrawal characteristics:
With market value adjustment	$986,562	$804	$—	$987,366
At book value without market
value adjustment and with
current surrender charge of
5% or more	17,300,350	—	—	17,300,350
At fair value	—	—	214,483,742	214,483,742
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—	—	—
Subtotal	$18,286,912	$804	$214,483,742	$232,771,458
Not subject to discretionary
withdrawal	—	—	391,633	391,633
Total	$18,286,912	$804	$214,875,375	$233,163,091

Note 13 - Employee Retirement Plans

The Company has a defined contribution retirement plan covering substantially all associates. Associates are immediately eligible to participate in the Company's matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company's annual profit sharing contributions, as declared by the Company's Board of Directors, are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $22.6 million, $21.2 million, and $18.6 million in 2025, 2024, and 2023, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for independent agents and certain associates of Jackson and certain affiliates. At December 31, 2025 and 2024, the liability for such plans totaled $316.9 million and $308.5 million, respectively. The Company’s expense related to these plans, for the change in market value of plan liabilities for participant elected deferrals, was $42.7 million, $47.2 million, and $56.5 million in 2025, 2024, and 2023, respectively.

72

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 14 – Other Related Party Transactions

The Company’s investment portfolio is managed by PPM, a registered investment advisor. PPM is ultimately a wholly owned subsidiary of Jackson Financial. The Company paid $48.1 million, $47.7 million, and $53.8 million to PPM for investment advisory services in 2025, 2024, and 2023, respectively.

The Company has entered into shared services and administrative agreements with certain affiliates. Under the agreements, Jackson allocated $110.3 million, $107.5 million, and $104.2 million of certain management and administrative services expenses to affiliates in 2025, 2024, and 2023, respectively.

The Company has a Master Repurchase Agreement with Jackson Financial Inc., which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2025 and 2024. There was no outstanding balance at both December 31, 2025 and 2024. There was no interest paid during 2025, 2024, and 2023.

The Company has an Administrative Services agreement with Jackson National Asset Management, LLC (“JNAM”). JNAM guarantees to annually pay at least 95% of its net operating earnings to Jackson as sole member of JNAM which will be payable monthly. In 2025, 2024, and 2023, the Company received membership distributions of $747.0 million, $651.5 million, and $607.0 million, respectively, from JNAM.

The Company provides a $100.0 million revolving credit facility to Jackson Financial, an upstream holding company. The loan is unsecured and matures in December 2026, accrues interest at Secured Overnight Financial Rate ("SOFR") plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2025 and 2024. The highest outstanding loan balance during 2025 and 2024 was nil, respectively. Interest and commitment fees totaled $100 thousand during 2025, 2024, and 2023, respectively.

The Company provides a $35.0 million revolving credit facility to PPM. The loan was amended on September 30, 2023, is unsecured, matures in September 2028, accrues interest at SOFR plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. At both December 31, 2025 and 2024, the outstanding balance was nil. The highest outstanding loan balance during 2025 and 2024 was nil and $32.0 million, respectively. Interest and commitment fees totaled $35.0 thousand, $1.1 million, and $0.9 million during 2025, 2024, and 2023, respectively.

The Company provided a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company, which terminated June 30, 2023. The loan was unsecured, accrued interest at LIBOR plus 2% per annum and had a commitment fee of 0.25% per annum. Interest and commitment fees totaled $25 thousand during 2023.

During 2025, 2024, and 2023, the Company recognized impairment write downs of nil, $0.9 million, and $4.2 million, respectively, on subsidiary investments.

73

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 15 – Commitments and Contingent Liabilities

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse effect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2025 and 2024, Jackson recorded accruals totaling $566 thousand and $207 thousand, respectively.

The Company has provided an unlimited guarantee for the policyholder obligations of its wholly owned life insurance subsidiary, Jackson New York. The maximum potential amount of future payments cannot be estimated as Jackson New York continues to write new business. This guarantee is not expected to result in future required payments by the Company and is not considered to result in a material contingent exposure of the Company’s assets to liability because the Company and Jackson New York share the same management and Jackson New York is subject to regulatory supervision of the state of New York. Accordingly, the Company has not accrued any liability for this guarantee (exception allowed under SSAP No. 5, paragraph 19f).

The Company is a party to an Uncommitted Money Market Line Credit Agreement dated April 6, 2023 among Jackson, Jackson Financial, and Société Générale. This agreement is an uncommitted short-term cash advance facility that provides an additional form of liquidity to Jackson and to Jackson Financial. The aggregate borrowing capacity under the agreement is $500.0 million and each cash advance request must be at least $100 thousand. The interest rate is set by the lender at the time of the borrowing and is fixed for the duration of the advance. Jackson and Jackson Financial are jointly and severally liable to repay any advance under the agreement, which must be repaid prior to the last day of the quarter in which the advance was drawn.

At December 31, 2025 and 2024, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $677.7 million and $928.8 million, respectively, including $64.3 million and $27.7 million, respectively, to limited partnerships and limited liability companies on which the Company has recognized an impairment charge. At December 31, 2025 and 2024, the Company had funded commitments related to fixed-rate mortgage loans and other debt securities totaling $319.0 million and $499.0 million, respectively. Lines of credit available to affiliates totaled $135.0 million at both December 31, 2025 and 2024.

At December 31, 2025 and 2024, the Company had pledged mortgage related securities and commercial mortgage loans with a fair value of $2.7 billion and $4.0 billion, respectively, in connection with funding agreements issued to and borrowed money from the FHLBI. Securities for which all or a portion of Jackson’s holdings have been pledged continue to be reported as invested assets.

In connection with the reinsurance treaty with Jackson New York described in Note 7, Jackson placed high quality securities with a carrying value and fair value of $1,091.8 million and $1,056.3 million, respectively, at December 31, 2025, in a trust for the benefit of Jackson New York. Securities in the trust had a carrying value and fair value at December 31, 2024 of $1,233.0 million and $1,170.4 million, respectively. The trust is required in order for Jackson New York to record a credit for the reserves ceded to Jackson. The securities are reported as invested assets.

In connection with other life business ceded to non-affiliates, Jackson placed high quality securities in a trust for the benefit of the assuming company. These securities had a carrying value and fair value of $273.1 million and $275.3 million, respectively, at December 31, 2025. These securities had a carrying value and fair value at December 31, 2024 of $235.4 million and $229.8 million, respectively. The securities are reported as invested assets.

74

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company leases office space and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2025, Jackson recorded a liability of $4.3 million for future lease payments. Lease expense was $45.1 million, $41.6 million, and $39.7 million in 2025, 2024, and 2023, respectively.

At December 31, 2025, future minimum payments under noncancellable operating leases were as follows (in thousands):

2026	$10,923
2027	8,759
2028	7,852
2029	6,973
2030	6,671
Thereafter	36,417
Total	$77,595

The Company has separate service agreements with third party administrators to provide policyholder administrative services. The agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2030.

Note 16 – Share-Based Compensation

2021 Omnibus Incentive Plan

In April 2021, the Jackson Financial’s Board of Directors adopted, and Jackson Financial’s shareholders approved, the 2021 Omnibus Incentive Plan (the "2021 OIP"). The 2021 OIP became effective upon Jackson Financial becoming an independent public company. The Company participates in the 2021 OIP.

The 2021 OIP allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The 2021 OIP has a ten-year term, expiring in September 2031. Jackson Financial currently has Restricted Share Unit and Performance Share Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted share units and performance share units outstanding as of the record date. These dividend equivalents are paid only on restricted share units and performance share units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the associate's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date.

Cash settled awards issued under the 2021 OIP are liability-classified awards. These liability-classified awards are carried at fair value as of the reporting date and are recognized in other liabilities along with any accrued compensation expense. At December 31, 2025 and 2024, the Company had $100.6 million and $102.5 million accrued for future payments under this plan, respectively. Share settled awards issued under the 2021 OIP are equity-classified awards. Jackson Financial allocates a portion of the compensation expense associated with the share-settled awards to Jackson, which the Company settles with Jackson Financial monthly, on a one-month lag.

75

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Restricted Share Units ("RSU"s)
Jackson Financial grants RSUs to certain associates and non-employee directors. The majority of associate RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock at Jackson Financial’s discretion. RSUs have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying RSU.

At December 31, 2025 and 2024, there were 1,144,427 and 1,460,535, respectively, non-vested RSUs, with a weighted average grant price of $66.05 and $48.90.

Performance Share Units ("PSU"s)
Jackson Financial grants PSUs to certain associates. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. For PSUs granted in 2025 and 2024, the awards also include a vesting modifier based on Jackson Financial's performance relative to a defined peer group. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock, generally at the discretion of Jackson Financial. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying PSUs.

At December 31, 2025 and 2024, there were 141,466 and 297,693, respectively, non-vested PSUs, with a weighted average grant price of $49.39 and $40.85.

Compensation Cost
Jackson Financial charges the fair value of the RSUs and PSUs to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock as of the reporting date. For performance-based awards, Jackson Financial estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objectives. RSUs have graded vesting features and the Company recognizes expense for those awards on a straight-line basis over the requisite service period. Jackson Financial recognizes forfeitures as they occur when recognizing share-based compensation expense.

For most of the equity-classified RSUs and PSUs, the fair value is based on the price of Jackson Financial's common stock on the grant date. For PSU equity awards granted in 2025 and 2024, the Company measures fair value using a Monte Carlo simulation that considers the Company’s projected total shareholder return (“TSR”) relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.
For liability-classified RSUs and most liability-classified PSUs, the fair value is based on the price of Jackson Financial’s common stock as of the reporting date. For PSU liability awards granted in 2023, the Company uses a Monte Carlo simulation that considers the Company’s projected TSR relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.

Total compensation expense recognized under the plans was $102.3 million, $131.6 million, and $85.1 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Unrecognized compensation cost for RSUs and PSUs under the 2021 OIP as of December 31, 2025, 2024, and 2023, was $54.4 million, $52.1 million, and $39.8 million, respectively, with a weighted average recognition period of 1.02 years, 1.09 years, and 1.19 years.

76

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 17 – Asset-Backed Securities’ Other-Than-Temporary Impairments

The following table (shown in dollars) details asset-backed securities with a recognized other-than-temporary impairment recorded in 2025.

CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
00442JAD6	$280,839	$278,981	$1,858	$278,981	$251,411	Q1-2025
12669FZZ9	1,156,646	1,097,175	59,471	1,097,175	1,029,818	Q1-2025
36185MEV0	2,632,700	2,629,449	3,251	2,629,449	2,442,042	Q1-2025
36262TAJ2	11,000,000	9,606,398	1,393,602	9,606,398	9,606,398	Q1-2025
41161PVF7	1,690,024	1,336,496	353,528	1,336,496	1,336,496	Q1-2025
41161UAC6	955,921	904,762	51,159	904,762	841,910	Q1-2025
466247ER0	47,005	45,928	1,076	45,928	45,375	Q1-2025
57643MJV7	445,348	62,614	382,733	62,614	62,614	Q1-2025
81743QAJ3	2,916,709	2,862,269	54,440	2,862,269	2,801,000	Q1-2025
81744LAN4	1,171,361	1,167,760	3,601	1,167,760	1,059,564	Q1-2025
91863*AA3	56,147,041	55,468,069	678,972	55,468,069	45,159,917	Q1-2025
91863*AB1	7,770,996	6,630,560	1,140,435	6,630,560	1,979,272	Q1-2025
00442JAD6	280,782	277,927	2,855	277,927	256,441	Q2-2025
36185MEV0	2,612,679	2,558,289	54,390	2,558,289	2,411,357	Q2-2025
41161UAC6	900,726	845,441	55,285	845,441	800,528	Q2-2025
466247ER0	46,899	46,083	815	46,083	45,720	Q2-2025
81744LAN4	1,163,471	1,159,823	3,647	1,159,823	1,062,577	Q2-2025
91863*AA3	56,176,399	36,477,437	19,698,962	36,477,437	26,214,576	Q2-2025
91863*AB1	7,207,090	82,216	7,124,874	82,216	82,216	Q2-2025
12669FZZ9	751,217	640,077	111,140	640,077	599,545	Q3-2025
36185MEV0	2,561,983	2,499,826	62,157	2,499,826	2,409,912	Q3-2025
466247ER0	47,052	45,948	1,104	45,948	45,782	Q3-2025
91863*AA3	36,473,074	24,094,421	12,378,653	24,094,421	17,602,785	Q3-2025
00442JAD6	274,921	269,298	5,623	269,298	248,004	Q4-2025
12669FZZ9	597,482	591,498	5,984	591,498	591,498	Q4-2025
36185MEV0	2,515,603	2,459,367	56,236	2,459,367	2,382,384	Q4-2025
41161PVF7	1,267,910	1,259,706	8,204	1,259,706	1,259,706	Q4-2025
466247ER0	46,788	45,735	1,053	45,735	45,623	Q4-2025
81744LAN4	1,150,165	1,119,906	30,260	1,119,906	1,053,733	Q4-2025
872660AA3	47,422,275	40,967,678	6,454,597	40,967,678	31,896,222	Q4-2025
91863*AA3	24,094,421	17,602,785	6,491,637	17,602,785	17,602,785	Q4-2025
91863*AB1	82,216	33,495	48,721	33,495	33,495	Q4-2025
Total			$56,720,323

77

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2025

Investment income earned

U.S. government bonds	$64,278,074
Other bonds (unaffiliated)	1,222,998,471
Bonds exempt from U.S. tax	—
Bonds of affiliates	2,181,413
Preferred stocks (unaffiliated)	7,757,130
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	10,084,084
Common stocks of affiliates	75,000,000
Mortgage loans	433,863,271
Real estate	37,809,539
Contract loans	400,136,276
Cash, cash equivalents and short-term investments	169,477,522
Derivative instruments	185,808,987
Other invested assets	766,499,713
Aggregate write-ins for investment income	8,229,064
Total investment income	$3,384,123,544

Real estate owned - book value less encumbrances	$230,509,086

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	937,653,692
Commercial mortgages	7,740,594,700
Total mortgage loans	$8,678,248,392

Mortgage loans by standing - book value
Good standing	$8,456,427,932
Good standing with restructured loans	$40,802,349
Interest overdue more than 90 days, not in foreclosure	$135,953,122
Foreclosure in process	$45,064,989

Other long term assets - statement value	$2,709,268,742

Contract loans	$4,220,099,858

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$11,651,614
Preferred stocks	$—
Common stocks	$723,508,587

(Continued)

78

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2025

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$3,354,228,344
Over 1 year through 5 years	10,708,876,561
Over 5 years through 10 years	5,512,571,098
Over 10 years through 20 years	7,333,323,951
Over 20 years	4,908,689,901
Total by maturity	$31,817,689,855

Bonds by class - statement value
Class 1	$19,875,201,242
Class 2	11,506,001,291
Class 3	330,605,999
Class 4	31,293,079
Class 5	23,292,600
Class 6	51,295,644
Total by class	$31,817,689,855

Total bonds publicly traded	$17,961,191,155
Total bonds privately placed	$13,856,498,700

Preferred stocks - statement value	$129,703,058
Common stocks - market value	$862,158,584
Short-term investments - book value	$3,999,421
Options, caps and floors owned - statement value	$114,368,392
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$84,254,483
Futures contracts open - current value	$—
Cash on deposit	$(53,512,780)
Cash equivalents	$3,675,886,304

Life insurance in force
Industrial	$202,808,000
Ordinary	$37,520,236,000
Credit life	$—
Group life	$726,320,000

Amount of accidental death benefits in force under ordinary policies	$1,187,386,000

(Continued)
79

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2025

Life insurance policies with disability provisions in force
Industrial	$52,000
Ordinary	$2,731,183,000
Credit life	$—
Group life	$127,861,000

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$153,509,417
Income payable	$9,061,760

Ordinary - involving life contingencies-
Amount on deposit	$12,671,720
Income payable	$4,680,708

Group - not involving life contingencies-
Amount on deposit	$207,419
Income payable	$62,624

Group - involving life contingencies-
Amount on deposit	$13,872,006
Income payable	$1,870,030

Annuities:
Ordinary-
Immediate - amount of income payable	$15,218,378
Deferred - fully paid account balance	$2,848,838,403
Deferred - not fully paid - account balance	$6,799,723,317

Group-
Amount of income payable	$406,473,505
Fully paid account balance	$5,835,953
Not fully paid - account balance	$508,067,774

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$647,484,483
Dividend accumulations - account balance	$45,950,554

See accompanying independent auditors' report.
80

Schedule 2
JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2025

1)	Total admitted assets (excluding Separate Accounts):			$58,549,211,357

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	AFFILIATED DOMESTIC SECURITIES	$721,897,145	1.2%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	AFFILIATED DOMESTIC PARTNERSHIP	$354,025,152	0.6%
	AP TUNDRA	UNAFFILIATED DOMESTIC SECURITIES/PARTNERSHIP	$271,723,796	0.5%
	DUKE ENERGY	UNAFFILIATED DOMESTIC SECURITIES	$249,732,458	0.4%
	LPF - 1000 JEFFERSON	UNAFFILIATED COMMERCIAL MORTGAGE	$174,220,000	0.3%
	ALDAR INVESTMENTS HYBRID LIMIT	UNAFFILIATED DOMESTIC SECURITIES	$166,500,000	0.3%
	SOUTHERN CO GAS CAPITAL	UNAFFILIATED DOMESTIC SECURITIES	$165,770,998	0.3%
	MORGAN STANLEY BANK NA	UNAFFILIATED DOMESTIC SECURITIES	$158,287,659	0.3%
	LPF - PARK 5940 MED DIST APTS	UNAFFILIATED COMMERCIAL MORTGAGE	$154,861,595	0.3%
	NNN AGP OPP II VARIOUS	UNAFFILIATED COMMERCIAL MORTGAGE	$151,955,996	0.3%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	Amount	Percentage	Preferred Stock	Amount	Percentage
	NAIC-1	$19,875,201,242	33.9%	P/RP-1	$22,217,193	0.0%
	NAIC-2	$11,506,001,291	19.7%	P/RP-2	$75,055,978	0.1%
	NAIC-3	$330,605,999	0.6%	P/RP-3	$31,815,637	0.1%
	NAIC-4	$31,293,079	0.1%	P/RP-4	$—	0.0%
	NAIC-5	$23,292,600	0.0%	P/RP-5	$—	0.0%
	NAIC-6	$51,295,644	0.1%	P/RP-6	$614,250	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$3,689,579,630	6.3%
	Foreign-currency-denominated investments	$1,011,276,397	1.7%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$3,437,014,711	5.9%
	Countries rated NAIC-2	$221,253,206	0.4%
	Countries rated NAIC-3 or below	$31,311,714	0.1%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$894,942,365	1.5%
	CAYMAN ISLANDS	$494,165,715	0.8%
	Countries rated NAIC-2:
	MEXICO	$72,906,814	0.1%
	INDONESIA	$43,497,319	0.1%
	Countries rated NAIC-3 or below:
	COLOMBIA	$16,454,378	0.0%
	MOROCCO	$7,824,169	0.0%

(Continued)
81

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2025

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Ten largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	EMBASSY DEVELOPMENT E S. A. R.L.;	MORTGAGE LOAN	$89,178,481	0.2%
	UBS GROUP AG	2	$87,406,730	0.1%
	DYSON FINANCE LIMITED	1	$71,140,940	0.1%
	TAKEDA PHARMACEUTICAL CO LTD	2	$70,082,839	0.1%
	BROOKFIELD UTILITIES UK LTD	2	$66,017,700	0.1%
	PATRIZIA INDUSTRIAL PLATFORM	MORTGAGE LOAN	$64,996,182	0.1%
	1887 CO LTD	2	$55,239,300	0.1%
	EVOS FINANCE BV	2	$55,000,000	0.1%
	ELLEVIO HOLDING 1 AB	2	$54,000,000	0.1%
	SAFRAN	1	$50,000,000	0.1%

11)	There were no assets held in Canadian investments that exceeded 2.5% of the Company's total admitted assets.
12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	Amounts and percentages of admitted assets held in the ten largest equity interests:
	Issuer	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	$721,897,145	1.2%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	$354,025,152	0.6%
	SFR DELOS PARTNERS, L.P.	$126,496,124	0.2%
	FHLBI	$118,569,200	0.2%
	MOTIVE CAPITAL FUND II-A, L.P.	$106,084,950	0.2%
	PRETIUM OLYMPUS JV, L.P.	$105,708,236	0.2%
	JNAM LLC/JNFS LLC	$64,493,096	0.1%
	BLUE OWL DIGITAL INFRASTRUCTURE FUND II, L.P.	$59,110,765	0.1%
	AA GP SOLUTIONS FUND, L.P.	$57,638,827	0.1%
	NNN AGP OPPORTUNITIES FUND II, L.P.	$55,232,258	0.1%

14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.

16)	Amounts and percentages of total admitted assets held in the ten largest mortgage loans:
	Type		Amount	Percentage
	COMMERCIAL		$174,220,000	0.3%
	COMMERCIAL		$154,861,595	0.3%
	COMMERCIAL		$151,955,996	0.3%
	COMMERCIAL		$101,297,822	0.2%
	COMMERCIAL		$100,965,126	0.2%
	COMMERCIAL		$93,101,365	0.2%
	COMMERCIAL		$92,592,887	0.2%
	COMMERCIAL		$89,178,481	0.2%
	COMMERCIAL		$83,214,224	0.1%
	COMMERCIAL		$82,500,000	0.1%

	Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
	16.12	Construction loans	$—	0.0%
	16.13	Mortgage loans over 90 days past due	$135,953,125	0.2%
	16.14	Mortgage loans in the process of foreclosure	$42,558,688	0.1%
	16.15	Mortgage loans foreclosed	$17,181,579	0.0%
	16.16	Restructured mortgage loans	$40,802,349	0.1%

(Continued)
82

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2025

17)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
		Commercial
	Loan to Value	Amount	Percentage
	above 95%	$178,029,258	0.3%
	91 to 95%	$91,605,706	0.2%
	81 to 90%	$118,569,171	0.2%
	71 to 80%	$1,108,817,133	1.9%
	below 70%	$6,243,573,454	10.7%

		Residential
	Loan to Value	Amount	Percentage
	above 95%	$60,684,483	0.1%
	91 to 95%	$9,701,334	0.0%
	81 to 90%	$42,176,795	0.1%
	71 to 80%	$69,064,420	0.1%
	below 70%	$753,520,347	1.3%

18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company’s total admitted assets.
20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$22,968,710	0.0%	$54,845,429	$26,261,801	$20,425,192
Repurchase	2,705,404,741	4.6%	2,866,795,821	2,837,874,019	2,723,034,644
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	Amounts and percentages of total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

	Owned		Written
Type	Amount	Percentage	Amount	Percentage
Hedging	$114,368,392	0.2%	$—	—%

22)	Amounts and percentages of total admitted assets of potential exposure for collars, swaps and forwards:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$104,606,094	0.2%	$76,575,369	$87,727,741	$91,797,592

23)	Amounts and percentages of total admitted assets of potential exposure for futures contracts:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$958,166,644	1.6%	$1,030,754,979	$893,641,265	$997,063,193

See accompanying independent auditors' report.
83

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2025

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer credit obligations:
U.S. government obligations	3,223,572,456	6.32%	3,223,572,456	—	3,223,572,456	6.32%
Other U.S. government obligations	117,150,473	0.23%	117,150,473	—	117,150,473	0.23%
Non-U.S. sovereign jurisdiction securities	462,978,447	0.91%	462,978,447	—	462,978,447	0.91%
Municipal bonds - general obligations	85,384,095	0.17%	85,384,095	—	85,384,095	0.17%
Municipal bonds - special revenue	411,457,331	0.81%	411,457,331	—	411,457,331	0.81%
Project finance bonds issued by operating entities	999,889,245	1.96%	743,157,607	—	743,157,607	1.46%
Corporate bonds	18,008,527,049	35.32%	18,287,889,933	—	18,287,889,933	35.87%
Mandatory convertible bonds	715,676	—%	715,676	—	715,676	—%
Single entity backed obligations	1,342,913,055	2.63%	1,338,400,113	—	1,338,400,113	2.63%
Bonds issued by funds representing operating entities	1,211,112,101	2.38%	1,192,993,797	—	1,192,993,797	2.34%
Bank loans - acquired	622,902	—%	622,902	—	622,902	—%
Other issuer credit obligations	1,996,010	—%	1,996,010	—	1,996,010	—%
Asset-backed securities:
Financial asset-backed securities - self liquidating	3,278,501,009	6.43%	3,253,501,009	—	3,253,501,009	6.38%
Non financial asset-backed securities	1,154,074,314	2.26%	1,179,074,313	—	1,179,074,313	2.31%
Preferred Stocks:
Industrial and miscellaneous (unaffiliated)	129,703,058	0.25%	129,703,058	—	129,703,058	0.25%
Common Stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	16,854	—%	16,854	—	16,854	—%
Industrial and miscellaneous Other (unaffiliated)	119,711,176	0.23%	119,711,176	—	119,711,176	0.23%
Parent, subsidiaries and affiliates other	723,508,587	1.42%	721,897,145	—	721,897,145	1.42%
Mutual funds	20,533,409	0.04%	20,533,409	—	20,533,409	0.04%
Mortgage loans:
Residential mortgages	937,653,692	1.84%	937,653,692	—	937,653,692	1.84%
Commercial loans	7,632,307,455	14.97%	7,632,307,455	—	7,632,307,455	14.97%
Mezzanine real estate loans	108,287,245	0.21%	108,287,245		108,287,245	0.21%
Total valuation allowance	(2,506,295)	—%	(2,506,295)		(2,506,295)
Real estate:
Property occupied by the company	203,654,612	0.40%	203,654,612	—	203,654,612	0.40%
Property held for the production of income	7,172,124	0.01%	7,172,124		7,172,124	0.01%
Property held for sale	19,682,350	0.04%	19,682,350	—	19,682,350	0.04%
Cash, cash equivalents and short-term investments
Cash equivalents - short term	(53,512,780)	(0.10)%	(53,512,780)	—	(53,512,780)	(0.10)%
Cash	3,675,886,304	7.21%	3,675,886,304	22,968,710	3,698,855,014	7.25%
Cash equivalents	3,999,421	0.01%	3,999,421	—	3,999,421	0.01%
Contract loans	4,222,372,722	8.28%	4,220,099,858	—	4,220,099,858	8.28%
Derivatives	198,622,875	0.39%	198,622,875	—	198,622,875	0.39%
Other invested assets	2,712,315,865	5.32%	2,709,268,742	—	2,709,268,742	5.31%
Receivables for securities	11,899,848	0.02%	11,899,848	—	11,899,848	0.02%
Securities lending	22,968,710	0.05%	22,968,710	XXX	XXX	XXX
	$50,993,171,395	100.00%	$50,986,239,965	$22,968,710	$50,986,239,965	100.00%

See accompanying independent auditors' report.
84

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY
Reinsurance Risk Interrogatories
December 31, 2025

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
Yes

The Company’s Guaranteed Minimum Income Benefits on Variable Annuities (GMIBs) are reinsured with Chubb Tempest Life Reinsurance LTD. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. At December 31, 2025, the Company recorded a $510,926 reserve credit in consideration of the GMIB cession that is fully collateralized through a combination of letters of credit and a reinsurance trust. The reserve credit considers the treaty’s risk limiting factors.

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

a.
Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?

No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.
Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61 for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.
Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.
85